UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, CA 92614

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget President Met Investors Series Trust 5 Park Plaza, Suite 1900 Irvine, CA 92614	Stacy H. Louizos, Esq. David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Explanatory Note:

Met Investors Series Trust (the “Registrant”) is filing this amendment to its Form N-CSR for the period ended June 30, 2011, originally filed with the Securities and Exchange Commission on September 6, 2011, to add to or revise certain information in the semiannual reports for each of AllianceBernstein Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Legg Mason ClearBridge Aggressive Growth Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Franklin Mutual Shares Portfolio, MetLife Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, T. Rowe Price Mid Cap Growth Portfolio and Third Avenue Small Cap Value Portfolio of the Registrant. This amendment does not modify in any way the semiannual reports for any other Portfolio of the Registrant.

Item 1:	Report to Shareholders.

Simplify your life…

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Met Investors Series Trust AllianceBernstein Global Dynamic Allocation Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Managed By AllianceBernstein L.P.

Portfolio Manager Commentary*

Performance

Since its May 2, 2011 inception, the Class B shares of the AllianceBernstein Global Dynamic Allocation Portfolio returned -1.70%, compared to the -1.53% return of its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

Since the inception of the Portfolio in May there have been renewed fears about the sustainability of economic growth. This follows two major shocks from early 2011. First, unrest in the Middle East and North Africa triggered a sharp rise in oil prices. Second, the effects of the earthquake in Japan caused significant disruptions in the global supply chain. These shocks were compounded by other ongoing uncertainties, which include rising default risk on Greek sovereign debt and the end of the US Federal Reserve’s second round of quantitative easing. Equities rallied toward the latter part of June on optimism around the European debt crisis as the Greek Prime Minister survived a confidence vote and the Greek Parliament passed a package of austerity measures.

Global equity markets (US equities, Developed Foreign, and Emerging Markets) were all negative for most of the period under review. In fixed income, both US Treasuries and global sovereigns (ex US) had positive returns and returns for the three month Treasury bill was flat for the period.

Portfolio Review/Current Positioning

The Portfolio underperformed the Dow Jones Global Moderate Index benchmark slightly since inception on May 2. Exposure to developed US and international equities detracted from performance due to renewed fears about the sustainability of economic growth. Global equity markets underperformed for most of the period under review. The allocation to bonds, both domestic and international, contributed positively to performance, while the interest rate swap also added to performance. Interest rates fell over the period, so both bond exposure and the interest rate swap exposure had positive impacts on performance. Contributions were 29 and 40 basis points (bps), respectively. Additionally, performance was also helped by the opportunistic allocation to REITs and currency exposures, which added approximately 20 bps.

The Portfolio’s equity holdings were at a near-neutral position. Volatility rose over the last couple of months of the period, but the rise was still fairly modest. While risks were elevated, strong corporate fundamentals continued to make equity valuations attractive, particularly compared to the low level of bond yields. In addition, we took steps to further diversify equity holdings by reducing positions in US equities and increasing positions in Developed International equities, Emerging Market equities, and Real Estate equities.

Daniel Loewy, CFA

Co-Chief Investment Officer and Research Director—Dynamic Asset Allocation

Seth Masters

Co-Chief Investment Officer—Dynamic Asset Allocation, Chief Investment Officer—Asset Allocation and Bernstein Global Wealth Management

AllianceBernstein L.P.

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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AllianceBernstein Global Dynamic Allocation Portfolio

Portfolio Composition as of June 30, 2011

Top Issuers

% of Net Assets
U.S. Treasury Notes	11.1
U.S. Treasury Bonds	3.9
Vanguard MSCI Emerging Markets ETF	3.7
Midcap SPDR Trust Series I	2.0
iShares Russell 2000 Index Fund	2.0
Federal Home Loan Mortgage Corp.	1.5
Federal Home Loan Banks	0.9
Federal National Mortgage Association	0.9
Exxon Mobil Corp.	0.3
Nestle S.A.	0.2

Top Equity Sectors

% of Market Value of Total Investments
Cash & Equivalents	52.5
Investment Company Securities	7.8
Non-Cyclical	4.3
Financials	4.1
Industrials	2.5

Fixed Income Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	18.6

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AllianceBernstein Global Dynamic Allocation Portfolio

AllianceBernstein Global Dynamic Allocation Portfolio managed by
AllianceBernstein L.P. vs. Dow Jones Moderate Index1

Cumulative Return[2] (for the period ended June 30, 2011)
Since Inception[3]
AllianceBernstein Global Dynamic Allocation Portfolio—Class B	-1.70%
Dow Jones Moderate Index[1]	-1.53%

1The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2“Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 5/02/11. Index returns are based on an inception date of 5/02/11.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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AllianceBernstein Global Dynamic Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 2, 2011 through June 30, 2011.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 2, 2011**	Ending Account Value June 30, 2011	Expenses Paid During Period*** May 2, 2011 to June 30, 2011

Class B(a)(b)
Actual	1.06%	$1,000.00	$998.30	$1.77
Hypothetical*	1.06%	1,000.00	1,006.58	1.78

*   Hypothetical assumes a rate of return of 5% per year before expenses.

**  Commencement of operations—May 2, 2011.

*** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (60 days) in the most recent fiscal period, divided by 365 (to reflect the two month period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 to the Financial Statements.

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AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—20.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
BAE Systems plc	13,628	$69,743
Boeing Co. (The)	1,995	147,490
Cobham plc	4,615	15,691
Elbit Systems, Ltd.	94	4,455
European Aeronautic Defence and Space Co. N.V.	1,632	54,705
Finmeccanica S.p.A.	1,618	19,610
General Dynamics Corp.	1,000	74,520
Goodrich Corp.	370	35,335
Honeywell International, Inc.	2,120	126,331
ITT Corp.	500	29,465
L-3 Communications Holdings, Inc.	305	26,672
Lockheed Martin Corp.	805	65,181
Northrop Grumman Corp.	805	55,827
Precision Castparts Corp.	425	69,976
Raytheon Co.	995	49,601
Rockwell Collins, Inc.	435	26,835
Rolls-Royce Holdings plc*	7,483	77,553
Safran S.A.	667	28,529
Singapore Technologies Engineering, Ltd.	6,000	14,713
Textron, Inc.	750	17,708
Thales S.A.	398	17,188
United Technologies Corp.	2,545	225,258

		1,252,386

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	440	34,690
Deutsche Post AG	3,383	65,101
Expeditors International of Washington, Inc.	565	28,922
FedEx Corp.	870	82,520
PostNL N.V.	1,354	11,508
TNT Express N.V.*	1,408	14,625
Toll Holdings, Ltd.	2,683	13,965
United Parcel Service, Inc.—Class B	2,680	195,452
Yamato Holdings Co., Ltd.	1,600	25,018

		471,801

Airlines—0.0%
Air France-KLM*	540	8,301
All Nippon Airways Co., Ltd.	3,000	9,746
Cathay Pacific Airways, Ltd.	5,000	11,553
Deutsche Lufthansa AG	915	19,967
International Consolidated Airlines Group S.A.*	3,708	15,074
Qantas Airways, Ltd.*	4,436	8,759

Airlines—(Continued)
Ryanair Holdings plc, ADR	300	$8,802
Singapore Airlines, Ltd.	2,000	23,170
Southwest Airlines Co.	2,125	24,268

		129,640

Auto Components—0.1%
Aisin Seiki Co., Ltd.	800	30,752
Bridgestone Corp.	2,600	59,515
Cie Generale des Etablissements Michelin—Class B	706	69,150
Continental AG*	320	33,671
Denso Corp.	1,900	70,256
Goodyear Tire & Rubber Co. (The)*	630	10,565
Johnson Controls, Inc.	1,815	75,613
Koito Manufacturing Co., Ltd.	1,000	17,373
NGK Spark Plug Co., Ltd.	1,000	13,727
NHK Spring Co., Ltd.	1,000	10,156
NOK Corp.	400	6,810
Nokian Renkaat OYJ	438	22,010
Pirelli & C S.p.A.	951	10,290
Stanley Electric Co., Ltd.	600	10,453
Sumitomo Rubber Industries, Ltd.	700	8,420
Toyoda Gosei Co., Ltd.	200	4,516
Toyota Boshoku Corp.	300	4,951
Toyota Industries Corp.	700	22,959

		481,187

Automobiles—0.4%
Bayerische Motoren Werke (BMW) AG	1,323	132,216
Daihatsu Motor Co., Ltd.	1,000	16,914
Daimler AG	3,620	272,865
Fiat S.p.A.	3,056	33,599
Ford Motor Co.*	10,335	142,520
Fuji Heavy Industries, Ltd.	2,000	15,426
Harley-Davidson, Inc.	625	25,606
Honda Motor Co., Ltd.	6,500	248,651
Isuzu Motors, Ltd.	5,000	23,498
Mazda Motor Corp.*	6,000	15,698
Mitsubishi Motors Corp.*	15,000	18,228
Nissan Motor Co., Ltd.	9,900	103,364
Peugeot S.A.	608	27,259
Renault S.A.	768	45,603
Suzuki Motor Corp.	1,300	29,097
Toyota Motor Corp.	11,000	450,121
Volkswagen AG	118	21,713
Yamaha Motor Co., Ltd.*	1,100	20,078

		1,642,456

See accompanying notes to financial statements.

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AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—0.5%
Anheuser-Busch InBev N.V.	3,208	$186,366
Asahi Group Holdings, Ltd.	1,500	30,039
Brown-Forman Corp.—Class B	305	22,780
Carlsberg A.S.—Class B	428	46,629
Coca Cola Hellenic Bottling Co. S.A.*	732	19,689
Coca-Cola Amatil, Ltd.	2,266	27,771
Coca-Cola Co. (The)	6,285	422,918
Coca-Cola Enterprises, Inc.	880	25,678
Coca-Cola West Co., Ltd.	200	3,819
Constellation Brands, Inc.—Class A*	445	9,265
Diageo plc	10,009	204,730
Dr Pepper Snapple Group, Inc.	620	25,996
Foster’s Group, Ltd.	7,736	42,755
Heineken Holding N.V.	461	23,621
Heineken N.V.	1,036	62,397
Kirin Holdings Co., Ltd.	3,000	41,627
Molson Coors Brewing Co.—Class B	435	19,462
PepsiCo, Inc.	4,355	306,723
Pernod Ricard S.A.	792	78,183
SABMiller plc	3,805	138,877

		1,739,325

Biotechnology—0.1%
Actelion, Ltd.*	440	21,656
Amgen, Inc.*	2,550	148,792
Biogen Idec, Inc.*	680	72,706
Celgene Corp.*	1,250	75,400
Cephalon, Inc.*	190	15,181
CSL, Ltd.	2,164	76,775
Gilead Sciences, Inc.*	2,175	90,067
Grifols S.A.*	553	11,116

		511,693

Building Products—0.1%
Asahi Glass Co., Ltd.	4,000	46,426
Assa Abloy AB—Class B	1,250	33,717
Cie de St-Gobain	1,591	103,184
Daikin Industries, Ltd.	900	31,672
Geberit AG*	156	36,935
JS Group Corp.	1,100	28,208
Masco Corp.	945	11,368
Nippon Sheet Glass Co., Ltd.	3,000	9,263
TOTO, Ltd.	1,000	7,725

		308,498

Capital Markets—0.5%
3i Group plc	3,880	17,525

Capital Markets—(Continued)
Ameriprise Financial, Inc.	685	$39,511
Bank of New York Mellon Corp.	3,365	86,211
BlackRock, Inc.	300	57,543
Charles Schwab Corp. (The)	2,685	44,168
Credit Suisse Group AG*	4,504	175,053
Daiwa Securities Group, Inc.	7,000	30,640
Deutsche Bank AG	3,715	219,866
E*Trade Financial Corp.*	685	9,453
Federated Investors, Inc.—Class B	250	5,960
Franklin Resources, Inc.	427	56,061
GAM Holding AG*	955	15,664
Goldman Sachs Group, Inc. (The)	1,430	190,319
ICAP plc	2,243	17,047
Invesco, Ltd.	1,250	29,250
Investec plc	1,932	15,661
Janus Capital Group, Inc.	500	4,720
Julius Baer Group, Ltd.*	826	34,096
Legg Mason, Inc.	380	12,449
Macquarie Group, Ltd.	1,386	46,481
Man Group plc	7,511	28,603
Mizuho Securities Co., Ltd.*	2,000	4,786
Morgan Stanley	4,180	96,182
Nomura Holdings, Inc.	14,100	69,237
Northern Trust Corp.	680	31,253
Ratos AB—B Shares	766	14,767
SBI Holdings, Inc.	80	7,371
Schroders plc	452	11,235
State Street Corp.	1,370	61,773
T Rowe Price Group, Inc.	690	41,635
UBS AG*	14,546	265,039

		1,739,559

Chemicals—0.6%
Air Liquide S.A.	1,136	163,073
Air Products & Chemicals, Inc.	615	58,782
Air Water, Inc.	1,000	11,991
Airgas, Inc.	190	13,308
Akzo Nobel N.V.	926	58,502
Arkema S.A.	221	22,786
Asahi Kasei Corp.	5,000	33,480
BASF SE	3,671	360,255
CF Industries Holdings, Inc.	190	26,917
Daicel Chemical Industries, Ltd.	1,000	6,572
Denki Kagaku Kogyo KK	2,000	9,573
Dow Chemical Co. (The)	3,180	114,480
E.I. du Pont de Nemours & Co.	2,495	134,855

See accompanying notes to financial statements.

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AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Eastman Chemical Co.	190	$19,393
Ecolab, Inc.	625	35,237
FMC Corp.	190	16,344
Givaudan S.A.*	33	34,888
Hitachi Chemical Co., Ltd.	400	7,891
Incitec Pivot, Ltd.	6,510	26,967
International Flavors & Fragrances, Inc.	245	15,739
Israel Chemicals, Ltd.	1,776	28,199
Israel Corp., Ltd. (The)	9	9,791
Johnson Matthey plc	858	27,104
JSR Corp.	700	13,471
K+S AG	688	52,958
Kaneka Corp.	1,000	6,535
Kansai Paint Co., Ltd.	1,000	9,064
Koninklijke DSM N.V.	616	40,040
Kuraray Co., Ltd.	1,500	21,855
Lanxess AG	333	27,374
Linde AG	676	118,698
Makhteshim-Agan Industries, Ltd.*	918	5,128
Mitsubishi Chemical Holdings Corp.	5,500	38,738
Mitsubishi Gas Chemical Co., Inc.	1,000	7,279
Mitsui Chemicals, Inc.	3,000	10,862
Monsanto Co.	1,490	108,085
Nitto Denko Corp.	600	30,244
Novozymes A.S.—B Shares	185	30,152
Orica, Ltd.	1,452	41,978
PPG Industries, Inc.	435	39,494
Praxair, Inc.	815	88,338
Sherwin-Williams Co. (The)	250	20,967
Shin-Etsu Chemical Co., Ltd.	1,600	85,213
Showa Denko KK	6,000	12,350
Sigma-Aldrich Corp.	315	23,115
Sika AG	8	19,274
Solvay S.A.	237	36,675
Sumitomo Chemical Co., Ltd.	6,000	29,760
Syngenta AG*	378	127,505
Taiyo Nippon Sanso Corp.	1,000	7,924
Teijin, Ltd.	4,000	17,509
Toray Industries, Inc.	6,000	44,045
Tosoh Corp.	2,000	7,986
Ube Industries, Ltd.	4,000	11,954
Umicore S.A.	456	24,908
Wacker Chemie AG	63	13,642
Yara International ASA	758	42,827

		2,452,074

Commercial Banks—1.7%
Alpha Bank AE*	2,029	$10,225
Aozora Bank, Ltd.	2,000	4,613
Australia & New Zealand Banking Group, Ltd.	10,377	244,994
Banca Carige S.p.A.	2,584	5,866
Banca Monte dei Paschi di Siena S.p.A.	9,975	7,569
Banco Bilbao Vizcaya Argentaria S.A.	17,053	200,364
Banco Comercial Portugues S.A.*	12,964	7,720
Banco de Sabadell S.A.	4,445	18,399
Banco Espirito Santo S.A.	2,098	7,831
Banco Popolare SC	7,049	16,267
Banco Popular Espanol S.A.	3,848	21,689
Banco Santander S.A.	33,736	390,159
Bank Hapoalim BM	4,239	21,089
Bank Leumi Le-Israel BM	4,712	22,168
Bank of Cyprus plc	3,398	10,018
Bank of East Asia, Ltd.	6,200	25,536
Bank of Kyoto, Ltd. (The)	1,000	9,164
Bank of Yokohama, Ltd. (The)	5,000	24,862
Bankinter S.A.	851	5,788
Barclays plc	46,262	190,629
BB&T Corp.	1,875	50,325
Bendigo and Adelaide Bank, Ltd.	1,458	13,863
BNP Paribas S.A.	3,833	296,324
BOC Hong Kong Holdings, Ltd.	15,000	43,468
Chiba Bank, Ltd. (The)	3,000	18,674
Chugoku Bank, Ltd. (The)	1,000	12,313
Comerica, Inc.	445	15,384
Commerzbank AG*	14,303	61,675
Commonwealth Bank of Australia	6,191	347,474
Credit Agricole S.A.	3,840	57,834
Danske Bank A.S.*	2,607	48,353
DBS Group Holdings, Ltd.	7,000	83,604
Dexia S.A.*	2,337	7,287
DnB NOR ASA	3,906	54,646
EFG Eurobank Ergasias S.A.*	1,292	6,061
Erste Group Bank AG	756	39,692
Fifth Third Bancorp.	2,495	31,811
First Horizon National Corp.	690	6,583
Fukuoka Financial Group, Inc.	3,000	12,462
Gunma Bank, Ltd. (The)	1,000	5,258
Hachijuni Bank, Ltd. (The)	2,000	11,185
Hang Seng Bank, Ltd.	3,100	49,518
Hiroshima Bank, Ltd. (The)	2,000	8,680
Hokuhoku Financial Group, Inc.	5,000	9,858

See accompanying notes to financial statements.

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AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
HSBC Holdings plc	70,774	$703,242
Huntington Bancshares, Inc.	2,315	15,186
Intesa Sanpaolo S.p.A.	40,273	107,388
Intesa Sanpaolo S.p.A.—RSP	3,727	8,060
Israel Discount Bank, Ltd.—Class A*	3,160	6,207
Iyo Bank, Ltd. (The)	1,000	9,164
Joyo Bank, Ltd. (The)	2,000	8,358
KBC Grope N.V.	644	25,347
KeyCorp.	2,560	21,325
Lloyds TSB Group plc*	163,256	128,537
M&T Bank Corp.	365	32,102
Marshall & Ilsley Corp.	1,435	11,437
Mitsubishi UFJ Financial Group, Inc.	50,900	246,153
Mizrahi Tefahot Bank, Ltd.	492	5,209
Mizuho Financial Group, Inc.	82,000	134,218
Mizuho Trust & Banking Co., Ltd.	6,000	5,282
National Australia Bank, Ltd.	8,672	238,429
National Bank of Greece S.A.*	3,821	27,359
Natixis	3,487	17,523
Nishi-Nippon City Bank, Ltd. (The)	3,000	8,816
Nordea Bank AB	10,503	113,322
Oversea-Chinese Banking Corp., Ltd.	10,000	76,256
PNC Financial Services Group, Inc.	1,435	85,540
Raiffeisen Bank International AG	195	10,064
Regions Financial Corp.	3,425	21,235
Resona Holdings, Inc.	7,500	35,154
Royal Bank of Scotland Group plc*	70,159	43,356
Seven Bank, Ltd.	2	3,985
Shinsei Bank, Ltd.	5,000	4,960
Shizuoka Bank, Ltd. (The)	2,000	18,302
Skandinaviska Enskilda Banken AB—Class A	5,638	46,249
Societe Generale S.A.	2,536	150,715
Standard Chartered plc	9,386	247,034
Sumitomo Mitsui Financial Group, Inc.	5,400	165,258
Sumitomo Mitsui Trust Holdings, Inc.	12,000	41,515
SunTrust Banks, Inc.	1,440	37,152
Suruga Bank, Ltd.	1,000	8,668
Svenska Handelsbanken AB—A Shares	1,956	60,550
Swedbank AB—A Shares	3,235	54,563
U.S. Bancorp.	5,235	133,545
UniCredit S.p.A.	53,925	114,344
Unione di Banche Italiane SCPA	3,175	17,901
United Overseas Bank, Ltd.	5,000	80,166

Commercial Banks—(Continued)
Wells Fargo & Co.	14,380	$403,503
Westpac Banking Corp.	12,026	287,281
Wing Hang Bank, Ltd.	500	5,478
Yamaguchi Financial Group, Inc.	1,000	9,288
Zions Bancorporation	500	12,005

		6,584,013

Commercial Services & Supplies—0.1%
Aggreko plc*	1,097	34,002
Avery Dennison Corp.	260	10,044
Babcock International Group plc	1,434	16,406
Brambles, Ltd.	5,798	44,924
Cintas Corp.	320	10,570
Dai Nippon Printing Co., Ltd.	2,000	22,394
Edenred	632	19,312
G4S plc	5,638	25,347
Iron Mountain, Inc.	510	17,386
Pitney Bowes, Inc.	510	11,725
Republic Services, Inc.	815	25,143
RR Donnelley & Sons Co.	510	10,001
Secom Co., Ltd.	800	38,142
Securitas AB—B Shares	1,252	13,300
Serco Group plc	1,972	17,507
Societe BIC S.A.	115	11,130
Stericycle, Inc.*	245	21,834
Suez Environnement Co.	1,077	21,515
Toppan Printing Co., Ltd.	2,000	15,426
Waste Management, Inc.	1,305	48,637

		434,745

Communications Equipment—0.3%
Alcatel-Lucent*	9,266	53,669
Cisco Systems, Inc.	15,070	235,243
F5 Networks, Inc.*	245	27,011
Harris Corp.	320	14,419
JDS Uniphase Corp.*	570	9,496
Juniper Networks, Inc.*	1,440	45,360
Motorola Mobility Holdings, Inc.*	760	16,750
Motorola Solutions, Inc.*	930	42,817
Nokia OYJ	14,969	97,179
QUALCOMM, Inc.	4,485	254,703
Telefonaktiebolaget LM Ericsson—B Shares	12,037	174,182
Tellabs, Inc.	945	4,357

		975,186

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Computers & Peripherals—0.4%
Apple, Inc.*	2,545	$854,280
Dell, Inc.*	4,555	75,932
EMC Corp.*	5,610	154,555
Fujitsu, Ltd.	7,000	39,754
Hewlett-Packard Co.	5,920	215,488
Lexmark International, Inc.—Class A*	190	5,559
NEC Corp.*	10,000	22,692
NetApp, Inc.*	1,000	52,780
SanDisk Corp.*	625	25,938
Seiko Epson Corp.	500	8,606
Toshiba Corp.	16,000	83,725
Western Digital Corp.*	625	22,738

		1,562,047

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	566	26,732
Balfour Beatty plc	2,744	13,602
Bouygues S.A.	950	41,826
Chiyoda Corp.	1,000	11,445
Eiffage S.A.	162	10,736
Ferrovial S.A.	1,466	18,558
Fluor Corp.	495	32,007
Fomento de Construcciones y Contratas S.A.	203	6,199
Hochtief AG	169	14,138
Jacobs Engineering Group, Inc.*	320	13,840
JGC Corp.	1,000	27,218
Kajima Corp.	3,000	8,556
Kinden Corp.	1,000	8,519
Koninklijke Boskalis Westminster N.V.	283	13,401
Leighton Holdings, Ltd.	604	13,515
Obayashi Corp.	2,000	8,680
Quanta Services, Inc.*	565	11,413
Shimizu Corp.	2,000	8,283
Skanska AB—B Shares	1,598	28,702
Taisei Corp.	4,000	9,126
Vinci S.A.	1,777	113,995

		440,491

Construction Materials—0.1%
Boral, Ltd.	2,896	13,674
Cimpor Cimentos de Portugal SGPS S.A.	806	6,168
CRH plc	2,835	63,141
Fletcher Building, Ltd.	2,712	19,365

Construction Materials—(Continued)
HeidelbergCement AG	562	$35,934
Holcim, Ltd.*	981	73,982
Imerys S.A.	136	9,598
James Hardie Industries SE*	1,744	10,967
Lafarge S.A.	801	51,123
Vulcan Materials Co.	320	12,330

		296,282

Consumer Finance—0.1%
Aeon Credit Service Co., Ltd.	300	4,085
American Express Co.	2,860	147,862
Capital One Financial Corp.	1,245	64,329
Credit Saison Co., Ltd.	600	10,022
Discover Financial Services	1,445	38,654
SLM Corp.	1,435	24,122

		289,074

Containers & Packaging—0.0%
Amcor, Ltd.	4,898	37,845
Ball Corp.	440	16,922
Bemis Co., Inc.	260	8,783
Owens-Illinois, Inc.*	440	11,356
Rexam plc	3,505	21,559
Sealed Air Corp.	435	10,349
Toyo Seikan Kaisha, Ltd.	600	10,022

		116,836

Distributors—0.0%
Genuine Parts Co.	415	22,576
Jardine Cycle & Carriage, Ltd.	1,000	35,032
Li & Fung, Ltd.	22,000	43,821

		101,429

Diversified Consumer Services—0.0%
Apollo Group, Inc.—Class A*	315	13,759
Benesse Holdings, Inc.	300	12,853
DeVry, Inc.	185	10,939
H&R Block, Inc.	815	13,072

		50,623

Diversified Financial Services—0.5%
ASX, Ltd.	700	22,874
Bank of America Corp.	27,640	302,934
CaixaBank	3,360	23,487
Citigroup, Inc.	7,910	329,372
CME Group, Inc.	185	53,944
Deutsche Boerse AG	779	59,284

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Eurazeo	122	$8,927
Exor S.p.A.	256	8,012
Groupe Bruxelles Lambert S.A.	322	28,681
Hong Kong Exchanges and Clearing, Ltd.	4,100	85,988
Industrivarden AB—C Shares	471	7,825
ING Groep N.V.*	15,309	188,745
IntercontinentalExchange, Inc.*	190	23,695
Investor AB—B Shares	1,821	41,896
JPMorgan Chase & Co.	10,890	445,837
Kinnevik Investment AB—Class B	822	18,325
Leucadia National Corp.	505	17,221
London Stock Exchange Group plc	596	10,161
Mitsubishi UFJ Lease & Finance Co., Ltd.	230	8,841
Moody’s Corp.	555	21,284
NASDAQ OMX Group, Inc. (The)*	380	9,614
NYSE Euronext	690	23,646
ORIX Corp.	420	40,570
Pargesa Holding S.A.	210	19,444
Pohjola Bank plc—A Shares	552	7,151
Singapore Exchange, Ltd.	3,000	18,404

		1,826,162

Diversified Telecommunication Services—0.7%
AT&T, Inc.	16,125	506,486
Belgacom S.A.	608	21,718
Bezeq The Israeli Telecommunication Corp., Ltd.	6,971	17,574
BT Group plc	31,027	100,456
CenturyLink, Inc.	1,620	65,497
Deutsche Telekom AG	11,227	176,344
Elisa OYJ	565	12,186
France Telecom S.A.	7,411	157,845
Frontier Communications Corp.	2,685	21,668
Hellenic Telecommunications Organization S.A.	979	9,142
Iliad S.A.	76	10,213
Inmarsat plc	1,841	16,447
Koninklijke KPN N.V.	6,286	91,569
Nippon Telegraph & Telephone Corp.	1,900	91,060
PCCW, Ltd.	16,000	6,909
Portugal Telecom SGPS S.A.	2,687	26,681
Singapore Telecommunications, Ltd.	32,000	82,121
Swisscom AG	93	42,612
TDC A.S.*	1,484	13,564
Tele2 AB—B Shares	1,267	25,129

Diversified Telecommunication Services—(Continued)
Telecom Corp. of New Zealand, Ltd.	7,693	$15,644
Telecom Italia S.p.A.	37,514	52,277
Telecom Italia S.p.A.—RSP	24,086	28,073
Telefonica S.A.	16,418	402,021
Telekom Austria AG	1,328	16,973
Telenor ASA	2,982	49,014
TeliaSonera AB	8,654	63,713
Telstra Corp., Ltd.	17,407	53,986
Verizon Communications, Inc.	7,720	287,416
Windstream Corp.	1,370	17,755

		2,482,093

Electric Utilities—0.5%
Acciona S.A.	102	10,842
American Electric Power Co., Inc.	1,310	49,361
Cheung Kong Infrastructure Holdings, Ltd.	2,000	10,358
Chubu Electric Power Co., Inc.	2,700	52,564
Chugoku Electric Power Co., Inc. (The)	1,200	20,713
CLP Holdings, Ltd.	7,500	66,503
Contact Energy, Ltd.*	1,395	6,194
Duke Energy Corp.	3,615	68,070
E.On AG	7,198	204,742
EDF S.A.	961	37,831
Edison International	875	33,906
EDP—Energias de Portugal S.A.	7,628	27,131
Enel S.p.A.	26,310	172,104
Entergy Corp.	495	33,799
Exelon Corp.	1,805	77,326
FirstEnergy Corp.	1,125	49,669
Fortum OYJ	1,775	51,481
Hokkaido Electric Power Co., Inc.	700	11,605
Hokuriku Electric Power Co.	700	13,315
Iberdrola S.A.	15,126	134,819
Kansai Electric Power Co., Inc. (The)	3,000	59,520
Kyushu Electric Power Co., Inc.	1,600	28,709
NextEra Energy, Inc.	1,175	67,515
Northeast Utilities	445	15,651
Pepco Holdings, Inc.	570	11,189
Pinnacle West Capital Corp.	310	13,820
Power Assets Holdings, Ltd.	5,500	41,454
PPL Corp.	1,505	41,884
Progress Energy, Inc.	810	38,888
Public Power Corp. S.A.	464	6,658
Red Electrica Corp. S.A.	432	26,116
Scottish & Southern Energy plc	3,724	83,353

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Shikoku Electric Power Co., Inc	700	$15,841
Southern Co.	2,305	93,076
SP AusNet	5,586	5,665
Terna Rete Elettrica Nazionale S.p.A.	4,807	22,382
Tohoku Electric Power Co., Inc	1,800	25,914
Tokyo Electric Power Co., Inc (The)	5,800	23,446
Verbund AG	272	11,851

		1,765,265

Electrical Equipment—0.2%
ABB, Ltd.*	8,762	227,030
Alstom S.A.	823	50,824
Bekaert S.A.	155	11,819
Emerson Electric Co.	2,055	115,594
Fuji Electric Co., Ltd.	2,000	6,200
Furukawa Electric Co., Ltd.	2,000	8,283
GS Yuasa Corp.	1,000	6,634
Legrand S.A.	789	33,283
Mabuchi Motor Co., Ltd.	100	5,022
Mitsubishi Electric Corp.	8,000	92,256
Nidec Corp.	400	36,902
Prysmian S.p.A.	815	16,417
Rockwell Automation, Inc.	375	32,535
Roper Industries, Inc.	250	20,825
Schneider Electric S.A.	978	163,630
Sumitomo Electric Industries, Ltd.	3,000	43,412
Ushio, Inc.	400	7,852
Vestas Wind Systems A.S.*	814	18,941

		897,459

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp.—Class A	495	26,725
Citizen Holdings Co., Ltd.	1,000	5,939
Corning, Inc.	4,240	76,956
FLIR Systems, Inc.	435	14,664
Foxconn International Holdings, Ltd.*	9,000	3,967
FUJIFILM Holdings Corp.	1,800	55,778
Hamamatsu Photonics KK	300	12,890
Hirose Electric Co., Ltd.	100	10,193
Hitachi High-Technologies Corp.	200	4,355
Hitachi, Ltd.	18,000	105,574
Hoya Corp.	1,700	37,396
Ibiden Co., Ltd.	500	15,531
Jabil Circuit, Inc.	505	10,201
Keyence Corp.	200	56,395
Kyocera Corp.	600	60,636
Molex, Inc.	375	9,664

Electronic Equipment, Instruments & Components—(Continued)
Murata Manufacturing Co., Ltd.	800	$53,072
Nippon Electric Glass Co., Ltd.	1,000	12,722
Omron Corp.	800	22,102
Shimadzu Corp.	1,000	9,102
TDK Corp.	500	27,342
Yaskawa Electric Corp.	1,000	11,135
Yokogawa Electric Corp.*	800	6,775

		649,114

Energy Equipment & Services—0.3%
Aker Solutions ASA	657	13,201
AMEC plc	1,329	23,233
Baker Hughes, Inc.	1,185	85,984
Cameron International Corp.*	680	34,197
Cie Generale de Geophysique—Veritas*	575	21,212
Diamond Offshore Drilling, Inc.	185	13,026
FMC Technologies, Inc.*	630	28,218
Fugro N.V.	273	19,713
Halliburton Co.	2,490	126,990
Helmerich & Payne, Inc.	305	20,167
Nabors Industries, Ltd.*	755	18,603
National Oilwell Varco, Inc.	1,175	91,897
Noble Corp.	685	26,996
Petrofac, Ltd.	1,036	25,203
Rowan Cos., Inc.*	320	12,419
Saipem S.p.A.	1,058	54,702
SBM Offshore N.V.	674	17,855
Schlumberger, Ltd.	3,730	322,272
Seadrill, Ltd.	1,240	43,808
Subsea 7 SA*	1,125	28,883
Technip S.A.	393	42,197
Tenaris S.A.	1,887	43,164
Transocean, Ltd.	1,275	82,893
WorleyParsons, Ltd.	769	23,305

		1,220,138

Food & Staples Retailing—0.5%
Aeon Co., Ltd.	2,400	28,808
Carrefour S.A.	2,308	94,929
Casino Guichard Perrachon S.A.	221	20,863
Colruyt S.A.	303	15,182
Costco Wholesale Corp.	1,185	96,269
CVS Caremark Corp.	3,735	140,361
Delhaize Group S.A.	406	30,485
FamilyMart Co., Ltd.	200	7,316
J Sainsbury plc	4,848	25,659

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Jeronimo Martins SGPS S.A.	880	$16,922
Kesko OYJ	267	12,440
Koninklijke Ahold N.V.	4,764	64,111
Kroger Co. (The)	1,690	41,912
Lawson Inc	200	10,453
Metcash, Ltd.	3,073	13,686
Metro AG	518	31,439
Olam International, Ltd.	5,000	11,080
Safeway, Inc.	1,000	23,370
Seven & I Holdings Co., Ltd.	3,000	80,241
SUPERVALU, Inc.	565	5,317
Sysco Corp.	1,565	48,797
Tesco plc	32,162	207,745
Wal-Mart Stores, Inc.	5,355	284,565
Walgreen Co.	2,495	105,938
Wesfarmers, Ltd.	4,018	137,335
Wesfarmers, Ltd.—PPS	607	21,008
Whole Foods Market, Inc.	380	24,111
WM Morrison Supermarkets plc	9,030	43,194
Woolworths, Ltd.	4,848	144,373

		1,787,909

Food Products—0.6%
Ajinomoto Co., Inc.	3,000	35,452
Archer-Daniels-Midland Co.	1,845	55,627
Aryzta AG	178	9,531
Associated British Foods plc	1,424	24,780
Campbell Soup Co.	500	17,275
ConAgra Foods Inc	1,070	27,617
Danone	2,331	174,180
Dean Foods Co.*	500	6,135
General Mills, Inc.	1,740	64,763
Golden Agri-Resources, Ltd.	27,000	14,958
H.J. Heinz Co.	875	46,620
Hershey Co. (The)	435	24,730
Hormel Foods Corp.	375	11,179
J.M. Smucker Co. (The)	315	24,079
Kellogg Co.	685	37,894
Kerry Group plc—Class A	561	23,343
Kikkoman Corp.	1,000	10,478
Kraft Foods, Inc.—Class A	4,740	166,990
Lindt & Spruengli AG	5	15,570
Lindt & Spruengli AG—PC	1	36,424
McCormick & Co., Inc.	370	18,341
Mead Johnson Nutrition Co.	560	37,828
MEIJI Holdings Co., Ltd.	300	12,592
Nestle S.A.	13,850	860,121

Food Products—(Continued)
Nippon Meat Packers Inc	1,000	$14,260
Nisshin Seifun Group, Inc.	500	6,212
Nissin Foods Holdings Co., Ltd.	200	7,259
Parmalat S.p.A.*	4,855	18,291
Sara Lee Corp.	1,565	29,719
Suedzucker AG	265	9,431
Toyo Suisan Kaisha, Ltd.	1,000	23,560
Tyson Foods, Inc.—Class A	810	15,730
Unilever N.V.	6,511	213,759
Unilever plc	5,130	165,352
Wilmar International, Ltd.	7,439	32,848
Yakult Honsha Co., Ltd.	400	11,517
Yamazaki Baking Co., Ltd.	1,000	13,342

		2,317,787

Gas Utilities—0.1%
Enagas S.A.	716	17,376
Gas Natural SDG S.A.	1,289	27,042
Hong Kong & China Gas Co., Ltd.	19,000	43,169
Nicor Inc.	125	6,843
ONEOK, Inc.	310	22,943
Osaka Gas Co., Ltd.	8,000	30,256
Snam Rete Gas S.p.A.	6,423	38,097
Toho Gas Co., Ltd.	2,000	10,788
Tokyo Gas Co., Ltd.	10,000	45,012

		241,526

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	1,560	93,116
Becton, Dickinson & Co.	620	53,425
Boston Scientific Corp.*	4,120	28,469
C.R. Bard, Inc.	245	26,916
CareFusion Corp.*	570	15,487
Cie Generale d’Optique Essilor International S.A.	804	65,309
Cochlear, Ltd.	227	17,540
Coloplast A.S.—Class B	91	13,839
Covidien plc	1,365	72,659
DENTSPLY International, Inc.	375	14,280
Edwards Lifesciences Corp.*	310	27,026
Getinge AB—B Shares	800	21,554
Intuitive Surgical, Inc.*	120	44,653
Medtronic, Inc.	2,925	112,700
Olympus Corp.	900	30,143
Smith & Nephew plc	3,566	38,104
Sonova Holding AG*	196	18,287
St. Jude Medical, Inc.	875	41,720

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Straumann Holding AG	37	$8,905
Stryker Corp.	930	54,582
Synthes, Inc.	261	45,881
Sysmex Corp.	300	11,234
Terumo Corp.	700	37,628
Varian Medical Systems, Inc.*	315	22,056
William Demant Holding A.S.*	94	8,497
Zimmer Holdings, Inc.*	505	31,916

		955,926

Health Care Providers & Services—0.2%
Aetna, Inc.	1,055	46,515
Alfresa Holdings Corp.	100	3,869
AmerisourceBergen Corp.	745	30,843
Cardinal Health, Inc.	940	42,695
Celesio AG	340	6,790
CIGNA Corp.	745	38,315
Coventry Health Care, Inc.*	380	13,859
DaVita, Inc.*	250	21,653
Express Scripts, Inc.*	1,435	77,461
Fresenius Medical Care AG & Co. KGaA	785	58,772
Fresenius SE & Co. KGaA	454	47,461
Humana, Inc.	490	39,465
Laboratory Corp. of America Holdings*	305	29,521
McKesson Corp.	685	57,300
Medco Health Solutions, Inc.*	1,115	63,020
Medipal Holdings Corp.	600	5,297
Miraca Holdings, Inc.	200	8,072
Patterson Cos., Inc.	250	8,223
Quest Diagnostics, Inc.	435	25,708
Ramsay Health Care, Ltd.	525	10,243
Sonic Healthcare, Ltd.	1,475	20,372
Suzuken Co., Ltd.	300	6,893
Tenet Healthcare Corp.*	1,310	8,174
UnitedHealth Group, Inc.	2,990	154,224
WellPoint, Inc.	1,050	82,708

		907,453

Health Care Technology—0.0%
Cerner Corp.*	380	23,222

Hotels, Restaurants & Leisure—0.3%
Accor S.A.	589	26,377
Autogrill S.p.A.	458	6,020
Carnival Corp.	1,180	44,403

Hotels, Restaurants & Leisure—(Continued)
Carnival plc	731	$28,342
Chipotle Mexican Grill, Inc.*	115	35,442
Compass Group plc	7,560	73,006
Crown, Ltd.	1,808	17,326
Darden Restaurants, Inc.	375	18,660
Echo Entertainment Group, Ltd.*	2,738	12,076
Galaxy Entertainment Group, Ltd.*	4,900	10,428
Genting Singapore plc*	24,000	37,737
Intercontinental Hotels Group plc	1,159	23,744
International Game Technology	810	14,240
Marriott International, Inc.—Class A	755	26,795
McDonald’s Corp.	2,860	241,155
McDonald’s Holdings Co. Japan, Ltd.	300	7,618
OPAP S.A.	892	13,927
Oriental Land Co., Ltd.	200	16,914
Sands China, Ltd.*	9,600	25,784
Shangri-La Asia, Ltd.	6,000	14,712
SJM Holdings, Ltd.	6,600	15,674
Sky City Entertainment Group, Ltd.	2,299	6,894
Sodexo	377	29,600
Starbucks Corp.	2,000	78,980
Starwood Hotels & Resorts Worldwide, Inc.	505	28,300
TABCORP. Holdings, Ltd.	2,738	9,667
Tatts Group, Ltd.	5,200	13,393
TUI AG*	604	6,562
TUI Travel plc	2,011	7,251
Whitbread plc	708	18,372
Wyndham Worldwide Corp.	445	14,974
Wynn Macau, Ltd.	6,200	20,237
Wynn Resorts, Ltd.	240	34,450
Yum! Brands, Inc.	1,300	71,812

		1,050,872

Household Durables—0.1%
Casio Computer Co., Ltd.	900	6,305
D.R. Horton, Inc.	750	8,640
Electrolux AB—Series B	959	22,961
Fortune Brands, Inc.	435	27,740
Harman International Industries, Inc.	190	8,658
Husqvarna AB—B Shares	1,768	11,751
Leggett & Platt, Inc.	380	9,264
Lennar Corp.—Class A	435	7,895
Newell Rubbermaid, Inc.	755	11,914
Panasonic Corp.	8,800	106,938
PulteGroup, Inc.*	880	6,741
Rinnai Corp.	100	7,192

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Sekisui Chemical Co., Ltd.	2,000	$16,988
Sekisui House, Ltd.	2,000	18,501
Sharp Corp.	4,000	36,258
Sony Corp.	4,000	105,004
Stanley Black & Decker, Inc.	440	31,702
Whirlpool Corp.	190	15,451

		459,903

Household Products—0.2%
Clorox Co. (The)	375	25,290
Colgate-Palmolive Co.	1,365	119,315
Henkel AG & Co. KGaA	519	29,793
Kimberly-Clark Corp.	1,115	74,214
Procter & Gamble Co. (The)	7,655	486,628
Reckitt Benckiser Group plc	2,467	136,361
Unicharm Corp.	400	17,410

		889,011

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)*	1,805	22,996
Constellation Energy Group, Inc.	510	19,360
EDP Renovaveis S.A.*	872	5,761
Electric Power Development Co., Ltd.	500	13,485
Enel Green Power S.p.A.	6,995	19,323
Iberdrola Renovables S.A.	3,377	14,939
International Power plc	6,106	31,562
NRG Energy, Inc.*	635	15,608

		143,034

Industrial Conglomerates—0.4%
3M Co.	1,935	183,535
Delek Group, Ltd.	18	4,030
Fraser and Neave, Ltd.	3,000	14,151
General Electric Co.	29,005	547,034
Hutchison Whampoa, Ltd.	8,000	86,358
Keppel Corp., Ltd.	5,000	45,134
Koninklijke Philips Electronics N.V.	3,941	101,367
NWS Holdings, Ltd.	5,000	6,695
Orkla A.S.A.	3,084	29,433
SembCorp. Industries, Ltd.	4,000	16,261
Siemens AG	3,289	452,361
Smiths Group plc	1,567	30,240
Tyco International, Ltd.	1,305	64,506
Wendel S.A.	131	16,132

		1,597,237

Insurance—0.8%
ACE, Ltd.	930	$61,213
Admiral Group plc	805	21,485
Aegon N.V.*	6,870	46,935
Aflac, Inc.	1,255	58,583
Ageas	8,843	24,029
AIA Group, Ltd.*	31,300	108,602
Allianz SE	1,814	253,788
Allstate Corp. (The)	1,435	43,811
American International Group, Inc.*	1,185	34,744
AMP, Ltd.	11,258	59,079
Aon Corp.	930	47,709
Assicurazioni Generali S.p.A.	4,667	98,622
Assurant, Inc.	255	9,249
Aviva plc	11,272	79,511
AXA S.A.	7,120	162,039
Baloise Holding AG	190	19,591
Berkshire Hathaway, Inc.—Class B*	4,730	366,055
Chubb Corp. (The)	810	50,714
Cincinnati Financial Corp.	440	12,839
CNP Assurances	594	12,971
Dai-ichi Life Insurance Co., Ltd. (The)	36	50,131
Delta Lloyd N.V.	402	9,569
Genworth Financial, Inc.—Class A*	1,315	13,518
Gjensidige Forsikring ASA	799	9,885
Hannover Rueckversicherung AG	241	12,588
Hartford Financial Services Group, Inc. (The)	1,190	31,380
Insurance Australia Group, Ltd.	8,310	30,321
Legal & General Group plc	23,450	44,537
Lincoln National Corp.	820	23,362
Loews Corp.	870	36,618
Mapfre S.A.	3,010	11,191
Marsh & McLennan Cos., Inc.	1,440	44,914
MetLife, Inc.	565	24,787
MS&AD Insurance Group Holdings	2,300	53,504
Muenchener Rueckversicherungs AG	753	115,322
NKSJ Holdings, Inc.	6,000	39,358
Old Mutual plc	21,806	46,740
Principal Financial Group, Inc.	875	26,617
Progressive Corp. (The)	1,755	37,522
Prudential Financial, Inc.	1,310	83,303
Prudential plc	10,175	117,714
QBE Insurance Group, Ltd.	4,204	77,824
Resolution, Ltd.	5,806	27,427
RSA Insurance Group plc	13,981	30,305
Sampo OYJ—A Shares	1,679	54,305

See accompanying notes to financial statements.

14

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
SCOR SE	675	$19,215
Sony Financial Holdings, Inc.	695	12,487
Standard Life plc	9,126	30,867
Suncorp. Group, Ltd.	5,122	44,743
Swiss Life Holding AG*	122	19,996
Swiss Re, Ltd.*	1,408	79,006
T&D Holdings, Inc.	1,150	27,165
Tokio Marine Holdings, Inc.	2,900	80,730
Torchmark Corp.	240	15,394
Travelers Cos., Inc. (The)	1,180	68,888
Tryg A.S.	102	5,893
Unum Group	815	20,766
Vienna Insurance Group AG Wiener Versicherung Gruppe	154	8,477
XL Group plc	815	17,914
Zurich Financial Services AG*	582	147,065

		3,222,917

Internet & Catalog Retail—0.1%
Amazon.com, Inc.*	970	198,355
Dena Co., Ltd.	392	16,794
Expedia, Inc.	530	15,365
Home Retail Group plc	3,251	8,551
Netflix, Inc.*	143	37,565
Priceline.com, Inc.*	145	74,230
Rakuten Inc	29	29,883

		380,743

Internet Software & Services—0.1%
Akamai Technologies, Inc.*	500	15,735
eBay, Inc.*	3,115	100,521
Google, Inc.—Class A*	685	346,870
Gree, Inc.	366	7,947
Monster Worldwide, Inc.*	320	4,691
United Internet AG	450	9,473
VeriSign, Inc.	445	14,890
Yahoo Japan Corp.	58	19,850
Yahoo!, Inc.*	3,555	53,467

		573,444

IT Services—0.3%
Amadeus IT Holding S.A.—A Shares*	984	20,451
Atos	196	11,090
Automatic Data Processing, Inc.	1,365	71,908
Cap Gemini S.A.	591	34,677
Cognizant Technology Solutions Corp.—Class A*	815	59,772

IT Services—(Continued)
Computer Sciences Corp.	435	$16,513
Computershare, Ltd.	1,777	16,915
Fidelity National Information Services, Inc.	695	21,399
Fiserv, Inc.*	380	23,799
Indra Sistemas S.A.	394	8,143
International Business Machines Corp.	3,355	575,550
Itochu Techno-Solutions Corp.	100	3,530
Mastercard, Inc.—Class A	300	90,402
Nomura Research Institute, Ltd.	400	8,705
NTT Data Corp.	5	16,498
Otsuka Corp.	100	6,194
Paychex, Inc.	875	26,880
SAIC, Inc.*	760	12,783
Teradata Corp.*	440	26,488
Total System Services, Inc.	435	8,082
Visa, Inc.—Class A	1,310	110,381
Western Union Co.	1,750	35,053

		1,205,213

Leisure Equipment & Products—0.0%
Hasbro, Inc.	375	16,474
Mattel, Inc.	935	25,703
Namco Bandai Holdings, Inc.	800	9,583
Nikon Corp.	1,400	32,793
Sankyo Co., Ltd.	200	10,279
Sega Sammy Holdings, Inc.	800	15,366
Shimano, Inc.	300	16,424
Yamaha Corp.	600	6,793

		133,415

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.*	935	47,788
Life Technologies Corp.*	495	25,775
Lonza Group AG*	234	18,301
PerkinElmer, Inc.	260	6,997
QIAGEN N.V.*	932	17,894
Thermo Fisher Scientific, Inc.*	1,060	68,253
Waters Corp.*	250	23,935

		208,943

Machinery—0.6%
Alfa Laval AB	1,349	29,174
Amada Co., Ltd.	1,000	7,638
Atlas Copco A.B.—A Shares	2,684	70,907
Atlas Copco A.B.—B Shares	1,560	36,856

See accompanying notes to financial statements.

15

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Caterpillar, Inc.	1,745	$185,773
Cosco Corp. Singapore, Ltd.	4,000	6,355
Cummins, Inc.	555	57,437
Danaher Corp.	1,490	78,955
Deere & Co.	1,175	96,879
Dover Corp.	500	33,900
Eaton Corp.	935	48,106
FANUC Corp.	800	132,730
Fiat Industrial S.p.A.*	3,056	39,502
Flowserve Corp.	180	19,780
GEA Group AG	698	25,024
Hexagon AB—B Shares	1,013	25,042
Hino Motors, Ltd.	1,000	5,791
Hitachi Construction Machinery Co., Ltd.	400	8,898
IHI Corp.	5,000	12,834
Illinois Tool Works, Inc.	1,370	77,391
Ingersoll-Rand plc	875	39,734
Invensys plc	3,236	16,737
Japan Steel Works, Ltd. (The)	1,000	6,808
Joy Global, Inc.	305	29,048
JTEKT Corp.	900	13,158
Kawasaki Heavy Industries, Ltd.	6,000	23,734
Komatsu, Ltd.	3,800	117,659
Kone OYJ—Class B	622	39,143
Kubota Corp.	5,000	43,958
Kurita Water Industries, Ltd.	400	11,864
Makita Corp.	400	18,501
MAN SE	423	56,495
Metso OYJ	511	29,070
Minebea Co., Ltd.	1,000	5,295
Mitsubishi Heavy Industries, Ltd.	12,000	56,098
Mitsui Engineering & Shipbuilding Co., Ltd.	3,000	6,510
Nabtesco Corp.	1,000	24,031
NGK Insulators, Ltd.	1,000	18,501
NSK, Ltd.	2,000	19,815
NTN Corp.	2,000	11,309
PACCAR, Inc.	995	50,835
Pall Corp.	310	17,431
Parker Hannifin Corp.	435	39,037
Sandvik AB	4,030	70,913
Scania AB—B Shares	1,279	29,771
Schindler Holding AG	159	19,295
Schindler Holding AG—PC	194	23,565
SembCorp. Marine, Ltd.	3,000	12,954

Machinery—(Continued)
SKF AB—B Shares	1,558	$45,239
SMC Corp.	200	35,811
Snap-On, Inc.	180	11,246
Sulzer AG	58	9,431
Sumitomo Heavy Industries, Ltd.	2,000	13,838
THK Co., Ltd.	500	12,648
Vallourec S.A.	448	54,648
Volvo AB	5,509	96,588
Wartsila OYJ	670	22,663
Weir Group plc (The)	842	28,777
Yangzijiang Shipbuilding Holdings, Ltd.	7,700	9,159
Zardoya Otis S.A.	559	8,248

		2,198,537

Marine—0.0%
A.P. Moller-Maersk A.S.—Class A	2	16,575
A.P. Moller-Maersk A.S.—Class B	5	43,190
Kawasaki Kisen Kaisha, Ltd.	3,000	10,416
Kuehne & Nagel International AG	216	32,759
Mitsui OSK Lines, Ltd.	4,000	21,378
Neptune Orient Lines, Ltd.	3,000	3,739
Nippon Yusen KK	6,000	22,171
Orient Overseas International, Ltd.	1,000	6,457

		156,685

Media—0.5%
Axel Springer AG	158	7,816
British Sky Broadcasting Group plc	4,554	61,942
Cablevision Systems Corp.—Class A	625	22,631
CBS Corp.—Class B	1,810	51,567
Comcast Corp.—Class A	7,540	191,064
Dentsu, Inc.	700	20,572
DIRECTV—Class A*	2,175	110,533
Discovery Communications, Inc.—Class A*	750	30,720
Eutelsat Communications S.A.	396	17,829
Gannett Co., Inc.	630	9,022
Hakuhodo DY Holdings, Inc.	90	4,776
Interpublic Group of Cos., Inc. (The)	1,315	16,438
ITV plc*	14,768	16,966
JCDecaux S.A.*	266	8,540
Jupiter Telecommunications Co., Ltd.	7	7,812
Kabel Deutschland Holding AG*	288	17,735
Lagardere SCA	472	19,972
McGraw-Hill Cos., Inc. (The)	815	34,157
Mediaset Espana Comunicacion S.A.	650	5,656

See accompanying notes to financial statements.

16

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Mediaset S.p.A.	2,833	$13,339
Metropole Television S.A.	232	5,376
Modern Times Group AB—B Shares	191	12,659
News Corp.—Class A	6,225	110,182
Omnicom Group, Inc.	755	36,361
Pearson plc	3,250	61,412
Publicis Groupe S.A.	498	27,810
Reed Elsevier N.V.	2,749	36,951
Reed Elsevier plc	4,859	44,190
Sanoma OYJ	325	6,032
Scripps Networks Interactive— Class A	250	12,220
SES S.A.	1,198	33,676
Singapore Press Holdings, Ltd.	6,000	19,064
Societe Television Francaise S.A.	469	8,542
Time Warner Cable, Inc.	935	72,967
Time Warner, Inc.	2,985	108,564
Toho Co., Ltd.	400	6,612
Viacom, Inc.—Class B	1,620	82,620
Vivendi S.A.	4,946	137,740
Walt Disney Co. (The)	5,170	201,837
Washington Post Co. (The)—Class B	53	22,204
Wolters Kluwer N.V.	1,194	26,497
WPP plc	5,049	63,279

		1,805,882

Metals & Mining—0.9%
Acerinox S.A.	399	7,290
AK Steel Holding Corp.	260	4,098
Alcoa, Inc.	2,870	45,518
Allegheny Technologies, Inc.	305	19,358
Alumina, Ltd.	9,753	22,084
Anglo American plc	5,277	261,792
Antofagasta plc	1,576	35,301
ArcelorMittal	3,431	119,568
BHP Billiton plc	8,722	343,636
BHP Billiton, Ltd.	12,836	603,343
BlueScope Steel, Ltd.	7,363	9,522
Boliden AB	1,093	20,256
Cliffs Natural Resources, Inc.	425	39,291
Daido Steel Co., Ltd.	1,000	6,646
Eramet	21	6,966
Eurasian Natural Resources Corp. plc	1,029	12,921
Fortescue Metals Group, Ltd.	4,977	33,916
Freeport-McMoRan Copper & Gold, Inc.	2,560	135,424
Fresnillo plc	717	16,152

Metals & Mining—(Continued)
Glencore International plc	3,320	$26,193
Hitachi Metals, Ltd.	1,000	14,049
Iluka Resources, Ltd.	1,673	30,127
JFE Holdings, Inc.	1,800	49,193
Kazakhmys plc	856	18,981
Kobe Steel, Ltd.	10,000	22,568
Lonmin plc	647	15,105
Lynas Corp., Ltd.* (a)	6,756	13,380
MacArthur Coal, Ltd.	658	7,732
Maruichi Steel Tube, Ltd.	200	4,935
Mitsubishi Materials Corp.	4,000	12,499
Newcrest Mining, Ltd.	3,058	123,753
Newmont Mining Corp.	1,365	73,669
Nippon Steel Corp.	20,000	64,480
Nisshin Steel Co., Ltd.	3,000	5,692
Norsk Hydro ASA	3,721	28,597
Nucor Corp.	870	35,861
OneSteel, Ltd.	5,335	10,592
Outokumpu OYJ	512	6,793
OZ Minerals, Ltd.	1,294	18,330
Randgold Resources, Ltd.	364	30,735
Rautaruukki OYJ	337	7,626
Rio Tinto plc	5,782	417,191
Rio Tinto, Ltd.	1,742	155,144
Salzgitter AG	156	11,915
Sims Metal Management, Ltd.	655	12,406
SSAB AB—A Shares	626	9,391
Sumitomo Metal Industries, Ltd.	13,000	29,016
Sumitomo Metal Mining Co., Ltd.	2,000	32,612
ThyssenKrupp AG	1,337	69,584
Titanium Metals Corp.	200	3,664
United States Steel Corp.	375	17,265
Vedanta Resources plc	478	16,083
Voestalpine AG	439	24,270
Xstrata plc	8,295	182,799
Yamato Kogyo Co., Ltd.	200	6,185

		3,351,497

Multi-Utilities—0.3%
A2A S.p.A.	4,383	6,837
AGL Energy, Ltd.	1,831	28,786
Ameren Corp.	630	18,169
CenterPoint Energy, Inc.	1,130	21,865
Centrica plc	20,601	107,018
CMS Energy Corp.	685	13,488
Consolidated Edison, Inc.	805	42,858

See accompanying notes to financial statements.

17

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
Dominion Resources, Inc.	1,560	$75,301
DTE Energy Co.	440	22,009
GDF Suez	4,947	181,308
Integrys Energy Group, Inc.	190	9,850
National Grid plc	14,022	138,000
NiSource, Inc.	750	15,187
PG&E Corp.	1,065	44,762
Public Service Enterprise Group, Inc.	1,370	44,717
RWE AG	1,674	92,958
SCANA Corp.	310	12,205
Sempra Energy	680	35,958
TECO Energy, Inc.	565	10,673
United Utilities Group plc	2,724	26,218
Veolia Environnement S.A.	1,396	39,434
Wisconsin Energy Corp.	625	19,594
Xcel Energy, Inc.	1,310	31,833

		1,039,028

Multiline Retail—0.1%
Big Lots, Inc.*	190	6,299
Family Dollar Stores, Inc.	340	17,870
Harvey Norman Holdings, Ltd.	2,123	5,673
Isetan Mitsukoshi Holdings, Ltd.	1,500	14,601
J Front Retailing Co., Ltd.	2,000	8,779
JC Penney Co., Inc.	575	19,861
Kohl’s Corp.	785	39,258
Lifestyle International Holdings, Ltd.	2,500	7,357
Macy’s, Inc.	1,130	33,041
Marks & Spencer Group plc	6,334	36,781
Marui Group Co., Ltd.	900	6,785
Next plc	720	26,898
Nordstrom, Inc.	450	21,123
PPR	304	54,218
Sears Holdings Corp.*	115	8,216
Takashimaya Co., Ltd.	1,000	6,857
Target Corp.	1,940	91,005

		404,622

Office Electronics—0.1%
Brother Industries, Ltd.	900	13,225
Canon, Inc.	4,500	212,598
Konica Minolta Holdings, Inc.	2,000	16,591
Neopost S.A.	129	11,099
Ricoh Co., Ltd.	3,000	33,071
Xerox Corp.	3,800	39,558

		326,142

Oil, Gas & Consumable Fuels—1.8%
Alpha Natural Resources, Inc.*	622	$28,235
Anadarko Petroleum Corp.	1,365	104,777
Apache Corp.	1,055	130,176
BG Group plc	13,542	307,676
BP plc	75,139	553,744
Cabot Oil & Gas Corp.	305	20,225
Cairn Energy plc*	5,597	37,304
Caltex Australia, Ltd.	540	6,815
Chesapeake Energy Corp.	1,755	52,106
Chevron Corp.	5,480	563,563
ConocoPhillips Co.	3,920	294,745
CONSOL Energy, Inc.	620	30,058
Cosmo Oil Co., Ltd.	2,000	5,654
Denbury Resources, Inc.*	1,065	21,300
Devon Energy Corp.	1,180	92,996
El Paso Corp.	2,060	41,612
ENI S.p.A.	9,606	227,545
EOG Resources, Inc.	745	77,890
EQT Corp.	380	19,958
Essar Energy plc*	1,303	8,565
Exxon Mobil Corp.	13,565	1,103,920
Galp Energia SGPS S.A.—B Shares	925	22,099
Hess Corp.	810	60,556
Idemitsu Kosan Co., Ltd.	100	10,614
Inpex Corp.	9	66,067
Japan Petroleum Exploration Co.	100	4,669
JX Holdings, Inc.	9,000	60,153
Marathon Oil Corp.	1,930	101,672
Murphy Oil Corp.	555	36,441
Neste Oil OYJ	513	8,054
Newfield Exploration Co.*	370	25,167
Noble Energy, Inc.	495	44,367
Occidental Petroleum Corp.	2,235	232,529
OMV AG	654	28,614
Origin Energy, Ltd.	4,246	71,949
Paladin Energy, Ltd.*	2,642	7,145
Peabody Energy Corp.	745	43,888
Pioneer Natural Resources Co.	315	28,215
QEP Resources, Inc.	495	20,706
Range Resources Corp.	435	24,143
Repsol YPF S.A.	3,172	110,288
Royal Dutch Shell plc—A Shares	14,245	507,675
Royal Dutch Shell plc—B Shares	10,775	385,047
Santos, Ltd.	3,499	50,842
Showa Shell Sekiyu KK	700	6,458
Southwestern Energy Co.*	935	40,093

See accompanying notes to financial statements.

18

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Spectra Energy Corp.	1,750	$47,968
Statoil ASA	4,461	113,367
Sunoco, Inc.	315	13,139
Tesoro Corp.*	375	8,591
TonenGeneral Sekiyu KK	1,000	12,251
Total S.A.	8,452	489,538
Tullow Oil plc	3,551	70,751
Valero Energy Corp.	1,555	39,761
Williams Cos., Inc. (The)	1,565	47,341
Woodside Petroleum, Ltd.	2,495	109,778

		6,678,800

Paper & Forest Products—0.0%
Holmen AB—B Shares	211	6,602
International Paper Co.	1,185	35,337
MeadWestvaco Corp.	440	14,656
Nippon Paper Group, Inc.	400	8,839
OJI Paper Co., Ltd.	3,000	14,322
Stora Enso OYJ—R Shares	2,325	24,430
Svenska Cellulosa AB—B Shares	2,292	32,385
UPM-Kymmene OYJ	2,078	38,057

		174,628

Personal Products—0.1%
Avon Products, Inc.	1,130	31,640
Beiersdorf AG	403	26,192
Estee Lauder Cos., Inc. (The)— Class A	310	32,609
Kao Corp.	2,100	54,945
L’Oreal S.A.	958	124,609
Shiseido Co., Ltd.	1,400	26,023

		296,018

Pharmaceuticals—1.4%
Abbott Laboratories	4,230	222,583
Allergan, Inc.	865	72,011
Astellas Pharma, Inc.	1,800	69,527
AstraZeneca plc	5,561	277,713
Bayer AG	3,305	266,113
Bristol-Myers Squibb Co.	4,615	133,650
Chugai Pharmaceutical Co., Ltd.	900	14,687
Daiichi Sankyo Co., Ltd.	2,700	52,530
Dainippon Sumitomo Pharma Co., Ltd.	600	5,677
Eisai Co., Ltd.	1,000	38,874
Elan Corp. plc*	1,993	23,151
Eli Lilly & Co.	2,750	103,208

Pharmaceuticals—(Continued)
Forest Laboratories, Inc.*	755	$29,702
GlaxoSmithKline plc	20,732	444,384
Hisamitsu Pharmaceutical Co., Inc.	200	8,494
Hospira, Inc.*	440	24,930
Johnson & Johnson	7,470	496,904
Kyowa Hakko Kirin Co., Ltd.	1,000	9,486
Merck & Co., Inc.	8,405	296,612
Merck KGaA	258	28,081
Mitsubishi Tanabe Pharma Corp.	1,000	16,678
Mylan, Inc.*	1,185	29,234
Novartis AG	9,328	570,978
Novo Nordisk A.S.—Class B	1,674	210,411
Ono Pharmaceutical Co., Ltd.	300	15,996
Orion OYJ—Class B	375	9,678
Otsuka Holdings Co., Ltd.	1,003	26,491
Pfizer, Inc.	21,845	450,007
Roche Holding AG	2,808	469,585
Sanofi	4,454	358,629
Santen Pharmaceutical Co., Ltd.	300	12,127
Shionogi & Co., Ltd.	1,200	19,567
Shire plc	2,247	70,224
Taisho Pharmaceutical Co., Ltd.	1,000	22,444
Takeda Pharmaceutical Co., Ltd.	3,100	142,805
Teva Pharmaceutical Industries, Ltd.	3,756	180,677
Tsumura & Co.	200	6,374
UCB S.A.	403	18,135
Watson Pharmaceuticals, Inc.*	370	25,430

		5,273,787

Professional Services—0.1%
Adecco S.A.*	530	33,954
Bureau Veritas S.A.	218	18,440
Capita Group plc (The)	2,449	28,155
Dun & Bradstreet Corp.	125	9,442
Equifax, Inc.	315	10,937
Experian plc	3,995	50,936
Intertek Group plc	638	20,226
Randstad Holding N.V.	476	22,036
Robert Half International, Inc.	380	10,271
SGS S.A.	22	41,733

		246,130

Real Estate Investment Trusts—0.3%
Apartment Investment & Management Co.—Class A	315	8,042
Ascendas Real Estate Investment Trust	7,000	11,634
AvalonBay Communities, Inc.	245	31,458

See accompanying notes to financial statements.

19

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Boston Properties, Inc.	425	$45,118
British Land Co. plc	3,363	32,908
Capital Shopping Centres Group plc	2,232	14,328
CapitaMall Trust	7,000	10,664
CFS Retail Property Trust	7,377	14,369
Corio N.V.	236	15,664
Dexus Property Group	19,342	18,266
Equity Residential	810	48,600
Fonciere Des Regions	110	11,670
Gecina S.A.	88	12,317
Goodman Group	27,551	20,844
GPT Group	7,046	23,894
Hammerson plc	2,825	21,852
HCP, Inc.	1,065	39,075
Health Care REIT, Inc.	495	25,953
Host Hotels & Resorts, Inc.	1,815	30,764
ICADE	93	11,485
Japan Prime Realty Investment Corp.	3	7,924
Japan Real Estate Investment Corp.	2	19,617
Japan Retail Fund Investment Corp.	6	9,211
Kimco Realty Corp.	1,070	19,945
Klepierre	417	17,239
Land Securities Group plc	3,078	42,162
Link REIT (The)	9,000	30,765
Mirvac Group	13,653	18,315
Nippon Building Fund, Inc.	2	19,493
Nomura Real Estate Office Fund, Inc.	1	6,597
Plum Creek Timber Co., Inc.	435	17,635
ProLogis, Inc.	1,130	40,505
Public Storage	375	42,754
Segro plc	2,964	14,873
Simon Property Group, Inc.	810	94,146
Stockland	9,525	34,856
Unibail-Rodamco SE	367	84,989
Ventas, Inc.	440	23,192
Vornado Realty Trust	440	40,999
Westfield Group	8,768	81,485
Westfield Retail Trust	11,597	33,727
Weyerhaeuser Co.	1,440	31,478

		1,180,812

Real Estate Management & Development—0.2%
Aeon Mall Co., Ltd.	300	7,224
CapitaLand, Ltd.	10,000	23,708
CapitaMalls Asia, Ltd.	5,400	6,467
CB Richard Ellis Group, Inc.—Class A*	755	18,958
Cheung Kong Holdings, Ltd.	6,000	87,745
City Developments, Ltd.	2,000	16,946
Daito Trust Construction Co., Ltd.	300	25,333

Real Estate Management & Development—(Continued)
Daiwa House Industry Co., Ltd.	2,000	$25,073
Global Logistic Properties, Ltd.*	7,300	12,251
Hang Lung Group, Ltd.	3,000	19,006
Hang Lung Properties, Ltd.	10,000	41,123
Henderson Land Development Co., Ltd.	4,000	25,856
Hopewell Holdings, Ltd.	2,500	7,919
Hysan Development Co., Ltd.	2,000	9,921
IMMOFINANZ AG*	3,756	16,038
Keppel Land, Ltd.	3,000	8,848
Kerry Properties, Ltd.	3,000	14,476
Lend Lease Group	2,147	20,667
Mitsubishi Estate Co., Ltd.	5,000	87,172
Mitsui Fudosan Co., Ltd.	3,000	51,262
New World Development, Ltd.	9,000	13,601
Nomura Real Estate Holdings, Inc.	400	6,622
NTT Urban Development Corp.	4	3,412
Sino Land Co., Ltd.	10,000	16,064
Sumitomo Realty & Development Co., Ltd.	1,000	22,184
Sun Hung Kai Properties, Ltd.	6,000	87,129
Swire Pacific, Ltd.—Class A	3,000	44,143
Tokyu Land Corp.	2,000	8,432
UOL Group, Ltd.	2,000	8,114
Wharf Holdings, Ltd.	6,000	41,675
Wheelock & Co., Ltd.	4,000	16,089

		793,458

Road & Rail—0.2%
Asciano, Ltd.	11,696	20,585
Central Japan Railway Co.	6	47,021
ComfortDelGro Corp., Ltd.	7,000	8,326
CSX Corp.	3,000	78,660
DSV A.S.	836	20,072
East Japan Railway Co.	1,300	74,152
Keikyu Corp.	2,000	14,384
Keio Corp.	2,000	10,986
Keisei Electric Railway Co., Ltd.	1,000	5,890
Kintetsu Corp.	6,000	19,195
MTR Corp.	5,500	19,508
Nippon Express Co., Ltd.	3,000	12,090
Norfolk Southern Corp.	990	74,181
Odakyu Electric Railway Co., Ltd.	2,000	15,822
QR National, Ltd.*	6,827	24,763
Ryder System, Inc.	130	7,391
Tobu Railway Co., Ltd.	4,000	16,765
Tokyu Corp.	4,000	16,566
Union Pacific Corp.	1,365	142,506

See accompanying notes to financial statements.

20

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
West Japan Railway Co.	700	$27,255

		656,118

Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc.*	1,560	10,904
Advantest Corp.	600	10,952
Altera Corp.	870	40,325
Analog Devices, Inc.	810	31,703
Applied Materials, Inc.	3,560	46,316
ARM Holdings plc	5,376	50,792
ASM Pacific Technology, Ltd.	800	10,959
ASML Holding N.V.	1,724	63,598
Broadcom Corp.—Class A*	1,305	43,900
Elpida Memory, Inc.*	800	9,325
First Solar, Inc.*	180	23,809
Infineon Technologies AG	4,344	48,908
Intel Corp.	15,000	332,400
KLA-Tencor Corp.	440	17,811
Linear Technology Corp.	620	20,472
LSI Corp.*	1,680	11,962
MEMC Electronic Materials, Inc.*	625	5,331
Microchip Technology, Inc.	500	18,955
Micron Technology, Inc.*	2,310	17,279
National Semiconductor Corp.	630	15,504
Novellus Systems, Inc.*	250	9,035
NVIDIA Corp.*	1,560	24,859
Renewable Energy Corp. ASA*	1,993	3,439
Rohm Co., Ltd.	400	22,791
STMicroelectronics N.V.	2,547	25,417
Sumco Corp.*	500	8,382
Teradyne, Inc.*	500	7,400
Texas Instruments, Inc.	3,180	104,399
Tokyo Electron, Ltd.	700	37,932
Xilinx, Inc.	690	25,164

		1,100,023

Software—0.4%
Adobe Systems, Inc.*	1,370	43,086
Autodesk, Inc.*	625	24,125
Autonomy Corp. plc*	922	25,289
BMC Software, Inc.*	495	27,077
CA, Inc.	1,005	22,954
Citrix Systems, Inc.*	500	40,000
Compuware Corp.*	570	5,563
Dassault Systemes S.A.	237	20,208
Electronic Arts, Inc.*	880	20,768
Intuit, Inc.*	745	38,636

Software—(Continued)
Konami Corp.	400	$9,404
Microsoft Corp.	20,175	524,550
NICE Systems, Ltd.*	242	8,717
Nintendo Co., Ltd.	400	74,747
Oracle Corp.	10,590	348,517
Oracle Corp. Japan	100	4,340
Red Hat, Inc.*	505	23,180
Sage Group plc (The)	5,280	24,510
Salesforce.com, Inc.*	315	46,929
SAP AG	3,678	223,018
Square Enix Holdings Co., Ltd.	200	3,581
Symantec Corp.*	2,060	40,623
Trend Micro, Inc.	400	12,345

		1,612,167

Specialty Retail—0.3%
ABC-Mart, Inc.	100	4,042
Abercrombie & Fitch Co.—Class A	255	17,065
AutoNation, Inc.*	155	5,674
AutoZone, Inc.*	75	22,114
Bed Bath & Beyond, Inc.*	705	41,151
Best Buy Co., Inc.	865	27,170
CarMax, Inc.*	600	19,842
Esprit Holdings, Ltd.	4,900	15,238
Fast Retailing Co., Ltd.	200	32,166
GameStop Corp.—Class A*	375	10,001
Gap, Inc. (The)	1,120	20,272
Hennes & Mauritz AB—B Shares	4,087	141,433
Home Depot, Inc. (The)	4,480	162,266
Inditex S.A.	872	79,584
Kingfisher plc	9,448	40,564
Limited Brands, Inc.	710	27,299
Lowe’s Cos., Inc.	3,770	87,879
Nitori Holdings Co., Ltd.	150	14,192
O’Reilly Automotive, Inc.*	375	24,566
Ross Stores, Inc.	335	26,840
Shimamura Co., Ltd.	100	9,498
Staples, Inc.	1,945	30,731
Tiffany & Co.	340	26,697
TJX Cos., Inc. (The)	1,085	56,995
Urban Outfitters, Inc.*	340	9,571
USS Co., Ltd.	90	6,953
Yamada Denki Co., Ltd.	330	26,721

		986,524

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	836	66,415

See accompanying notes to financial statements.

21

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Asics Corp.	1,000	$14,843
Burberry Group plc	1,742	40,586
Christian Dior S.A.	218	34,352
Coach, Inc.	810	51,783
Compagnie Financiere Richemont S.A.—Class A	2,086	136,488
Luxottica Group S.p.A.	466	14,971
LVMH Moet Hennessy Louis Vuitton S.A.	981	176,812
NIKE, Inc.—Class B	1,055	94,929
Pandora A.S.	234	7,363
Polo Ralph Lauren Corp.	185	24,533
Swatch Group AG (The)	307	78,469
VF Corp.	245	26,597
Yue Yuen Industrial Holdings, Ltd.	3,000	9,523

		777,664

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp., Inc.	1,435	11,752
People’s United Financial, Inc.	945	12,701

		24,453

Tobacco—0.3%
Altria Group, Inc.	5,675	149,877
British American Tobacco plc	7,981	350,220
Imperial Tobacco Group plc	4,070	135,437
Japan Tobacco, Inc.	18	69,080
Lorillard, Inc.	430	46,814
Philip Morris International, Inc.	4,915	328,175
Reynolds American, Inc.	930	34,456
Swedish Match AB	877	29,514

		1,143,573

Trading Companies & Distributors—0.2%
Brenntag AG	134	15,601
Bunzl plc	1,320	16,544
Fastenal Co.	810	29,152
ITOCHU Corp.	6,000	61,976
Marubeni Corp.	6,000	39,581
Mitsubishi Corp.	5,400	133,920
Mitsui & Co., Ltd.	6,900	118,415
Noble Group, Ltd.	15,000	24,074
Sojitz Corp.	5,000	9,300
Sumitomo Corp.	4,500	60,766
Toyota Tsusho Corp.	800	13,620
W.W. Grainger, Inc.	180	27,657

Trading Companies & Distributors—(Continued)
Wolseley plc	1,137	$37,123

		587,729

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A.	1,477	33,046
Aeroports de Paris	138	13,002
Atlantia S.p.A.	1,260	26,864
Auckland International Airport, Ltd.	3,688	6,797
Fraport AG Frankfurt Airport Services Worldwide	147	11,838
Groupe Eurotunnel S.A.	2,101	23,526
Hutchison Port Holdings Trust*	20,900	17,661
Kamigumi Co., Ltd.	1,000	9,312
Koninklijke Vopak N.V.	281	13,790
MAp Group	1,488	5,334
Mitsubishi Logistics Corp.	1,000	11,172
Transurban Group	5,193	29,146

		201,488

Water Utilities—0.0%
Severn Trent plc	948	22,422

Wireless Telecommunication Services—0.3%
American Tower Corp.—Class A*	1,065	55,731
Cellcom Israel, Ltd.	219	6,085
KDDI Corp.	12	85,858
MetroPCS Communications, Inc.*	690	11,875
Millicom International Cellular S.A.	304	31,835
Mobistar S.A.	120	9,129
NTT DoCoMo, Inc.	61	108,165
Partner Communications Co., Ltd.	342	5,159
SOFTBANK Corp.	3,500	131,502
Sprint Nextel Corp.*	8,155	43,955
StarHub, Ltd.	2,000	4,546
Vodafone Group plc	206,959	549,692

		1,043,532

Total Common Stocks (Cost $77,021,195)		78,599,850

Investment Company Securities—7.7%
iShares Russell 2000 Index Fund	92,300	7,642,440
Midcap SPDR Trust Series I	43,100	7,645,940
Vanguard MSCI Emerging Markets ETF	287,300	13,968,526

Total Investment Company Securities (Cost $28,723,036)		29,256,906

See accompanying notes to financial statements.

22

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—18.3%

Security Description	Par Amount	Value

Federal Agencies—3.3%
Federal Home Loan Banks 1.750%, 12/14/12	$10,000	$10,191
4.750%, 12/16/16	245,000	278,338
2.500%, 06/13/14	3,160,000	3,306,400
0.875%, 08/22/12	10,000	10,062
Freddie Mac 5.000%, 07/15/14	4,970,000	5,559,586
4.375%, 07/17/15	35,000	38,853
Fannie Mae 4.750%, 02/21/13	10,000	10,702
1.750%, 05/07/13	50,000	51,147
4.625%, 10/15/13	10,000	10,911
2.375%, 04/11/16	966,000	987,218
2.750%, 03/13/14	10,000	10,526
7.250%, 05/15/30	541,000	731,126
5.375%, 06/12/17	756,000	881,029
3.875%, 07/12/13	799,000	854,239
5.250%, 09/15/16	10,000	11,546

		12,751,874

U.S. Treasury—15.0%
U.S. Treasury Bonds 6.250%, 08/15/23	2,005,000	2,543,844
8.875%, 02/15/19	683,000	984,480
7.250%, 05/15/16	3,825,000	4,829,659
6.000%, 02/15/26	517,000	643,584
5.375%, 02/15/31	935,000	1,095,049
3.500%, 02/15/39	3,899,000	3,348,875
4.375%, 05/15/40	1,255,000	1,254,418
U.S. Treasury Notes 4.625%, 07/31/12	1,190,000	1,246,386
4.000%, 11/15/12	3,449,000	3,622,799
3.625%, 05/15/13	2,011,000	2,130,560
0.750%, 08/15/13	8,315,000	8,329,759
2.000%, 11/30/13	3,259,000	3,367,974
2.625%, 07/31/14	1,650,000	1,739,590
2.000%, 04/30/16	4,002,000	4,063,299
3.125%, 10/31/16	10,195,000	10,838,559
2.750%, 02/15/19	2,763,000	2,789,983
2.625%, 11/15/20	2,009,000	1,935,232
3.625%, 02/15/21	2,060,000	2,148,355

		56,912,405

Total U.S. Treasury & Government Agencies (Cost $70,014,346)		69,664,279

Preferred Stocks—0.1%
Security Description	Shares/Par Amount	Value

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	209	$13,306
Porsche Automobil Holding SE	612	48,619
Volkswagen AG	578	119,497

		181,422

Household Products—0.0%
Henkel AG & Co. KGaA	712	49,501

Media—0.0%
ProSiebenSat.1 Media AG*	306	8,689

Multi-Utilities—0.0%
RWE AG	156	7,974

Total Preferred Stocks (Cost $223,441)		247,586

Rights—0.0%

Commercial Banks—0.0%
Banco Popular Espanol S.A.*	3,848	279
CaixaBank*	3,360	254

		533

Total Rights (Cost $521)		533

Short-Term Investments—51.7%

Repurchase Agreement—51.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $196,342,055 on 07/01/11 collateralized by $198,535,000 Fannie Mae at 1.080% due 03/30/12 with a value of $200,272,181. (Cost—$196,342,000)	$196,342,000	196,342,000

Total Short-Term Investments (Cost $196,342,000)		196,342,000

Total Investments—98.5% (Cost $372,324,539#)		374,111,154
Other Assets and Liabilities (net)—1.5%		5,605,754

Net Assets—100.0%		$379,716,908

See accompanying notes to financial statements.

23

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

*	Non-income producing security.
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $372,324,539. The aggregate unrealized appreciation and depreciation of investments were $2,636,055 and $(849,440), respectively, resulting in net unrealized appreciation of $1,786,615 for federal income tax purposes.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
PC—	Participation Certificate
PPS—	Price Protected Shares
RSP—	Risparmio (Convertible Savings Shares)

See accompanying notes to financial statements.

24

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$950,199	$302,187	$—	$1,252,386
Air Freight & Logistics	341,584	130,217	—	471,801
Airlines	33,070	96,570	—	129,640
Auto Components	86,178	395,009	—	481,187
Automobiles	168,126	1,474,330	—	1,642,456
Beverages	832,822	906,503	—	1,739,325
Biotechnology	402,146	109,547	—	511,693
Building Products	11,368	297,130	—	308,498
Capital Markets	766,488	973,071	—	1,739,559
Chemicals	715,054	1,737,020	—	2,452,074
Commercial Banks	877,133	5,706,880	—	6,584,013
Commercial Services & Supplies	155,340	279,405	—	434,745
Communications Equipment	650,156	325,030	—	975,186
Computers & Peripherals	1,407,270	154,777	—	1,562,047
Construction & Engineering	57,260	383,231	—	440,491
Construction Materials	31,695	264,587	—	296,282
Consumer Finance	274,967	14,107	—	289,074
Containers & Packaging	47,410	69,426	—	116,836
Distributors	22,576	78,853	—	101,429
Diversified Consumer Services	37,770	12,853	—	50,623
Diversified Financial Services	1,227,547	598,615	—	1,826,162
Diversified Telecommunication Services	914,466	1,567,627	—	2,482,093
Electric Utilities	600,348	1,164,917	—	1,765,265
Electrical Equipment	168,954	728,505	—	897,459
Electronic Equipment, Instruments & Components	138,210	510,904	—	649,114
Energy Equipment & Services	780,769	439,369	—	1,220,138
Food & Staples Retailing	770,640	1,017,269	—	1,787,909
Food Products	584,527	1,733,260	—	2,317,787
Gas Utilities	29,786	211,740	—	241,526
Health Care Equipment & Supplies	639,005	316,921	—	955,926

See accompanying notes to financial statements.

25

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$739,684	$167,769	$—	$907,453
Health Care Technology	23,222	—	—	23,222
Hotels, Restaurants & Leisure	616,105	434,767	—	1,050,872
Household Durables	128,005	331,898	—	459,903
Household Products	705,447	183,564	—	889,011
Independent Power Producers & Energy Traders	57,964	85,070	—	143,034
Industrial Conglomerates	795,075	802,162	—	1,597,237
Insurance	1,129,900	2,093,017	—	3,222,917
Internet & Catalog Retail	325,515	55,228	—	380,743
Internet Software & Services	536,174	37,270	—	573,444
IT Services	1,079,010	126,203	—	1,205,213
Leisure Equipment & Products	42,177	91,238	—	133,415
Life Sciences Tools & Services	172,748	36,195	—	208,943
Machinery	785,552	1,412,985	—	2,198,537
Marine	—	156,685	—	156,685
Media	1,113,087	692,795	—	1,805,882
Metals & Mining	374,148	2,963,969	13,380	3,351,497
Multi-Utilities	418,469	620,559	—	1,039,028
Multiline Retail	236,673	167,949	—	404,622
Office Electronics	39,558	286,584	—	326,142
Oil, Gas & Consumable Fuels	3,396,138	3,282,662	—	6,678,800
Paper & Forest Products	49,993	124,635	—	174,628
Personal Products	64,249	231,769	—	296,018
Pharmaceuticals	1,884,271	3,389,516	—	5,273,787
Professional Services	30,650	215,480	—	246,130
Real Estate Investment Trusts	539,664	641,148	—	1,180,812
Real Estate Management & Development	18,958	774,500	—	793,458
Road & Rail	302,738	353,380	—	656,118
Semiconductors & Semiconductor Equipment	807,528	292,495	—	1,100,023
Software	1,206,008	406,159	—	1,612,167
Specialty Retail	616,133	370,391	—	986,524
Textiles, Apparel & Luxury Goods	197,842	579,822	—	777,664
Thrifts & Mortgage Finance	24,453	—	—	24,453
Tobacco	559,322	584,251	—	1,143,573
Trading Companies & Distributors	56,809	530,920	—	587,729
Transportation Infrastructure	24,458	177,030	—	201,488
Water Utilities	—	22,422	—	22,422
Wireless Telecommunication Services	111,561	931,971	—	1,043,532
Total Common Stocks	32,932,152	45,654,318	13,380	78,599,850
Investment Company Securities	29,256,906	—	—	29,256,906
Total U.S. Treasury & Government Agencies*	—	69,664,279	—	69,664,279
Total Preferred Stocks*	—	247,586	—	247,586
Total Rights*	—	533	—	533
Total Short-Term Investments*	—	196,342,000	—	196,342,000
Total Investments	$62,189,058	$311,908,716	$13,380	$374,111,154

Forwards**
Forward Contracts to Buy Appreciation	$—	$477,177	$—	$477,177
Forward Contracts to Buy (Depreciation)	—	(45,437)	—	(45,437)
Forward Contracts to Sell (Depreciation)	—	(17,992)	—	(17,992)
Total Forwards	$—	$413,748	$—	$413,748

See accompanying notes to financial statements.

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Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts**
Futures Contracts Long Appreciation	$2,502,165	$—	$—	$2,502,165
Futures Contracts Long (Depreciation)	(302,779)	—	—	(302,779)
Total Futures Contracts	$2,199,386	$—	$—	$2,199,386
SWAP Contracts**
Total Return Swap Buy Protection Appreciation	$—	$480,549	$—	$480,549
Total SWAP Contracts	$—	$480,549	$—	$480,549

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of May 2, 2011*	Change in Unrealized Depreciation	Purchases	Balance as of June 30, 2011	Change in Unrealized Depreciation for Investments still held at June 30, 2011
Common Stocks
Metals & Mining	$—	$(1,331)	$14,711	$13,380	$(1,331)

Total	$—	$(1,331)	$14,711	$13,380	$(1,331)

*	Commencement of operations.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$177,769,154
Repurchase Agreement	196,342,000
Cash	1,204
Cash denominated in foreign currencies (b)	63,967
Cash collateral for futures contracts	6,618,549
Receivable for investments sold	176,834,535
Receivable for shares sold	10,044,813
Dividends receivable	59,003
Interest Receivable	568,726
Variation margin on futures contracts	753,103
Swap interest receivable	20,455
Unrealized appreciation on swap contracts	480,549
Unrealized appreciation on forward currency exchange contracts	477,177

Total assets	570,033,235

Liabilities
Payables for:
Investments purchased	189,970,754
Shares redeemed	444
Unrealized depreciation on forward currency exchange contracts	63,429
Swap interest	15,624
Accrued Expenses:
Management fees	107,057
Distribution and service fees - Class B	47,767
Administration fees	1,468
Custodian and accounting fees	63,694
Other expenses	46,090

Total liabilities	190,316,327

Net Assets	$379,716,908

Net Assets Represented by
Paid in surplus	$377,826,768
Accumulated net realized loss	(2,893,232)
Unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions	4,878,901
Undistributed net investment loss	(95,529)

Net Assets	$379,716,908
Net Assets
Class B	$379,716,908
Capital Shares Outstanding*
Class B	38,637,457
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.83

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $175,982,539.
(b)	Identified cost of cash denominated in foreign currencies was $63,095.

Statement of Operations

Period Ended June 30, 2011* (Unaudited)

Investment Income
Dividends (a)	$69,040

Total investment income	69,040

Expenses
Management fees	159,041
Administration fees	1,726
Custodian and accounting fees	63,694
Distribution and service fees - Class B	57,107
Audit and tax services	16,360
Legal	19,585
Trustees’ fees and expenses	4,770
Shareholder reporting	7,249
Insurance	396
Organizational expense	744
Miscellaneous	2,478

Total expenses	333,150
Less management fee waiver	(90,512)

Net expenses	242,638

Net investment loss	(173,598)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swaps Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(1,363,912)
Futures contracts	(792,433)
Swap contracts	(919,606)
Foreign currency transactions	182,719

Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(2,893,232)

Net change in unrealized appreciation (depreciation) on:
Investments	1,864,684
Futures contracts	2,197,011
Swap contracts	480,549
Foreign currency transactions	414,726

Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions	4,956,970

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1,985,669

Net Increase in Net Assets from Operations	$1,890,140

*	Commencement of operations—5/2/2011.
(a)	Net of foreign withholding taxes of $3,895.

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

June 30, 2011

Period Ended June 30, 2011* (Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(173,598)
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(2,893,232)
Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions	4,956,970

Net increase in net assets resulting from operations	1,890,140

Net increase in net assets from capital share transactions	377,826,768

Net Increase in Net Assets	379,716,908

Net assets at end of period	$379,716,908

Undistributed net investment loss at end of period	$(95,529)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Period Ended June 30, 2011* (Unaudited)
	Shares	Value
Class B
Sales	39,155,601	$382,854,767
Redemptions	(518,144)	(5,027,999)

Net increase	38,637,457	$377,826,768

Increase derived from capital shares transactions		$377,826,768

*	Commencement of operations—5/2/2011.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
Class B
Period Ended June 30, 2011(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Loss(a)	(0.01)
Net Realized and Unrealized Loss on Investments	(0.16)

Total From Investment Operations	(0.17)

Net Asset Value, End of Period	$9.83

Total Return (%)	(1.70)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	1.46 *
Ratio of Net Expenses to Average Net Assets (%)(c)	1.06 *
Ratio of Net Investment Loss to Average Net Assets (%)	(0.74)*
Portfolio Turnover Rate (%)	42.8
Net Assets, End of Period (in millions)	$379.7

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—5/2/2011.
(c)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is AllianceBernstein Global Dynamic Allocation Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Investments in exchange traded funds are valued at the closing market quotation for their shares.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns will remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with AllianceBernstein L.P. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2011	% per annum	Average Daily Net Assets

$159,041	0.700%	First $250 Million

	0.650%	$250 Million to $500 Million

	0.625%	$500 Million to $1 Billion

	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive its entire subadvisory fee through July 31, 2011. Also through July 31, 2011, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Amounts waived for the period ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2012. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B

1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$70,091,170	$161,847,461	$—	$54,514,807

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to receive. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Interest Rate Swaps - The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. As of June 30, 2011, the net unrealized appreciation on such transactions agreements was $480,549. This risk is mitigated by maintaining a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

Total Return Swaps - Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Equity Index	Unrealized appreciation on futures contracts*	$2,479,676	Unrealized depreciation on futures contracts*	$3,275
	Unrealized appreciation on swap contracts	480,549	Unrealized depreciation on swap contracts	—

Interest Rate	Unrealized appreciation on futures contracts*	22,489	Unrealized depreciation on futures contracts*	299,504
Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	477,177	Unrealized depreciation on forward foreign currency exchange contracts	63,429

Total		$3,459,891		$366,208

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

Transactions in derivative instruments during the period ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Equity Index	Interest Rate	Foreign Currency Exchange	Total

Futures contracts	$(878,765)	$86,332	$—	$(792,433)

Swap contracts	(312,281)	(607,325)	—	(919,606)

	$(1,191,046)	$(520,993)	$—	$(1,712,039)

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Statement of Operations Location - Net Change in Unrealized Gain (Loss)	Equity Index	Interest Rate	Foreign Currency Exchange	Total

Foreign currency transactions	$—	$—	$413,748	$413,748

Futures contracts	2,476,401	(277,015)	—	2,199,386

Swap contracts	480,549	—	—	480,549

	$2,956,950	$(277,015)	$413,748	$3,093,683

For the period ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(a)	Equity Index Risk	Foreign Currency Risk(b)	Interest Rate Risk

Foreign currency transactions	$—	$47,186,397	$—

Futures contracts	523,814,424	—	957,435,479

Swap contracts	467,732	—	3,286,875

(a) Averages are based on daily activity levels during 2011.

(b) One month average

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/15/2011	State Street Corp.	220,000	AUD	$233,962	$232,003	$1,959

9/15/2011	State Street Corp.	4,136,000	AUD	4,398,493	4,274,349	124,144

9/15/2011	State Street Corp.	580,000	AUD	616,810	605,120	11,690

9/15/2011	State Street Corp.	1,164,000	CHF	1,384,099	1,382,932	1,167

9/15/2011	State Street Corp.	418,000	CHF	497,039	492,077	4,962

9/15/2011	State Street Corp.	272,000	CHF	323,432	318,770	4,662

9/15/2011	State Street Corp.	1,735,000	CHF	2,063,068	2,077,048	(13,980)

9/15/2011	State Street Corp.	330,000	CHF	392,399	396,921	(4,522)

9/15/2011	State Street Corp.	423,000	CHF	502,984	503,805	(821)

9/15/2011	State Street Corp.	3,449,000	EUR	4,998,859	4,947,728	51,131

9/15/2011	State Street Corp.	436,000	EUR	631,923	628,298	3,625

9/15/2011	State Street Corp.	959,000	EUR	1,389,941	1,355,633	34,308

9/15/2011	State Street Corp.	6,143,000	EUR	8,903,448	8,749,475	153,973

9/15/2011	State Street Corp.	996,000	EUR	1,443,567	1,427,288	16,279

9/15/2011	State Street Corp.	871,000	EUR	1,262,397	1,261,983	414

9/15/2011	State Street Corp.	432,000	GBP	693,520	701,818	(8,298)

9/15/2011	State Street Corp.	2,776,000	GBP	4,456,509	4,431,801	24,708

9/15/2011	State Street Corp.	427,000	GBP	685,493	682,286	3,207

9/15/2011	State Street Corp.	51,195,000	JPY	635,067	635,316	(249)

9/15/2011	State Street Corp.	35,370,000	JPY	438,760	436,694	2,066

9/15/2011	State Street Corp.	35,746,000	JPY	443,424	446,106	(2,682)

9/15/2011	State Street Corp.	42,944,000	JPY	532,714	536,867	(4,153)

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/15/2011	State Street Corp.	41,337,000	JPY	$512,779	$516,132	$(3,353)

9/15/2011	State Street Corp.	57,487,000	JPY	713,118	717,422	(4,304)

9/15/2011	State Street Corp.	36,184,000	JPY	448,857	450,531	(1,674)

9/15/2011	State Street Corp.	24,305,000	JPY	301,500	301,828	(328)

9/15/2011	State Street Corp.	33,671,000	JPY	417,684	418,757	(1,073)

9/15/2011	State Street Corp.	31,413,000	JPY	389,674	388,606	1,068

9/15/2011	State Street Corp.	77,428,000	JPY	960,483	954,852	5,631

9/15/2011	State Street Corp.	1,089,000	NOK	201,655	197,403	4,252

9/15/2011	State Street Corp.	1,906,000	NOK	352,943	352,608	335

9/15/2011	State Street Corp.	3,211,000	SEK	507,361	505,093	2,268

9/15/2011	State Street Corp.	1,534,000	SEK	242,383	235,566	6,817

9/15/2011	State Street Corp.	5,445,000	SEK	860,349	841,838	18,511

Net Unrealized Appreciation						$431,740

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange	Net Unrealized (Depreciation)

9/15/2011	State Street Corp.	561,000	CAD	$580,755	$572,712	$(8,043)

9/15/2011	State Street Corp.	139,000	CAD	143,895	141,260	(2,635)

9/15/2011	State Street Corp.	326,000	CAD	337,480	331,099	(6,381)

9/15/2011	State Street Corp.	2,328,000	GBP	3,737,303	3,736,370	(933)

Net Unrealized Depreciation						$(17,992)

AUD—Australian Dollar

CHF—Swiss Franc

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

7. Futures Contracts

The futures contracts outstanding as of June 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

ASX SPI 200 Index Futures	09/15/2011	46	$5,585,724	$5,678,199	$92,475

Australian Treasury Bond 10 Year Futures	09/15/2011	3	342,321	341,445	(876)

CAC 40 Index Futures	07/15/2011	252	14,051,043	14,564,665	513,622

Canada Government Bond 10 Year Futures	09/21/2011	5	646,951	642,935	(4,016)

DAX Index Futures	09/16/2011	51	13,345,230	13,687,188	341,958

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Futures Contracts - continued

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

FTSE 100 Index Futures	09/16/2011	139	$12,821,896	$13,182,950	$361,054

German Euro Bobl Futures	09/08/2011	24	4,072,825	4,063,561	(9,264)

German Euro Bund Futures	09/08/2011	29	5,295,858	5,284,987	(10,871)

German Euro Buxl Futures	09/08/2011	14	2,139,453	2,093,883	(45,570)

German Euro Schatz Futures	09/08/2011	29	4,531,871	4,530,019	(1,852)

Hang Seng Index Futures	07/28/2011	11	1,558,599	1,585,201	26,602

Hang Seng Index Futures	09/29/2011	4	576,216	572,941	(3,275)

Japan Government Bond 10 Year Mini Futures	09/07/2011	107	18,702,819	18,723,839	21,020

MSCI EAFE E-Mini Index Futures	09/16/2011	11	896,846	943,745	46,899

S&P 500 E-Mini Index Futures	09/16/2011	370	23,586,257	24,336,750	750,493

Topix Index Futures	09/09/2011	112	11,451,307	11,797,880	346,573

U.S. Treasury Note 2 Year Futures	09/30/2011	69	15,133,250	15,134,719	1,469

U.S. Treasury Note 5 Year Futures	09/30/2011	19	2,265,803	2,264,711	(1,092)

U.S. Treasury Note 10 Year Futures	09/21/2011	128	15,768,657	15,658,000	(110,657)

Ultra Long-Term U.S. Treasury Bond Futures	09/21/2011	34	4,381,648	4,292,500	(89,148)

United Kingdom Long Gilt Futures	09/28/2011	21	4,080,355	4,054,197	(26,158)

Net Unrealized Appreciation					$2,199,386

8. Swap Agreements

Open interest rate swap agreements at June 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Pay	IRS USD 3ML	3.2600%	7/5/2021	JPMorgan Chase Bank N.A.	USD 88,310,000	$—	$—	$—

Pay	IRS USD 3ML	3.2525%	7/5/2021	Bank of America N.A.	USD 3,620,000	—	—	—

Total						$—	$—	$—

Open equity total return swap agreements at June 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Pay	TRS USD 3ML	0.4050%	5/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 367,349	$8,569	$—	$8,569

Pay	TRS USD 3ML	0.4050%	5/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 243,896	5,689	—	5,689

Pay	TRS USD 3ML	0.4050%	5/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 222,818	5,198	—	5,198

Pay	TRS USD 3ML	0.4050%	5/15/2012	JPMorgan Chase Bank N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD 144,531	3,371	—	3,371

Pay	TRS USD 3ML	0.4050%	5/15/2012	JPMorgan Chase Bank N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD 57,210	1,334	—	1,334

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Swap Agreements - continued

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Pay	TRS USD 3ML	0.3850%	5/15/2012	JPMorgan Chase Bank N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD 162,597	$3,793	$—	$3,793

Pay	TRS USD 3ML	0.4350%	5/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 313,150	7,305	—	7,305

Pay	TRS USD 3ML	0.4050%	5/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 96,354	2,248	—	2,248

Pay	TRS USD 3ML	0.4050%	6/12/2012	JPMorgan Chase Bank N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD 280,029	6,532	—	6,532

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 773,842	18,051	—	18,051

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 677,489	15,804	—	15,804

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 629,312	14,680	—	14,680

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 611,245	14,258	—	14,258

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 608,234	14,188	—	14,188

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 551,024	12,854	—	12,854

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 535,969	12,502	—	12,502

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 466,714	10,887	—	10,887

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 445,637	10,395	—	10,395

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 418,537	9,763	—	9,763

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 264,973	6,181	—	6,181

Pay	TRS USD 3ML	0.4150%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 1,238,869	15,220	—	15,220

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 1,053,871	24,583	—	24,583

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 566,079	13,205	—	13,205

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 942,462	21,984	—	21,984

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 701,577	16,365	—	16,365

Pay	TRS USD 3ML	0.4050%	6/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 686,522	16,014	—	16,014

Pay	TRS USD 3ML	0.4150%	6/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 945,473	22,055	—	22,055

Pay	TRS USD 3ML	0.4150%	6/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 605,223	14,118	—	14,118

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 753,640	19,766	—	19,766

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 598,525	14,654	—	14,654

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 1,079,960	20,064	—	20,064

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Swap Agreements - continued

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 969,711	$25,549	$—	$25,549

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 690,819	17,880	—	17,880

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 645,554	20,006	—	20,006

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 625,449	9,298	—	9,298

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 610,727	8,614	—	8,614

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 445,647	13,467	—	13,467

Pay	TRS USD 3ML	0.4050%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD 541,285	4,105	—	4,105

Total							$480,549	$—	$480,549

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

11. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

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Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

42

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2011, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the applicable investment sub-advisory agreements (each a “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and the investment sub-advisers (each a “Subadviser”, and collectively, the “Subadvisers”) for certain new series of the Trust, including the AllianceBernstein Global Dynamic Allocation Portfolio (each a “Portfolio,” and collectively, the “Portfolios”).1

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadvisers relating to each Portfolio, the Adviser and each Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds if available, performance information for relevant benchmark indices, as applicable, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadvisers under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadvisers, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also had previously received presentations from the Adviser with respect to the Managed Risk Portfolios at the August 3-4, 2010 and the November 9-10, 2010 Board meetings. The Board also further discussed the Managed Risk Portfolios with the Adviser on January 19, 2011, and received presentations regarding the Managed Risk Portfolios from the Subadvisers on January 26, 2011 and January 28, 2011 during which representatives of the Adviser and the Subadvisers responded to questions from the Independent Trustees. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Adviser and the Subadvisers; (2) the performance of comparable funds or accounts managed by the Subadvisers as compared to appropriate indices, to the extent available; (3) the Adviser’s and each of the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadvisers; (5) the level and method of computing each Portfolio’s proposed advisory and subadvisory fees; (6) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadvisers under the Sub-Advisory Agreements; (7) any “fall-out” benefits to the Adviser, the Subadvisers and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadvisers or their affiliates from the Adviser’s or Subadvisers’ relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolios, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolios, including the provision of investment advisory services to the MetLife Balanced Plus Portfolio, the selection of the Subadvisers for the other Portfolios and oversight of the Subadvisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, its risk management processes, and the implementation of Board directives as they relate to the Portfolios. The Adviser’s role in coordinating the activities of the Portfolios’ other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the MetLife Balanced Plus Portfolio and of the personnel who would be overseeing the Subadvisers of the other Portfolios and compliance with each Portfolio’s investment restrictions, tax and other requirements. The Board also considered that an Investment Committee, consisting of investment professionals from across MetLife, will meet at least quarterly to review the asset allocations of the MetLife Balanced Plus Portfolio. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolios’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to each Portfolio. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other Portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to

1 At the February 14-15, 2011 meeting, the Board also approved Agreements with respect to the AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio, Pyramis® Government Income Portfolio (together with the AllianceBernstein Global Dynamic Allocation Portfolio, the “Managed Risk Portfolios”), Met/Franklin Low Duration Total Return Portfolio and T. Rowe Price Large Cap Value Portfolio.

43

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadvisers in connection with marketing activities.

With respect to the services to be provided by the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information presented throughout the past year for those Subadvisers currently sub-advising existing Portfolios of the Trust. The Board considered each Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadviser’s investment and compliance personnel who would be providing services to the Portfolios. The Board also considered, among other things, each Subadviser’s compliance program and its disciplinary history, and its risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolios.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities would include the development and maintenance of an investment program for the applicable Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

Performance. The Board took into account that the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio and MetLife Balanced Plus Portfolio utilize relatively unique investment strategies designed to manage volatility and noted the unavailability of comparable performance information for these types of strategies. With respect to the Pyramis® Government Income Portfolio, however, the Board considered the performance of a comparable fund managed by that Subadviser. The Board also considered the performance of other funds or accounts managed by the Subadvisers to the extent such information was relevant.

As discussed above with respect to the AllianceBernstein Global Dynamic Allocation Portfolio, the Board noted that while no comparable performance data was available, the Board considered information that described how the Portfolio is designed to perform under a variety of market conditions.

Fees and expenses. The Board gave substantial consideration to the proposed management fees payable under the Advisory Agreement and the proposed subadvisory fees payable under each of the Sub-Advisory Agreements. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by each Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing each Portfolio’s proposed fee. In addition, the Board considered each Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff. With respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio, the Board took into account the limited usefulness of the peer groups in which the Portfolios were included for comparative purposes. In comparing each Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fees for the Portfolios would be paid by the Adviser, not the Portfolios, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with each Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by each Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the AllianceBernstein Global Dynamic Allocation Portfolio, the Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated

44

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

total expenses (exclusive of 12b-1 fees) were above the median of the peer group. The Board took into account’s management discussion of the Portfolio’s estimated expenses. The Board also noted that the Subadviser had agreed to a reduced fee schedule for the Portfolio’s first year of operations and to waive its subadvisory fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the difference between the standard sub-advisory fee schedule and the reduced sub-advisory fee schedule for the Portfolio’s first year of operations and to waive an amount equal to the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to each Portfolio. With respect to the MetLife Balanced Plus Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Adviser and its affiliates with regard to the other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the “Underlying Portfolios”) in which the Portfolio may invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the product. The Board concluded after extensive discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadvisers and their affiliates of their relationships with the Portfolios, the Board noted that the proposed subadvisory fees under the Sub-Advisory Agreements would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreements were negotiated at arm’s length and that the proposed subadvisory fees would be paid by the Adviser than on the Subadvisers’ anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolios’ growth in size on their performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fees would be paid by the Adviser out of the management fees. The Board considered the fact that the Portfolios’ fee levels decline as portfolio assets increase. The Board also noted that if the Portfolios’ assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolios, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolios are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Adviser to the Portfolios.

The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadvisers and their affiliates by virtue of the Subadvisers’ relationships to the Portfolios were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Subadvisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadvisers’ affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or a Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to each Portfolio.

45

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Met Investors Series Trust American Funds® Balanced Allocation Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class B and C shares of the American Funds® Balanced Allocation Portfolio returned 4.29% and 4.09%, respectively, compared to the 4.40% return of its primary index, the Dow Jones Moderate Index1.

Economic and Market Review

The fixed income markets had mixed returns during the first six months of 2011 in response to investors’ shifting outlook for the economy, inflation, and interest rates. During the first four months of the year, yields rose and credit spreads narrowed as the outlook for the economy was generally positive. However, increasing concerns of the strength and longevity of the economic recovery—due in part to the budget impasse in the U.S., the credit crisis in Europe, and persistently sluggish employment growth—led to a decline in interest rates and a widening in the spread between the yields of Treasury securities and credit based bonds in May and June. Overall, the Barclays Capital U.S. Aggregate Bond Index returned 2.72%. Investment grade credit sector bonds such as corporate bonds and mortgage bonds outperformed treasury securities of similar maturity during the period. Below investment grade high-yield bonds, due primarily to their higher coupon return, outperformed the broad bond market with a return of 4.97%. The returns of foreign bonds were boosted by a declining dollar relative to other currencies; a decline in the dollar made non-dollar securities more valuable to U.S. dollar-based investors.

The returns of equities during the first half of 2011 were also mixed. A strong first quarter and a flat second quarter produced a very respectable 6.0% return for the period as measured by the Standard & Poor’s 500 Index. The main driver for the varying performance was again a change in the outlook for the economy in general and corporate earnings in particular. There was little difference between the returns of large cap and small cap stocks, although mid cap stocks continue to outperform both large and small company stocks. Growth style stocks performed slightly better than value style stocks over the period. Among sectors, Energy (+11.4%) and Health Care (+13.9%) were the best performers, while Financial Services (-3.1%) and Information Technology (+2.1%) lagged the broad market.

The total return of foreign stocks to the U.S. dollar based investor was 5.0% from January to June 2011 as measured by the MSCI EAFE Index. Nearly all the positive return of foreign stocks came from the impact of currency, especially the U.S. dollar relative to the Euro, as the MSCI EAFE Index was nearly flat on a local currency basis. By region, Europe was strongly positive, while Japanese stocks struggled as the entire country and its companies tried to recover from the devastation of the March 2011 earthquake and subsequent tsunami. Emerging market stocks trailed developed country stocks as seen by the MSCI Emerging Market Index return of close to 0%.

Portfolio Review/Current Positioning

The American Funds® Balanced Allocation Portfolio invests all of its assets in funds of the American Funds Insurance Series (AFIS). The Portfolio’s broad asset allocation goal of 35% to fixed income and 65% to equities did not change during the period. Although the Portfolio does not have an explicit goal for cash, its underlying portfolios typically hold cash positions of 5% to 10% to give the portfolio counselors the liquidity and flexibility to exploit investment opportunities when they become available. This cash position detracted from performance for most of the period since both stocks and bonds were generally positive.

On an absolute basis, the two domestic equity underlying portfolios contributed positively to the Portfolio’s overall performance, but they had mixed relative performance. The AFIS Growth Fund was generally in line with the broad equity markets, doing slightly better in the first quarter and lagging modestly in the second quarter. Overall, it was helped by good stock selection in the Consumer Discretionary sector. Luluemon Athletica, a Canadian based retailer of yoga inspired athletic clothing was up over 60% over the period. Casino operator Wynn Macau and restaurant chain Chipotle Mexican Grill also contributed to relative performance. Several Energy sector stocks hurt performance, most notably energy producer Pacific Rubiales Energy Corporation, which has operations in Canada and South America. At the same time, the AFIS Growth-Income Fund’s slightly better than market return in the second quarter was not sufficient to overcome its weak, albeit still positive, relative return during the first quarter. Cruise ship operator Royal Caribbean, retailers Best Buy and Kohl’s, search engine rivals Google and Yahoo!, and electronic component developer Flextronics International were the biggest individual detractors from relative performance. Most of these stocks are in some way dependent on a continuing strong economy.

Even with the currency benefit from a weak dollar, foreign securities still lagged the return of domestic stocks over the six-month period. Thus, the Portfolio’s modest overweight to foreign equities—due to the foreign stocks held by the two domestic equity funds—was a slight detractor to relative performance. In contrast to 2010 and 2009 when the Portfolio’s dedicated exposure to foreign small company stocks (AFIS Global Small Capitalization Fund) and stocks from emerging market countries (AFIS New World Fund) boosted performance, this exposure hurt performance during the first half of 2011 relative to the mostly large cap, developed country stocks that make up the MSCI EAFE Index.

Investment Committee

MetLife Advisers, LLC

1

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as June 30, 2011 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2011

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	35.1
American Funds Growth Fund (Class 1)	20.8
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	13.2
American Funds Bond Fund (Class 1)	10.1
American Funds International Fund (Class 1)	7.9
American Funds High-Income Bond Fund (Class 1)	5.0
American Funds New World Fund (Class 1)	3.0
American Funds Global Small Capitalization Fund (Class 1)	2.9
American Funds Global Bond Fund (Class 1)	2.1

2

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

American Funds® Balanced Allocation Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderate Index1

	Average Annual Return[2] (for the six months ended June 30, 2011)
	6 Month	1 Year	Since Inception[3]
American Funds® Balanced Allocation Portfolio—Class B	4.29%	22.46%	2.44%
Class C	4.09%	22.06%	2.12%
Dow Jones Moderate Index[1]	4.40%	20.74%	3.74%

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 60% of the risk of an all equity portfolio.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class B(a)(b)
Actual	0.44%	$1,000.00	$1,042.90	$2.22
Hypothetical*	0.44%	1,000.00	1,022.62	2.20

Class C(a)(b)
Actual	0.74%	$1,000.00	$1,040.90	$3.74
Hypothetical*	0.74%	1,000.00	1,021.13	3.70

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	39,871,295	$434,597,115
American Funds Global Bond Fund (Class 1) (a)	7,128,456	87,109,739
American Funds Global Small Capitalization Fund (Class 1) (a)	5,828,940	125,497,089
American Funds Growth Fund (Class 1) (a)	15,386,336	891,330,418
American Funds Growth-Income Fund (Class 1) (a)	41,949,923	1,507,680,219
American Funds High-Income Bond Fund (Class 1) (a)	18,563,870	214,969,617
American Funds International Fund (Class 1) (a)	18,016,919	338,898,239
American Funds New World Fund (Class 1) (a)	5,391,578	126,270,759
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1) (a)	45,274,343	567,287,523

Total Mutual Funds (Cost $3,666,281,900)		4,293,640,718

Total Investments—100.1% (Cost $3,666,281,900#)		4,293,640,718

Other Assets And Liabilities (net)—(0.1)%		(2,185,108)

Net Assets—100.0%		$4,291,455,610

#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,666,281,900. The aggregate unrealized appreciation of investments was $627,358,818, resulting in net unrealized appreciation of $627,358,818 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio's investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,293,640,718	$—	$—	$4,293,640,718
Total Investments	$4,293,640,718	$—	$—	$4,293,640,718

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$4,293,640,718
Receivable for investments sold	479,229
Receivable for shares sold	1,141,093

Total assets	4,295,261,040

Liabilities
Payables for:
Shares redeemed	1,620,322
Accrued Expenses:
Management fees	203,264
Distribution and service fees - Class B	373
Distribution and service fees - Class C	1,896,039
Administration fees	1,901
Custodian and accounting fees	4,031
Deferred trustees’ fees	20,516
Other expenses	58,984

Total liabilities	3,805,430

Net Assets	$4,291,455,610

Net Assets Represented by
Paid in surplus	$3,656,565,335
Accumulated net realized gain	1,999,851
Unrealized appreciation on investments	627,358,818
Undistributed net investment income	5,531,606

Net Assets	$4,291,455,610

Net Assets
Class B	$1,852,839
Class C	4,289,602,771
Capital Shares Outstanding*
Class B	183,353
Class C	426,902,917
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.11
Class C	10.05

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,666,281,900.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$17,771,711

Total investment income	17,771,711

Expenses
Management fees	1,177,357
Administration fees	11,901
Custodian and accounting fees	12,298
Distribution and service fees - Class B	2,124
Distribution and service fees - Class C	10,900,703
Audit and tax services	9,750
Legal	20,801
Trustees’ fees and expenses	15,868
Shareholder reporting	30,393
Insurance	31,016
Miscellaneous	11,453

Total expenses	12,223,664

Net investment income	5,548,047

Net Realized and Unrealized Gain on Investments
Net realized gain on:
Investments	25,124,301
Capital gain distributions from Underlying Portfolios	13,677,417

Net realized gain on investments and capital gain distributions from Underlying Portfolios	38,801,718

Net change in unrealized appreciation on investments	108,874,209

Net realized and unrealized gain on investments	147,675,927

Net Increase in Net Assets from Operations	$153,223,974

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations
Net investment income	$5,548,047	$49,262,614
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	38,801,718	(9,395,369)
Net change in unrealized appreciation on investments	108,874,209	304,908,419

Net increase in net assets resulting from operations	153,223,974	344,775,664

Distributions to Shareholders
From net investment income
Class B	(25,798)	(10,261)
Class C	(50,842,682)	(27,437,163)
From net realized gains
Class B	(962)	(381)
Class C	(2,238,552)	(1,177,268)

Net decrease in net assets resulting from distributions	(53,107,994)	(28,625,073)

Net increase in net assets from capital share transactions	621,176,788	1,255,094,945

Net Increase in Net Assets	721,292,768	1,571,245,536
Net assets at beginning of period	3,570,162,842	1,998,917,306

Net assets at end of period	$4,291,455,610	$3,570,162,842

Undistributed net investment income at end of period	$5,531,606	$50,852,039

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class B
Sales	33,508	$337,336	97,927	$899,947
Reinvestments	2,642	26,760	1,148	10,642
Redemptions	(4,648)	(46,860)	(16,028)	(143,717)

Net increase	31,502	$317,236	83,047	$766,872

Class C
Sales	66,651,243	$667,795,133	152,242,289	$1,375,333,474
Reinvestments	5,265,995	53,081,234	3,100,155	28,614,431
Redemptions	(10,004,212)	(100,016,815)	(16,791,775)	(149,619,832)

Net increase	61,913,026	$620,859,552	138,550,669	$1,254,328,073

Increase derived from capital shares transactions		$621,176,788		$1,255,094,945

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008(b)
Net Asset Value, Beginning of Period	$9.84		$8.87	$6.82	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.03		0.22	0.24	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.40		0.87	1.81	(3.00)

Total From Investment Operations	0.43		1.09	2.05	(2.92)

Less Distributions
Distributions from Net Investment Income	(0.15)		(0.12)	—	(0.26)
Distributions from Net Realized Capital Gains	(0.01)		(0.00)+	—	(0.00)+

Total Distributions	(0.16)		(0.12)	—	(0.26)

Net Asset Value, End of Period	$10.11		$9.84	$8.87	$6.82

Total Return (%)	4.29		12.40	30.06	(29.20)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)(c)	0.32	*	0.33	0.36	0.78 *
Ratio of Net Expenses to Average Net Assets (%)(d)(e)	0.32	*	0.33	0.35	0.35 *
Ratio of Net Investment Income to Average Net Assets (%)(f)	0.60	*	2.38	2.99	1.32 *
Portfolio Turnover Rate (%)	3.9		6.4	5.9	12.1
Net Assets, End of Period (in millions)	$1.9		$1.5	$0.6	$0.1

	Class C
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008(b)
Net Asset Value, Beginning of Period	$9.78		$8.82	$6.82	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.01		0.17	0.17	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.89	1.83	(3.28)

Total From Investment Operations	0.40		1.06	2.00	(2.92)

Less Distributions
Distributions from Net Investment Income	(0.12)		(0.10)	—	(0.26)
Distributions from Net Realized Capital Gains	(0.01)		(0.00)+	—	(0.00)+

Total Distributions	(0.13)		(0.10)	—	(0.26)

Net Asset Value, End of Period	$10.05		$9.78	$8.82	$6.82

Total Return (%)	4.09		12.16	29.33	(29.20)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)(c)	0.62	*	0.63	0.66	0.70 *
Ratio of Net Expenses to Average Net Assets (%)(d)(e)	0.62	*	0.63	0.65	0.65 *
Ratio of Net Investment Income to Average Net Assets (%)(f)	0.28	*	1.85	2.19	6.70 *
Portfolio Turnover Rate (%)	3.9		6.4	5.9	12.1
Net Assets, End of Period (in millions)	$4,289.6		$3,568.7	$1,998.3	$545.4

*	Annualized
+	Distributions from net realized gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	See Note 3 of the Notes to Financial Statements.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Balanced Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from underlying portfolios, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

10

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$1,177,357	0.100%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.050%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and Underlying Portfolios’ fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B	Class C

0.35%	0.65%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Effective May 1, 2011, there was no longer an expense cap for the Portfolio.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class C Shares with respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust

11

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$—	$743,940,055	$—	$156,307,594

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments.

7. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2011 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2010	Shares purchased	Shares sold	Number of shares held at June 30, 2011

American Funds Bond Fund*	25,335,425	14,567,628	(31,758)	39,871,295

American Funds Global Bond Fund*	5,827,554	1,306,554	(5,652)	7,128,456

American Funds Global Small Capitalization Fund*	5,224,176	832,287	(227,523)	5,828,940

American Funds Growth Fund*	14,901,512	2,142,899	(1,658,075)	15,386,336

American Funds Growth-Income Fund*	37,360,737	5,665,820	(1,076,634)	41,949,923

American Funds High-Income Bond Fund*	15,965,927	2,619,584	(21,641)	18,563,870

American Funds International Fund*	16,098,692	2,430,002	(511,775)	18,016,919

American Funds New World Fund*	4,731,497	746,614	(86,533)	5,391,578

American Funds U.S. Government/AAA—Rated Securities Fund*	34,623,726	10,685,985	(35,368)	45,274,343

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Transactions in Securities of Underlying Portfolios - continued

Underlying Portfolio (Class 1)	Net Realized Gain on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2011

American Funds Bond Fund	$4,389	$—	$2,134,107	$434,597,115

American Funds Global Bond Fund	7,573	456,776	435,693	87,109,739

American Funds Global Small Capitalization Fund	2,345,965	—	1,558,351	125,497,089

American Funds Growth Fund	18,180,074	—	2,840,330	891,330,418

American Funds Growth-Income Fund	3,248,720	—	4,788,766	1,507,680,219

American Funds High-Income Bond Fund	69,606	—	2,719,758	214,969,617

American Funds International Fund	862,826	—	1,019,492	338,898,239

American Funds New World Fund	374,123	—	694,008	126,270,759

American Funds U.S. Government/AAA—Rated Securities Fund	31,025	13,220,641	1,581,206	567,287,523

	$25,124,301	$13,677,417	$17,771,711	$4,293,640,718

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2010	2009	2010	2009	2010	2009

$27,956,598	$—	$668,475	$—	$28,625,073	$—

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$50,868,341	$2,239,284	$481,682,971	$—	$534,790,596

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

9. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Recent Accounting Pronouncements - continued

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

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Met Investors Series Trust AQR Global Risk Balanced Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

AQR Global Risk Balanced Portfolio

Managed By AQR Capital Management, LLC

Portfolio Manager Commentary*

Performance

Since its May 2, 2011 effective date with the SEC, the Class B shares of the AQR Global Risk Balanced Portfolio returned -1.54% compared to the -1.53% return of its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

Developed country equity markets experienced a difficult second quarter with limited risk appetite as renewed concerns of sovereign risk in Europe reemerged and disappointing macro data uncovered a weaker than expected outlook for the US economy. Emerging stock markets also experienced headwinds as many developing nations faced accelerating inflation, dealt with appreciating currencies, and were negatively affected by slowing commodity price appreciation.

In fixed income markets, sovereign debt fears continued as concern mounted over Greece’s fiscal solvency, providing a very favorable environment for nominal bonds (the US and Germany in particular benefited from the flight-to-quality demand). The re-pricing of monetary policy expectations in the face of global risks—both sovereign risks and a perceived softening of the global economic recovery—also supported bonds.

In commodity markets, prices rose in April as equity markets and risk trades in general made money. In the first week of May, however, a US Dollar rally prompted a sharp and broad-based commodities sell-off which continued through June. Energies and Metals were particularly hurt.

Portfolio Review/Current Positioning

Since its effective date with the SEC on May 2, 2011 to the end of the quarter on June 30, 2011, the Portfolio lost -1.5%. Returns for two of the three risk categories in the Portfolio were negative, with Inflation Risk assets and Equity Risk assets detracting 1.7% and 1.4% respectively. Nominal Interest Rate Risk assets contributed +1.5% to the Portfolio return.

The Portfolio’s total exposures to all three risk categories decreased slightly to maintain the desired level of risk across the Portfolio. The Portfolio uses a moderate level of leverage to maintain an equal contribution of risk from the three risk categories. As volatility has increased, leverage in the Portfolio has been reduced. The largest exposure decreases were in the Commodities category. Commodity volatility increased in the first weeks of May and remained high resulting in a reduction of Commodity exposures from 22% to 19%, a -14% decrease by the end of the second quarter. The Nominal Interest Rate bucket had the second largest reduction in exposures moving from 140% to 124%, a -11% decrease. The Equity Risk bucket also experienced increased volatility but to a lesser degree. As a result, Equity exposures were reduced from 40% to 38%, a -5% decrease.

The Portfolio’s management process adjusts exposures to each of the three risk categories using a proprietary risk forecasting model. The process seeks to realize a steady risk level in each of the Portfolio’s three categories and for the Portfolio as a whole. The objective is to keep the Portfolio diversified not only across asset classes, but also through time—meaning that no single time period (such as the credit crisis of 2008) should have a disproportionate impact on the Portfolio’s long-term results. Our research suggests that this approach, in addition to broad diversification, has been effective in helping to protect a portfolio in periods of market stress, and improves long term risk adjusted returns. Consistent with this process, the Portfolio’s aggregate exposures decreased slightly since inception, from 260% at the launch of the Portfolio to 241%, as market volatility levels modestly increased.

The Portfolio realized volatility slightly lower than its long-term target in the second quarter. AQR uses conservative correlation assumptions to prevent the portfolio volatility from spiking in difficult markets. As stock and bond correlations have remained negative over the period, the Portfolio underrealized volatility but was well within a normal range.

Brian Hurst, Principal; Michael Mendelson, Principal; Yao Hua Ooi, Vice President

AQR Capital Management, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Portfolio Composition as of June 30, 2011

Top Issuers

% of Net Assets
U.S. Treasury Inflation Indexed Bonds	27.0
France Government Bond OAT	26.8
United Kingdom Gilt Inflation Linked	13.5

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	123.7
Global Inflation-Linked Bonds	60.7
Global Developed Equities	30.1
Commodities—Production Weighted	18.7
Global Emerging Equities	4.5
U.S. Mid Cap Equities	1.8
U.S. Small Cap Equities	1.5

* The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

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AQR Global Risk Balanced Portfolio managed by
AQR Capital Management, LLC vs. Dow Jones Moderate Index1

Cumulative Return[2] (for the period ended June 30, 2011)
Since Effective Date[3]
AQR Global Risk Balanced Portfolio—Class B	-1.54%
Dow Jones Moderate Index[1]	-1.53%

1The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2“Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 SEC effective date of the Class B shares is 5/2/11. Index returns are based on an effective date of 5/2/11.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 19, 2011 through June 30, 2011.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 19, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period*** April 19, 2011 to June 30, 2011

Class B(a)(b)
Actual	0.96%	$1,000.00	$984.60	$1.91
Hypothetical*	0.96%	1,000.00	1,008.08	1.93

*   Hypothetical assumes a rate of return of 5% per year before expenses.

**  Commencement of Operations—April 19, 2011. Shares first became available to investors through certain separate accounts on the SEC effective date which was 5/2/2011.

*** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent eleven week period, as shown above, multiplied by the average account value over the     period, multiplied by the number of days (72 days) in the most recent fiscal period, divided by 365 (to reflect the eleven week period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 4 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 4 to the Financial Statements.

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Consolidated^ Schedule of Investments as of June 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—40.3% of Net Assets

Security Description	Par/Shares Amount	Value

France—26.8%
France Government Bond OAT 1.600%, 07/25/15 (EUR)	$46,560,918	$70,320,924
2.250%, 07/25/20 (EUR)	21,352,842	33,914,517

		104,235,441

United Kingdom—13.5%
United Kingdom Gilt Inflation Linked 1.875%, 11/22/22 (GBP)	28,372,305	52,339,838

Total Foreign Bonds & Debt Securities (Cost $157,083,282)		156,575,279

U.S. Treasury & Government Agencies—27.0%
U.S. Treasury Inflation Indexed Bonds 0.500%, 04/15/15	69,726,048	72,765,685
1.250%, 07/15/20	30,106,952	31,875,736

Total U.S. Treasury & Government Agencies (Cost $104,997,141)		104,641,421

Short-Term Investments—92.6%

Mutual Funds—92.6%
BlackRock Liquidity Funds TempFund Portfolio, Class I 0.080% (a)	35,901,076	35,901,076
Dreyfus Institutional Cash Advantage Fund, Class I 0.150% (a)	53,851,659	53,851,659
Dreyfus Treasury Cash Management Fund, Class I 0.010% (a)	89,752,479	89,752,479
UBS Money Series—UBS Select Prime Preferred Fund, Class I 0.140% (a)	89,818,600	89,818,600
UBS Money Series—UBS Select Treasury Preferred Fund, Class I 0.010% (a)	89,817,979	89,817,979

Total Short-Term Investments (Cost $359,141,793)		359,141,793

Total Investments—159.9% (Cost $621,222,216#)		620,358,493

Other Assets and Liabilities (net)—(59.9)%		(232,468,120)

Net Assets—100.0%		$387,890,373

#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $621,222,216. The aggregate unrealized appreciation and depreciation of investments were $821,474 and $(1,685,197), respectively, resulting in net unrealized depreciation of $(863,723) for federal income tax purposes.
EUR	Euro
GBP	British Pound
(a)	Represents annualized seven-day yield as of June 30, 2011.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

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Consolidated^ Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from April 19, 2011 (commencement of operations) through June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$156,575,279	$—	$156,575,279
U.S. Treasury & Government Agencies	—	104,641,421	—	104,641,421
Total Short-Term Investments*	359,141,793	—	—	359,141,793
Total Investments	$359,141,793	$261,216,700	$—	$620,358,493

Reverse Repurchase Agreements	$—	$261,785,334	$—	$261,785,334
Forward Contracts**
Forward Contracts to Buy Appreciation	$—	$6,118	$—	$6,118
Forward Contracts to Sell Appreciation	—	15,682	—	15,682
Forward Contracts to Sell (Depreciation)	—	(54,521)	—	(54,521)
Total Forward Contracts	$—	$(32,721)	$—	$(32,721)
Futures Contracts**
Futures Contracts Long Appreciation	$4,524,127	$—	$—	$4,524,127
Futures Contracts Long (Depreciation)	(3,147,252)	—	—	(3,147,252)
Futures Contracts Short Appreciation	6,561	—	—	6,561
Futures Contracts Short (Depreciation)	(28,123)	—	—	(28,123)
Total Futures Contracts	$1,355,313	$—	$—	$1,355,313
SWAP Contracts**
Swap on Futures Appreciation	$—	$175,909	$—	$175,909
Swap on Futures (Depreciation)	—	(32,230)	—	(32,230)
Total SWAP Contracts	$—	$143,679	$—	$143,679

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

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Consolidated^ Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$620,358,493
Cash (b)	16,637,898
Receivable for investments sold	11,365,068
Receivable for shares sold	9,859,382
Net variation margin on financial futures contracts	1,387,315
Interest receivable	2,023,154
Swap premium paid	3,967,712
Unrealized appreciation on swap contracts	175,909
Unrealized appreciation on forward currency contracts	21,800

Total assets	665,796,731

Liabilities
Due to Adviser	76,918
Due to bank cash denominated in foreign currencies (c)	162,440
Payables for:
Investments purchased	11,506,596
Reverse repurchase agreements	261,785,334
Shares redeemed	118
Unrealized depreciation on forward currency contracts	54,521
Unrealized depreciation on swap contracts	32,230
Swap premium received	4,062,295
Interest on reverse repurchase agreements	24,781
Accrued Expenses:
Management fees	59,910
Distribution and service fees - Class B	49,925
Administration fees	931
Custodian and accounting fees	29,928
Other expenses	60,431

Total liabilities	277,906,358

Net Assets	$387,890,373

Net Assets Represented by
Paid in surplus	$388,008,831
Accumulated net realized loss	(1,492,797)
Unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transactions	(238,042)
Undistributed net investment income	1,612,381

Net Assets	$387,890,373

Net Assets
Class B	$387,890,373

Capital Shares Outstanding*
Class B	38,018,030
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.20

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $621,222,216.
(b)	Includes $15,475,898 of restricted cash pledged as collateral for open futures contracts.
(c)	Identified cost of cash denominated in foreign currencies was $(161,135).

Consolidated^ Statement of Operations

Period Ended June 30, 2011* (Unaudited)

Investment Income
Interest	$1,849,094

Total investment income	1,849,094

Expenses
Management fees	166,364
Administration fees	1,939
Custodian and accounting fees	29,928
Distribution and service fees - Class B	61,812
Audit and tax services	20,772
Legal	25,218
Trustees’ fees and expenses	5,708
Shareholder reporting	8,675
Insurance	474
Organizational expense	5,045
Miscellaneous	2,967

Total expenses	328,902
Less management fee waiver	(92,189)

Net expenses	236,713

Net investment income	1,612,381

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swaps Contracts and Foreign Currency transactions
Net realized gain (loss) on:
Investments	436,441
Futures contracts	(1,863,131)
Swap contracts	454,318
Foreign currency transactions	(520,425)

Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(1,492,797)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,722,704)
Futures contracts	1,355,313
Swap contracts	143,679
Foreign currency transactions	(14,330)

Net change in unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transactions	(238,042)

Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(1,730,839)

Net Decrease in Net Assets from Operations	$(118,458)

*	Commencement of operations - 04/19/11. Shares first became available to investors through certain separate accounts on the SEC effective date which was 5/2/2011.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

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Consolidated^ Statement of Changes in Net Assets

June 30, 2011

Period Ended June 30, 2011* (Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,612,381
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(1,492,797)
Net change in unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transactions	(238,042)

Net decrease in net assets resulting from operations	(118,458)

Net increase in net assets from capital share transactions	388,008,831

Net Increase in Net Assets	387,890,373
Net assets at beginning of period	—

Net assets at end of period	$387,890,373

Undistributed net investment income at end of period	$1,612,381

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Period Ended June 30, 2011* (Unaudited)
	Shares	Value
Class B
Sales	39,028,969	$398,370,463
Redemptions	(1,010,939)	(10,361,632)

Net increase	38,018,030	$388,008,831

Increase derived from capital shares transactions		$388,008,831

*	Commencement of operations - 04/19/11. Shares first became available to investors through certain separate accounts on the SEC effective date which was 5/2/2011.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

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Consolidated^ Statement of Cash Flows

June 30, 2011 (Unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(78,924)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(262,152,302)
Proceeds from disposition of investment securities	1,730,029
Sales of short-term investments securities, net	(359,141,793)
Treasury inflation index adjustments	(1,658,150)
Increase in interest receivable	(2,023,154)
Increase in receivables for securities sold	(11,365,068)
Increase in receivable for fund share sold	(9,859,382)
Increase in unrealized appreciation on swap contracts	(176,708)
Increase in swap premium paid	(3,967,712)
Increase in variation margin on financial futures contracts	(1,387,315)
Increase in unrealized appreciation on forward currency exchange contracts	(21,800)
Increase in payable for securities purchased	11,506,596
Increase in payable for fund shares redeemed	118
Increase in due to broker	162,440
Increase in swap premium received	4,062,295
Increase in unrealized depreciation on forward currency exchange contracts	54,521
Increase in unrealized depreciation on swap contracts	33,029
Increase in accrued expenses	238,509
Increase in interest on reverse repurchase agreements	24,781
Net change in unrealized depreciation on investments	863,723

Net cash used in operating activities	(633,156,267)

Cash flows from financing activities
Proceeds from shares sold	398,370,463
Payment for shares redeemed	(10,361,632)
Increase in reverse repurchase agreements	261,785,334

Net cash provided by financing activities	649,794,165

Net increase in cash	16,637,898

Cash
Beginning balance	$—

Ending Balance	$16,637,898

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

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Financial Highlights

Selected Per Share Data for the Period Ended:
	Class B
	Period Ended June 30, 2011(a) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(b)	0.50
Net Realized / Unrealized Loss on Investments	(0.20)

Total From Investment Operations	0.30

Net Asset Value on SEC Effective Date, May 2, 2011	$10.30

Income from Investment Operations:
Net Investment Income(b)	0.08
Net Realized / Unrealized Loss on Investments	(0.18)

Total From Investment Operations	(0.10)

Net Asset Value, End of Period	$10.20

Total Return (%)	3.60	(c)
Total Return (%)	(1.54	)(d)
Ratio of Expenses to Average Net Assets (%)	1.33	*
Ratio of Net Expenses to Average Net Assets (%)(e)	0.96	*
Ratio of Net investment Income to Average Net Assets (%)	6.52	*
Portfolio Turnover Rate (%)	1.5
Net Assets, End of Period (in millions)	$387.9

*	Annualized
(a)	Commencement of operations—04/19/11. Shares first became available to investors through certain separate accounts on the SEC effective date which was 5/2/2011.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return for the period 04/19/11 to 05/02/11.
(d)	Total return for the period 05/02/11 to 06/30/11.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is AQR Global Risk Balanced Portfolio (the “Portfolio”) (commenced operations on April 19, 2011), which is non-diversified. The Portfolio’s shares first became available to investors through certain separate accounts on the SEC effective date which was May 2, 2011. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AQR Global Risk Balanced Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the AQR Global Risk Balanced Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Generally, the Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AQR Capital Management, LLC (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and the Financial Highlights of the Portfolio includes the account of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

A summary of the Portfolio’s investment in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2011	% of Net Assets at June 30, 2011

AQR Global Risk Balanced Portfolio, Ltd.	4/19/2011	$38,311,891	9.88%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Significant Accounting Policies - continued

issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Significant Accounting Policies - continued

extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns will remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

4. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with AQR Capital Management, LLC (“the Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

4. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2011	% per annum	Average Daily Net Assets

$166,364	0.675%	First $250 Million

	0.650%	$250 Million to $750 Million

	0.625%	$750 Million to $1 Billion

	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive its entire subadvisory fee through July 31, 2011. Also through July 31, 2011, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Amounts waived for the period ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2012. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B

1.10%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

4. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2011 were as follows:

Purchases			Sales
Foreign			Foreign
U.S. Government	Government	Non Government	U.S. Government	Government	Non Government

$102,691,264	$159,461,037	$—	$1,730,029	$—	$—

6. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Investments in Derivative Instruments - continued

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to receive. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Total Return Swaps - Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation the Portfolio will receive a payment from or make a payment to the counterparty.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions to seek to enhance returns. Reverse repurchase agreements involve sales by the Portfolio of securities concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. For the period ended June 30, 2011, the Portfolio had an outstanding reverse repurchase agreement balance for 44 days. The average amount of borrowings was $11,630,167 and the weighted average interest rate was 0.61%.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Investments in Derivative Instruments - continued

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Interest Rate	Unrealized appreciation on swap contracts	$152,187	Unrealized depreciation on swap contracts	$—

	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,466,547

Equity	Unrealized appreciation on swap contracts	23,722	Unrealized depreciation on swap contracts	12,847

	Unrealized appreciation on futures contracts*	4,166,882	Unrealized depreciation on futures contracts*	—

Commodity	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	19,383

	Unrealized appreciation on futures contracts*	363,806	Unrealized depreciation on futures contracts*	1,708,828

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	21,800	Unrealized depreciation on forward foreign currency exchange contracts	54,521

Total		$4,728,397		$3,262,126

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

Transactions in derivative instruments during the period ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Currency Exchange	Total

Foreign currency transactions	$—	$—	$—	$(1,755)	$(1,755)

Future contracts	109,934	(2,064,876)	91,811	—	(1,863,131)

Swap contracts	—	461,033	(6,715)	—	454,318

	$109,934	$(1,603,843)	$85,096	$(1,755)	$(1,410,568)

Statement of Operations Location - Net Change in Unrealized Gain (Loss)

Foreign currency transactions	$—	$—	$—	$(32,721)	$(32,721)

Future contracts	(1,466,547)	4,166,882	(1,345,022)	—	1,355,313

Swap contracts	152,187	10,875	(19,383)	—	143,679

	$(1,314,360)	$4,177,757	$(1,364,405)	$(32,721)	$1,466,271

For the period ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(a)	Interest Rate Risk	Equity Risk	Commodity Risk	Foreign Currency Risk

Foreign currency transactions	$—	$—	$—	$2,136,809
Future contracts	144,667,554	90,926,690	46,145,858	—
Swap contracts	177,134,623	8,560,879	65,625	—

(a)	Averages are based on activity levels during 2011.

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AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation

9/21/2011	Royal Bank of Scotland plc	360,000	EUR	$521,681	$515,563	$6,118

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/21/2011	Royal Bank of Scotland plc	440,000	EUR	$637,610	$626,817	$(10,793)

9/21/2011	Royal Bank of Scotland plc	100,000	EUR	144,911	143,864	(1,047)

9/21/2011	Royal Bank of Scotland plc	190,000	EUR	275,332	276,600	1,268

9/21/2011	Royal Bank of Scotland plc	340,000	EUR	492,699	485,187	(7,512)

9/21/2011	Royal Bank of Scotland plc	640,000	EUR	927,433	904,302	(23,131)

9/21/2011	Royal Bank of Scotland plc	180,000	GBP	288,944	296,027	7,083

9/21/2011	Royal Bank of Scotland plc	20,000	GBP	32,105	32,964	859

9/21/2011	Royal Bank of Scotland plc	200,000	GBP	321,049	327,521	6,472

9/21/2011	Royal Bank of Scotland plc	7,860,000	RUB	279,814	277,314	(2,500)

9/21/2011	Royal Bank of Scotland plc	3,000,000	RUB	106,800	106,130	(670)

9/21/2011	Royal Bank of Scotland plc	9,830,000	RUB	349,946	347,534	(2,412)

9/21/2011	Royal Bank of Scotland plc	12,070,000	RUB	429,689	423,233	(6,456)

Net Unrealized Depreciation						$(38,839)

EUR—Euro

GBP—British Pound

RUB—Russian Ruble

8. Futures Contracts

The futures contracts outstanding as of June 30, 2011, the description and unrealized appreciation/(depreciation) were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ (Depreciation)

10 Year Japanese Government Bond Futures	09/08/2011	36	$62,985,285	$62,951,212	$(34,073)

AEX Index Futures	07/15/2011	14	1,363,790	1,381,599	17,809

Aluminum Futures 3 Months	08/26/2011	1	64,066	63,068	(998)

Aluminum Futures 3 Months	09/09/2011	2	133,259	126,337	(6,922)

Aluminum HG Futures	09/21/2011	26	1,687,715	1,645,060	(42,655)

ASX SPI 200 Index Futures	09/15/2011	38	4,616,665	4,690,615	73,950

Australian 10 Year Treasury Bond Futures	09/15/2011	18	2,054,929	2,048,643	(6,286)

Brent Crude Oil Pent Fin Futures	07/13/2011	102	11,541,215	11,472,855	(68,360)

CAC 40 Index Futures	07/15/2011	99	5,504,496	5,721,756	217,260

Cattle Feeder Futures	08/25/2011	4	257,137	276,138	19,001

Cocoa Futures	09/15/2011	6	176,022	189,034	13,012

Coffee Futures	09/20/2011	7	687,464	697,200	9,736

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Futures Contracts - continued

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ (Depreciation)

Copper Futures 3 Months	08/09/2011	1	$223,036	$235,679	$12,643

Copper Futures 3 Months	09/09/2011	1	226,320	235,754	9,434

Copper Lme Futures	09/21/2011	11	2,501,147	2,593,759	92,612

Corn Futures	09/14/2011	93	3,370,732	3,013,014	(357,718)

Cotton No. 2 Futuers	12/07/2011	17	1,097,773	1,007,982	(89,791)

DAX Index Futures	09/16/2011	18	4,679,506	4,830,754	151,248

European Gas Oil (Ice) Futures	07/11/2011	51	4,795,383	4,725,117	(70,266)

FTSE 100 Index Futures	09/16/2011	123	11,327,412	11,665,400	337,988

FTSE JSE TOP 40 Index Futures	09/15/2011	38	1,567,039	1,604,306	37,267

FTSE MIB Index Futures	09/16/2011	10	1,455,186	1,467,805	12,619

German Euro Bond Futures	09/08/2011	379	69,350,552	69,069,188	(281,364)

Gold 100 oz Futures	08/29/2011	13	1,981,252	1,953,617	(27,635)

Hang Seng China ENT Index Futures	07/28/2011	47	3,732,200	3,805,487	73,287

Hang Seng Index Futures	07/28/2011	10	1,414,261	1,440,907	26,646

Henry Hub Nat Gas Swap Futures	07/27/2011	182	2,071,687	1,990,080	(81,607)

IBEX 35 Index Futures	07/15/2011	13	1,882,663	1,939,576	56,913

Lead Futures	09/21/2011	5	315,472	336,009	20,537

Lead Futures 3 Months	09/09/2011	1	64,561	67,145	2,584

Lean HOGS Futures	08/12/2011	29	1,073,124	1,063,343	(9,781)

Live Cattle Futures	08/31/2011	37	1,599,849	1,640,837	40,988

MSCI Taiwan Index Futures	07/28/2011	79	2,304,985	2,339,832	34,847

Nickel Futures	09/21/2011	3	406,412	421,678	15,266

Nymex Heating Oil Pent Futures	07/28/2011	28	3,605,944	3,464,820	(141,124)

RBOB Gasoline Fin Futures	07/28/2011	28	3,468,595	3,491,750	23,155

Russell 2000 Mini Index Futures	09/16/2011	70	5,492,533	5,777,684	285,151

S&P 500 E Mini Index Futures	09/16/2011	918	58,411,893	60,379,736	1,967,843

S&P Midcap 400 E Mini Index Futures	09/16/2011	69	6,463,204	6,737,721	274,517

S&P TSE 60 Index Futures	09/15/2011	41	6,313,732	6,481,676	167,944

SGX CNX NIFTY Index Futures	07/28/2011	141	1,571,132	1,593,795	22,663

Silver Futures	09/28/2011	2	355,923	348,317	(7,606)

Soybean Futures	11/14/2011	25	1,699,954	1,617,450	(82,504)

Sugar Futures	09/30/2011	50	1,395,132	1,474,943	79,811

TOPIX Indes Futures	09/09/2011	105	10,640,762	11,049,692	408,930

U.S. Treasury Note 10 Year Futures	09/21/2011	697	86,191,547	85,262,147	(929,400)

UK Long Gilt Bond Futures	09/28/2011	122	23,768,338	23,552,914	(215,424)

Wheat Futures	09/14/2011	57	2,089,807	1,750,499	(339,308)

WTI Bullet Swap Financial Futures	07/19/2011	229	22,205,345	21,850,915	(354,430)

Zinc Futures	09/21/2011	7	395,345	413,811	18,466

Net Unrealized Appreciation					$1,376,875

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Futures Contracts - continued

Futures Contracts - Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ (Depreciation)

Aluminum Futures 3 Months	08/26/2011	(1)	$(63,499)	$(63,071)	$428

Aluminum Futures 3 Months	09/09/2011	(2)	(132,490)	(126,357)	6,133

Copper Futures 3 Months	08/09/2011	(1)	(222,995)	(235,689)	(12,694)

Copper Futures 3 Months	09/09/2011	(1)	(223,495)	(235,764)	(12,269)

Lead Futures 3 Months	09/09/2011	(1)	(63,995)	(67,155)	(3,160)

Net Unrealized Depreciation					$(21,562)

9. Swap Agreements

Open Swap on Futures agreements at June 30, 2011 were as follows:

Counterparty	Underlying Reference Instrument	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc.	10 Year Japanese Government Bond Futures	9/8/2011	JPY	43,000,000	$68,009	$—	$68,009

Merrill Lynch & Co., Inc.	10 Year U.S. Treasury Note Futures	9/21/2011	USD	582,000	9,420	—	9,420

Merrill Lynch & Co., Inc.	Euro Bund Futures	9/8/2011	EUR	318,000	64,687	—	64,687

Merrill Lynch & Co., Inc.	KOSPI 200 Index Futures	9/8/2011	KRW	12,500,000	8,903	—	8,903

Merrill Lynch & Co., Inc.	Long Gilt Futures	9/28/2011	GBP	100,000	10,071	—	10,071

Merrill Lynch & Co., Inc.	Russian Depositary Index—RDXUSD01 1ML	9/21/2011	USD	701	9,668	—	9,668

Merrill Lynch & Co., Inc.	San Paulo Stock Exchange Index Futures	8/17/2011	BRL	87	(12,847)	—	(12,847)

Merrill Lynch & Co., Inc.	Swiss Market Index Futures	9/16/2011	CHF	630	5,151	—	5,151

Barclays Bank plc	Wheat Futures	9/14/2011	USD	15,000	(19,383)		(19,383)

Total					$143,679	$—	$143,679

BRL—Brazilian Real

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

USD—United States Dollar

10. Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par Value

Barclays Bank plc	0.16%	6/15/2011	7/20/2011	$18,244,750	USD	18,244,750

Barclays Bank plc	0.16%	6/16/2011	7/20/2011	9,925,125	USD	9,925,125

Barclays Bank plc	0.14%	6/30/2011	7/20/2011	11,956,250	USD	11,956,250

Barclays Bank plc	1.00%	6/13/2011	7/20/2011	2,324,615	GBP	1,446,736

Barclays Bank plc	1.00%	6/15/2011	7/20/2011	29,182,465	GBP	18,161,853

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

10. Reverse Repurchase Agreements - continued

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par Value

Barclays Bank plc	1.00%	6/16/2011	7/20/2011	$4,675,258	GBP	2,909,670

Barclays Bank plc	1.00%	6/22/2011	7/20/2011	5,075,581	GBP	3,158,813

Barclays Bank plc	1.00%	6/30/2011	7/20/2011	6,068,606	GBP	3,776,827

Barclays Bank plc	1.00%	6/15/2011	7/20/2011	62,794,760	EUR	43,236,641

Barclays Bank plc	1.00%	6/24/2011	7/20/2011	20,797,712	EUR	14,320,036

Barclays Bank plc	1.00%	7/4/2011	7/20/2011	11,250,193	EUR	7,746,197

Greenwich Capital Markets, Inc.	0.15%	6/13/2011	7/20/2011	1,191,094	USD	1,191,094

Greenwich Capital Markets, Inc.	0.15%	6/15/2011	7/20/2011	36,747,838	USD	36,747,838

Greenwich Capital Markets, Inc.	0.15%	6/22/2011	7/20/2011	10,486,136	USD	10,486,136

Greenwich Capital Markets, Inc.	0.09%	6/27/2011	7/20/2011	9,329,159	USD	9,329,159

HSBC Holdings plc	0.15%	6/13/2011	7/20/2011	6,701,076	USD	6,701,076

Royal Bank of Scotland Group plc	0.59%	6/27/2011	7/20/2011	5,245,729	GBP	3,264,706

Royal Bank of Scotland Group plc	1.25%	6/29/2011	7/20/2011	9,788,987	EUR	6,740,099

Total						$209,343,006

EUR—Euro

GBP—British Pound

USD—United States Dollar

11. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

12. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

13. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

13. Recent Accounting Pronouncements - continued

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

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Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2011, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the applicable investment sub-advisory agreements (each a “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and the investment sub-advisers (each a “Subadviser”, and collectively, the “Subadvisers”) for certain new series of the Trust, including the AQR Global Risk Balanced Portfolio (each a “Portfolio,” and collectively, the “Portfolios”).1

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadvisers relating to each Portfolio, the Adviser and each Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds if available, performance information for relevant benchmark indices, as applicable, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadvisers under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadvisers, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also had previously received presentations from the Adviser with respect to the Managed Risk Portfolios at the August 3-4, 2010 and the November 9-10, 2010 Board meetings. The Board also further discussed the Managed Risk Portfolios with the Adviser on January 19, 2011, and received presentations regarding the Managed Risk Portfolios from the Subadvisers on January 26, 2011 and January 28, 2011 during which representatives of the Adviser and the Subadvisers responded to questions from the Independent Trustees. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Adviser and the Subadvisers; (2) the performance of comparable funds or accounts managed by the Subadvisers as compared to appropriate indices, to the extent available; (3) the Adviser’s and each of the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadvisers; (5) the level and method of computing each Portfolio’s proposed advisory and subadvisory fees; (6) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadvisers under the Sub-Advisory Agreements; (7) any “fall-out” benefits to the Adviser, the Subadvisers and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadvisers or their affiliates from the Adviser’s or Subadvisers’ relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolios, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolios, including the provision of investment advisory services to the MetLife Balanced Plus Portfolio, the selection of the Subadvisers for the other Portfolios and oversight of the Subadvisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, its risk management processes, and the implementation of Board directives as they relate to the Portfolios. The Adviser’s role in coordinating the activities of the Portfolios’ other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the MetLife Balanced Plus Portfolio and of the personnel who would be overseeing the Subadvisers of the other Portfolios and compliance with each Portfolio’s investment restrictions, tax and other requirements. The Board also considered that an Investment Committee, consisting of investment professionals from across MetLife, will meet at least quarterly to review the asset allocations of the MetLife Balanced Plus Portfolio. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolios’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to each Portfolio. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other Portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to

1 At the February 14-15, 2011 meeting, the Board also approved Agreements with respect to the AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio, Pyramis® Government Income Portfolio (together with the AQR Global Risk Balanced Portfolio, the “Managed Risk Portfolios”), Met/Franklin Low Duration Total Return Portfolio and T. Rowe Price Large Cap Value Portfolio.

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Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadvisers in connection with marketing activities.

With respect to the services to be provided by the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information presented throughout the past year for those Subadvisers currently sub-advising existing Portfolios of the Trust. The Board considered each Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadviser’s investment and compliance personnel who would be providing services to the Portfolios. The Board also considered, among other things, each Subadviser’s compliance program and its disciplinary history, and its risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolios.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities would include the development and maintenance of an investment program for the applicable Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

Performance. The Board took into account that the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio and MetLife Balanced Plus Portfolio utilize relatively unique investment strategies designed to manage volatility and noted the unavailability of comparable performance information for these types of strategies. With respect to the Pyramis® Government Income Portfolio, however, the Board considered the performance of a comparable fund managed by that Subadviser. The Board also considered the performance of other funds or accounts managed by the Subadvisers to the extent such information was relevant.

As discussed above with respect to the AQR Global Risk Balanced Portfolio, the Board noted that while no comparable performance data was available, the Board considered information that described how the Portfolio is designed to perform under a variety of market conditions.

Fees and expenses. The Board gave substantial consideration to the proposed management fees payable under the Advisory Agreement and the proposed subadvisory fees payable under each of the Sub-Advisory Agreements. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by each Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing each Portfolio’s proposed fee. In addition, the Board considered each Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff. With respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio, the Board took into account the limited usefulness of the peer groups in which the Portfolios were included for comparative purposes. In comparing each Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fees for the Portfolios would be paid by the Adviser, not the Portfolios, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with each Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by each Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the AQR Global Risk Balanced Portfolio, the Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were below the median of the peer group. The Board also noted that the Subadviser had agreed to waive its subadvisory

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Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the amount of the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to each Portfolio. With respect to the MetLife Balanced Plus Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Adviser and its affiliates with regard to the other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the “Underlying Portfolios”) in which the Portfolio may invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the product. The Board concluded after extensive discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadvisers and their affiliates of their relationships with the Portfolios, the Board noted that the proposed subadvisory fees under the Sub-Advisory Agreements would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreements were negotiated at arm’s length and that the proposed subadvisory fees would be paid by the Adviser than on the Subadvisers’ anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolios’ growth in size on their performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fees would be paid by the Adviser out of the management fees. The Board considered the fact that the Portfolios’ fee levels decline as portfolio assets increase. The Board also noted that if the Portfolios’ assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolios, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolios are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Adviser to the Portfolios.

The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadvisers and their affiliates by virtue of the Subadvisers’ relationships to the Portfolios were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Subadvisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadvisers’ affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or a Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to each Portfolio.

26

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Met Investors Series Trust BlackRock Global Tactical Strategies Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Managed By BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

Performance

Since its May 2, 2011 inception, the Class B shares of the BlackRock Global Tactical Strategies Portfolio returned -1.00% compared to the -1.53% return of its primary index, the Dow Jones Moderate Index1.

Market Environment/Conditions

Recoveries following financial crises tend to be bumpy and slow, characterized by a “two-steps-forward, one-step-back” process. This recovery has been no exception. Global growth has clearly slowed, especially in the US, where preliminary estimates suggest that Gross Domestic Product (GDP) expanded at a less-than-2% pace in the first half of the year. In normal circumstances, 2% growth would not be so bad, but when employment still remains seven million below its pre-recession peak and the output gap is close to 6% of GDP, it is a difficult outcome. Given the depth of the recession, if this had been a “normal recovery,” growth should have averaged 6% over the past two years. In actuality, it has averaged less than half of that. The US economy now finds itself at a critical juncture. Since 1960, every time year-over-year GDP growth fell below 2%, a recession ensued. Despite the flurry of weak economic data, we do not think a recession is in the cards and believe the foundation for recovery remains in place.

The sovereign debt crisis in peripheral Europe clearly requires careful attention. As was the case last year, it will be critical to watch whether sovereign stress leads to banking stress. Any material increase in bank funding costs, especially in core Europe, would be a serious source of concern since it would suggest that the firewall policymakers have put up around the weaker European members is not holding.

Portfolio Review/Current Positioning

A large sell-off in risk assets began in May, which happened to be the inception of the Portfolio, and continued into June. Bond yields moved lower and bond prices correspondingly rose, as risk aversion returned to markets. In this environment, fixed income exchange traded funds (ETFs) tended to outperform equity ETFs. The Portfolio took a tactical bet on the 7- to-10-year portion of the US Treasury yield curve in the month of May by investing in the iShares Barclays 7-10 Year Treasury Bond Fund, which returned 2.24% in May before the position was liquidated. The Portfolio had broader exposure to US fixed income through its position in the iShares Barclays Aggregate Bond Fund (AGG), which returned 2.19% for the two month period. The strategy also added exposure to investment grade credit in June, buying the iShares iBoxx $ Investment Grade Corporate Bond Fund (LQD) on softness following positive performance in May.

The Portfolio’s international dividend strategy underperformed relative to the MSCI EAFE Index over the May to June period due to its exposure to European and Australian equities. Specifically, the iShares Dow Jones International Select Dividend Index Fund (IDV) lost 3.55% in June and was down 6.66% for the May to June period. Notably, the Portfolio’s US-focused dividend strategy, through its investment in the Vanguard Dividend Appreciation ETF (VIG), although still negative, held up better relative to both IDV and the S&P 500 Index over the same period. The Portfolio’s emerging Europe strategy’s exposure to SPDR S&P Emerging Europe ETF (GUR) returned -10.71% for the May to June period. However, this strategy accounted for less than 1% of total Portfolio assets as of June 30, 2011.

As of June 30, 2011, the Portfolio positioning is balanced, with broadly neutral weightings to both equity (60%) and fixed income (40%). Within equities, the Portfolio has a bias toward US large-cap stocks, with underweight positions in international developed large-caps and US small-caps. The Portfolio was roughly 10% overweight (36.7% vs. a normal weighting of 26.1%) in US large-cap stocks and 5% underweight in international developed large-caps relative to its long-term strategic asset allocation mix. At period end, we favored equities paying high dividends in this slow growth environment. We also saw opportunity in German and Swedish equity markets and have added Portfolio exposures to these markets. With regard to fixed income, the Portfolio remained neutral, with valuations at fair levels and overall steady performance across the risk spectrum. That said, the Portfolio had an overweight position in high yield bonds, with a slight underweight in core bonds.

The interest rate swap component of the Portfolio returned 0.50% to the Portfolio over the performance period. The swap benefited from a decline in the 10 year interest rate from 3.28% at the end of April to 3.16% at the end of June. This movement was largely driven by market concerns over a soft patch in US economic data.

From a regional perspective, the Portfolio was overweight in the US relative to international markets, and also had an allocation outside of the blended benchmark in emerging market equities. The Portfolio remained slightly underweight in both developed Europe and the Asia-Pacific Basin.

The volatility in the Portfolio stayed within the tolerance bands as dictated by our internal proprietary risk model. The volatility trigger was not activated over the May to June period.

Philip Green

Portfolio Manager

BlackRock Financial Management, Inc.

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views

1

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Managed By BlackRock Financial Management, Inc.

Portfolio Manager Commentary* (continued)

expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2011

Top Holdings

% of Net Assets
iShares Barclays Aggregate Bond Fund	27.3
iShares MSCI EAFE Index Fund	17.0
iShares Russell 3000 Index Fund	14.8
SPDR S&P 500 ETF Trust	14.6
Fixed Income Clearing Corp.	14.5
iShares iBoxx Investment Grade Corporate Bond Fund	4.4
iShares iBoxx $ High Yield Corporate Bond Fund	3.9
Technology Select Sector SPDR Fund	2.0
Vanguard Dividend Appreciation Index Fund	2.0
Vanguard REIT ETF	1.9

2

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

BlackRock Global Tactical Strategies Portfolio managed by
BlackRock Financial Management, Inc. vs. Dow Jones Moderate Index1

Cumulative Return[2] (for the period ended June 30, 2011)
Since Inception[3]
BlackRock Global Tactical Strategies Portfolio—Class B	-1.00%
Dow Jones Moderate Index[1]	-1.53%

1The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2“Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 5/2/11. Index returns are based on an inception date of 5/2/11.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 2, 2011 through June 30, 2011.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 2, 2011**	Ending Account Value June 30, 2011	Expenses Paid During Period*** May 2, 2011 to June 30, 2011

Class B(a)(b)
Actual	0.69%	$1,000.00	$990.00	$1.15
Hypothetical*	0.69%	1,000.00	1,007.20	1.16

*   Hypothetical assumes a rate of return of 5% per year before expenses.

**  Commencement of operations—May 2, 2011.

*** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (60 days) in the most recent fiscal period, divided by 365 (to reflect the two month period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 to the Financial Statements.

4

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Investment Company Securities—93.0% of Net Assets

Security Description	Par Amount	Value

Energy Select Sector SPDR Fund	$178,122	$13,421,493
iShares Barclays Aggregate Bond Fund (a)	1,748,594	186,522,522
iShares Dow Jones EPAC Select Dividend Index Fund (a)	331,358	11,799,658
iShares iBoxx $ High Yield Corporate Bond Fund (a)	291,735	26,638,323
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	270,713	29,813,623
iShares MSCI EAFE Index Fund (a)	1,930,550	116,103,277
iShares MSCI Sweden Index Fund (a)	212,261	6,745,655
iShares Russell 3000 Index Fund (a)	934,598	74,104,275
iShares S&P 100 Index Fund (a)	204,661	12,021,787
Market Vectors Agribusiness ETF	246,857	13,278,438
SPDR S&P 500 ETF Trust	753,865	99,487,564
SPDR S&P Emerging Europe ETF	103,140	5,319,961
Technology Select Sector SPDR Fund	521,156	13,393,709
Vanguard Dividend Appreciation Index Fund	238,828	13,371,980
Vanguard REIT ETF	220,737	13,266,294

Total Investment Company Securities (Cost $632,316,221)		635,288,559

Short-Term Investment—14.5%
Security Description	Par Amount	Value

Repurchase Agreement—14.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $99,396,028 on 07/01/11 collateralized by $99,175,000 Federal Farm Credit Bank at 1.875% due 12/07/12 with a value of $101,386,493. (Cost—$99,396,000)	$99,396,000	$99,396,000

Total Short-Term Investments (Cost $99,396,000)		99,396,000

Total Investments—107.5% (Cost $731,712,221#)		734,684,559
Other Assets and Liabilities (net)—(7.5)%		(51,526,941)

Net Assets—100.0%		$683,157,618

#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $731,712,221. The aggregate unrealized appreciation and depreciation of investments were $4,383,977 and $(1,411,639), respectively, resulting in net unrealized appreciation of $2,972,338 for federal income tax purposes.
(a)	Affiliated issuer

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$635,288,559	$—	$—	$635,288,559
Total Short-Term Investments*	—	99,396,000	—	99,396,000
Total Investments	$635,288,559	$99,396,000	$—	$734,684,559

SWAP Contracts**
Interest Rate Swap Appreciation	$—	$74,925	$—	$74,925
Interest Rate Swap (Depreciation)	—	(1,262,786)	—	(1,262,786)
Total SWAP Contracts	$—	$(1,187,861)	$—	$(1,187,861)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$635,288,559
Repurchase Agreement	99,396,000
Cash	330
Receivable for shares sold	18,281,865
Dividends receivable	265,573
Interest receivable	28
Swap interest receivable	342,807
Unrealized appreciation on swap contracts	74,925

Total assets	753,650,087

Liabilities
Due to Adviser	21,636
Payables for:
Investments purchased	68,937,636
Shares redeemed	269
Unrealized depreciation on swap contracts	1,262,786
Swap interest	27,812
Accrued Expenses:
Management fees	102,989
Distribution and service fees - Class B	85,824
Administration fees	2,211
Custodian and accounting fees	5,856
Other expenses	45,450

Total liabilities	70,492,469

Net Assets	$683,157,618

Net Assets Represented by
Paid in surplus	$678,210,548
Accumulated net realized gain	686,822
Unrealized appreciation on investments and swap contracts	1,784,477
Undistributed net investment income	2,475,771

Net Assets	$683,157,618
Net Assets
Class B	$683,157,618
Capital Shares Outstanding*
Class B	68,992,263
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $632,316,221.

Statement of Operations

Period Ended June 30, 2011* (Unaudited)

Investment Income
Dividends from Underlying ETFs	$2,261,205
Dividends	502,048
Interest	932

Total investment income	2,764,185

Expenses
Management fees	312,837
Administration fees	2,636
Custodian and accounting fees	5,856
Distribution and service fees - Class B	103,790
Audit and tax services	16,360
Legal	19,585
Trustees’ fees and expenses	4,770
Shareholder reporting	7,249
Insurance	396
Organizational expense	1,122
Miscellaneous	2,102

Total expenses	476,703
Less management fee waiver	(188,289)

Net expenses	288,414

Net investment income	2,475,771

Net Realized and Unrealized Gain (Loss) on Investments and Swap Contracts
Net realized gain on:
Investments	371,827
Swap contracts	314,995

Net realized gain on investments and swap contracts	686,822

Net change in unrealized appreciation (depreciation) on:
Investments	2,972,338
Swap contracts	(1,187,861)

Net change in unrealized appreciation on investments and swap contracts	1,784,477

Net realized and unrealized gain on investments and swap contracts	2,471,299

Net Increase in Net Assets from Operations	$4,947,070

*	Commencement of operations—5/2/2011.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Statement of Changes in Net Assets

June 30, 2011

Period Ended June 30, 2011* (Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,475,771
Net realized gain on investments and swap contracts	686,822
Net change in unrealized appreciation on investments and swap contracts	1,784,477

Net increase in net assets resulting from operations	4,947,070

Net increase in net assets from capital share transactions	678,210,548

Net Increase in Net Assets	683,157,618

Net assets at end of period	$683,157,618

Undistributed net investment income at end of period	$2,475,771

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Period Ended June 30, 2011* (Unaudited)
	Shares	Value
Class B
Sales	70,002,275	$688,058,111
Redemptions	(1,010,012)	(9,847,563)

Net increase	68,992,263	$678,210,548

Increase derived from capital shares transactions		$678,210,548

*	Commencement of operations—5/2/2011.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Financial Highlights

Selected per share data
	Class B
	Period Ended June 30, 2011(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(a)	0.10
Net Realized and Unrealized gain on Investments	(0.20)

Total From Investment Operations	(0.10)

Net Asset Value, End of Period	$9.90

Total Return (%)	(1.00)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	1.15	*
Ratio of Net Expenses to Average Net Assets (%)(c)(d)	0.69	*
Ratio of Net Investment Income to Average Net Assets (%)(e)	5.96	*
Portfolio Turnover Rate (%)	9.0
Net Assets, End of Period (in millions)	$683.2

*	Annualized.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—5/2/2011.
(c)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Global Tactical Strategies Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

The Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchanged traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Investments in the Underlying ETFs are valued at the closing market quotation for their shares. The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For more information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for the Underlying ETFs.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

10

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns will remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement BlackRock Financial Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2011	% per annum	Average Daily Net Assets

$312,837	0.800%	First $100 Million

	0.750%	$100 Million to $300 Million

	0.700%	$300 Million to $600 Million

	0.675%	$600 Million to $1 Billion

	0.650%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive its entire subadvisory fee through July 31, 2011. Also through July 31, 2011, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Amounts waived for the period ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2012. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying ETFs fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B

1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$—	$669,996,697	$—	$38,052,303

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to receive. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Interest Rate Swaps - The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by maintaining a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Interest Rate	Unrealized appreciation on swap contracts	$74,925	Unrealized depreciation on swap contracts	$1,262,786

Transactions in derivative instruments during the period ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Interest Rate

Swap contracts	$314,995

Statement of Operations Location - Net Change in Unrealized Gain (Loss)

Swap contracts	$(1,187,861)

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

For the period ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional Amounts or Face Amount(a)	Interest Rate Risk

Swap contracts	12,126,667

(a)	Averages are based on daily activity levels during 2011.

6. Swap Agreements

Open interest rate swap agreements at June 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Pay	IRS USD 3ML	3.190%	5/19/2021	Deutsche Bank AG	USD	6,000,000	$(25,172)	$—	$(25,172)

Pay	IRS USD 3ML	3.263%	5/23/2021	Deutsche Bank AG	USD	8,000,000	15,569	—	15,569

Pay	IRS USD 3ML	3.223%	5/25/2021	Deutsche Bank AG	USD	7,500,000	(12,202)	—	(12,202)

Pay	IRS USD 3ML	3.218%	5/27/2021	Deutsche Bank AG	USD	10,400,000	(21,941)	—	(21,941)

Pay	IRS USD 3ML	3.158%	6/1/2021	Deutsche Bank AG	USD	10,000,000	(75,450)	—	(75,450)

Pay	IRS USD 3ML	3.073%	6/3/2021	Deutsche Bank AG	USD	15,000,000	(226,499)	—	(226,499)

Pay	IRS USD 3ML	3.134%	6/9/2021	Deutsche Bank AG	USD	19,000,000	(188,639)	—	(188,639)

Pay	IRS USD 3ML	3.361%	5/4/2021	Deutsche Bank AG	USD	3,000,000	33,521	—	33,521

Pay	IRS USD 3ML	3.264%	5/9/2021	Deutsche Bank AG	USD	2,000,000	5,048	—	5,048

Pay	IRS USD 3ML	3.230%	5/11/2021	Deutsche Bank AG	USD	3,000,000	(1,281)	—	(1,281)

Pay	IRS USD 3ML	3.249%	5/13/2021	Deutsche Bank AG	USD	5,000,000	5,833	—	5,833

Pay	IRS USD 3ML	3.266%	5/17/2021	Deutsche Bank AG	USD	6,000,000	14,954	—	14,954

Pay	IRS USD 3ML	3.198%	6/16/2021	Deutsche Bank AG	USD	25,000,000	(112,039)	—	(112,039)

Pay	IRS USD 3ML	3.122%	6/23/2021	Deutsche Bank AG	USD	30,000,000	(342,907)	—	(342,907)

Pay	IRS USD 3ML	3.161%	6/30/2021	Deutsche Bank AG	USD	32,000,000	(256,656)	—	(256,656)

Total							$(1,187,861)	$—	$(1,187,861)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

8. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period from May 2, 2011 (commencement of operations) through June 30, 2011 were as follows:

Underlying ETF	Number of shares held at May 2, 2011*	Shares purchased	Shares sold	Number of shares held at June 30, 2011

iShares Barclays 7-10 Year Treasury Bond Fund	—	315,459	(315,459)	—

iShares Barclays Aggregate Bond Fund	—	1,748,594	—	1,748,594

iShares Barclays TIPS Bond Fund	—	67,762	(67,762)	—

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Transactions in Securities of Affiliated Issuers - continued

Underlying ETF	Number of shares held at May 2, 2011*	Shares purchased	Shares sold	Number of shares held at June 30, 2011

iShares Dow Jones EPAC Select Dividend Index Fund	—	331,358	—	331,358

iShares iBoxx $ High Yield Corporate Bond Fund	—	291,735	—	291,735

iShares iBoxx $ Investment Grade Corporate Bond Fund	—	270,713	—	270,713

iShares MSCI EAFE Index Fund	—	1,930,550	—	1,930,550

iShares MSCI Sweden Index Fund	—	212,261	—	212,261

iShares Russell 3000 Index Fund	—	934,598	—	934,598

iShares S&P 100 Index Fund	—	204,661	—	204,661

Underlying ETF	Net Realized Gain/(Loss) on sales of Underlying ETFs	Capital Gain Distributions from Underlying ETFs	Dividend income from Underlying ETFs	Ending Value as of June 30, 2011

iShares Barclays 7-10 Year Treasury Bond Fund	$379,857	$—	$51,071	$—

iShares Barclays Aggregate Bond Fund	—	—	149,886	186,522,522

iShares Barclays TIPS Bond Fund	(8,030)	—	42,271	—

iShares Dow Jones EPAC Select Dividend Index Fund	—	—	194,841	11,799,658

iShares iBoxx $ High Yield Corporate Bond Fund	—	—	6,872	26,638,323

iShares iBoxx $ Investment Grade Corporate Bond Fund	—	—	25,627	29,813,623

iShares MSCI EAFE Index Fund	—	—	1,763,768	116,103,277

iShares MSCI Sweden Index Fund	—	—	—	6,745,655

iShares Russell 3000 Index Fund	—	—	—	74,104,275

iShares S&P 100 Index Fund	—	—	26,869	12,021,787

	$371,827	$—	$2,261,205	$463,749,120

*	Commencement of operations.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio or the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio or the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit risk consist principally of cash due from counterparties and investments.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

10. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

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Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2011, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the applicable investment sub-advisory agreements (each a “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and the investment sub-advisers (each a “Subadviser”, and collectively, the “Subadvisers”) for certain new series of the Trust, including the BlackRock Global Tactical Strategies Portfolio (each a “Portfolio,” and collectively, the “Portfolios”).1

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadvisers relating to each Portfolio, the Adviser and each Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds if available, performance information for relevant benchmark indices, as applicable, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadvisers under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadvisers, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also had previously received presentations from the Adviser with respect to the Managed Risk Portfolios at the August 3-4, 2010 and the November 9-10, 2010 Board meetings. The Board also further discussed the Managed Risk Portfolios with the Adviser on January 19, 2011, and received presentations regarding the Managed Risk Portfolios from the Subadvisers on January 26, 2011 and January 28, 2011 during which representatives of the Adviser and the Subadvisers responded to questions from the Independent Trustees. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Adviser and the Subadvisers; (2) the performance of comparable funds or accounts managed by the Subadvisers as compared to appropriate indices, to the extent available; (3) the Adviser’s and each of the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadvisers; (5) the level and method of computing each Portfolio’s proposed advisory and subadvisory fees; (6) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadvisers under the Sub-Advisory Agreements; (7) any “fall-out” benefits to the Adviser, the Subadvisers and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadvisers or their affiliates from the Adviser’s or Subadvisers’ relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolios, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolios, including the provision of investment advisory services to the MetLife Balanced Plus Portfolio, the selection of the Subadvisers for the other Portfolios and oversight of the Subadvisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, its risk management processes, and the implementation of Board directives as they relate to the Portfolios. The Adviser’s role in coordinating the activities of the Portfolios’ other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the MetLife Balanced Plus Portfolio and of the personnel who would be overseeing the Subadvisers of the other Portfolios and compliance with each Portfolio’s investment restrictions, tax and other requirements. The Board also considered that an Investment Committee, consisting of investment professionals from across MetLife, will meet at least quarterly to review the asset allocations of the MetLife Balanced Plus Portfolio.

The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolios’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to each Portfolio. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other Portfolios of the Trust.

1 At the February 14-15, 2011 meeting, the Board also approved Agreements with respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, MetLife Balanced Plus Portfolio, Pyramis® Government Income Portfolio (together with the BlackRock Global Tactical Strategies Portfolio, the “Managed Risk Portfolios”), Met/Franklin Low Duration Total Return Portfolio and the T. Rowe Price Large Cap Value Portfolio.

19

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadvisers in connection with marketing activities.

With respect to the services to be provided by the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information presented throughout the past year for those Subadvisers currently sub-advising existing Portfolios of the Trust. The Board considered each Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadviser’s investment and compliance personnel who would be providing services to the Portfolios. The Board also considered, among other things, each Subadviser’s compliance program and its disciplinary history, and its risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolios.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities would include the development and maintenance of an investment program for the applicable Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

Performance. The Board took into account that the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio and MetLife Balanced Plus Portfolio utilize relatively unique investment strategies designed to manage volatility and noted the unavailability of comparable performance information for these types of strategies. With respect to the Pyramis® Government Income Portfolio, however, the Board considered the performance of a comparable fund managed by that Subadviser. The Board also considered the performance of other funds or accounts managed by the Subadvisers to the extent such information was relevant.

As discussed above with respect to the BlackRock Global Tactical Strategies Portfolio, the Board noted that while no comparable performance data was available, the Board considered information that described how the Portfolio is designed to perform under a variety of market conditions.

Fees and expenses. The Board gave substantial consideration to the proposed management fees payable under the Advisory Agreement and the proposed subadvisory fees payable under each of the Sub-Advisory Agreements. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by each Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing each Portfolio’s proposed fee. In addition, the Board considered each Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff. With respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio, the Board took into account the limited usefulness of the peer groups in which the Portfolios were included for comparative purposes. In comparing each Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fees for the Portfolios would be paid by the Adviser, not the Portfolios, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with each Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by each Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

20

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

With respect to the BlackRock Global Tactical Strategies Portfolio, the Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were above the median of the peer group. The Board took into account’s management discussion of the Portfolio’s estimated expenses. The Board also noted that the Subadviser had agreed to waive its subadvisory fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the amount of the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to each Portfolio. With respect to the MetLife Balanced Plus Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Adviser and its affiliates with regard to the other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the “Underlying Portfolios”) in which the Portfolio may invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the product. The Board concluded after extensive discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadvisers and their affiliates of their relationships with the Portfolios, the Board noted that the proposed subadvisory fees under the Sub-Advisory Agreements would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreements were negotiated at arm’s length and that the proposed subadvisory fees would be paid by the Adviser than on the Subadvisers’ anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolios’ growth in size on their performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fees would be paid by the Adviser out of the management fees. The Board considered the fact that the Portfolios’ fee levels decline as portfolio assets increase. The Board also noted that if the Portfolios’ assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolios, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolios are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Adviser to the Portfolios.

The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadvisers and their affiliates by virtue of the Subadvisers’ relationships to the Portfolios were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Subadvisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadvisers’ affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or a Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the advisory fee to be paid to the Adviser for the BlackRock Global Tactical Strategies Portfolio and concluded that the advisory fee to be paid to the Adviser with respect to the Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Portfolio invests and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Portfolio and those of the underlying funds.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information

21

MET INVESTORS SERIES TRUST

BlackRock Global Tactical Strategies Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to each Portfolio.

22

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Met Investors Series Trust Legg Mason ClearBridge Aggressive Growth Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class A, B, and E shares of the Legg Mason ClearBridge Aggressive Growth Portfolio returned 12.83%, 12.72% and 12.90%, respectively, compared to its benchmark, the Russell 3000 Growth Index1, which returned 6.98%.

Market Environment/Conditions

At the start of the six-month period, the market experienced a relatively minor correction following the turmoil in the Middle East and North Africa and the terrible events in Japan, but we viewed such market pullbacks constructively. We tried to use the volatility to our advantage, building positions where we saw price weakness unrelated to company fundamentals and seizing the opportunity to put cash to work. As in the past, we sought to use the market’s day-to-day activity to build our portfolios for the long term.

At the start of the second quarter, we had a relatively mixed view of the market given generally strong corporate fundamentals and reasonable stock market valuations, which were offset by increasingly bullish sentiment that had grown beyond our comfort levels. While believing that the preconditions for a bear market were not present (i.e., overvalued stocks, sharply contracting monetary policy, market euphoria), we did believe that a health-restoring correction could help to reinvigorate the bull market that had been in place for over two years. Following a rally in April, the market grew more volatile and indeed experienced a short term correction across most segments that we believe helped restore a healthy level of skepticism. Bearish sentiment in general rose as the market was troubled by questions about the durability of the economic recovery, concerns over the events in Greece and the Euro zone, as well as a myriad of other issues including rising oil prices and disruptions caused by the earthquake and tsunami in Japan.

From the start of May until the last two weeks of June, as the market remained focused on the macroeconomic concerns, the S&P 500 Index retreated over 8% before rapidly recovering and producing only a minor net gain for the quarter. For the six months ended June 30, 2011, the broad S&P 500 Index returned 6.02%, while the blue-chip Dow Jones Industrial Average returned 8.59% and the technology-focused Nasdaq Composite Index returned 5.00%.

Portfolio Review/Current Positioning

For the six months ended June 30, 2011, both overall stock selection and overall sector allocation helped the Portfolio’s performance relative to the benchmark. Stock selection in the Health Care, Consumer Discretionary and Industrials sectors helped Portfolio performance during the six-month period, as did the Portfolio’s overweight positions in the Health Care and Energy sectors and its underweight position in the Information Technology (IT) sector. Stock selection in the Energy, IT and Materials sectors detracted from the Portfolio’s relative performance, as did the Portfolio’s underweight position (no holdings) in the Consumer Staples sector.

In terms of individual holdings, the leading relative contributors to Portfolio performance included Biogen Idec, Inc., UnitedHealth Group, Inc., Valeant Pharmaceuticals International, Inc. (Canada) and Forest Laboratories, Inc. in the Health Care sector and Comcast Corp. in the Consumer Discretionary sector. Leading individual detractors from relative performance included Weatherford International, Ltd. in the Energy sector, and Broadcom Corp., Cree, Inc., SanDisk Corp. and Dolby Laboratories, Inc., all in the IT sector.

During the six month period ended June 30, 2011, the Portfolio added new positions in Human Genome Sciences, Inc. and Immunogen, Inc. in the Health Care sector, and Citrix Systems, Inc., Standard Microsystems Corp. and Advent Software, Inc. in the IT sector. The Portfolio closed out its positions in DSP Group Inc. in the IT sector and Genzyme Corp. in the Health Care sector.

During this period of volatility and below-average economic growth, we find it especially important to identify those businesses that can show solid organic growth in both revenues and earnings. We continue to favor self-financing business models with lots of cash and repetitive and consistent cash flows. We believe that those types of secular growth business models deserve a premium valuation multiple in the market or ultimately will attract interest from third party acquirers. To this end, over the course of the first half of this year our portfolio has seen an acceleration of both corporate merger and acquisition transactions and interest from value-oriented activist shareholders.

While we have repeatedly stated our belief that there is little to no correlation between portfolio turnover rates and investment performance, we find it interesting that much of our recent performance has been driven by stocks that we have held for 5, 10, 15, and in some cases as much as 20 years. We view this as validation of our time-tested investment discipline of a fundamentals-based approach to long-term equity investing.

There were no structural changes to the Portfolio’s discipline or strategy during the reporting period. The Portfolio’s time-tested approach has navigated many volatile markets. We continue to be especially diligent at this time in focusing on the fundamentals of the companies that we hold and reiterating our conviction in continuing to maintain each investment. Our goal continues to be focusing on what we feel are dominant franchises with primarily self-financing business models that are best able to grow earnings/cash flows on a sustainable basis.

Richard Freeman, Senior Portfolio Manager

Evan Bauman, Portfolio Manager

ClearBridge Advisors, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not

1

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary* (continued)

guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2011

Top Holdings

% of Net Assets
Biogen Idec, Inc.	9.1
UnitedHealth Group, Inc.	8.5
Anadarko Petroleum Corp.	7.6
Weatherford International, Ltd.	5.2
Comcast Corp. - Special Class A	4.8
Amgen, Inc.	4.7
Cablevision Systems Corp. - Class A	4.7
Forest Laboratories, Inc.	4.1
Core Laboratories N.V.	3.3
Valeant Pharmaceuticals International, Inc.	2.6

Top Sectors

% of Market Value of Total Investments
Non-Cyclical	35.0
Energy	18.5
Communications	17.4
Industrials	10.1
Technology	10.0
Cash & Equivalent	6.4
Basic Materials	1.6
Cyclical	1.0

2

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Legg Mason ClearBridge Aggressive Growth Portfolio managed by

ClearBridge Advisors, LLC vs. Russell 3000 Growth Index1

	Average Annual Return[2] (for the six months ended June 30, 2011)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Legg Mason ClearBridge Aggressive Growth Portfolio—Class A	12.83%	51.04%	3.27%	—	3.20%
Class B	12.72%	50.63%	3.03%	1.66%	—
Class E	12.90%	50.81%	3.15%	—	7.03%
Russell 3000 Growth Index[1]	6.98%	35.68%	5.36%	2.43%	—

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 3000 Growth Index is an unmanaged measure of performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A shares is 1/2/02. Inception of Class B shares is 2/12/01. Inception of Class E shares is 4/17/03. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class A
Actual	0.65%	$1,000.00	$1,128.30	$3.43
Hypothetical*	0.65%	1,000.00	1,021.57	3.26

Class B
Actual	0.90%	$1,000.00	$1,127.20	$4.25
Hypothetical*	0.90%	1,000.00	1,020.33	4.51

Class E
Actual	0.80%	$1,000.00	$1,129.00	$4.22
Hypothetical*	0.80%	1,000.00	1,020.83	4.01

*  Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
L-3 Communications Holdings, Inc. (a)	329,800	$28,841,010

Biotechnology—16.6%
Amgen, Inc.*	950,700	55,473,345
Biogen Idec, Inc.*	992,700	106,139,484
BioMimetic Therapeutics, Inc.* (a)	229,340	1,174,221
Human Genome Sciences, Inc.* (a)	390,770	9,589,496
ImmunoGen, Inc.* (a)	192,900	2,351,451
Isis Pharmaceuticals, Inc.* (a)	188,435	1,726,064
Vertex Pharmaceuticals, Inc.*	350,172	18,205,442

		194,659,503

Communications Equipment—0.5%
Arris Group, Inc.* (a)	122,915	1,427,043
Nokia Oyj (ADR) (a)	744,900	4,782,258

		6,209,301

Computers & Peripherals—3.5%
SanDisk Corp.*	645,090	26,771,235
Seagate Technology plc	863,300	13,950,928

		40,722,163

Construction & Engineering—0.7%
Fluor Corp.	134,910	8,723,281

Electronic Equipment, Instruments & Components—2.3%
Dolby Laboratories, Inc.— Class A* (a)	130,000	5,519,800
TE Connectivity, Ltd.	589,325	21,663,587

		27,183,387

Energy Equipment & Services—10.9%
Core Laboratories N.V.	350,000	39,039,000
National Oilwell Varco, Inc.	367,778	28,763,917
Weatherford International, Ltd.*	3,222,500	60,421,875

		128,224,792

Health Care Equipment & Supplies—2.5%
Covidien plc	549,825	29,267,185

Health Care Providers & Services—8.5%
UnitedHealth Group, Inc.	1,939,700	100,049,726

Industrial Conglomerates—2.5%
Tyco International, Ltd.	589,325	29,130,335

Internet & Catalog Retail—1.2%
Liberty Media Corp.—Interactive—lass A*	854,200	$14,324,934

Machinery—2.1%
Pall Corp.	430,000	24,178,900

Media—16.7%
Cablevision Systems Corp.—Class A	1,512,500	54,767,625
CBS Corp.	162,600	4,632,474
Comcast Corp.—Class A	392,000	9,933,280
Comcast Corp.—Special Class A	2,315,600	56,106,988
DIRECTV—Class A*	485,575	24,676,921
Liberty Global, Inc.—Class A*	139,200	6,269,568
Liberty Media Corp.—Capital, Series A*	161,600	13,857,200
Liberty Media-Starz, Series A*	70,690	5,318,716
Madison Square Garden, Inc. (The)—Class A* (a)	412,850	11,365,761
Viacom, Inc.—Class B	159,900	8,154,900

		195,083,433

Metals & Mining—1.6%
Freeport-McMoRan Copper & Gold, Inc.	248,700	13,156,230
Nucor Corp.	126,500	5,214,330

		18,370,560

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.	1,159,960	89,038,530

Pharmaceuticals—7.3%
Forest Laboratories, Inc.* (a)	1,226,200	48,238,708
Teva Pharmaceutical Industries, Ltd. (ADR)	144,600	6,972,612
Valeant Pharmaceuticals International, Inc. (a)	586,870	30,493,765

		85,705,085

Semiconductors & Semiconductor Equipment—4.7%
Broadcom Corp.—Class A	772,445	25,985,050
Cirrus Logic, Inc.* (a)	171,400	2,725,260
Cree, Inc.* (a)	295,400	9,922,486
Intel Corp.	579,648	12,844,999
Standard Microsystems Corp.* (a)	137,800	3,719,222

		55,197,017

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Software—1.8%
Advent Software, Inc.* (a)	8,700	$245,079
Autodesk, Inc.*	307,500	11,869,500
Citrix Systems, Inc.*	114,300	9,144,000

		21,258,579

Specialty Retail—0.1%
Charming Shoppes, Inc.* (a)	177,100	736,736

Total Common Stocks (Cost $874,094,434)		1,096,904,457

Short-Term Investments—13.9%

Mutual Funds—7.5%
State Street Navigator Securities Lending Prime Portfolio (b)	87,191,639	87,191,639

Repurchase Agreement—6.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $74,978,021 on 07/01/11 collateralized by $77,455,000 Federal Home Loan Bank at 4.250% due 02/26/29 with a value of $76,477,784.	$74,978,000	74,978,000

Total Short-Term Investments (Cost $162,169,639)		162,169,639

Total Investments—107.5% (Cost $1,036,264,073#)		1,259,074,096
Other Assets and Liabilities (net)—(7.5)%		(87,364,429)

Net Assets—100.0%		$1,171,709,667

*	Non-income producing security.
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,036,264,073. The aggregate unrealized appreciation and depreciation of investments were $249,589,486 and $(26,779,463), respectively, resulting in net unrealized appreciation of $222,810,023 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of June 30, 2011, the market value of securities loaned was $85,321,503 and the collateral received consisted of cash in the amount of $87,191,639 and non-cash collateral with a value of $167,102. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,096,904,457	$—	$—	$1,096,904,457
Short-Term Investments
Mutual Funds	87,191,639	—	—	87,191,639
Repurchase Agreement	—	74,978,000	—	74,978,000
Total Short-Term Investments	87,191,639	74,978,000	—	162,169,639
Total Investments	$1,184,096,096	$74,978,000	$—	$1,259,074,096

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)(b)	$1,184,096,096
Repurchase Agreement	74,978,000
Cash	506
Receivable for shares sold	1,375,170
Dividends receivable	150,692

Total assets	1,260,600,464

Liabilities
Payables for:
Investments purchased	335,362
Shares redeemed	487,959
Collateral for securities loaned	87,191,639
Accrued Expenses:
Management fees	571,630
Distribution and service fees - Class B	86,026
Distribution and service fees - Class E	2,351
Administration fees	5,228
Custodian and accounting fees	2,294
Deferred trustees’ fees	43,094
Other expenses	165,214

Total liabilities	88,890,797

Net Assets	$1,171,709,667

Net Assets Represented by
Paid in surplus	$1,142,027,199
Accumulated net realized loss	(193,685,886)
Unrealized appreciation on investments	222,810,023
Undistributed net investment income	558,331

Net Assets	$1,171,709,667

Net Assets
Class A	$717,900,435
Class B	434,241,772
Class E	19,567,460
Capital Shares Outstanding*
Class A	84,331,272
Class B	52,128,306
Class E	2,329,660
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.51
Class B	8.33
Class E	8.40

(a)	Identified cost of investments, excluding repurchase agreement, was $961,286,073.
(b)	Includes securities loaned at value of $85,321,503.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends (a)	$3,742,721
Interest (b)	71,291

Total investment income	3,814,012

Expenses
Management fees	2,927,191
Administration fees	24,807
Custodian and accounting fees	26,932
Distribution and service fees - Class B	365,379
Distribution and service fees - Class E	6,688
Audit and tax services	15,710
Legal	21,644
Trustees’ fees and expenses	15,868
Shareholder reporting	30,902
Insurance	2,210
Miscellaneous	4,904

Total expenses	3,442,235
Less broker commission recapture	(16,906)

Net expenses	3,425,329

Net investment income	388,683

Net Realized and Unrealized Gain (Loss) on Investments Transactions
Net realized gain on investments	6,868,853

Net change in unrealized appreciation on investments	95,942,110

Net realized and unrealized gain on investments	102,810,963

Net Increase in Net Assets from Operations	$103,199,646

(a)	Net of foreign withholding taxes of $62,194.
(b)	Includes net income on securities loaned of $68,564.

See accompanying notes to financial statements.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations
Net investment income	$388,683	$862,170
Net realized gain (loss) on investments	6,868,853	(13,920,384)
Net change in unrealized appreciation on investments	95,942,110	160,944,316

Net increase in net assets resulting from operations	103,199,646	147,886,102

Distributions to Shareholders
From net investment income
Class A	(664,432)	(319,182)

Net decrease in net assets resulting from distributions	(664,432)	(319,182)

Net increase (Decrease) in net assets from capital share transactions	283,249,879	(11,558,923)

Net Increase in Net Assets	385,785,093	136,007,997
Net assets at beginning of period	785,924,574	649,916,577

Net assets at end of period	$1,171,709,667	$785,924,574

Undistributed net investment income at end of period	$558,331	$834,080

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class A
Sales	21,995,906	$185,279,028	5,496,033	$36,330,148
Shares issued through acquisition	2,902,620	24,730,316	—	—
Reinvestments	80,245	664,432	48,288	319,182
Redemptions	(18,153,218)	(152,277,990)	(9,138,460)	(55,944,200)

Net increase (decrease)	6,825,553	$58,395,786	(3,594,139)	$(19,294,870)

Class B
Sales	9,238,394	$72,563,490	6,405,914	$41,621,647
Shares issued through acquisition	20,821,320	173,649,815	—	—
Redemptions	(4,647,748)	(37,236,106)	(5,296,420)	(33,509,757)

Net increase	25,411,966	$208,977,199	1,109,494	$8,111,890

Class E
Sales	783,487	$6,520,754	128,535	$832,931
Shares issued through acquisition	1,320,788	11,107,831	—	—
Redemptions	(217,104)	(1,751,691)	(190,994)	(1,208,874)

Net increase (decrease)	1,887,171	$15,876,894	(62,459)	$(375,943)

Increase (decrease) derived from capital shares transactions		$283,249,879		$(11,558,923)

See accompanying notes to financial statements.

9

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Legg Mason ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.55		$6.09		$4.57	$7.54	$8.09	$8.70

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.01		0.01		0.00 +	0.01	0.01	0.03
Net Realized and Unrealized Gain (loss) on Investments	0.96		1.45		1.53	(2.93)	0.22	(0.14)

Total From Investment Operations	0.97		1.46		1.53	(2.92)	0.23	(0.11)

Less Distributions
Distributions from Net Investment Income	(0.01)		(0.00	)++	(0.01)	(0.00)++	(0.02)	—
Distributions from Net Realized Capital Gains	—		—		—	(0.05)	(0.76)	(0.50)

Total Distributions	(0.01)		(0.00	)++	(0.01)	(0.05)	(0.78)	(0.50)

Net Asset Value, End of Period	$8.51		$7.55		$6.09	$4.57	$7.54	$8.09

Total Return (%)	12.83		24.05		33.45	(38.95)	2.60	(1.60)
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.65	*	0.68		0.67	0.65	0.67	0.75
Ratio of Net Expenses to Average Net Assets (%)(b)	0.65	*	0.68		0.67	0.65	0.67	0.73
Ratio of Net Investment Income to Average Net Assets (%)	0.15	*	0.19		0.11	0.13	0.07	0.33
Portfolio Turnover Rate (%)	5.9		1.1		2.5	6.2	0.7	190.3
Net Assets, End of Period (in millions)	$717.9		$585.2		$493.9	$580.9	$874.6	$607.7

	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.39		$5.97		$4.49	$7.42	$7.98	$8.60

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.00	) +	0.00	+	(0.01)	(0.01)	(0.01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.94		1.42		1.49	(2.87)	0.21	(0.13)

Total From Investment Operations	0.94		1.42		1.48	(2.88)	0.20	(0.12)

Less Distributions
Distributions from Net Realized Capital Gains	—		—		—	(0.05)	(0.76)	(0.50)

Total Distributions	—		—		—	(0.05)	(0.76)	(0.50)

Net Asset Value, End of Period	$8.33		$7.39		$5.97	$4.49	$7.42	$7.98

Total Return (%)	12.72		23.79		32.96	(39.05)	2.27	(1.74)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.90	*	0.93		0.92	0.90	0.92	1.00
Ratio of Net Expenses to Average Net Assets (%)(b)	0.90	*	0.93		0.92	0.90	0.92	0.98
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)*	(0.06)		(0.16)	(0.13)	(0.18)	0.10
Portfolio Turnover Rate (%)	5.9		1.1		2.5	6.2	0.7	190.3
Net Assets, End of Period (in millions)	$434.20		$197.5		$152.9	$120.4	$222.3	$254.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$7.44		$6.01		$4.51		$7.45	$8.01	$8.62

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.00	+	0.00	+	(0.00	)+	(0.00)+	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.96		1.43		1.50		(2.89)	0.21	(0.13)

Total From Investment Operations	0.96		1.43		1.50		(2.89)	0.20	(0.11)

Less Distributions
Distributions from Net Investment Income	—		—		—		—	(0.00)++	—
Distributions from Net Realized Capital Gains	—		—		—		(0.05)	(0.76)	(0.50)

Total Distributions	—		—		—		(0.05)	(0.76)	(0.50)

Net Asset Value, End of Period	$8.40		$7.44		$6.01		$4.51	$7.45	$8.01

Total Return (%)	12.90		23.79		33.26		(39.03)	2.32	(1.61)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.80	*	0.83		0.82		0.80	0.82	0.90
Ratio of Net Expenses to Average Net Assets (%)(b)	0.80	*	0.83		0.82		0.80	0.82	0.88
Ratio of Net Investment Income (loss) to Average Net Assets (%)	0.09	*	0.00	+	(0.06)		(0.03)	(0.08)	0.20
Portfolio Turnover Rate (%)	5.9		1.1		2.5		6.2	0.7	190.3
Net Assets, End of Period (in millions)	$19.6		$3.3		$3.0		$2.5	$4.6	$5.9

*	Annualized
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Legg Mason ClearBridge Aggressive Growth Portfolio (the “Portfolio”), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2011 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2011 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with ClearBridge Advisors, LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$2,927,191	0.65%	First $500 Million

	0.60%	$500 Million to $1 Billion

	0.55%	$1 Billion to $2 Billion

	0.50%	Over $2 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

14

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$83,938,332	$—	$53,909,037

The purchase and sales amounts exclude transition trades related to the merger of $187,457,974 and $0, respectively.

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

15

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Acquisition

At the close of business on April 29, 2011, the Portfolio, with aggregate Class A, Class B and Class E net assets of $690,422,921, $266,377,246 and $3,993,204 respectively, acquired all of the assets and liabilities of Legg Mason Value Equity Portfolio of the Met Investors Series Trust (“Legg Mason Value Equity”). The acquisition was accomplished by a tax-free exchange of 2,902,619 Class A shares of the Portfolio (valued at $24,730,316) for 3,555,394 Class A shares of Legg Mason Value Equity; 20,821,321 Class B shares of the Portfolio (valued at $173,649,815) for 24,981,757 of Class B shares of Legg Mason Value Equity; and 1,320,788 Class E shares of the Portfolio (value at $11,107,831) for 1,596,251 of Class E shares of Legg Mason Value Equity. Legg Mason Value Equity then distributed the Class A, B and E shares of the Portfolio that it received from the Portfolio to its shareholders by class. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. The reorganization was proposed because Legg Mason Value Equity had experienced a significant decline in assets, which, if it continued, would affect the Portfolio’s ability to maintain certain operational efficiencies. Legg Mason Value Equity’s net assets on April 29, 2011, were $24,730,316, $173,649,815 and $11,107,831 for Class A, Class B and Class E shares, respectively, including investments valued at $203,440,228 with a cost basis of $195,398,974. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from Legg Mason Value Equity were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $(968,634,364) in capital loss carry forwards from Legg Mason Value Equity.

The net assets of the Portfolio immediately after the acquisition were $1,170,281,333, which included $8,041,253 of acquired unrealized appreciation and $22,597 of acquired distributions in excess of net investment income.

Assuming the acquisition had been completed on January 1, 2011, the Portfolio’s pro-forma results of operations for the period ended June 30, 2011 are as follows:

(Unaudited)
Net investment income	$563,374	(a)
Net realized and unrealized gain (loss) on
Investments	146,660,170	(b)

Net increase in assets from operations	$147,223,544

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Legg Mason Value Equity that have been included in the Portfolio’s Statement of Operations since April 29, 2011.

(a)	$388,683 as reported plus $(22,597) Legg Mason Value Equity pre-merger, plus $79,285 in lower Advisory fees, plus $118,003 of pro-forma eliminated other expenses.
(b)	$102,810,963 as reported plus $43,849,207 Legg Mason Value Equity pre-merger.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2010	2009	2010	2009	2010	2009

$319,182	$778,848	$—	$—	$319,182	$778,848

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$850,382	$—	$118,547,080	$(200,275,159)	$(80,877,697)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2010, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Expiring 12/31/2018	Total
$55,844,851	$130,530,096	$13,900,212	$200,275,159

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

16

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Income Tax Information - continued

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

9. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

17

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

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Met Investors Series Trust Met/Franklin Low Duration Total Return Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Managed By Franklin Advisors, Inc.

Portfolio Manager Commentary*

Performance

Since its April 29, 2011 inception, the Class A and B shares of the Met/Franklin Low Duration Total Return Portfolio returned -0.10% and -0.10%, respectively, compared to the 0.40% return of its benchmark, the Barclays Capital US Government/Credit 1-3 Year Index1.

Market Environment/Conditions

During the period, some key economic indicators declined more than expected, and European sovereign credit risks lingered. These conditions led to a flight to quality and uncertainty about growth forecasts for the second half of 2011. As market volatility increased, analysts seemed unsure if the slowdown would be a temporary or persistent issue, which prompted them to downgrade their U.S. gross domestic product forecasts. Despite weak economic data and potential risks to global economic expansion, expectations were modestly positive for U.S. economic growth and a continued global recovery in the second half of 2011.

Corporate earnings continued to hold steady as news regarding profits and balance sheets was generally positive. Bank loan surveys showed improved consumer and business credit conditions. Core retail sales remained at moderate levels. Manufacturing sector activity began to slow, due to severe weather, global supply-chain disruptions and excessive inventory building. The labor market, which had shown signs of healing, delivered weak reports, and the unemployment rate remained at an elevated level. Year-over-year core consumer prices modestly increased, but slack in employment kept labor inflation contained. Headwinds including U.S. federal debt levels, eurozone credit concerns and a depressed U.S. housing market continued to challenge economic expansion.

Volatility and uncertainty increased during the period, leading most domestic fixed income sectors to trail the strong performance of U.S. Treasuries. Using the Barclays Capital U.S. Aggregate Index’s components as measures of fixed income performance, emerging market (U.S. dollar) securities were strongest during the period. High-quality fixed income sectors delivered positive returns as well, including U.S. Treasuries, U.S. residential mortgage-backed securities (MBS), asset-backed securities, U.S. agency securities and U.S. corporate investment grade bonds. More credit-sensitive sectors lagged and had slightly negative returns, including U.S. high yield bonds and commercial MBS (CMBS).

Portfolio Review/Current Positioning

Since the Portfolio’s inception on April 29, 2011, through the reporting period, we implemented our investment strategy and emphasized shorter term and adjustable-rate securities to maintain a lower interest rate risk profile. We held an overweighted allocation in many credit sectors based on our belief that valuations were attractive on a longer term basis. This included investment grade securities in the financials sector, where increased regulation may decrease earnings volatility. However, our expectations were tempered by remaining concerns over European sovereign and bank credit risks and potential oil supply shocks. We favored some higher quality CMBS that had become more seasoned and were appropriate for the Portfolio’s low duration mandate. We also invested in municipal bonds to take advantage of what we considered opportunities in that sector. Our research indicated that many of the best opportunities in global bond markets were outside the U.S., and, accordingly, we allocated exposure to diversified positions in international bonds and currencies.

During the period, sub-investment-grade credit sectors posted negative returns, and caused our allocation to these markets to detract from performance. The Portfolio’s positioning in CMBS detracted as spreads widened in the sector. Our exposure to non-U.S. government debt contributed to local currency market returns, though currency exposure had a negative impact on Portfolio results. Our weighting in agency MBS contributed to performance as the sector produced positive total returns during the period.

At period-end, we positioned the Portfolio with a duration shorter than that of the benchmark, seeking to reduce sensitivity to interest rate changes. We held an overweighted allocation to credit sectors, both investment grade and below investment grade. The Portfolio held a diversified allocation to international bonds and currencies. We favored some higher quality CMBS and had a weighting in municipal bonds and agency mortgages.

Roger A. Bayston, CFA

Kent Burns, CFA

Christopher J. Molumphy, CFA

Franklin Advisers, Inc.

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Portfolio Composition as of June 30, 2011

Top Issuers

% of Net Assets
U.S. Treasury Notes	25.0
Fannie Mae 30 Yr. Pool	8.0
Fannie Mae 15 Yr. Pool	4.7
Korea Treasury Bond	2.4
Sweden Government Bond	1.6
Malaysia Government Bond	1.5
Freddie Mac Multifamily Structured Pass Through Certificates	1.4
Freddie Mac Non Gold Pool	1.4
Norway Treasury Bill	1.2
Poland Government Bond	1.2

Top Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	39.1
Domestic Bonds & Debt Securities	23.2
Foreign Bonds & Debt Securities	13.6
Cash & Equivalents	6.6
Collateralized Mortgage Obligations	5.9
Municipals	4.7
Asset-Backed Securities	4.6
Loan Participations	2.2
Convertible Bonds	0.1

2

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Met/Franklin Low Duration Total Return Portfolio managed by
Franklin Advisers, Inc. vs. Barclays Capital US Govt/Credit 1-3 Year Index1

Cumulative Return[2] (for the period ended June 30, 2011)
Since Inception[3]
Met/Franklin Low Duration Total Return Portfolio—Class A	-0.10%
Class B	-0.10%
Barclays Capital US Govt/Credit 1-3 Year Index[1]	0.40%

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays Capital US Government/Credit 1-3 Year Index is an unmanaged index which tracks public obligations of the U.S. Treasury with one to three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

2 “Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A and B shares is 4/29/11. Index returns are based on an inception date of 4/29/11.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 29, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 29, 2011**	Ending Account Value June 30, 2011	Expenses Paid During Period*** April 29, 2011 to June 30, 2011

Class A(a)(b)
Actual	0.55%	$1,000.00	$999.00	$0.95
Hypothetical*	0.55%	1,000.00	1,007.68	0.95

Class B(a)(b)
Actual	0.80%	$1,000.00	$999.00	$1.38
Hypothetical*	0.80%	1,000.00	1,007.25	1.39

*   Hypothetical assumes a rate of return of 5% per year before expenses.

**  Commencement of operations—April 29, 2011.

*** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (62 days) in the most recent fiscal half-year, divided by 365 (to reflect the two month period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 to the Financial Statements.

4

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—40.5% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—14.1%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	$6,494,545	$6,902,853
4.500%, 03/01/25	9,892,742	10,503,871
4.000%, 04/01/26	8,175,721	8,526,209
4.000%, 05/01/26	8,645,908	9,021,956
Fannie Mae ARM Pool 2.125%, 05/01/19 (a)	138,145	138,865
2.305%, 01/01/20 (a)	207,740	216,462
2.323%, 02/01/32 (a)	157,526	165,022
2.413%, 06/01/32 (a)	86,667	88,037
2.490%, 01/01/33 (a)	211,633	211,960
2.447%, 06/01/33 (a)	124,335	124,445
2.623%, 08/01/33 (a)	139,821	146,505
2.611%, 10/01/33 (a)	126,715	132,966
2.750%, 05/01/34 (a)	227,379	227,532
3.754%, 05/01/34 (a)	140,466	141,133
2.575%, 11/01/34 (a)	104,061	109,518
2.680%, 11/01/34 (a)	12,625,511	13,312,802
2.535%, 02/01/35 (a)	239,069	250,868
4.764%, 03/01/35 (a)	141,640	148,520
2.685%, 04/01/35 (a)	2,389,100	2,520,185
4.140%, 04/01/35 (a)	447,950	466,778
2.398%, 06/01/35 (a)	133,281	139,615
2.506%, 07/01/35 (a)	471,339	497,266
2.915%, 08/01/35 (a)	3,429,980	3,558,306
2.651%, 09/01/35 (a)	15,786,918	16,612,133
2.070%, 11/01/35 (a)	416,582	436,954
2.837%, 11/01/35 (a)	9,147,602	9,658,449
5.141%, 11/01/35 (a)	134,480	143,406
2.528%, 12/01/35 (a)	244,754	257,506
1.930%, 02/01/36 (a)	254,872	264,196
2.085%, 03/01/36 (a)	641,609	672,051
2.550%, 07/01/36 (a)	118,799	123,197
2.926%, 11/01/36 (a)	8,798,523	9,258,540
Freddie Mac ARM Non Gold Pool 2.850%, 04/01/34 (a)	1,689,946	1,787,194
2.625%, 05/01/34 (a)	534,964	559,395
2.616%, 01/01/35 (a)	218,763	230,109
2.676%, 01/01/35 (a)	1,991,492	2,100,812
2.598%, 03/01/35 (a)	1,773,194	1,867,095
3.343%, 04/01/35 (a)	129,261	130,922
4.637%, 07/01/35 (a)	684,990	718,854
2.674%, 07/01/36 (a)	168,227	176,220
4.126%, 06/01/37 (a)	885,516	932,839
2.706%, 07/01/37 (a)	965,096	1,013,186

Agency Sponsored Mortgage-Backed—(Continued)
4.621%, 09/01/37 (a)	$886,320	$935,173

		105,429,905

Federal Agencies—1.4%
Freddie Mac Multifamily Structured Pass Through Certificates 2.902%, 08/25/20	10,470,145	10,629,262

U.S. Treasuries—25.0%
U.S. Treasury Notes 4.625%, 07/31/12	29,000,000	30,374,107
1.750%, 08/15/12	25,000,000	25,421,875
0.375%, 09/30/12	12,000,000	12,015,468
1.375%, 01/15/13	10,000,000	10,156,250
3.500%, 05/31/13	4,500,000	4,761,387
4.250%, 08/15/13	23,300,000	25,153,072
3.125%, 08/31/13	28,000,000	29,581,580
0.750%, 09/15/13	4,000,000	4,019,688
3.125%, 09/30/13	10,000,000	10,579,690
2.750%, 10/31/13	15,000,000	15,752,340
2.000%, 11/30/13	15,000,000	15,501,570
1.875%, 04/30/14	2,900,000	2,991,078

		186,308,105

Total U.S. Treasury & Government Agencies (Cost $301,661,106)		302,367,272

Domestic Bonds & Debt Securities—23.2%

Airlines—0.1%
American Airlines, Inc. 7.500%, 03/15/16 (144A)	700,000	689,500

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 03/26/13	4,200,000	4,305,764

Capital Markets—1.1%
Goldman Sachs Group, Inc.(The) 5.500%, 11/15/14	4,200,000	4,544,778
Morgan Stanley, Series GMTN 0.590%, 01/09/14 (a)	4,200,000	4,097,276

		8,642,054

Commercial & Professional Services—0.6%
Block Financial LLC 5.125%, 10/30/14	4,200,000	4,363,943

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—6.1%
Banco Bradesco S.A. of the Cayman Islands 2.361%, 05/16/14 (144A) (a)	$4,200,000	$4,219,416
BB&T Corp. 2.050%, 04/28/14	4,200,000	4,249,669
BBVA U.S. Senior SAU, Series FRN 2.386%, 05/16/14 (a)	4,200,000	4,178,939
CIT Group, Inc. 7.000%, 05/02/16 (144A)	1,000,000	998,750
Commonwealth Bank of Australia 3.750%, 10/15/14 (144A)	4,200,000	4,416,099
Credit Suisse of New York 2.200%, 01/14/14	4,200,000	4,257,351
HSBC Bank Brasil S.A.—Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,251,068
Nordea Bank AB 2.125%, 01/14/14 (144A)	4,200,000	4,231,949
Regions Financial Corp. 4.875%, 04/26/13	2,000,000	2,018,052
Royal Bank of Scotland plc(The) 4.875%, 08/25/14 (144A)	4,200,000	4,374,384
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	4,200,000	4,192,709
U.S. Bancorp, Series MTN 1.375%, 09/13/13	4,200,000	4,221,281

		45,609,667

Computers & Peripherals—0.6%
Hewlett-Packard Co. 0.654%, 05/30/14 (a)	4,200,000	4,223,054

Construction Materials—0.1%
Euramax International, Inc. 9.500%, 04/01/16 (144A)	500,000	487,500

Consumer Finance—3.1%
Ally Financial, Inc. 1.750%, 10/30/12	7,000,000	7,121,170
4.500%, 02/11/14	1,750,000	1,754,375
Banque PSA Finance 3.375%, 04/04/14 (144A)	4,100,000	4,187,359
Caterpillar Financial Services Corp., Series MTN 1.375%, 05/20/14	4,200,000	4,220,080

Consumer Finance—(Continued)
Daimler Finance North America LLC 1.950%, 03/28/14 (144A)	$4,200,000	$4,237,443
Ford Motor Credit Co. LLC 7.000%, 04/15/15	1,500,000	1,623,989

		23,144,416

Diversified Financial Services—4.5%
Bank of America Corp., Series MTN 1.693%, 01/30/14 (a)	4,200,000	4,212,852
Citigroup Funding, Inc. 1.875%, 10/22/12	7,000,000	7,138,425
Citigroup, Inc. 0.377%, 03/07/14 (a)	4,200,000	4,048,334
General Electric Capital Corp. 2.100%, 01/07/14	4,200,000	4,262,194
International Lease Finance Corp. 8.625%, 09/15/15	1,000,000	1,087,500
JPMorgan Chase & Co., Series MTN 1.074%, 01/24/14 (a)	4,200,000	4,213,885
UBS AG of Stamford, Connecticut 2.250%, 01/28/14	4,200,000	4,246,549
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	4,503,420

		33,713,159

Diversified Telecommunication Services—1.6%
Frontier Communications Corp. 7.875%, 04/15/15	1,000,000	1,090,000
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,730,250
Telefonica Emisiones SAU 2.582%, 04/26/13	2,100,000	2,122,657
Verizon Communications, Inc. 1.950%, 03/28/14	4,200,000	4,271,198

		12,214,105

Energy Equipment & Services—0.1%
Compagnie Generale de Geophysique-Veritas 9.500%, 05/15/16	1,000,000	1,097,500

Health Care Providers & Services—0.1%
Community Health Systems, Inc. 8.875%, 07/15/15	800,000	826,000

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 6.625%, 07/15/15	$1,000,000	$942,500

Lodging—0.9%
Hilton Worldwide, Inc. 4.761%, 11/15/13 (144A) (a)	7,000,000	6,912,500

Media—0.9%
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16	1,000,000	1,182,500
Dish DBS Corp. 7.125%, 02/01/16	1,000,000	1,060,000
NBCUniversal Media LLC 2.100%, 04/01/14 (144A)	4,200,000	4,258,535

		6,501,035

Multi-Utilities—0.6%
Sempra Energy 2.000%, 03/15/14	4,200,000	4,242,391

Office Electronics—0.6%
Xerox Corp. 1.081%, 05/16/14 (a)	4,200,000	4,223,810

Oil, Gas & Consumable Fuels—1.3%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,209,450
Chesapeake Energy Corp. 9.500%, 02/15/15	1,000,000	1,165,000
OPTI Canada, Inc. 9.000%, 12/15/12 (144A)	700,000	707,000
Petrohawk Energy Corp. 7.875%, 06/01/15	1,000,000	1,052,500
Valero Energy Corp. 4.750%, 06/15/13	4,200,000	4,467,947

		9,601,897

Paper & Forest Products—0.1%
NewPage Corp. 11.375%, 12/31/14	700,000	656,250

Thrifts & Mortgage Finance—0.1%
Ineos Group Holdings Ltd. 8.500%, 02/15/16 (144A)	700,000	694,750

Total Domestic Bonds & Debt Securities (Cost $173,651,485)		173,091,795

Foreign Bonds & Debt Securities—13.6%
Security Description	Par Amount	Value

Australia—1.8%
New South Wales Treasury Corp.,
Series 813 5.500%, 08/01/13 (AUD)	$3,900,000	$4,228,545
Queensland Treasury Corp. 6.000%, 08/21/13 (AUD)	4,410,000	4,821,527
Western Australia Treasury Corp.,
Series 13 8.000%, 06/15/13 (AUD)	3,600,000	4,081,755

		13,131,827

Greece—0.5%
Hellenic Republic Government Bond 4.500%, 05/20/14 (EUR)	4,000,000	3,430,452

Indonesia—0.6%
Indonesia Retail Bond, Series ORI7 7.950%, 08/15/13 (IDR)	17,000,000,000	2,054,081
Indonesia Treasury Bond, Series FR33 12.500%, 03/15/13 (IDR)	15,700,000,000	2,022,445

		4,076,526

Ireland—0.4%
Ireland Government Bond 4.600%, 04/18/16 (EUR)	3,000,000	3,124,244

Israel—0.7%
Israel Government Bond, Series 0312 4.000%, 03/30/12 (ILS)	8,550,000	2,550,027
Israel Treasury Bill—Makam,
Series 0412 2.455%, 04/04/12 (b) (ILS)	8,550,000	2,451,255

		5,001,282

Malaysia—1.6%
Bank Negara Monetary Notes,
Series 3911 2.635%, 10/18/11 (b) (MYR)	3,800,000	1,247,122
Malaysia Government Bond
Series 0109 2.509%, 08/27/12 (MYR)	7,120,000	2,347,499
Series 0309 2.711%, 02/14/12 (MYR)	9,470,000	3,138,959
Series 5/06 3.718%, 06/15/12 (MYR)	16,610,000	5,546,783

		12,280,363

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Mexico—0.6%
Mexican Bonos, Series MI10 8.000%, 12/19/13 (MXN)	$50,200,000	$4,541,019

Netherlands—0.1%
Refresco Group B.V. 5.420%, 05/15/18 (144A) (a) (EUR)	300,000	435,622

Norway—1.2%
Norway Treasury Bill 0.000%, 03/21/12 (b) (NOK)	50,700,000	9,266,236

Poland—1.2%
Poland Government Bond
Series 0113 3.390%, 01/25/13 (b) (PLN)	14,620,000	4,959,452
Series 0412 4.750%, 04/25/12 (PLN)	9,250,000	3,375,165
Series 1013 5.000%, 10/24/13 (PLN)	1,925,000	704,464

		9,039,081

South Africa—0.1%
Edcon Proprietary, Ltd. 4.721%, 06/15/14 (144A) (a) (EUR)	500,000	639,034

South Korea—2.4%
Korea Treasury Bond,
Series 1312 3.000%, 12/10/13 (KRW)	19,200,000,000	17,694,662

Sweden—1.6%
Sweden Government,
Series 1046 5.500%, 10/08/12 (SEK)	72,600,000	11,997,935
Sweden Treasury Bill 0.000%, 12/21/11 (b) (SEK)	1,700,000	267,344

		12,265,279

United Kingdom—0.8%
United Kingdom Gilt 5.000%, 03/07/12 (GBP)	3,770,000	6,238,771

Total Foreign Bonds & Debt Securities (Cost $102,838,245)		101,164,378

Municipals—4.7%
Arizona School Facilities Board, Certificates of Participation,
Series A-2 (NATL-RE) 5.000%, 09/01/16	2,000,000	2,172,940
Municipals—(Continued)
Security Description	Par Amount	Value

Municipals—(Continued)
Citizens Property Insurance Corp. Revenue, Series A3 1.840%, 07/07/11 (a)	$2,500,000	$2,500,275
City of Burleson, Texas, Refunding, General Oblgation, Ltd. 3.000%, 03/01/13	690,000	714,060
3.000%, 03/01/14	1,010,000	1,064,378
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd. 2.250%, 12/01/15	1,295,000	1,314,050
City of New York, New York, Refunding, General Obligation Unlimited,
Series D (NATL-RE-FGIC/TCRs) 5.000%, 08/01/15	2,000,000	2,276,160
Columbia County School District, School Improvements 4.000%, 10/01/15	2,000,000	2,229,720
Cook County High School District No. 205 Thornton Township, School Improvements (Assured Guaranty Insured) 5.500%, 12/01/16	2,540,000	2,967,558
County of Pima Arizona, Public Improvements, General Obligation Unlimited 3.000%, 07/01/16	2,400,000	2,527,368
New York City Transitional Finance Authority, Revenue, Refunding, General Obligation, Ltd.,
Sub-Series E 5.000%, 11/01/14	2,000,000	2,257,720
New York State Dormitory Authority, Revenue, Refunding, Series B (Assured Guaranty Insured) 4.000%, 10/01/14	2,085,000	2,236,017
New York State Thruway Authority, Revenue, Refunding,
Series B (AGM) 5.000%, 04/01/15	2,000,000	2,269,760
New York State Urban Development Corp., Revenue, Refunding,
Series A-2 5.000%, 01/01/15	2,000,000	2,247,040

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

Municipals—(Continued)
Reading School District, Refunding, General Obligation Unlimited,
Series A 5.000%, 04/01/15	$2,500,000	$2,768,625
State of Illinois, Refunding, General Obligation Unlimited (AGM) 5.000%, 01/01/16	2,500,000	2,736,700
Tulsa County Industrial Authority, School Improvements, Revenue 4.000%, 09/01/16	2,315,000	2,513,372

Total Municipals (Cost $34,771,484)		34,795,743

Asset-Backed Securities—4.6%

Asset Backed - Credit Card—4.4%
American Express Credit Account Master Trust 0.487%, 05/15/15 (a)	3,200,000	3,208,742
Capital One Multi-Asset Execution Trust 0.547%, 10/15/15 (a)	3,935,000	3,944,851
0.247%, 01/15/16 (a)	3,200,000	3,191,778
Chase Issuance Trust 0.217%, 06/16/14 (a)	3,000,000	2,998,278
Citibank Credit Card Issuance Trust 1.937%, 03/17/14 (a)	3,200,000	3,238,201
Citibank Omni Master Trust 2.287%, 05/16/16 (144A) (a)	3,200,000	3,239,226
Discover Card Master Trust 1.487%, 12/15/14 (a)	3,200,000	3,238,137
0.587%, 06/15/15 (a)	3,200,000	3,210,823
GE Capital Credit Card Master Note Trust 0.237%, 06/15/15 (a)	3,500,000	3,494,053
MBNA Credit Card Master Note Trust 0.247%, 10/15/15 (a)	3,200,000	3,196,168

		32,960,257

Asset Backed - Home Equity—0.2%
Morgan Stanley ABS Capital I 1.386%, 05/25/33 (a)	692,219	587,448
0.921%, 01/25/35 (a)	1,200,000	990,421

		1,577,869

Total Asset-Backed Securities (Cost $34,535,400)		34,538,126

Mortgage-Backed Securities—4.6%
Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—4.6%
Banc of America Commercial Mortgage, Inc. 5.421%, 09/10/45	$3,200,000	$3,304,754
5.460%, 09/10/45	3,200,000	2,979,229
5.695%, 07/10/46 (a)	1,500,000	1,351,544
Banc of America Large Loan, Inc. 1.937%, 11/15/15 (144A) (a)	3,121,024	2,898,850
Bear Stearns Commercial Mortgage Securities 5.611%, 09/11/41	3,000,000	2,728,428
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.220%, 07/15/44 (a)	1,700,000	1,606,517
5.617%, 10/15/48	3,200,000	3,477,587
Greenwich Capital Commercial Funding Corp. 5.224%, 04/10/37	3,200,000	3,439,386
5.881%, 07/10/38	3,200,000	3,556,792
GS Mortgage Securities Corp. II 5.553%, 04/10/38	3,200,000	3,481,305
Wachovia Bank Commercial Mortgage Trust 0.267%, 06/15/20 (144A) (a)	2,883,220	2,616,410
5.740%, 05/15/43 (a)	2,700,000	2,470,166

		33,910,968

Total Mortgage-Backed Securities (Cost $34,637,526)		33,910,968

Loan Participation (c)—2.2%

Aerospace & Defense—0.1%
TransDigm Group, Inc., New Term Loan B 4.000%, 02/14/17	598,496	600,854

Automobiles—0.2%
Hertz Corp., (The), Term Loan B 3.750%, 03/09/18	329,175	327,923
KAR Auction Services, Inc., Term Loan B 5.000%, 05/19/17	589,054	593,716
Tomkins LLC, New Term Loan B 4.250%, 09/29/16	219,449	219,835

		1,141,474

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Loan Participation (c)—(Continued)

Security Description	Par Amount	Value

Chemicals—0.1%
Nalco Co., Term Loan B1 4.500%, 10/05/17	$199,497	$200,980
Rockwood Specialties Group, Inc., New Term Loan B 3.750%, 02/09/18	700,000	704,483

		905,463

Containers & Packaging—0.0%
Reynolds Group Holdings, Inc., Tranche E Term Loan 4.250%, 02/09/18	222,789	221,868

Diversified Financial Services—0.1%
Fidelity National Information Solutions, Inc., Term Loan B 5.250%, 07/18/16	219,447	220,709
Interactive Data Corp., New Term Loan B 4.750%, 02/12/18	219,450	219,977
Moneygram International, Inc., Term Loan B 4.529%, 11/17/17	109,800	110,088
MSCI, Inc., Term Loan B1 3.750%, 03/14/17	219,450	220,752

		771,526

Diversified Telecommunication Services—0.2%
CSC Holdings, Inc., Incremental B-2 Term Loan 1.936%, 03/29/16	199,474	198,310
Intelsat Jackson Holdings S.A., Tranche B Term Loan 5.250%, 04/02/18	875,000	879,008
Weather Channel (The), New Term Loan B 0.000%, 02/13/17 (d)	225,198	226,356

		1,303,674

Food & Staples Retailing—0.3%
Aramark corp. Extended Letter of Credit 3.436%, 07/26/16	25,984	25,924
Extended Term Loan B
3.496%, 07/26/16	394,579	393,659
Del Monte Foods Co., Term Loan 4.500%, 03/08/18	1,032,910	1,031,619

Food & Staples Retailing—(Continued)
SUPERVALU, Inc., Extended Term Loan B2 0.000%, 10/05/15 (d)	$718,200	$708,271

		2,159,473

Health Care Providers & Services—0.4%
Community Health Systems, Inc., Extended Term Loan B 3.754%, 01/25/17	797,990	780,342
DaVita, Inc., New Term Loan B 4.500%, 10/20/16	299,248	300,583
HCA, Inc., Extended Term Loan B2 3.496%, 03/31/17	825,072	815,274
Universal Health Services, Inc., New Term Loan B 4.000%, 11/15/16	762,252	765,690
Warner Chilcott Co. LLC, New Term Loan B2 4.250%, 03/15/18	125,780	125,977
Warner Chilcott corp., New Term Loan B1 4.250%, 03/15/18	251,560	251,954
WC Luxco S.A.R.L., New Term Loan B3 4.250%, 03/15/18	172,948	173,218

		3,213,038

Hotels, Restaurants & Leisure—0.2%
Ameristar Casinos, Inc., Term Loan B 4.000%, 04/13/18	282,598	283,864
Burger King corp., New Term Loan B 4.500%, 10/19/16	873,339	871,789
Penn National Gaming, Inc., New Term Loan B 0.000%, 06/20/18 (d)	79,106	79,393

		1,235,046

Household Durables—0.0%
Goodman Global Holdings, Inc., 1st Lien Term Loan 0.000%, 10/28/16 (d)	317,736	319,126

Industrial Conglomerates—0.0%
Trans Union LLC, New Term Loan B 4.750%, 02/12/18	179,550	179,679

IT Services—0.0%
Sungard Data Systems, Inc., Tranche B 3.870%, 02/26/16	220,000	219,724

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Loan Participation (c)—(Continued)

Security Description	Par Amount	Value

Machinery—0.1%
Rexnord corp., Term Loan B 2.770%, 07/19/13	$450,000	$447,001

Manufacturing—0.1%
Diversey Holdings, Inc., Term Loan B 0.000%, 11/24/15 (d)	301,927	302,399
Walter Energy, Inc., Term Loan B 4.000%, 04/02/18	224,000	224,344

		526,743

Media—0.1%
Cinemark USA, Inc., Extended Term Loan 3.470%, 04/29/16	219,443	220,540
Regal Cinemas, Inc., Term Loan B 3.496%, 08/23/17	219,449	219,494
UPC Financing Partnership, Term Loan T 3.691%, 12/30/16	220,000	219,542

		659,576

Metals & Mining—0.1%
American Rock Salt Holdings LLC, Term Loan 5.500%, 04/19/17	612,500	614,034

Multiline Retail—0.0%
Dollar General corp., Tranche B-1 Term Loan 2.970%, 07/07/14	220,000	220,244

Personal Products—0.1%
Bausch and Lomb, Inc. Delayed Draw Term Loan 0.000%, 04/24/15 (d)	117,183	116,646
Term Loan
0.000%, 04/24/15 (d)	481,713	479,206
DineEquity, Inc., New Term Loan B 4.250%, 10/19/17	180,000	180,337

		776,189

Publishing—0.1%
Visant Holding Corp., Term Loan B 5.250%, 12/22/16	872,807	869,844

Wireless Telecommunication Services—0.0%
SBA Finance, Term Loan 0.000%, 06/29/18 (d)	$144,367	$144,843

Total Loan Participation (Cost $16,611,864)		16,529,419

Convertible Bonds—0.1%

Construction Materials—0.1%
Cemex S.A.B. de C.V. 3.250%, 03/15/16	1,000,000	995,000

Total Convertible Bonds (Cost $968,254)		995,000

Short-Term Investments—6.8%

Discount Notes—4.1%
Federal Home Loan Bank 0.010%, 07/01/11 (b)	30,800,000	30,800,000

Repurchase Agreements—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $18.,585,005 on 07/01/11 collateralized by $18,865,000 Fannie Mae at 5.000% due 04/08/30 with a value of $18,959,325.	$18,585,000	18,585,000

U.S. Treasury—0.2%
U.S. Treasury Bills 0.039%, 08/25/11 (b) (e)	1,000,000	999,992

Total Short-Term Investments (Cost $50,384,941)		50,384,992

Total Investments—100.3% (Cost $750,060,305#)		747,777,693
Other Assets and Liabilities (net)—(0.3)%		(1,915,620)

Net Assets—100.0%		$745,862,073

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $750,061,553. The aggregate unrealized appreciation and depreciation of investments were $1,278,573 and $(3,561,191), respectively, resulting in a net unrealized depreciation of $(2,282,618) for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Zero coupon bond—Interest rate represents current yield to maturity.
(c)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(d)	This Senior Loan will settle after June 30, 2011, at which time the interest rate will be determined.
(e)	All or a portion of the security was pledged as collateral against open futures contracts.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration , normally to qualified institutional buyers, As of June 30, 2011, the market value of 144A securities was $63,191,524, which was 8.5% of net assets.
AGM—	Assured Guaranty Municipal Corporation
AUD—	Australian Dollar
EUR—	Euro
GBP—	British Pound
IDR—	Indonesian Rupiah
ILS—	Israeli Shekel
KRW—	South Korean Won
MYR—	Malaysian Ringgit
MXN—	Mexican Peso
NOK—	Norwegian Krone
PLN—	Polish Zloty
SEK—	Swedish Krona

See accompanying notes to financial statements.

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Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from April 29, 2011 (commencement of operations) through June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$302,367,272	$—	$302,367,272
Total Domestic Bonds & Debt Securities*	—	173,091,795	—	173,091,795
Total Foreign Bonds & Debt Securities*	—	101,164,378	—	101,164,378
Municipals	—	34,795,743	—	34,795,743
Total Asset-Backed Securities*	—	34,538,126	—	34,538,126
Total Mortgage-Backed Securities*	—	33,910,968	—	33,910,968
Total Loan Participation*	—	16,529,419	—	16,529,419
Total Convertible Bonds*	—	995,000	—	995,000
Total Short-Term Investments*	—	50,384,992	—	50,384,992
Total Investments	$—	$747,777,693	$—	$747,777,693

Forward Contracts**
Forward Contracts to Buy Appreciation	$—	$73,116	$—	$73,116
Forward Contracts to Buy (Depreciation)	—	(219,227)	—	(219,227)
Forward Contracts to Sell Appreciation	—	476,744	—	476,744
Forward Contracts to Sell (Depreciation)	—	(371,116)	—	(371,116)
Total Forward Contracts	$—	$(40,483)	$—	$(40,483)
Futures Contracts**
Futures Contracts Short (Depreciation)	$(38,200)	$—	$—	$(38,200)
SWAP Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$492,606	$—	$492,606
Credit Default Swap Buy Protection (Depreciation)	—	(78,403)	—	(78,403)
Credit Default Swap Sell Protection Appreciation	—	22,456	—	22,456
Credit Default Swap Sell Protection (Depreciation)	—	(482,855)	—	(482,855)
Total SWAP Contracts	$—	$(46,196)	$—	$(46,196)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

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Met/Franklin Low Duration Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$729,192,693
Repurchase Agreement	18,585,000
Cash	43,493
Cash denominated in foreign currencies (b)	480,181
Receivable for investments sold	4,284,725
Receivable for shares sold	833,103
Net variation margin on financial futures contracts	79,921
Interest receivable	4,890,077
Swap interest receivable	275,981
Swap premium paid	3,167,518
Unrealized appreciation on swap contracts	515,062
Unrealized appreciation on forward currency exchange contracts	549,861

Total assets	762,897,615

Liabilities
Payables for:
Investments purchased	10,637,767
Shares redeemed	225,302
Unrealized depreciation on forward currency exchange contracts	590,344
Unrealized depreciation on swap contracts	561,258
Swap interest	102,273
Swap premium received	603,997
Premium for written swaps	3,948,056
Accrued Expenses:
Management fees	280,679
Distribution and service fees - Class B	1,843
Administration fees	3,510
Custodian and accounting fees	25,656
Other expenses	54,857

Total liabilities	17,035,542

Net Assets	$745,862,073

Net Assets Represented by
Paid in surplus	$746,135,293
Accumulated net realized gain	383,645
Unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transacations	(2,404,108)
Undistributed net investment income	1,747,243

Net Assets	$745,862,073

Net Assets
Class A	$731,694,940
Class B	14,167,133
Capital Shares Outstanding*
Class A	73,202,574
Class B	1,417,943
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.00
Class B	9.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $731,475,305.
(b)	Identified cost of cash denominated in foreign currencies was $475,662.

Statement of Operations

Period Ended June 30, 2011* (Unaudited)

Investment Income
Interest	$2,413,017

Total investment income	2,413,017

Expenses
Management fees	602,859
Administration fees	6,494
Custodian and accounting fees	30,693
Distribution and service fees - Class B	2,169
Audit and tax services	16,896
Legal	20,227
Trustees’ fees and expenses	4,926
Shareholder reporting	18,818
Insurance	483
Organizational expense	769
Miscellaneous	2,330

Total expenses	706,664
Less management fee waiver	(40,890)

Net expenses	665,774

Net investment income	1,747,243

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swaps Contracts and Foreign Currency transactions
Net realized gain (loss) on:
Investments	355,590
Futures contracts	(44,045)
Swap contracts	(2,783)
Foreign currency transactions	74,883

Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	383,645

Net change in unrealized appreciation (depreciation) on:
Investments	(2,282,612)
Futures contracts	(38,200)
Swap contracts	(46,196)
Foreign currency transactions	(37,100)

Net change in unrealized depreciation on investments, futures contracts, options contracts, swap contracts, and foreign currency transactions	(2,404,108)

Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(2,020,463)

Net Decrease in Net Assets from Operations	$(273,220)

*	Commencement of operations—4/29/2011.

See accompanying notes to financial statements.

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Met/Franklin Low Duration Total Return Portfolio

Statement of Changes in Net Assets

June 30, 2011

Period Ended June 30, 2011* (Unaudited)
Decrease in Net Assets:
Operations
Net investment income	$1,747,243
Net realized gain on investments, futures contracts, swap contracts, and foreign currency transactions	383,645
Net change in unrealized appreciation on investments, futures contracts, swap contracts, and foreign currency transactions	(2,404,108)

Net decrease in net assets resulting from operations	(273,220)

Net increase in net assets from capital share transactions	746,135,293

Net Increase in Net Assets	745,862,073
Net assets at end of period	$745,862,073

Undistributed net investment income at end of period	$1,747,243

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Period Ended June 30, 2011* (Unaudited)
	Shares	Value
Class A
Sales	73,481,791	$734,770,063
Redemptions	(279,217)	(2,789,393)

Net increase	73,202,574	$731,980,670

Class B
Sales	1,451,726	$14,491,989
Redemptions	(33,783)	(337,366)

Net increase	1,417,943	$14,154,623

Increase derived from capital shares transactions		$746,135,293

*	Commencement of operations—4/29/2011.

See accompanying notes to financial statements.

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Met/Franklin Low Duration Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Period Ended June 30, 2011(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (a)	0.03
Net Realized and Unrealized gain on Investments	(0.03)

Total From Investment Operations	0.00

Net Asset Value, End of Period	$10.00

Total Return (%)	(0.10)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.59	*
Ratio of Net Expenses to Average Net Assets (%)(c)	0.55	*
Ratio of Net Investment Income to Average Net Assets (%)	1.45	*
Portfolio Turnover Rate (%)	52.8
Net Assets, End of Period (in millions)	$729.2

	Class B
	Period Ended June 30, 2011(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(a)	0.03
Net Realized and Unrealized gain on Investments	(0.04)

Total From Investment Operations	(0.01)

Net Asset Value, End of Period	$9.99

Total Return (%)	(0.10)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.84	*
Ratio of Net Expenses to Average Net Assets (%)(c)	0.80	*
Ratio of Net Investment Income to Average Net Assets (%)	1.89	*
Portfolio Turnover Rate (%)	52.8
Net Assets, End of Period (in millions)	$14.1

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/29/2011.
(c)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Low Duration Total Return Portfolio (the “Portfolio”) (commenced operations on April 29, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns will remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Franklin Advisers, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2011	% per annum	Average Daily Net Assets

$602,859	0.520%	First $100 Million

	0.510%	$100 Million to $250 Million

	0.500%	$250 Million to $500 Million

	0.490%	$500 Million to $1 Billion

	0.470%	$1 Billion to $1.5 Billion

	0.450%	Over $1.5 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

From May 1, 2011 through May 23, 2011, the Adviser contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio, each a series of the Trust. Over the same period of time, the assets of Met/Templeton International Bond Portfolio were included on a voluntary basis for purposing of determining the amount of the management fee waiver. Effective May 24, 2011, the assets of Met/Templeton International Bond Portfolio were contractually added to the calculation of the management fee waiver.

Amounts waived for the period ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2012. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B

0.75%	1.00%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net daily assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2011 were as follows:

Purchases			Sales
U.S. Government	Non U.S. Government	Foreign Government	U.S. Government	Non U.S. Government	Foreign Government

$630,598,573	$319,782,677	$76,498,354	$316,518,234	$8,101,164	$—

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to receive. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Credit Default Swaps - The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the unrealized appreciation of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in Note 8 to the Notes to Financials Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which a Portfolio is the seller of protection are disclosed in Note 8 to the Notes to Financials Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Credit Risk	Unrealized appreciation on swap contracts	$515,062	Unrealized depreciation on swap contracts	$561,258

	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	38,200

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	549,861	Unrealized depreciation on forward foreign currency exchange contracts	590,344

Total		$1,064,923		$1,189,802

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Transactions in derivative instruments during the period ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Credit	Interest Rate	Foreign Currency Exchange	Total

Futures contracts	$—	$(44,045)	$—	$(44,045)

Swap contracts	(2,783)	—	—	(2,783)

	$(2,783)	$(44,045)	$—	$(46,828)

Statement of Operations Location - Net Change in Unrealized Gain (Loss)

Foreign currency transactions	$—	$—	$(40,483)	$(40,483)

Futures contracts	—	(38,200)	—	(38,200)

Swap contracts	(46,196)	—	—	(46,196)

	$(46,196)	$(38,200)	$(40,483)	$(124,879)

For the period ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(a)	Credit Risk	Interest Rate Risk	Foreign Currency Risk	Total

Foreign currency transactions	$—	$—	$71,546,270	$71,546,270

Futures contracts short	—	(15,500,000)	—	(15,500,000)

Swap contracts	75,476,319	—	—	75,476,319

(a) Averages are based on daily activity levels during 2011.

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

5/4/2012	Deutsche Bank AG	1,129,880,000	CLP	$2,332,951	$2,350,000	$(17,049)

5/9/2012	JPMorgan Chase Bank N.A.	1,133,875,000	CLP	2,339,938	2,350,000	(10,062)

5/7/2012	JPMorgan Chase Bank N.A.	118,818,000	INR	2,532,433	2,520,000	12,433

5/7/2012	Deutsche Bank AG	119,574,000	INR	2,548,546	2,520,000	28,546

5/4/2012	JPMorgan Chase Bank N.A.	128,788,870	PHP	2,907,595	3,010,000	(102,405)

5/7/2012	Deutsche Bank AG	129,673,810	PHP	2,926,963	3,010,000	(83,037)

5/4/2012	Deutsche Bank AG	1,623,132	SGD	1,324,006	1,330,000	(5,994)

5/7/2012	Morgan Stanley	1,629,622	SGD	1,329,320	1,330,000	(680)

5/18/2012	Morgan Stanley	3,496,264	SGD	2,852,137	2,820,000	32,137

Net Unrealized Depreciation						$(146,111)

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

5/4/2012	Deutsche Bank AG	8550000	EUR	$12,299,793	$12,549,690	$249,897

5/7/2012	Citibank N.A.	456,944	EUR	657,281	672,028	14,747

5/7/2012	Deutsche Bank Securities, Inc.	2,350,000	EUR	3,380,303	3,441,105	60,802

5/7/2012	Morgan Stanley	6,170,000	EUR	8,875,093	9,022,083	146,990

5/10/2012	Citibank N.A.	2,909,965	EUR	4,185,348	4,121,093	(64,255)

5/10/2012	Deutsche Bank AG	300,000	EUR	431,484	422,238	(9,246)

5/16/2012	Deutsche Bank AG	2,134,000	EUR	3,068,671	2,993,575	(75,096)

5/25/2012	Deutsche Bank AG	3,772,396	EUR	5,423,023	5,240,612	(182,411)

6/6/2012	Deutsche Bank AG	500,796	EUR	719,631	715,358	(4,273)

6/11/2012	Deutsche Bank AG	187,000	EUR	268,669	270,901	2,232

7/5/2012	Deutsche Bank AG	1,455,100	EUR	2,088,899	2,080,211	(8,688)

5/9/2012	Deutsche Bank AG	283,178,000	JPY	3,523,044	3,500,000	(23,044)

5/9/2012	Morgan Stanley	281,655,500	JPY	3,504,103	3,500,000	(4,103)

5/17/2012	Morgan Stanley	265,900,000	JPY	3,308,535	3,310,611	2,076

Net Unrealized Appreciation						105,628

CLP—Chilean Peso

EUR—Euro

INR—Indian Rupee

JPY—Japanese Yen

PHP—Philippine Peso

SGD—Singapore Dollar

7. Futures Contracts

The futures contracts outstanding as of June 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Depreciation

U.S. Treasury Note 10 Year Futures	09/21/2011	(155)	$(18,922,659)	$(18,960,859)	$(38,200)

Net Unrealized Depreciation					$(38,200)

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Swap Agreements

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Hellenic Republic	(1.000%)	06/20/14	Citibank N.A.	24.46%	EUR	4,000,000	$2,301,717	$1,908,358	$393,359

5.900%, due 10/22/2022

Hilton Worldwide, Inc.	(5.000%)	12/20/13	Credit Suisse Group AG	3.06%	USD	7,000,000	(323,922)	(263,676)	(60,246)

4.761%, due 11/15/2013

Republic of Ireland	(1.000%)	06/20/16	Credit Suisse Group AG	7.49%	EUR	3,000,000	966,203	866,956	99,247

4.500%, due 04/18/2020

Total							$2,943,998	$2,511,638	$432,360

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Celanese US Holdings LLC	1.800%	06/20/16	Credit Suisse Group AG	1.93%	USD	500,000	$(2,821)	$—	$(2,821)

3.303%, due 10/31/2016

Republic of Hungary	1.000%	06/20/16	Credit Suisse Group AG	2.64%	USD	700,000	(52,167)	(50,370)	(1,797)

4.750%, due 02/03/2015

Republic of Lithuania	1.000%	06/20/16	Credit Suisse Group AG	1.99%	USD	400,000	(18,287)	(18,566)	279

4.500%, due 03/05/2013

Total							$(73,275)	$(68,936)	$(4,339)

Credit Default Swaps on Credit Indices - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

CDX.NA.IG.16	1.000%	06/20/16	Credit Suisse Group AG	—	USD	15,000,000	$55,986	$86,723	$(30,737)

LCDX.NA.15	2.500%	12/20/15	Credit Suisse Group AG	—	USD	20,000,000	(197,500)	250,000	(447,500)

MCDX.NA.16	1.000%	06/20/16	Citibank N.A.	—	USD	15,000,000	(194,208)	(216,385)	22,177

Total							$(335,722)	$120,338	$(456,060)

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MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Swap Agreements - continued

Credit Default Swaps on Credit Indices - Buy Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

CDX.NA.IG.16	1.000%	06/20/16	Goldman Sachs & Co.	0.92%	USD	10,000,000	$37,324	$55,481	$(18,157)

LCDX.NA.16	2.500%	06/20/16	Credit Suisse Group AG	—	USD	4,000,000	(55,000)	(55,000)	—

Total							$(17,676)	$481	$(18,157)

EUR—Euro

USD— United States Dollar

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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Met/Franklin Low Duration Total Return Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

28

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreement

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2011, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and Franklin Advisers, Inc. (the “Subadviser”) for the Met/Franklin Low Duration Total Return Portfolio (the “Portfolio”).1

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadviser relating to the Portfolio, the Adviser and the Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadviser, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also discussed the Portfolio with the Adviser on January 19, 2011. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Adviser and the Subadviser; (2) the performance of a comparable fund managed by the Subadviser as compared to an appropriate index; (3) the Adviser’s and the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadviser; (5) the level and method of computing the Portfolio’s proposed advisory and subadvisory fees; (6) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadviser under the Sub-Advisory Agreement; (7) any “fall-out” benefits to the Adviser, the Subadviser and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadviser or their affiliates from the Adviser’s or Subadviser’s relationship with the Trust); (8) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolio, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolio, including the selection of the Subadviser for the Portfolio and oversight of the Subadviser’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, its risk management processes, and the implementation of Board directives as they relate to the Portfolio. The Adviser’s role in coordinating the activities of the Portfolio’s other service providers was also considered. The Board also evaluated the expertise and performance of the personnel who would be overseeing the Subadviser and compliance with the Portfolio’s investment restrictions, tax and other requirements. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other Portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust, and considered the anticipated benefit to shareholders of investing in a fund that is part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolio. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadviser in connection with marketing activities.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information presented throughout the past year regarding the Subadviser. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s

1 At the February 14-15, 2011 meeting, the Board also approved Agreements with respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio, Pyramis® Government Income Portfolio, and T. Rowe Price Large Cap Value Portfolio.

29

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreement—(Continued)

investment and compliance personnel who would be providing services to the Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and its disciplinary history, and its risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadviser and procedures reasonably designed by the Subadviser assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of the Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolio.

Performance. The Board considered the performance of a comparable fund managed by the Subadviser (the “Comparable Fund”). Among other data relating specifically to the Comparable Fund, the Board considered that the Comparable Fund outperformed its benchmark, the Barclays Capital U.S. Government and Credit (1-3 Year) Index for the one-, three- and five- year periods ended December 31, 2010. Based on its review, the Board concluded that the performance of the Comparable Fund, the Adviser and the Subadviser supported the approval of the Agreements.

Fees and expenses. The Board gave substantial consideration to the proposed management fees payable under the Advisory Agreement and the proposed subadvisory fee payable under the Sub-Advisory Agreement. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed certain of the other factors to be considered by the Board. The Independent Trustees, with the assistance of Bobroff, also examined the proposed fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing the Portfolio’s proposed fee. In addition, the Board considered the Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff. In comparing the Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with the Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by the Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

The Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were above the median of the peer group. The Board took into account management’s discussion of the Portfolio’s estimated expenses.

After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to the Portfolio. The Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance products, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with the Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadviser and its affiliates of their relationships with the Portfolio, the Board noted that the proposed subadvisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the management fee that it would receive under

30

MET INVESTORS SERIES TRUST

Met/Franklin Low Duration Total Return Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreement—(Continued)

the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreement was negotiated at arm’s length and that the proposed subadvisory fees would be paid by the Adviser than on the Subadviser’s anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fees would be paid by the Adviser out of the management fees. The Board considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolio to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolio are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolio and the ongoing commitment of the Adviser to the Portfolio.

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadviser and their affiliates by virtue of the Subadviser’s relationship to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the ongoing commitment of the Subadviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or the Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to the Portfolio.

31

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Met Investors Series Trust Met/Franklin Mutual Shares Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class A and B shares of the Met/Franklin Mutual Shares Portfolio returned 5.97% and 5.84%, respectively, compared to its benchmark, the Standard & Poor’s (S&P) 500 Index1, which returned 6.02%.

Market Environment/Conditions

The global economy expanded despite geopolitical and inflationary pressures during the six-month period ended June 30, 2011. In the U.S., business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with persistent unemployment, housing market weakness and massive debt.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth. This move deviated from many other central banks around the world that raised interest rates to dampen inflation pressures.

Continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported equities. Global stock markets gained in the first half of 2011, though the positive momentum from the previous year waned as investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. The dollar declined during the period against most currencies, however, broadly reflecting divergent interest rate and/or economic growth expectations.

Portfolio Review/Current Positioning

During the period under review, some of the Portfolio’s investments lost value and negatively impacted the Portfolio’s results. These included U.S.-based Bank of America Corp., Japanese video game software and console maker Nintendo Co., Ltd., and U.S. network equipment provider Cisco Systems, Inc.

Bank of America detracted from performance during the six-month period largely due to concerns about potential mortgage losses, particularly from Countrywide Financial Corp., a mortgage-finance company it acquired in 2008. In addition, uncertainty regarding the systemically important financial institutions (SIFI) capital surcharge, a potential additional capital requirement for large banks, weighed on Bank of America’s share price. While potential regulatory and other risks to the company’s business prospects remained, we think these risks were priced into the stock at period-end. In our analysis, Bank of America has leading positions in all of its businesses, its capital position is adequate and the need to raise further capital is unlikely. Furthermore, its credit costs continued to fall, and the mortgage loss issue appeared manageable, according to our analysis.

Nintendo’s share price deteriorated after the company reported sales of its new handheld console, the Nintendo 3DS, were slower than anticipated. In particular, sales of this new gaming device were weak in its home market of Japan, where the natural disaster hurt consumer sentiment, and in other parts of the world due to a lack of compelling software titles at launch date and the console’s relatively high initial sales price. At period-end, net cash accounted for more than 50% of Nintendo’s market capitalization, and we believe the company can successfully leverage their software intellectual property in the next gaming console cycle. With this in mind, we continued to hold Nintendo in the Portfolio at period-end.

Cisco Systems, Inc. is a relatively new addition to the Portfolio, initiated in early 2011. Early in the first quarter, Cisco issued lower-than-expected earnings guidance citing economic pressures such as subdued spending by government agencies, a key revenue stream, and missteps in its consumer-focused businesses. In mid-May, Cisco shares declined further when the company confirmed it had completed another disappointing quarter. However, management announced significant cost realignment and an exit from certain consumer markets, both of which we believe should improve financial results. Cisco’s competitive position remained strong, its balance sheet appeared overcapitalized at period-end, and the company announced it would begin paying a dividend as well as continuing to buy back stock. For these reasons, along with management’s commitment to repair the company’s current cost structure, we found Cisco’s valuation appealing.

The Portfolio held currency forwards that detracted from performance for the period, primarily based on the euro’s and the U.K. pound’s appreciation versus the U.S. dollar.

In contrast, in an environment of generally rising equity prices, many Portfolio investments increased in value during the six-month period. Three particularly strong Portfolio performers were UnitedHealth Group, Inc. a U.S. managed health care provider; Marathon Oil Corp., a U.S.-based oil and gas exploration and production company with interests worldwide; and U.K.-based British American Tobacco plc (BAT).

Shares of UnitedHealth Group, Inc. rose sharply in value during the first half of 2011. In January, its share price was fueled by a combination of the company’s announcement of better-than-expected fourth quarter 2010 earnings and, more importantly, its higher revenue guidance for 2011. Other positive catalysts included the company’s ongoing efforts to increase shareholder value through share buybacks and dividends. In our view, UnitedHealth’s long-term earnings growth is supported by a diversified business mix and a

1

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary* (continued)

growing percentage of earnings generated by its increasingly successful health care services business. Although there was no specific catalyst for the continued increase in the company’s stock price in the second quarter, we believe many investors may have recognized the low earnings multiple at which the company’s shares had been trading. In addition, investors seemed to become more comfortable with the implications of pending U.S. health care reforms on the company’s business model.

The value of our investment in Marathon Oil Corp. rose sharply in early 2011, initially driven by management’s announced plans to spin off its downstream operations to shareholders to become a pure-play exploration and production company. Investors pushed Marathon shares higher as they began to recognize the value of the underlying businesses. The share price showed continuing strength in the spring as the spin-off date approached, oil prices rose, and refining margins improved considerably, driven primarily by the company’s strong Midwestern refining system, which benefited from recent investments and widening crude oil price differentials in a land-locked market.

BAT is the world’s second-largest publicly traded tobacco company, with a presence in more than 180 countries. During the period under review, the stock performed well. In February, the company reported full-year 2010 operating results that exceeded market expectations. In addition, BAT management reported it had delivered on its five-year goal to realize £800 million in cost savings two years ahead of schedule. In May, the company held an investor relations day during which its top executives discussed further cost-cutting opportunities. Management believes it can continue to grow operating margins for the next six to seven years aided by price increases and cost-cutting programs. Management explained that cost savings will come from myriad opportunities including simplifying its business structure, improvements in procurement, a reduction in logistics costs, further rationalization of manufacturing facilities, and the standardization and consolidation of back-office centers and processes. The company also reaffirmed its goal to grow medium-term earnings per share in the high single-digit range, although management also mentioned it would likely exceed that goal in 2011. BAT is a long-term Portfolio holding, and the shares have generated nearly 700% in total shareholder returns over the past 10 years. At period-end, we continued to believe BAT was an attractive investment due to the industry’s pricing power, the company’s additional cost savings opportunities and a shareholder friendly management team that often has returned excess cash to shareholders through dividends and share buybacks.

For the period under review, equities we believe are undervalued remained the core of the Portfolio, with sector weightings remaining fairly consistent. The largest weighting changes were increases in our exposure to the Consumer Discretionary and Health Care sectors. The Portfolio’s exposure to Financials and Information Technology decreased, as did its cash position. Although merger and acquisition (M&A) opportunities accelerated during the first quarter of 2011, many of the available deals did not meet our investment criteria. Therefore, our weight in M&A investments remained moderate at approximately 2.5% of net assets on average during the six-month review period. Investment opportunities in the distressed space also remained moderate, and although credit spreads remained historically low through June, there appeared to be a lack of compelling distressed opportunities available at decent prices, according to our analysis.

We continue to employ a fundamental, bottom-up approach and favor opportunities with identifiable events or catalysts that we believe can unlock value for our shareholders. We also continue to prefer companies that tend to pay higher dividends and can generate solid and consistent free cash flow.

Peter A. Langerman, Co-Portfolio Manager

F. David Segal, CFA, Co-Portfolio Manager

Debbie A. Turner, CFA, Assistant Portfolio Manager

Franklin Mutual Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

2

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Portfolio Composition as of June 30, 2011

Top Issuers

% of Net Assets
CVS Caremark Corp.	2.6
British American Tobacco plc	2.5
Kraft Foods, Inc. Class A	2.3
Marathon Oil Corp.	2.0
UnitedHealth Group, Inc.	2.0
Pfizer, Inc.	1.9
Microsoft Corp.	1.9
Merck & Co., Inc.	1.8
Nestle S.A.	1.7
Imperial Tobacco Group plc	1.7

Top Sectors

% of Market Value of Total Investments
Non-Cyclical	30.6
Financials	13.5
Communications	10.7
Cash & Equivalents	7.6
Energy	6.7
Industrials	6.0
Technology	5.7
Cyclical	5.7
Utilities	4.1
Basic Materials	4.1

3

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Met/Franklin Mutual Shares Portfolio managed by

Franklin Mutual Advisers, LLC vs. S&P 500 Index1

	Average Annual Return[2] (for the six months ended June 30, 2011
	6 Month	1 year	Since Inception[3]
Met/Franklin Mutual Shares Portfolio—Class A	5.97%	24.40%	-0.46%
Class B	5.84%	24.20%	-0.70%
S&P 500 Index[1]	6.02%	30.69%	0.46%

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

4

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class A(a)(b)
Actual	0.86%	$1,000.00	$1,059.70	$4.39
Hypothetical*	0.86%	1,000.00	1,020.53	$4.31

Class B(a)(b)
Actual	1.11%	$1,000.00	$1,058.40	$5.67
Hypothetical*	1.11%	1,000.00	1,019.29	$5.56

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 to the Financial Statements.

5

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—88.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
GenCorp, Inc.* (a)	84,611	$543,203
Huntington Ingalls Industries, Inc.* (a)	65,328	2,253,816

		2,797,019

Air Freight & Logistics—0.4%
TNT N.V.	143,235	1,217,198
TNT Express N.V.*	143,235	1,487,812

		2,705,010

Automobiles—1.4%
Daimler AG	58,997	4,446,905
General Motors Co.* (a)	144,192	4,377,669

		8,824,574

Beverages—4.0%
Coca-Cola Enterprises, Inc.	125,062	3,649,309
Dr Pepper Snapple Group, Inc. (a)	156,583	6,565,525
Foster's Group, Ltd.	405,612	2,246,691
PepsiCo, Inc.	67,640	4,763,885
Pernod Ricard S.A. (a)	90,594	8,943,612

		26,169,022

Biotechnology—1.4%
Amgen, Inc.*	119,794	6,989,980
Cephalon, Inc.*	30,496	2,436,630

		9,426,610

Building Products—0.9%
Owens Corning, Inc.*	150,829	5,633,463

Capital Markets—1.7%
Morgan Stanley	297,572	6,847,132
UBS AG*	243,231	4,432,180

		11,279,312

Chemicals—1.4%
Linde AG	51,509	9,044,595

Commercial Banks—3.5%
Barclays plc	1,256,980	5,179,952
CIT Group, Inc.*	56,290	2,491,396
PNC Financial Services Group, Inc.	120,394	7,176,686
Wells Fargo & Co.	297,072	8,335,840

		23,183,874

Communications Equipment—1.1%
Cisco Systems, Inc.	325,049	5,074,015
Motorola Solutions, Inc.*	48,949	2,253,612

		7,327,627

Computers & Peripherals—1.1%
Hewlett-Packard Co.	201,529	$7,335,656

Diversified Financial Services—2.2%
Bank of America Corp.	506,044	5,546,242
Bond Street Holdings LLC—Class A*	78,194	1,602,977
Deutsche Boerse AG	51,060	3,880,998
NYSE Euronext	100,060	3,429,056

		14,459,273

Diversified Telecommunication Services—1.2%
Cable & Wireless Communications plc	1,964,904	1,279,771
Telefonica S.A.	271,795	6,656,548

		7,936,319

Electric Utilities—2.6%
Brookfield Infrastructure Partners LP	104,787	2,624,914
E.On AG	221,135	6,287,102
Entergy Corp.	39,060	2,667,017
Exelon Corp.	134,398	5,757,610

		17,336,643

Electrical Equipment—0.1%
Alstom S.A. (a)	12,186	751,636

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	130,917	4,812,509

Energy Equipment & Services—1.6%
Ensco plc (ADR)	44,143	2,352,822
Exterran Holdings, Inc.* (a)	10,927	216,683
Transocean, Ltd.	118,870	7,674,247

		10,243,752

Food & Staples Retailing—4.8%
Carrefour S.A.	46,669	1,919,637
CVS Caremark Corp.	458,177	17,218,292
Kroger Co. (The)	338,909	8,404,943
Wal-Mart Stores, Inc.	69,255	3,680,211

		31,223,083

Food Products—4.8%
General Mills, Inc.	145,101	5,400,659
Kraft Foods, Inc.—Class A	420,794	14,824,573
Nestle S.A.	183,350	11,386,939

		31,612,171

Health Care Equipment & Supplies—2.2%
Boston Scientific Corp.*	538,422	3,720,496

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies (Continued)
Medtronic, Inc.	192,674	$7,423,729
Zimmer Holdings, Inc.*	46,641	2,947,711

		14,091,936

Health Care Providers & Services—3.3%
Coventry Health Care, Inc.*	71,208	2,596,956
Tenet Healthcare Corp.*	915,943	5,715,484
UnitedHealth Group, Inc.	252,127	13,004,711

		21,317,151

Hotels, Restaurants & Leisure—0.0%
Thomas Cook Group plc (a)	126,403	270,145

Household Durables—0.6%
Stanley Black & Decker, Inc.	52,688	3,796,170

Independent Power Producers & Energy Traders—0.8%
NRG Energy, Inc.* (a)	220,457	5,418,833

Industrial Conglomerates—0.9%
Koninklijke Philips Electronics N.V.	105,724	2,717,448
Orkla A.S.A.	327,309	3,121,826

		5,839,274

Insurance—4.6%
ACE, Ltd.	109,876	7,232,038
Alleghany Corp.*	8,909	2,967,677
American International Group, Inc.*	192,570	5,646,152
CNO Financial Group, Inc.* (a)	121,940	964,545
Old Republic International Corp. (a)	226,404	2,660,247
White Mountains Insurance Group, Ltd.	16,348	6,868,776
Zurich Financial Services AG	14,150	3,573,814

		29,913,249

Leisure Equipment & Products—0.7%
Mattel, Inc.	175,916	4,835,931

Marine—1.1%
A.P. Moller - Maersk A.S.—Class B	854	7,379,898

Media—6.0%
British Sky Broadcasting Group plc	434,740	5,911,285
News Corp.—Class A	506,436	8,963,917
Time Warner Cable, Inc.	105,716	8,250,077
Time Warner, Inc.	215,332	7,831,625
Viacom, Inc.—Class B	101,249	5,163,699
Virgin Media, Inc. (a)	116,371	3,482,984

		39,603,587

Metals & Mining—1.3%
ThyssenKrupp AG	166,690	$8,660,213

Multi-Utilities—0.6%
GDF Suez	112,921	4,138,827

Office Electronics—1.7%
Xerox Corp.	1,049,414	10,924,400

Oil, Gas & Consumable Fuels—4.8%
BP plc	302,119	2,228,576
Marathon Oil Corp.	247,110	13,017,755
Murphy Oil Corp.	57,968	3,806,179
Prime AET&D Holdings No. 1 (144A) (b)	762,551	1
Royal Dutch Shell plc—Class A	260,764	9,271,083
Williams Cos., Inc. (The)	103,311	3,125,158

		31,448,752

Paper & Forest Products—1.7%
Domtar Corp.	33,084	3,133,717
International Paper Co.	269,715	8,042,901

		11,176,618

Pharmaceuticals—6.4%
Eli Lilly & Co.	276,898	10,391,982
Merck & Co., Inc.	327,965	11,573,885
Novartis AG	81,659	4,998,656
Pfizer, Inc.	599,308	12,345,745
Teva Pharmaceutical Industries, Ltd. (ADR)	50,121	2,416,834

		41,727,102

Real Estate—0.6%
Canary Wharf Group plc (144A)* (b)	767,618	3,715,987

Real Estate Investment Trusts—1.7%
Alexander’s, Inc. (a)	11,059	4,390,423
Weyerhaeuser Co. (a)	313,729	6,858,116

		11,248,539

Real Estate Management & Development—0.1%
Forestar Real Estate Group, Inc.* (a)	51,756	850,351

Semiconductors & Semiconductor Equipment—1.1%
LSI Corp.*	960,137	6,836,175

Software—2.9%
Microsoft Corp.	471,555	12,260,430
Nintendo Co., Ltd.	13,417	2,522,314
Symantec Corp.*	213,746	4,215,071

		18,997,815

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Tobacco—8.3%
Altria Group, Inc.	417,057	$11,014,475
British American Tobacco plc	378,015	16,588,756
Imperial Tobacco Group plc	335,830	11,178,654
Japan Tobacco, Inc.	256	986,248
Lorillard, Inc.	45,758	4,981,674
Philip Morris International, Inc.	73,378	4,899,449
Reynolds American, Inc.	136,765	5,067,143

		54,716,399

Wireless Telecommunication Services—1.5%
Vodafone Group plc	3,764,126	10,015,186

Total Common Stocks (Cost $499,521,033)		579,024,686

Loan Participation—3.4%

Commercial Banks—0.3%
CIT Group, Inc.
6.250%, 08/11/15 (c)	$1,963,709	1,978,152

Electronic Equipment—0.9%
Texas Competitive Electric Holdings Co. LLC
4.730%, 10/10/17 (c)	7,576,241	5,940,531

Media—0.8%
Clear Channel Communications, Inc.
3.836%, 01/28/16 (c)	4,097,000	3,482,450
3.836%, 01/29/16 (c)	2,059,976	1,741,911

		5,224,361

Real Estate—1.4%
Realogy Corp.
4.643%, 10/10/13 (c)	785,003	736,926
4.518%, 10/10/16 (c)	9,016,300	8,114,670
13.500%, 10/15/17	273,000	291,359

		9,142,955

Utilities—0.0%
Boston Generating LLC
4.503%, 12/21/13 (c)	1,109	391
6.500%, 12/21/13 (c)	35,464	12,501

		12,892

Total Loan Participation (Cost $22,948,670)		22,298,891

Domestic Bonds & Debt Securities—0.6%
Security Description	Shares/Par Amount	Value

Media—0.2%
Clear Channel Communications, Inc.
11.000%, 08/01/16 (a) (d)	$1,460,000	$1,299,400

Oil, Gas & Consumable Fuels—0.3%
OPTI Canada, Inc.
9.000%, 12/15/12	541,000	546,410
9.750%, 08/15/13 (a)	1,449,000	1,445,378

		1,991,788

Real Estate—0.1%
Realogy Corp. 7.875%, 02/15/19 (a)	560,000	560,000

Total Domestic Bonds & Debt Securities (Cost $3,911,335)		3,851,188

Rights—0.0%

Pharmaceuticals—0.0%
Sanofi expires 12/31/20 (Cost—$201,290)	90,671	218,517

Short-Term Investments—13.6%

Discount Notes—0.3%
Federal Home Loan Bank 0.010%, 07/01/11 (e)	$2,000,000	2,000,000

Mutual Funds—6.0%
State Street Navigator Securities Lending Prime Portfolio (f)	39,430,200	39,430,200

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $14,791,004 on 07/01/11 collateralized by $15,090,000 Federal Home Loan Bank at 0.330% due 07/16/12 with a value of $15,090,000.	$14,791,000	14,791,000

U.S. Government & Agency Discount Notes—5.0%
U.S. Treasury Bills 0.175%, 07/07/11 (a) (e)	5,000,000	4,999,995
0.148%, 08/04/11 (a) (e)	5,000,000	4,999,990
0.125%, 08/25/11 (a) (e)	10,000,000	9,999,920
0.100%, 09/22/11 (e)	5,000,000	4,999,825

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

U.S. Government & Agency Discount Notes—(Continued)
0.100%, 10/13/11 (e)	$5,000,000	$4,999,680
0.075%, 11/25/11 (e)	3,000,000	2,999,241

		32,998,651

Total Short-Term Investments (Cost $89,214,932)		89,219,851

Total Investments—105.8% (Cost $615,797,260#)		694,613,133
Other Assets and Liabilities (net)—(5.8)%		(38,029,026)

Net Assets—100.0%		$656,593,557

*	Non-income producing security.
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $615,797,260. The aggregate unrealized appreciation and depreciation of investments were $95,150,834 and $(16,334,961), respectively, resulting in a net unrealized appreciation of $78,815,873 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of June 30, 2011, the market value of securities loaned was $44,092,356 and the collateral received consisted of cash in the amount of $39,430,200 and non-cash collateral with a value of $5,429,800. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Zero coupon bond—Interest rate represents current yield to maturity.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the market value of 144A securities was $3,715,988, which was 0.6% of net assets.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of June 30, 2011 (Unaudited)
Top Ten Countries	% of Net Assets
United States	61.8
United Kingdom	10.4
Switzerland	6.7
Germany	4.9
France	2.4
Bermuda	1.4
Denmark	1.1
Spain	1.0
Japan	0.5
Norway	0.5

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio's investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,797,019	$—	$—	$2,797,019
Air Freight & Logistics	1,487,812	1,217,198	—	2,705,010
Automobiles	4,377,669	4,446,905	—	8,824,574
Beverages	14,978,719	11,190,303	—	26,169,022
Biotechnology	9,426,610	—	—	9,426,610
Building Products	5,633,463	—	—	5,633,463
Capital Markets	6,847,132	4,432,180	—	11,279,312
Chemicals	—	9,044,595	—	9,044,595
Commercial Banks	18,003,922	5,179,952	—	23,183,874
Communications Equipment	7,327,627	—	—	7,327,627
Computers & Peripherals	7,335,656	—	—	7,335,656
Diversified Financial Services	10,578,275	3,880,998	—	14,459,273
Diversified Telecommunication Services	—	7,936,319	—	7,936,319
Electric Utilities	11,049,541	6,287,102	—	17,336,643
Electrical Equipment	—	751,636	—	751,636
Electronic Equipment, Instruments & Components	4,812,509	—	—	4,812,509
Energy Equipment & Services	10,243,752	—	—	10,243,752
Food & Staples Retailing	29,303,446	1,919,637	—	31,223,083
Food Products	20,225,232	11,386,939	—	31,612,171
Health Care Equipment & Supplies	14,091,936	—	—	14,091,936
Health Care Providers & Services	21,317,151	—	—	21,317,151
Hotels, Restaurants & Leisure	—	270,145	—	270,145
Household Durables	3,796,170	—	—	3,796,170
Independent Power Producers & Energy Traders	5,418,833	—	—	5,418,833
Industrial Conglomerates	—	5,839,274	—	5,839,274
Insurance	26,339,435	3,573,814	—	29,913,249
Leisure Equipment & Products	4,835,931	—	—	4,835,931
Marine	—	7,379,898	—	7,379,898
Media	33,692,302	5,911,285	—	39,603,587
Metals & Mining	—	8,660,213	—	8,660,213
Multi-Utilities	—	4,138,827	—	4,138,827
Office Electronics	10,924,400	—	—	10,924,400

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$29,220,175	$2,228,576	$1	$31,448,752
Paper & Forest Products	11,176,618	—	—	11,176,618
Pharmaceuticals	36,728,446	4,998,656	—	41,727,102
Real Estate	—	—	3,715,987	3,715,987
Real Estate Investment Trusts	11,248,539	—	—	11,248,539
Real Estate Management & Development	850,351	—	—	850,351
Semiconductors & Semiconductor Equipment	6,836,175	—	—	6,836,175
Software	16,475,501	2,522,314	—	18,997,815
Tobacco	25,962,741	28,753,658	—	54,716,399
Wireless Telecommunication Services	—	10,015,186	—	10,015,186
Total Common Stocks	423,343,088	151,965,610	3,715,988	579,024,686
Total Loan Participation*	—	22,298,891	—	22,298,891
Total Domestic Bonds & Debt Securities*	—	3,851,188	—	3,851,188
Total Rights*	218,517	—	—	218,517
Short-Term Investments
Discount Notes	—	2,000,000	—	2,000,000
Mutual Funds	39,430,200	—	—	39,430,200
Repurchase Agreements	—	14,791,000	—	14,791,000
U.S. Government & Agency Discount Notes	—	32,998,651	—	32,998,651
Total Short-Term Investments	39,430,200	49,789,651	—	89,219,851
Total Investments	$462,991,805	$227,905,340	$3,715,988	$694,613,133

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$—	$161,934	$—	$161,934
Forward Contracts to Buy (Depreciation)	—	(17,649)	—	(17,649)
Forward Contracts to Sell (Appreciation)	—	844,179	—	844,179
Forward Contracts to Buy (Depreciation)	—	(1,379,546)	—	(1,379,546)
Total Forward Contracts	$—	$(391,082)	$—	$(391,082)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Change in Unrealized Appreciation	Balance as of June 30, 2011	Change in Unrealized Appreciation for Investments still held at June 30, 2011
Common Stocks
Oil, Gas & Consumable Fuels	$1	$—	$1	$—
Real Estate	3,327,204	388,783	3,715,987	388,783

Total	$3,327,205	$388,783	$3,715,988	$388,783

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)(b)	$679,822,133
Repurchase Agreement	14,791,000
Cash	93
Cash denominated in foreign currencies (c)	4,646,404
Receivable for investments sold	1,933,921
Receivable for shares sold	405,630
Dividends receivable	1,403,255
Interest receivable	286,505
Unrealized appreciation on forward currency contracts	1,006,113

Total assets	704,295,054

Liabilities
Payables for:
Investments purchased	5,725,687
Shares redeemed	522,004
Unrealized depreciation on forward currency contracts	1,397,195
Collateral for securities loaned	39,430,200
Accrued Expenses:
Management fees	423,269
Distribution and service fees - Class B	67,349
Administration fees	3,086
Custodian and accounting fees	44,068
Deferred trustees' fees	20,516
Other expenses	68,123

Total liabilities	47,701,497

Net Assets	$656,593,557

Net Assets Represented by
Paid in surplus	$467,837,268
Accumulated net realized gain	99,784,145
Unrealized appreciation on investments and foreign currency transacations	78,491,407
Undistributed net investment income	10,480,737

Net Assets	$656,593,557
Net Assets
Class A	$320,835,278
Class B	335,758,279
Capital Shares Outstanding*
Class A	36,997,927
Class B	38,967,902
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.67
Class B	8.62

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $601,006,260.
(b)	Includes securities loaned at value of $44,092,356.
(c)	Identified cost of cash denominated in foreign currencies was $4,582,376.

Statement of Operations

Six Months June 30, 2011 (Unaudited)

Investment Income
Dividends (a)	$11,392,837
Interest (b)	1,696,688

Total investment income	13,089,525

Expenses
Management fees	3,586,103
Administration fees	23,762
Custodian and accounting fees	150,164
Distribution and service fees - Class B	384,519
Audit and tax services	16,834
Legal	20,801
Trustees' fees and expenses	15,868
Shareholder reporting	29,938
Insurance	10,085
Miscellaneous	6,604

Total expenses	4,244,678
Less management fee waiver	(2,260)

Net expenses	4,242,418

Net investment income	8,847,107

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	117,909,984
Futures contracts	3,002,180
Foreign currency transactions	(16,832,762)

Net realized gain on investments, futures contracts and foreign currency transactions	104,079,402

Net change in unrealized appreciation (depreciation) on:
Investments	(50,110,032)
Foreign currency transactions	2,538,367

Net change in unrealized depreciation on investments, futures contracts and foreign currency transactions	(47,571,665)

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	56,507,737

Net Increase in Net Assets from Operations	$65,354,844

(a)	Net of foreign withholding taxes of $500,137.
(b)	Includes net income on securities loaned of $153,466.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase in Net Assets:
Operations
Net investment income	$8,847,107	$24,797,864
Net realized gain on investments, futures contracts and foreign currency transactions	104,079,402	69,451,007
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(47,571,665)	5,127,512

Net increase in net assets resulting from operations	65,354,844	99,376,383

Distributions to Shareholders
From net investment income
Class A	(21,606,233)	—
Class B	(8,703,947)	—
From net realized gains
Class A	(40,500,424)	(9,081,969)
Class B	(17,263,421)	(2,364,247)

Net decrease in net assets resulting from distributions	(88,074,025)	(11,446,216)

Net increase (decrease) in net assets from capital share transactions	(285,816,863)	68,118,608

Net Increase (Decrease) in Net Assets	(308,536,044)	156,048,775
Net assets at beginning of period	965,129,601	809,080,826

Net assets at end of period	$656,593,557	$965,129,601

Undistributed net investment income at end of period	$10,480,737	$31,944,360

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class A
Sales	5,528,342	$50,229,247	12,853,216	$107,215,609
Reinvestments	7,163,398	62,106,657	1,047,517	9,081,969
Redemptions	(53,271,912)	(469,825,713)	(17,388,182)	(148,343,041)

Net decrease	(40,580,172)	$(357,489,809)	(3,487,449)	$(32,045,463)

Class B
Sales	6,906,560	$62,024,927	14,155,845	$116,595,743
Reinvestments	3,012,456	25,967,368	273,957	2,364,247
Redemptions	(1,835,643)	(16,319,349)	(2,295,834)	(18,795,919)

Net increase	8,083,373	$71,672,946	12,133,968	$100,164,071

Increase (decrease) derived from capital shares transactions		$(285,816,863)		$68,118,608

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008(b)
Net Asset Value, Beginning of Period	$8.91		$8.11	$6.48	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09		0.25	0.11	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.44		0.66	1.52	(3.40)

Total From Investment Operations	0.53		0.91	1.63	(3.33)

Less Distributions
Distributions from Net Investment Income	(0.27)		—	—	(0.19)
Distributions from Net Realized Capital Gains	(0.50)		(0.11)	—	—
Distributions from Return of Capital	—		—	—	(0.00)+

Total Distributions	(0.77)		(0.11)	—	(0.19)

Net Asset Value, End of Period	$8.67		$8.91	$8.11	$6.48

Total Return (%)	5.97		11.23	25.15	(33.20)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.86	*	0.88	0.90	1.32 *
Ratio of Net Expenses to Average Net Assets (%)(c)	0.86	*	0.88	0.90	0.90 *
Ratio of Net Investment Income to Average Net Assets (%)	1.96	*	3.00	1.47	1.29 *
Portfolio Turnover Rate (%)	31.6		42.3	60.8	23.6
Net Assets, End of Period (in millions)	$320.8		$691.6	$657.6	$90.9

	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008(b)
Net Asset Value, Beginning of Period	$8.86		$8.08	$6.47	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09		0.23	0.09	0.05
Net Realized and Unrealized Gain (loss) on Investments	0.42		0.66	1.52	(3.39)

Total From Investment Operations	0.51		0.89	1.61	(3.34)

Less Distributions
Distributions from Net Investment Income	(0.25)		—	—	(0.19)
Distributions from Net Realized Capital Gains	(0.50)		(0.11)	—	—
Distributions from Return of Capital	—		—	—	(0.00)+

Total Distributions	(0.75)		(0.11)	—	(0.19)

Net Asset Value, End of Period	$8.62		$8.86	$8.08	$6.47

Total Return (%)	5.84		11.02	24.88	(33.36)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	1.11	*	1.13	1.15	1.60 *
Ratio of Net Expenses to Average Net Assets (%)(c)	1.11	*	1.13	1.15	1.15 *
Ratio of Net Investment Income to Average Net Assets (%)	2.00	*	2.84	1.27	1.05 *
Portfolio Turnover Rate (%)	31.6		42.3	60.8	23.6
Net Assets, End of Period (in millions)	$335.8		$273.6	$151.5	$31.9

*	Annualized
+	Distributions from return of capital were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.
(c)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

14

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Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Mutual Shares Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“Metlife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, Real Estate Investment Trusts (REIT), forwards transactions, Ingersoll Rand security sold adjustment, passive foreign investment companies (PFIC), deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2011 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2011 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The

17

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Franklin Mutual Advisers, LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$3,586,103	0.800%	ALL

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Effective May 1, 2011, the Adviser contractually agreed to waive a portion of the management fee through April 30, 2012. This waiver reduced the management fee to the annual rate of 0.780% of the Portfolio’s average daily net assets in excess of $1 billion. This arrangement was voluntary for the period January 1, 2011 through April 30, 2011. Amounts waived for the period ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B

0.90%	1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Effective May 1, 2011, there was no longer an expense cap for the Portfolio.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

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Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$64,778,833	$199,523,522	$97,799,730	$352,899,872

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$1,006,113	Unrealized depreciation on forward foreign currency exchange contracts	$1,397,195

Transactions in derivative instruments during the six months ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Equity	Foreign Currency Exchange	Total
Foreign currency transactions	$—	$(16,197,818)	$(16,197,818)
Futures contracts	3,002,180	—	3,002,180

	$3,002,180	$(16,197,818)	$(13,195,638)

Statement of Operations Location - Net Change in Unrealized Gain (Loss)
Foreign currency transactions		$2,520,806

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

For the six months ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(a)	Foreign Currency Risk

Foreign currency transactions	$212,172,012

(a)	Averages are based on daily activity levels during 2011.

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/10/2011	Deutsche Bank AG	379,100	CHF	$450,680	$449,944	$736

8/10/2011	State Street Corp.	163,000	CHF	193,777	195,880	(2,103)

9/15/2011	Deutsche Bank AG	1,344,329	EUR	1,948,424	1,897,279	51,145

9/15/2011	Deutsche Bank AG	74,486	EUR	107,958	106,392	1,566

9/15/2011	Deutsche Bank AG	860,000	EUR	1,246,454	1,216,539	29,915

9/15/2011	State Street Corp.	148,124	EUR	214,685	210,916	3,769

9/15/2011	State Street Corp.	79,504	EUR	115,230	114,404	826

8/12/2011	Bank of America N.A.	450,000	GBP	722,720	728,370	(5,650)

9/16/2011	Barclays Bank plc	450,000	GBP	722,407	729,450	(7,043)

10/20/2011	Bank of America N.A.	11,438,424	JPY	141,933	139,269	2,664

10/20/2011	Bank of America N.A.	11,629,629	JPY	144,305	141,946	2,359

10/20/2011	Bank of America N.A.	10,448,581	JPY	129,650	130,439	(789)

10/20/2011	Barclays Bank plc	8,497,858	JPY	105,445	105,965	(520)

10/20/2011	Deutsche Bank AG	176,994,300	JPY	2,196,221	2,145,958	50,263

10/20/2011	Deutsche Bank AG	9,092,881	JPY	112,828	112,252	576

10/20/2011	Deutsche Bank AG	3,300,000	JPY	40,948	40,467	481

10/20/2011	Deutsche Bank AG	6,932,810	JPY	86,025	85,694	331

10/20/2011	Deutsche Bank AG	6,872,299	JPY	85,274	85,612	(338)

10/20/2011	Deutsche Bank AG	15,340,000	JPY	190,345	190,965	(620)

10/20/2011	Deutsche Bank AG	9,878,500	JPY	122,576	122,216	360

8/19/2011	Deutsche Bank AG	1,135,170	NOK	210,584	205,149	5,435

8/19/2011	Deutsche Bank AG	325,000	NOK	60,290	59,996	294

8/19/2011	Deutsche Bank AG	1,040,305	NOK	192,985	192,314	671

8/19/2011	Deutsche Bank AG	1,958,600	NOK	363,337	360,408	2,929

8/19/2011	Deutsche Bank AG	807,146	NOK	149,733	146,701	3,032

8/19/2011	Deutsche Bank AG	333,800	NOK	61,923	60,055	1,868

8/19/2011	Deutsche Bank AG	729,842	NOK	135,392	133,049	2,343

8/19/2011	State Street Corp.	447,071	NOK	82,935	82,564	371

8/19/2011	State Street Corp.	789,632	NOK	146,483	147,068	(585)

Net Unrealized Appreciation						$144,286

20

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/23/2011	Barclays Bank plc	899,941	AUD	$959,816	$941,383	$(18,433)

8/23/2011	Deutsche Bank AG	666,084	AUD	710,401	693,580	(16,821)

8/23/2011	Deutsche Bank AG	240,478	AUD	256,478	253,921	(2,557)

8/23/2011	Deutsche Bank AG	240,478	AUD	256,478	253,921	(2,557)

8/23/2011	State Street Corp.	133,500	AUD	142,382	142,144	(238)

8/10/2011	Bank of America N.A.	250,000	CHF	297,204	286,994	(10,210)

8/10/2011	State Street Corp.	11,029,399	CHF	13,111,920	12,619,450	(492,470)

9/15/2011	Barclays Bank plc	1,000,000	EUR	1,449,365	1,448,750	(615)

9/15/2011	Deutsche Bank AG	18,451,284	EUR	26,742,641	26,460,986	(281,655)

9/15/2011	HSBC Bank USA N.A	19,511,471	EUR	28,279,240	27,975,547	(303,693)

8/12/2011	Bank of America N.A.	28,754,160	GBP	46,180,455	47,013,051	832,596

8/12/2011	Deutsche Bank AG	600,000	GBP	963,627	975,210	11,583

10/20/2011	Bank of America N.A.	215,284,324	JPY	2,671,339	2,612,674	(58,665)

10/20/2011	Bank of America N.A.	45,000,000	JPY	558,379	546,886	(11,493)

10/20/2011	Barclays Bank plc	16,607,200	JPY	206,069	200,000	(6,069)

10/20/2011	Deutsche Bank AG	33,210,820	JPY	412,094	400,000	(12,094)

10/20/2011	Deutsche Bank AG	24,685,800	JPY	306,312	300,000	(6,312)

10/20/2011	HSBC Bank USA N.A	16,601,400	JPY	205,997	200,000	(5,997)

10/20/2011	HSBC Bank USA N.A	12,328,500	JPY	152,977	150,000	(2,977)

10/20/2011	HSBC Bank USA N.A	5,000,000	JPY	62,042	60,736	(1,306)

10/20/2011	HSBC Bank USA N.A	61,300,000	JPY	760,636	750,223	(10,413)

8/19/2011	Barclays Bank plc	22,644,610	NOK	4,200,767	4,065,795	(134,972)

Net Unrealized Depreciation						$(535,368)

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements.

21

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Market, Credit and Counterparty Risk - continued

Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gains		Return of Capital		Total
2010	2009	2010	2009	2010	2009	2010	2009

$11,446,216	$—	$—	$—	$—	$—	$11,446,216	$—

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Post October Loss Deferrals	Total

$55,359,626	$32,691,006	$123,441,140	$—	$211,491,772

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

10. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

22

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

23

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Met Investors Series Trust MetLife Balanced Plus Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Managed by MetLife Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*

Performance

Since its May 2, 2011 inception, the Class B shares of the MetLife Balanced Plus Portfolio returned -2.20% compared to the -1.53% return of its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

Amid increasing concerns about the strength and longevity of the economic recovery—due in part to the budget impasse in the U.S., the credit crisis in Europe, and persistently sluggish employment growth—interest rates declined and the spread between the yields of Treasury securities and credit based bonds widened during the two months following the Portfolio’s inception in May. Overall, the Barclays Capital U.S. Aggregate Bond Index returned 1.0% over the period. Corporate bonds, especially those with credit ratings below investment grade, lagged treasury securities of similar maturity during the two-month period. Longer maturity bonds outperformed short maturity bonds in this period of declining interest rates.

Following a strong first four months of 2011, U.S. equities, as measured by the Standard & Poor’s 500, fell 2.8% during May and June. The main driver for this decline was a shift in the outlook for the economy in general and corporate earnings in particular. While a late June rally limited the drop, it was not enough to recover entirely. Foreign stocks, as measured by the MSCI EAFE Index, also produced a negative return of -4.2%. The U.S. equity market volatility index, also known as the VIX index, ended the period at 16.52 from the 15.99 level on the inception day of May 2, 2011 and a high of 22.73 reached in the middle of June. Interest rate volatility also moved higher over the period.

Portfolio Review/Current Positioning: Total Portfolio

The Portfolio began operations on May 2, 2011. It was composed of two distinct portions. Seventy percent (70%) of the Portfolio’s assets were invested in a variety of underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. to achieve and maintain a broad asset allocation of approximately 40% to fixed income and 30% to equities. These assets, the “Base Portion”, were managed by the Investment Committee of MetLife Advisers in the same manner it manages the standard asset allocation portfolios. Thirty percent (30%) of the assets, the “Overlay Portion”, were invested in various fixed income instruments that served as the collateral for the equity derivative instruments purchased by the Portion’s subadviser, Pacific Investment Management Company LLC (PIMCO), to keep the Portfolio’s overall volatility level within the desired range. During the initial two month period ending in June, the allocation of the Portfolio’s assets remained close to the desired split between the Base (70%) and Overlay (30%) portions. It is important to remember that the Overlay Portion is managed to keep the Portfolio’s volatility within its target range; any resulting equity exposure is a result of that process. Combining the equity exposures of the two portions, the realized equity exposure of the Portfolio ranged from approximately 50% to 68% over the course of the two month period.

In contrast to the first four months of 2011 and during most of 2010, riskier assets such as high-yield bonds and small cap stocks underperformed safer asset classes such as treasury securities and large cap stocks during May and June. Exposures to these asset classes hurt the Base Portion’s absolute performance. On a relative basis, the Base Portion had a modestly above goal exposure to foreign equities due to the holding of such stocks by its primarily domestic equity underlying portfolios. This hurt relative performance over the period. A residual cash position from the underlying equity portfolios had a modestly positive impact in a period when stocks were mostly down.

Within the fixed income segment of the Base Portion, the underlying portfolio with the greatest exposure to below investment grade bonds hurt absolute performance in May and June. The BlackRock High Yield Portfolio trailed the broad market indices for fixed income. Lower credit bonds were hurt by heightened concern about the economy. On a relative basis, all of the Base Portion’s actively managed bond portfolios trailed the broad Barclays Capital U.S. Aggregate Bond Index over the two month period because these active managers—as is usually the case—held lower exposure to treasury securities than was held by the Index. Treasury securities outperformed all other sectors during the two month period.

While all of the Base Portion’s equity underlying portfolios were negative for the two month period, their relative performance varied. The domestic portfolios that held up better than the market over the period were the Legg Mason ClearBridge Aggressive Growth Portfolio and the Loomis Sayles Small Cap Growth Portfolio. The Harris Oakmark International Portfolio and the MFS® Research International Portfolio outperformed the foreign equity benchmark and contributed to relative performance. The two small cap value portfolios, Third Avenue Small Cap Value Portfolio and Dreman Small Cap Value Portfolio were among the biggest detractors, which should not be surprising since the Russell 2000 Value Index had the worst returns among the market segments.

Tactical equity positioning in the Overlay Portion detracted from performance as equity markets remained volatile on mixed economic and political data released. In regards to the fixed income collateral performance, an overall underweight to duration detracted from returns as rates fell on worries of a global economic slowdown. Modest exposure to financials detracted from performance as the sector underperformed like-duration Treasuries.

In regards to portfolio positioning, equity exposure in the Overlay Portion managed by PIMCO ranged between 20 and 38 percent during the period. Even with the rising level of volatility in equity market and interest rates, the VIX ended the period at relatively low levels. The fixed income collateral of the portfolio had a duration of 9.07 years, which is a modest underweight relative to the 9.91 years of duration of the benchmark. This is consistent with PIMCO’s views that yields were at historically low levels. Additionally, the duration exposure is predominantly obtained through Treasury securities and modest exposure is obtained through corporate bonds and money market futures, as PIMCO remained focused on the front-end of the yield curve.

1

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Managed by MetLife Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary* (continued)

Investment Committee

MetLife Advisers, LLC

The overlay portion of the Portfolio is subadvised by:

Pacific Investment Management Company LLC

Vineer Bhansali, Ph.D., Managing Director

Steve A. Rodosky, Managing Director

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as June 30, 2011 and are subject to change at any time based upon an economic, market, or other conditions. Neither MetLife Advisers nor the subadvisory firm undertakes any obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2011

Top Holdings

% of Net Assets
U.S. Treasury Bonds	12.6
PIMCO Total Return Portfolio (Class A)	10.5
BlackRock Bond Income Portfolio (Class A)	10.4
U.S. Treasury Bonds	7.6
MFS® Research International Portfolio (Class A)	5.0
Harris Oakmark International Portfolio (Class A)	5.0
Met/Franklin Low Duration Total Return Portfolio (Class A)	3.5
Western Asset Management U.S. Government Portfolio (Class A)	3.5
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	3.5
Artio International Stock Portfolio (Class A)	2.1

Top Sectors

% of Market Value of Total Investments
Affiliated Investment Companies	70.7
U.S. Treasury & Government Agencies	22.6
Cash & Equivalents	6.3
Domestic Bonds & Debt Securities	0.4

2

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

MetLife Balanced Plus Portfolio managed by
MetLife Advisers, LLC and Pacific Investment Management Company LLC vs. Dow Jones Moderate Index1

Cumulative Return[2] (for the period ended June 30, 2011)
Since Inception[3]
MetLife Balanced Plus Portfolio—Class B	-2.20%
Dow Jones Moderate Index[1]	-1.53%

1The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2“Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 5/2/11. Index returns are based on an inception date of 5/2/11.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 2, 2011 through June 30, 2011.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 2, 2011**	Ending Account Value June 30, 2011	Expenses Paid During Period*** May 2, 2011 to June 30, 2011

Class B(a)(b)(c)
Actual	1.03%	$1,000.00	$978.00	$1.70
Hypothetical*	1.03%	1,000.00	1,006.64	1.73

*   Hypothetical assumes a rate of return of 5% per year before expenses.

**  Commencement of operations—May 2, 2011.

*** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (60 days) in the most recent fiscal period, divided by 365 (to reflect the two month period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

(c) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 to the Financial Statements.

4

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Affiliated Investment Companies—70.3% of Net Assets

Security Description	Shares	Value

Artio International Stock Portfolio (Class A) (a)	1,268,193	$12,707,299
BlackRock Bond Income Portfolio (Class A) (a)	580,469	61,819,999
BlackRock High Yield Portfolio (Class A) (b)	971,838	8,241,184
BlackRock Legacy Large Cap Growth Portfolio (Class A) (a)	149,648	4,193,142
Clarion Global Real Estate Portfolio (Class A) (b)	797,534	8,382,080
Dreman Small Cap Value Portfolio (Class A) (b)	700,190	10,488,849
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	931,986	12,609,769
Harris Oakmark International Portfolio (Class A) (b)	2,040,322	29,401,037
Invesco Small Cap Growth Portfolio (Class A) (b)*	667,018	10,625,601
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (b)	500,359	4,258,055
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	966,019	10,693,826
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	22,523	4,181,445
Met/Dimensional International Small Company Portfolio (Class A) (a)	513,198	8,359,988
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	803,740	8,278,525
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)*	2,073,859	20,717,852
Met/Templeton International Bond Portfolio (Class A) (b)	1,021,701	12,505,616
MFS® Emerging Markets Equity Portfolio (Class A) (b)	729,296	8,394,193
MFS® Research International Portfolio (Class A) (b)	2,739,514	29,477,170
MFS® Value Portfolio (Class A) (a)	324,871	4,168,099
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	327,513	4,241,289
Neuberger Berman Genesis Portfolio (Class A) (a)	336,440	4,245,874
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	1,108,028	12,465,311
PIMCO Total Return Portfolio (Class A) (b)	5,140,747	62,151,635
Third Avenue Small Cap Value Portfolio (Class A) (b)	689,022	10,535,144

Van Eck Global Natural Resources Portfolio (Class A) (a)	514,429	$8,488,087
Van Kampen Comstock Portfolio (Class A) (b)	419,953	4,195,330
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,627,236	20,633,350
Western Asset Management U.S. Government Portfolio (Class A) (a)	1,749,908	20,666,408

Total Affiliated Investment Companies (Cost $414,109,727)		417,126,157

U.S. Treasury & Government Agencies—22.5%

U.S. Treasury
U.S. Treasury Bonds
6.250%, 08/15/23	$58,700,000	74,475,625
5.500%, 08/15/28	4,200,000	4,986,190
5.375%, 02/15/31	38,600,000	45,246,457
U.S. Treasury Strip Principal (c) (d)
2.963%, 11/15/27	17,500,000	8,675,712

Total U.S. Treasury & Government Agencies (Cost $135,733,483)		133,383,984

Domestic Bonds & Debt Securities — 0.4%

Diversified Financial Services — 0.4%
Bank of America Corp. 1.693%, 01/30/14 (e)	1,000,000	1,003,060
Citigroup, Inc. 1.733%, 01/13/14 (e)	1,000,000	1,007,186
Morgan Stanley 1.874%, 01/24/14 (e)	500,000	503,889

Total Domestic Bonds & Debt Securities (Cost $2,525,255)		2,514,135

Collateralized Mortgage Obligations—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4 Class A3 4.106%, 07/15/46(144A)
Total Collateralized Mortgage Obligations (Cost $101,000)	100,000	99,860

Purchased Options—0.0%
S&P 500 Index 500 Put (Counterparty—Credit Suisse Group AG)
Total Purchased Options (Cost $2,417)	22,000	2,417

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Short-Term Investments—6.2% of Net Assets

Security Description	Par Amount	Value

Repurchase Agreements—6.2%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $2,500,001 on 07/01/11 collateralized by $1,980,000 U.S. Treasury Inflation Index Note at 0.875% due 07/15/15 with a value of $2,545,092.	$2,500,000	$2,500,000
Credit Suisse Securities (USA) LLC, Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $15,800,004 on 07/01/11 collateralized by $16,118,000 U.S. Treasury Note at 3.125% due 05/15/21 with a value of $16,133,111.	15,800,000	15,800,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $11,107,003 on 07/01/11 collateralized by $10,705,000 Federal Home Loan Bank at 3.500% due 03/08/13 with a value of $11,333,919.	11,107,000	11,107,000
JPMorgan Securities LLC, Repurchase Agreement dated 06/30/11 at 0.040% to be repurchased at $7,500,008 on 07/01/11 collateralized by $6,811,000 Freddie Mac at 4.375% due 07/17/15 with a value of $7,700,121.	7,500,000	7,500,000

Total Short-Term Investments (Cost $36,907,000)		36,907,000

Total Investments—99.4% (Cost $589,378,882#)		590,033,553
Other Assets and Liabilities (net)—0.6%		3,383,925

Net Assets — 100.0%		$593,417,478

*	Non-income producing security.
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $589,378,882. The aggregate unrealized appreciation and depreciation of investments were $3,488,153 and $(2,833,482), respectively, resulting in a net unrealized appreciation of $654,671 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the market value of 144A securities was $99,860, which was 0.0% of net assets
(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	Principal only security.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$417,126,157	$—	$—	$417,126,157
U.S. Treasury & Government Agencies*	—	133,383,984	—	133,383,984
Total Domestic Bonds & Debt Securities*	—	2,514,135	—	2,514,135
Collateralized Mortgage Obligations	—	99,860	—	99,860
Purchased Options	—	2,417	—	2,417
Total Short-Term Investments*	—	36,907,000	—	36,907,000
Total Investments	$417,126,157	$172,907,396	$—	$590,033,553

Futures Contracts**
Futures Contracts Long (Appreciation)	$4,871,091	$—	$—	$4,871,091
Total Futures Contracts	$4,871,091	$—	$—	$4,871,091

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$553,126,553
Repurchase Agreement	36,927,000
Receivable for shares sold	15,103,449
Net variation margin on financial futures contracts	1,576,800
Interest receivable	2,253,478

Total assets	608,987,280

Liabilities
Due to Adviser	22,481
Due to custodian	16,802
Payables for:
Investments purchased	15,324,187
Shares redeemed	344
Accrued Expenses:
Management fees	67,536
Distribution and service fees - Class B	75,460
Administration fees	3,710
Custodian and accounting fees	18,510
Other expenses	40,772

Total liabilities	15,569,802

Net Assets	$593,417,478

Net Assets Represented by
Paid in surplus	$591,691,344
Accumulated net realized loss	(3,851,105)
Unrealized appreciation on investments and futures contracts	5,525,762
Undistributed net investment income	51,477

Net Assets	$593,417,478
Net Assets
Class B	$593,417,478
Capital Shares Outstanding*
Class B	60,662,027
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $552,471,882.

Statement of Operations

Period Ended June 30, 2011* (Unaudited)

Investment Income
Interest	$291,109

Total investment income	291,109

Expenses
Management fees	105,990
Administration fees	5,187
Custodian and accounting fees	18,510
Distribution and service fees - Class B	92,166
Audit and tax services	16,359
Legal	19,585
Trustees’ fees and expenses	4,770
Shareholder reporting	2,175
Insurance	119
Organizational expense	744
Miscellaneous	2,481

Total expenses	268,086
Less management fee waiver	(23,502)
Less expenses reimbursed by the Adviser	(4,952)

Net expenses	239,632

Net investment income	51,477

Net Realized and Unrealized (Loss) on Investments and Futures Contracts
Net realized loss on:
Investments	(1,109)
Futures contracts	(3,849,996)

Net realized loss on investments and futures contracts	(3,851,105)

Net change in unrealized appreciation on:
Investments	654,671
Futures contracts	4,871,091

Net change in unrealized appreciation on investments and futures contracts	5,525,762

Net realized and unrealized gain on investments and futures contracts	1,674,657

Net Increase in Net Assets from Operations	$1,726,134

*	Commencement of operations—5/2/2011.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Statement of Changes in Net Assets

June 30, 2011 (Unaudited)

Period Ended June 30, 2011* (Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$51,477
Net realized loss on investments and futures contracts	(3,851,105)
Net change in unrealized appreciation on investments and futures contracts	5,525,762

Net increase in net assets resulting from operations	1,726,134

Net increase in net assets from capital share transactions	591,691,344

Net Increase in Net Assets	593,417,478

Net assets at end of period	$593,417,478

Undistributed net investment income at end of period	$51,477

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Period Ended June 30, 2011* (Unaudited)
	Shares	Value
Class B
Sales	61,685,822	$601,571,890
Redemptions	(1,023,795)	(9,880,546)

Net increase	60,622,027	$591,691,344

Increase derived from capital shares transactions		$591,691,344

*	Commencement of operations—5/2/2011.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Financial Highlights

Selected per share data
	Class B
	Period Ended June 30, 2011(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(a)	0.00	+
Net Realized and Unrealized loss on Investments	(0.22)

Total From Investment Operations	(0.22)

Net Asset Value, End of Period	$9.78

Total Return (%)	(2.20)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)(c)	0.73	*
Ratio of Net Expenses to Average Net Assets (%)(d)(e)	0.65	*
Ratio of Net Investment Income to Average Net Assets (%)	0.14	*
Portfolio Turnover Rate (%)	0.0
Net Assets, End of Period (in millions)	$593.4

*	Annualized.
+	Net investment income rounds to less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—5/2/2011.
(c)	See Note 3 of the Notes to Financial Statements.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Balanced Plus Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

The Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (“Underlying Portfolios”) and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for equity derivative instruments, primarily stock index futures.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies, including Underlying Portfolios, are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

11

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns will remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the

12

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets of the Overlay Portion of the Portfolio.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser (Overlay Portion managed by PIMCO) for the period ended June 30, 2011	% per annum	Average Daily Net Assets of the Overlay Portion

$80,184	0.725%	First $250 Million

	0.700%	$250 Million to $750 Million

	0.675%	$750 Million to $1 Billion

	0.650%	Over $1 Billion

13

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Management Fees earned by the Adviser (Base Portion managed by MLA) for the period ended June 30, 2011	% per annum	Average Daily Net Assets of the Base Portion

$25,806	0.100%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.050%	Over $1 Billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays MLA a management fee through its investment in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive 50% of its subadvisory fee through July 31, 2011. Also through July 31, 2011, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Amounts waived for the period ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2012. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement	Expenses Deferred in
2011
Subject to repayment until December 31,
Class B	2016

0.65%	$4,952

As of June 30, 2011, there were no expenses repaid to the Adviser in accordance with the Expense Limitation Agreement. Amounts waived for the period ended June 30, 2011 are shown as expenses reimbursed by the Adviser in the Statement of Operations.

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred. As of June 30, 2011, there was $4,952 in expense deferrals eligible for recoupment by the Adviser.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

14

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$135,700,359	$416,806,292	$—	$—

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying instrument.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Interest Rate	Unrealized appreciation on futures contracts*	$58,515	Unrealized depreciation on futures contracts*	$—

Equity	Investment at value(a)	2,417	Investment at value(a)	$—

	Unrealized appreciation on futures contracts*	4,812,576	Unrealized depreciation on futures contracts*	$—

Total		$4,873,508		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

Transactions in derivative instruments during the period ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Equity	Interest Rate	Total

Futures contracts	$(3,849,996)	$—	$(3,849,996)

Investment at value(a)	(1,109)	—	(1,109)

	$(3,851,105)	$—	$(3,851,105)

Statement of Operations Location - Net Change in Unrealized Gain (Loss)

Futures contracts	$58,515	$4,812,576

(a)	Includes options purchased which are part of investments as shown in the Statement of Assets of Liabilities and change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.

For the period ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(b)	Equity Risk	Interest Rate Risk

Futures contracts	124,685,225	42,730,175

Options purchased	18,375	—

(b)	Averages are based on daily activity levels during 2011.

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MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Futures Contracts

The futures contracts outstanding as of June 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

S&P 500 E Mini Index Futures	09/16/2011	2,785	$178,370,799	$183,183,375	$4,812,576

90 Day Euro Dollar Futures	06/18/2012	172	42,677,035	42,735,550	58,515

Net Unrealized Appreciation					$4,871,091

7. Transactions in Securities of Affiliated Issuer

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period from May 2, 2011 (commencement of operations) through June 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of shares held at May 2, 2011*	Shares purchased	Shares sold	Number of shares held at June 30, 2011

Artio International Stock	—	1,268,193	—	1,268,193

BlackRock Bond Income	—	580,469	—	580,469

BlackRock High Yield	—	971,838	—	971,838

BlackRock Legacy Large Cap Growth	—	149,648	—	149,648

Clarion Global Real Estate	—	797,534	—	797,534

Dreman Small Cap Value	—	700,190	—	700,190

Goldman Sachs Mid Cap Value	—	931,986	—	931,986

Harris Oakmark International	—	2,040,322	—	2,040,322

Invesco AIM Small Cap Growth	—	667,018	—	667,018

Legg Mason ClearBridge Aggressive Growth	—	500,359	—	500,359

Loomis Sayles Small Cap Growth	—	966,019	—	966,019

Met/Artisan Mid Cap Value	—	22,523	—	22,523

Met/Dimensional International Small Company	—	513,198	—	513,198

Met/Eaton Vance Floating Rate	—	803,740	—	803,740

Met/Franklin Low Duration Total Return	—	2,073,859	—	2,073,859

Met/Templeton International Bond	—	1,021,701	—	1,021,701

MFS® Emerging Markets Equity	—	729,296	—	729,296

MFS® Research International	—	2,739,514	—	2,739,514

MFS® Value	—	324,871	—	324,871

Morgan Stanley Mid Cap Growth	—	327,513	—	327,513

Neuberger Berman Genesis	—	336,440	—	336,440

PIMCO Inflation Protected Bond	—	1,108,028	—	1,108,028

PIMCO Total Return	—	5,140,747	—	5,140,747

Third Avenue Small Cap Value	—	689,022	—	689,022

Van Eck Global Natural Resources	—	514,429	—	514,429

Van Kampen Comstock	—	419,953	—	419,953

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MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Transactions in Securities of Affiliated Issuer - continued

Underlying Portfolio (Class A)	Number of shares held at May 2, 2011*	Shares purchased	Shares sold	Number of shares held at June 30, 2011

Western Asset Management Strategic Bond Opportunities	—	1,627,236	—	1,627,236

Western Asset Management U.S. Government	—	1,749,908	—	1,749,908

*	Commencement of Operations

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2011

Artio International Stock	$—	$—	$—	$12,707,299

BlackRock Bond Income	—	—	—	61,819,999

BlackRock High Yield	—	—	—	8,241,184

BlackRock Legacy Large Cap Growth	—	—	—	4,193,142

Clarion Global Real Estate	—	—	—	8,382,080

Dreman Small Cap Value	—	—	—	10,488,849

Goldman Sachs Mid Cap Value	—	—	—	12,609,769

Harris Oakmark International	—	—	—	29,401,037

Invesco AIM Small Cap Growth	—	—	—	10,625,601

Legg Mason ClearBridge Aggressive Growth	—	—	—	4,258,055

Loomis Sayles Small Cap Growth	—	—	—	10,693,826

Met/Artisan Mid Cap Value	—	—	—	4,181,445

Met/Dimensional International Small Company	—	—	—	8,359,988

Met/Eaton Vance Floating Rate	—	—	—	8,278,525

Met/Franklin Low Duration Total Return	—	—	—	20,717,852

Met/Templeton International Bond	—	—	—	12,505,616

MFS® Emerging Markets Equity	—	—	—	8,394,193

MFS® Research International	—	—	—	29,477,170

MFS® Value	—	—	—	4,168,099

Morgan Stanley Mid Cap Growth	—	—	—	4,241,289

Neuberger Berman Genesis	—	—	—	4,245,874

PIMCO Inflation Protected Bond	—	—	—	12,465,311

PIMCO Total Return	—	—	—	62,151,635

Third Avenue Small Cap Value	—	—	—	10,535,144

Van Eck Global Natural Resources	—	—	—	8,488,087

Van Kampen Comstock	—	—	—	4,195,330

Western Asset Management Strategic Bond Opportunities	—	—	—	20,633,350

Western Asset Management U.S. Government	—	—	—	20,666,408

	$—	$—	$—	$417,126,157

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MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio and the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio and the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio or the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio and the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Portfolio or the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio and the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Portfolio and the Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s and the Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

10. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

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Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

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MetLife Balanced Plus Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2011, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the applicable investment sub-advisory agreements (each a “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and the investment sub-advisers (each a “Subadviser”, and collectively, the “Subadvisers”) for certain new series of the Trust, including the MetLife Balanced Plus Portfolio (each a “Portfolio,” and collectively, the “Portfolios”).1

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadvisers relating to each Portfolio, the Adviser and each Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds if available, performance information for relevant benchmark indices, as applicable, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadvisers under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadvisers, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also had previously received presentations from the Adviser with respect to the Managed Risk Portfolios at the August 3-4, 2010 and the November 9-10, 2010 Board meetings. The Board also further discussed the Managed Risk Portfolios with the Adviser on January 19, 2011, and received presentations regarding the Managed Risk Portfolios from the Subadvisers on January 26, 2011 and January 28, 2011 during which representatives of the Adviser and the Subadvisers responded to questions from the Independent Trustees. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Adviser and the Subadvisers; (2) the performance of comparable funds or accounts managed by the Subadvisers as compared to appropriate indices, to the extent available; (3) the Adviser’s and each of the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadvisers; (5) the level and method of computing each Portfolio’s proposed advisory and subadvisory fees; (6) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadvisers under the Sub-Advisory Agreements; (7) any “fall-out” benefits to the Adviser, the Subadvisers and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadvisers or their affiliates from the Adviser’s or Subadvisers’ relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolios, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolios, including the provision of investment advisory services to the MetLife Balanced Plus Portfolio, the selection of the Subadvisers for the other Portfolios and oversight of the Subadvisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, its risk management processes, and the implementation of Board directives as they relate to the Portfolios. The Adviser’s role in coordinating the activities of the Portfolios’ other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the MetLife Balanced Plus Portfolio and of the personnel who would be overseeing the Subadvisers of the other Portfolios and compliance with each Portfolio’s investment restrictions, tax and other requirements. The Board also considered that an Investment Committee, consisting of investment professionals from across MetLife, will meet at least quarterly to review the asset allocations of the MetLife Balanced Plus Portfolio. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolios’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to each Portfolio. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other Portfolios of the Trust.

1 At the February 14-15, 2011 meeting, the Board also approved Agreements with respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, Pyramis® Government Income Portfolio (together with the MetLife Balanced Plus Portfolio, the “Managed Risk Portfolios”), Met/Franklin Low Duration Total Return Portfolio and T. Rowe Price Large Cap Value Portfolio.

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MetLife Balanced Plus Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadvisers in connection with marketing activities.

With respect to the services to be provided by the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information presented throughout the past year for those Subadvisers currently sub-advising existing Portfolios of the Trust. The Board considered each Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadviser’s investment and compliance personnel who would be providing services to the Portfolios. The Board also considered, among other things, each Subadviser’s compliance program and its disciplinary history, and its risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolios.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities would include the development and maintenance of an investment program for the applicable Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

Performance. The Board took into account that the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio and MetLife Balanced Plus Portfolio utilize relatively unique investment strategies designed to manage volatility and noted the unavailability of comparable performance information for these types of strategies. With respect to the Pyramis® Government Income Portfolio, however, the Board considered the performance of a comparable fund managed by that Subadviser. The Board also considered the performance of other funds or accounts managed by the Subadvisers to the extent such information was relevant.

As discussed above with respect to the MetLife Balanced Plus Portfolio, the Board noted that no comparable performance data was available due to the fact that the Portfolio’s proposed strategy is highly customized, and because there is no equivalent fund or composite for which it will be patterned after. The Board took into account, however, the Adviser’s past performance in managing other asset allocation portfolios, as well as the Subadviser’s performance in managing a strategy similar to the sleeve it would be managing for the Portfolio.

Fees and expenses. The Board gave substantial consideration to the proposed management fees payable under the Advisory Agreement and the proposed subadvisory fees payable under each of the Sub-Advisory Agreements. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by each Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing each Portfolio’s proposed fee. In addition, the Board considered each Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff. With respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio, the Board took into account the limited usefulness of the peer groups in which the Portfolios were included for comparative purposes. In comparing each Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fees for the Portfolios would be paid by the Adviser, not the Portfolios, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with each Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by each Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

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MetLife Balanced Plus Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

With respect to the MetLife Balanced Plus Portfolio, the Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was above the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were above the median of the peer group. The Board took into account management’s discussion of the Portfolio’s estimated expenses and noted the small size of the peer group. The Board also noted that the Subadviser had agreed to waive a portion of its subadvisory fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the amount of the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to each Portfolio. With respect to the MetLife Balanced Plus Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Adviser and its affiliates with regard to the other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the “Underlying Portfolios”) in which the Portfolio may invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the product. The Board concluded after extensive discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadvisers and their affiliates of their relationships with the Portfolios, the Board noted that the proposed subadvisory fees under the Sub-Advisory Agreements would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreements were negotiated at arm’s length and that the proposed subadvisory fees would be paid by the Adviser than on the Subadvisers’ anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolios’ growth in size on their performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fees would be paid by the Adviser out of the management fees. The Board considered the fact that the Portfolios’ fee levels decline as portfolio assets increase. The Board also noted that if the Portfolios’ assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolios, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolios are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Adviser to the Portfolios.

The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadvisers and their affiliates by virtue of the Subadvisers’ relationships to the Portfolios were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Subadvisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadvisers’ affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or a Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the advisory fee to be paid to the Adviser for the MetLife Balanced Plus Portfolio and concluded that the advisory fee to be paid to the Adviser with respect to the Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the Underlying Portfolios in which the Portfolio invests and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Portfolio and those of the Underlying Portfolios.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information

23

MET INVESTORS SERIES TRUST

MetLife Balanced Plus Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to each Portfolio.

24

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Met Investors Series Trust PIMCO Inflation Protected Bond Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class A, B, and E shares of the PIMCO Inflation Protected Bond Portfolio returned 5.31%, 5.13% and 5.17%, respectively, compared to its benchmark, the Barclay’s Capital U.S. TIPS Index1, which returned 5.81%.

Market Environment/Conditions

Concern about political unrest across the Middle East/North Africa, the strongest earthquake on record in Japan, and the sovereign debt crisis in the Eurozone sparked a flight to safety and boosted demand for Treasuries and Treasury Inflation-Protected Securities (TIPS) during the first half of the year. During the first half of 2011, TIPS gained 5.81 percent year-to-date, as represented by the Barclays Capital U.S. TIPS Index. TIPS also outperformed their nominal Treasury bond counterparts as 10-year breakeven inflation levels widened (i.e. the difference between nominal and real yields), or nominal yields declined less than real yields. The real yield curve ended the first half of the year steeper as 2-year TIPS yields fell 18 basis points while 30-year TIPS yields fell 9 basis points.

The TIPS rally stalled late during the final days of the first half of the year as Greece’s parliament approved austerity measures, easing concerns (at least temporarily) about the potential for the Euro area’s first sovereign default. In addition, U.S. manufacturing businesses unexpectedly expanded at a faster pace in June, suggesting that the supply chain disruption from the Japanese earthquake was easing.

Another indicator that raised hopes for stronger growth in the second half of 2011 was falling commodity prices. Lower retail fuel prices relieved some stress on consumers coping with an official unemployment rate over 9 percent and continued weakness in residential property markets. On June 30 the Federal Reserve (Fed) ended its $600 billion program of buying Treasuries, including TIPS, known as QE2, and indicated its intent to continue buying Treasuries with proceeds from maturing debt on its $2.9 trillion balance sheet. The Fed also reiterated its “extended period” language for a near-zero federal funds rate.

Portfolio Review/Current Positioning

The Portfolio’s underweight to Treasury Inflation-Protected Securities (TIPS) detracted from performance as the sector outperformed Treasuries. A steepening bias added to performance as the nominal yield curve steepened; the 2-year yield fell 14 basis points while the 30-year rose 4 basis points. Additionally, exposure to Australian inflation-linked bonds (ILBs) added to performance during the period as real yields declined on slower growth prospects due to economic linkages with China. A modest exposure to commercial mortgage-backed securities added to returns as spreads on these securities tightened. Additionally, an overweight to bonds of banks, finance companies, and life insurers, which gained amid improving balance sheets and higher profits, added to performance. An emerging markets (EM) emphasis, especially to EM corporates in Russia, also added to performance. Finally, exposure to a basket of emerging market currencies added to returns as these currencies appreciated versus the U.S. dollar.

At period end, the Portfolio was underweight U.S. duration via TIPS given low real yields, however, overweight long-dated issues to capture relatively higher real yields in addition to attractiveness from “rolling down” a steep yield curve. The Portfolio also maintained positions in nominal money market futures where markets are pricing in more Fed tightening than we foresee. This offers potential to gain by “rolling down” the steep short maturity nominal curve. The Portfolio has also been diversifying its core exposure with allocations to ILBs in Australia, which offer relatively high real yields. Australia exhibits high quality real yields given favorable fiscal dynamics. The Portfolio also maintained exposure to German Bunds against core European linkers, especially France where inflation is expected to slow. In the spread sector space, the Portfolio continued to hold non-Agency mortgages and commercial mortgage-backed securities (CMBS) that have senior positions in the capital structure as another source of attractive yield. The Portfolio also included exposure to high grade corporates, especially U.S. banking and financial credits, where valuations and fundamentals remain compelling versus their counterparts in Europe and the broader corporate market. The Portfolio also included holdings of corporate and quasi-sovereign bonds in high quality EM countries and maintained exposure to relatively high nominal and real local interest rates in Brazil. Finally, the Portfolio invests in relatively high yielding, high quality EM currencies.

Mihir P. Worah

Managing Director

Pacific Investment Management Company LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not

1

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary* (continued)

reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2011

Top Issuers
% of Net Assets
U.S. Treasury Inflation Indexed Bond	43.3
U.S. Treasury Inflation Index Note	38.5
Japan Treasury Bills	4.0
Italy Buoni Poliennali Del Tesoro	3.0
Royal Bank of Scotland plc	2.5
SLM Student Loan Trust	1.9
Westpac Banking Corp.	1.7
Citigroup, Inc.	1.5
Freddie Mac	1.5
Commonwealth Bank of Australia	1.3

Top Sectors
% of Market Value of Total Investments
U.S. Treasury & Government Agencies	59.7
Domestic Bonds & Debt Securities	20.7
Foreign Bonds & Debt Securities	6.9
Mortgage Backed Securities	6.0
Asset Backed Securities	4.4
Cash & Equivalents	1.5
Loan Participation	0.7
Municipals	0.1

2

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

PIMCO Inflation Protected Bond Portfolio managed by

Pacific Investment Management Company LLC vs. Barclays Capital U.S. TIPS Index1

	Average Annual Return[2] (for the six months ended June 30, 2011)
	6 Month	1 Year	5 Year	Since Inception[3]
PIMCO Inflation Protected Bond Portfolio—Class A	5.31%	7.85%	7.22%	6.29%
Class B	5.13%	7.59%	6.95%	6.02%
Class E	5.17%	7.73%	7.06%	6.89%
Barclays Capital U.S. TIPS Index[1]	5.81%	7.74%	6.91%	6.06%

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index Securities.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A and Class B shares is 5/1/03. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 5/1/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class A
Actual	0.50%	$1,000.00	$1,053.10	$2.55
Hypothetical*	0.50%	1,000.00	1,022.32	2.51

Class B
Actual	0.75%	$1,000.00	$1,051.30	$3.81
Hypothetical*	0.75%	1,000.00	1,021.08	3.76

Class E
Actual	0.65%	$1,000.00	$1,051.70	$3.31
Hypothetical*	0.65%	1,000.00	1,021.57	3.26

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—86.8% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—2.1%
Fannie Mae 15 Yr. Pool
4.500%, 04/01/23	$2,408,306	$2,561,220
4.500%, 04/01/24	10,836,356	11,524,403
Fannie Mae 30 Yr. Pool
5.500%, 12/01/36	2,910,811	3,156,968
Fannie Mae ARM Pool
2.680%, 11/01/34 (a)	2,104,252	2,218,801
1.495%, 07/01/44 (a)	44,173	44,206
1.495%, 09/01/44 (a)	72,996	73,082
Fannie Mae REMICS
0.336%, 08/25/34 (a)	229,604	221,022
0.986%, 02/25/36 (a)	804,041	804,188
0.246%, 12/25/36 (a)	172,440	170,223
0.246%, 07/25/37 (a)	1,934,090	1,908,148
0.566%, 07/25/37 (a)	230,306	231,198
0.866%, 02/25/41 (a)	12,404,648	12,432,793
Fannie Mae Whole Loan
0.536%, 05/25/42 (a)	173,186	173,522
5.950%, 02/25/44	199,865	201,890
Freddie Mac ARM Non-Gold Pool
2.489%, 01/01/34 (a)	195,150	204,248
Freddie Mac REMICS
0.587%, 03/15/17 (a)	54,331	54,345
0.417%, 02/15/19 (a)	4,979,041	4,982,045
0.337%, 10/15/20 (a)	1,788,745	1,786,131
0.537%, 12/15/30 (a)	96,577	96,655
0.637%, 08/15/33 (a)	13,096,406	13,147,489
Ginnie Mae
0.486%, 03/20/37 (a)	14,216,978	14,168,155

		70,160,732

Federal Agencies—2.9%
Fannie Mae REMICS
2.524%, 05/25/35 (a)	1,069,905	1,114,758
Federal Home Loan Mortgage Corp.
0.146%, 03/21/13 (a)	50,300,000	50,322,668
Federal National Mortgage Association
1.250%, 03/14/14	10,700,000	10,823,424
6.000%, 03/09/20	10,100,000	10,204,848
5.375%, 04/11/22	1,700,000	1,759,322
6.280%, 06/15/27	1,000,000	1,024,257
Freddie Mac Structured Pass Through Securities
0.446%, 08/25/31 (a)	91,955	89,410

Federal Agencies—(Continued)
1.484%, 10/25/44 (a)	$5,577,914	$5,605,420
1.495%, 02/25/45 (a)	1,658,506	1,638,564
NCUA Guaranteed Notes
Series 2010-R1 Class 1A 0.635%, 10/07/20 (a)	5,979,608	5,990,850
Series 2010-R3 Class 2A 0.745%, 12/08/20 (a)	6,959,703	6,999,373

		95,572,894

U.S. Treasury—81.8%
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/25	142,919,653	164,491,660
2.000%, 01/15/26 (b)	88,289,080	96,607,589
2.375%, 01/15/27	120,101,058	137,177,987
1.750%, 01/15/28 (b)	133,132,559	139,560,332
3.625%, 04/15/28	122,222,706	161,171,660
2.500%, 01/15/29 (b)	90,995,278	105,881,560
3.875%, 04/15/29 (b)	144,176,304	197,825,605
3.375%, 04/15/32	2,153,577	2,853,657
2.125%, 02/15/40	19,558,392	21,326,295
2.125%, 02/15/41	85,917,380	93,535,846
U.S. Treasury Inflation Indexed Notes 3.375%, 01/15/12	139,681,536	142,747,965
3.000%, 07/15/12	217,597,804	227,117,707
2.000%, 01/15/16	14,614,539	16,251,820
2.000%, 04/15/12	101,095,214	103,330,328
0.625%, 04/15/13	26,276,601	27,066,949
1.875%, 07/15/13	32,810,972	34,882,165
2.000%, 01/15/14	243,691,719	262,692,118
1.250%, 04/15/14	71,310,003	75,694,427
2.000%, 07/15/14	72,884,278	79,529,283
1.625%, 01/15/15	50,283,947	54,573,821
0.125%, 04/15/16	34,533,930	35,335,221
2.375%, 01/15/17	99,301,222	113,374,092
2.625%, 07/15/17	126,412,468	147,171,797
1.625%, 01/15/18	48,192,517	53,041,889
1.375%, 07/15/18	5,839,400	6,345,787
1.375%, 01/15/20 (b)	80,027,657	85,892,164
1.250%, 07/15/20 (b)	94,604,660	100,162,684
1.125%, 01/15/21	30,940,091	32,158,357

		2,717,800,765

Total U.S. Treasury & Government Agencies (Cost $2,856,719,624)		2,883,534,391

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—30.1%

Security Description	Par Amount	Value

Beverages—0.3%
DanFin Funding, Ltd. 0.976%, 07/16/13 (144A) (a)	$11,600,000	$11,638,253

Capital Markets—4.7%
ABN Amro Bank N.V. 2.043%, 01/30/14 (144A) (a)	13,800,000	13,789,465
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,685,409
Goldman Sachs Group, Inc. (The) 1.720%, 11/15/14 (EUR) (a)	15,400,000	21,719,614
Lehman Brothers Holdings, Inc. 0.012%, 11/24/08 (c)	300,000	78,750
0.000%, 12/23/08 (c)	6,300,000	1,653,750
0.024%, 09/26/14 (c)	700,000	189,875
0.011%, 09/27/27 (c)	400,000	106,500
Merrill Lynch & Co., Inc.
Series C 0.482%, 06/05/12 (a)	5,300,000	5,291,414
6.050%, 08/15/12	22,200,000	23,376,511
Series EMTN 2.276%, 09/27/12 (EUR) (a)	3,000,000	4,273,444
1.621%, 01/31/14 (EUR) (a)	3,400,000	4,828,769
1.730%, 05/30/14 (EUR) (a)	2,000,000	2,819,683
1.734%, 08/25/14 (EUR) (a)	3,000,000	4,219,752
Morgan Stanley
Series 1 1.104%, 12/01/11(a)	3,815,000	3,830,684
Series EMTN 1.760%, 03/01/13 (EUR) (a)	2,600,000	3,734,620
Series GMTN 2.761%, 05/14/13 (a)	14,800,000	15,203,729
1.730%, 11/29/13 (EUR) (a)	7,300,000	10,338,123
0.590%, 01/09/14 (a)	8,925,000	8,706,712
Nordea Bank AB 1.181%, 01/14/14 (144A) (a)	26,000,000	26,247,208

		156,094,012

Chemicals—0.3%
Dow Chemical Co. (The) 2.518%, 08/08/11 (a)	$8,940,000	$8,959,677
4.850%, 08/15/12	2,000,000	2,089,480

		11,049,157

Commercial Banks—15.2%
ANZ National International, Ltd. 6.200%, 07/19/13 (144A)	3,600,000	3,925,102
0.700%, 08/19/14 (144A)	5,000,000	5,034,980
Banco Bradesco S.A. of the Cayman Islands 2.361%, 05/16/14 (144A)	16,200,000	16,274,889
Banco Santander Brazil S.A. 2.504%, 12/28/11 (144A) (d)	900,000	892,620
2.347%, 03/18/14 (144A) (a)	1,200,000	1,205,044
4.250%, 01/14/16 (144A)	5,500,000	5,518,269
Barclays Bank plc 7.434%, 09/29/49 (144A) (a)	700,000	719,250
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	6,700,000	6,867,500
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	10,760,812
Citigroup, Inc. 5.250%, 02/27/12	4,000,000	4,116,612
5.300%, 10/17/12	11,000,000	11,548,097
1.111%, 02/15/13 (a)	19,500,000	19,433,173
6.000%, 12/13/13	2,300,000	2,502,170
0.552%, 11/05/14 (a)	1,400,000	1,337,346
Series EMTN 1.575%, 03/05/14 (EUR) (a)	1,400,000	1,976,495
7.375%, 06/16/14 (EUR) (a)	3,400,000	5,436,936
Commonwealth Bank of Australia 0.705%, 07/12/13 (144A) (a)	29,700,000	29,701,515
0.747%, 06/25/14 (144A) (a)	7,900,000	7,963,579
0.525%, 09/17/14 (144A) (a)	7,500,000	7,512,728
Dexia Credit Local 0.896%, 09/23/11 (144A) (a)	2,700,000	2,703,573

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
0.652%, 03/05/13 (144A) (a)	$4,800,000	$4,788,763
0.753%, 04/29/14 (144A) (a)	32,400,000	32,301,472
Export-Import Bank of Korea, Series 97 0.466%, 10/04/11 (144A) (a)	1,600,000	1,600,454
ICICI Bank, Ltd. 2.063%, 02/24/14 (144A)	4,500,000	4,475,223
ING Bank N.V. 1.046%, 03/30/12 (144A) (a)	26,100,000	26,207,010
1.596%, 10/18/13 (144A) (a)	7,300,000	7,365,904
1.652%, 06/09/14 (144A) (a)	23,200,000	23,293,032
Intesa Sanpaolo 2.658%, 02/24/14 (144A) (a)	27,700,000	27,653,215
LeasePlan Corp. N.V. 3.000%, 05/07/12 (144A)	5,200,000	5,316,657
National Australia Bank, Ltd. 5.350%, 06/12/13 (144A)	3,000,000	3,219,249
0.793%, 07/08/14 (144A) (a)	15,500,000	15,657,542
NIBC Bank N.V. 2.800%, 12/02/14 (144A)	24,000,000	25,004,952
Royal Bank of Scotland plc (The) 1.450%, 10/20/11 (144A)	25,000,000	25,083,650
3.000%, 12/09/11 (144A)	2,500,000	2,528,865
2.679%, 08/23/13 (a)	17,500,000	17,960,425
Series EMTN 1.174%, 04/23/12 (a)	800,000	804,931
Series MTN 0.514%, 03/30/12 (144A) (a)	36,500,000	36,550,698
Societe Financement de l’Economie Francaise 2.125%, 01/30/12 (144A)	800,000	807,701
0.476%, 07/16/12 (144A) (a)	21,500,000	21,570,950
Svenska Handelsbanken AB 1.249%, 09/14/12 (144A) (a)	8,700,000	8,781,493

Commercial Banks—(Continued)
Turkiye Garanti Bankasi A.S. 2.774%, 04/20/16 (144A) (a)	$1,800,000	$1,795,500
UBS AG, Series BKNT 2.250%, 08/12/13	2,600,000	2,646,103
Wachovia Bank N.A. 0.653%, 11/03/14 (a)	1,700,000	1,672,858
Wachovia Corp., Series EMTN 1.570%, 02/13/14 (EUR) (a)	500,000	712,364
Westpac Banking Corp. 0.439%, 12/14/12 (144A) (a)	43,500,000	43,531,929
3.585%, 08/14/14 (144A)	6,700,000	7,140,157
0.530%, 09/10/14 (144A) (a)	1,300,000	1,302,590
2.700%, 12/09/14 (144A)	4,900,000	5,108,103
Westpac Securities NZ, Ltd. 2.500%, 05/25/12 (144A)	4,000,000	4,065,504

		504,377,984

Computers & Peripherals—0.2%
Lexmark International, Inc. 5.900%, 06/01/13	5,000,000	5,333,325

Consumer Finance—1.9%
Ally Financial, Inc. 6.875%, 09/15/11	3,700,000	3,732,375
3.466%, 02/11/14 (a)	17,600,000	17,307,347
3.647%, 06/20/14 (a)	1,300,000	1,272,034
8.300%, 02/12/15	500,000	560,000
Series UNRE 7.000%, 02/01/12	4,300,000	4,392,450
American Express Bank FSB, Series BKNT 0.316%, 05/29/12 (a)	1,400,000	1,397,111
American Express Co. 7.250%, 05/20/14	2,000,000	2,288,884
American Express Credit Corp., Series C 0.306%, 02/24/12 (a)	3,000,000	2,997,534
5.875%, 05/02/13	400,000	430,804
Ford Motor Credit Co. LLC 7.250%, 10/25/11	5,800,000	5,887,487
7.800%, 06/01/12	400,000	418,404
7.000%, 04/15/15	16,200,000	17,539,076

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Hyundai Capital Services, Inc. 4.375%, 07/27/16 (144A)	$3,100,000	$3,182,401
RCI Banque S.A. 2.155%, 04/11/14 (144A) (a)	1,600,000	1,604,309

		63,010,216

Diversified Financial Services—3.3%
Bank of America Corp., Series 170 0.924%, 06/11/12 (GBP)	2,300,000	3,676,700
Citigroup, Inc. 2.262%, 08/13/13 (a)	4,000,000	4,077,400
Credit Agricole S.A. 1.024%, 07/21/14 (144A) (a)	2,000,000	2,002,424
FIH Erhvervsbank AS 2.000%, 06/12/13 (144A)	1,200,000	1,227,265
General Electric Capital Corp., Series G 0.247%, 09/21/12 (a)	42,900,000	42,961,089
HSBC Finance Corp. 0.625%, 07/19/12 (a)	3,932,000	3,930,970
0.528%, 01/15/14 (a)	3,800,000	3,740,234
Series EMTN 1.797%, 04/05/13 (EUR) (a)	1,100,000	1,581,881
International Lease Finance Corp. 6.625%, 11/15/13	1,100,000	1,144,000
6.500%, 09/01/14 (144A)	1,500,000	1,597,500
5.750%, 05/15/16	7,100,000	6,998,797
6.750%, 09/01/16 (144A)	1,300,000	1,391,000
7.125%, 09/01/18 (144A)	2,700,000	2,902,500
Macquarie Bank, Ltd., Series B 2.600%, 01/20/12 (144A)	1,400,000	1,417,545
Racers, Series A 0.476%, 07/25/17 (144A) (a) (e)	1,585,818	1,553,949
TransCapitalInvest, Ltd. 7.700%, 08/07/13 (144A)	2,700,000	2,998,674
Vita Capital III, Ltd., Series B-II 1.366%, 01/01/12 (144A) (a)	800,000	794,320

Diversified Financial Services—(Continued)
Volkswagen International Finance N.V. 0.696%, 10/01/12 (144A) (a)	$25,100,000	$25,175,124

		109,171,372

Diversified Telecommunication Services—0.2%
Telefonica Emisiones SAU 0.603%, 02/04/13 (a)	6,000,000	5,911,308

Health Care Providers & Services—0.3%
HCA, Inc. 9.250%, 11/15/16	9,775,000	10,422,594

Household Durables—0.3%
Black & Decker Corp. (The) 8.950%, 04/15/14	2,000,000	2,368,086
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,631,250

		9,999,336

Insurance—0.6%
American International Group, Inc. 8.250%, 08/15/18	1,700,000	1,953,516
6.400%, 12/15/20	12,700,000	13,694,499
8.175%, 05/15/38 (144A) (a)	2,700,000	2,960,145

		18,608,160

Media—0.4%
CCO Operating LLC/CCO Operating Capital Corp. 8.000%, 04/30/12 (144A)	5,000,000	5,225,000
EchoStar DBS Corp. 7.000%, 10/01/13	6,200,000	6,688,250
Videotron Ltee 6.875%, 01/15/14	2,000,000	2,032,500

		13,945,750

Oil, Gas & Consumable Fuels—1.5%
EOG Resources, Inc. 1.023%, 02/03/14 (a)	14,600,000	14,749,957
Petrobras International Finance Co. 3.875%, 01/27/16	13,800,000	14,048,511
Petroleos Mexicanos 5.500%, 01/21/21	1,900,000	1,998,230
6.500%, 06/02/41 (144A)	2,500,000	2,549,117

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Pricoa Global Funding 1 0.377%, 06/26/12 (144A) (a)	$17,300,000	$17,219,226

		50,565,041

Thrifts & Mortgage Finance—0.9%
Achmea Hypotheekbank N.V. 3.200%, 11/03/14 (144A)	6,000,000	6,302,592
Countrywide Financial Corp., Series MTN 5.800%, 06/07/12	1,400,000	1,460,697
Santander US Debt S.A. Unipersonal 1.046%, 03/30/12 (144A) (a)	22,000,000	22,006,644

		29,769,933

Total Domestic Bonds & Debt Securities (Cost $994,572,285)		999,896,441

Foreign Bonds & Debt Securities—10.0%

Australia—1.1%
Australia Government Bond
Series 20CI 4.000%, 08/20/20 (AUD)	5,100,000	9,166,953
Series 25CI 3.000%, 09/20/25 (AUD)	12,600,000	15,074,524
Series CAIN408 2.500%, 09/20/30 (AUD)	2,500,000	2,720,989
ING Bank Australia, Ltd., Series RTD 5.668%, 06/24/14 (a) (g) (AUD)	800,000	864,411
New South Wales Treasury Corp.,
Series CIB1 2.750%, 11/20/25 (AUD)	8,300,000	9,599,214

		37,426,091

Denmark—0.4%
TDC A.S., Series EMTN 3.500%, 02/23/15 (c) (EUR)	9,400,000	13,793,149

Italy—3.4%
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/19 (EUR)	11,707,410	16,629,209
2.600%, 09/15/23 (EUR)	4,061,379	5,726,362

Italy—(Continued)
Series CPI 2.100%, 09/15/16 (EUR)	$22,438,086	$32,306,700
2.100%, 09/15/21 (EUR)	32,499,480	44,172,622
Italy Certificati di Credito del Tesoro/CCTS-eu 2.426%, 10/15/17 (a) (EUR)	10,100,000	14,116,976

		112,951,869

Japan—4.1%
Japan Treasury Bills, Series 188 0.102%, 07/25/11 (e) (JPY)	10,810,000,000	134,035,287

Spain—0.9%
Instituto de Credito Oficial 3.276%, 03/25/14 (144A) (a) (EUR)	20,800,000	30,036,912

United Kingdom—0.1%
FCE Bank plc, Series EMTN 7.125%, 01/16/12 (c) (EUR)	2,500,000	3,708,940

Total Foreign Bonds & Debt Securities (Cost $321,548,709)		331,952,248

Mortgage-Backed Securities—8.8%

Collateralized-Mortgage Obligation—6.0%
American General Mortgage Loan Trust, Series 2010 Class A1 5.150%, 03/25/58 (144A) (a)	6,418,444	6,620,208
Arran Residential Mortgages Funding plc 2.624%, 11/19/47 (144A) (EUR) (a)	14,900,000	21,631,032
2.874%, 11/19/47 (144A) (EUR) (a)	7,200,000	10,472,934
Arran Residential Mortgages Funding plc, Series 2010-1A Class A1B 2.620%, 05/16/47 (144A) (EUR) (a)	1,140,045	1,655,715
Banc of America Funding Corp. 2.785%, 02/20/36 (a)	2,778,861	2,564,889

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Banc of America Mortgage Securities, Inc. 6.500%, 09/25/33	$138,305	$145,123
5.060%, 11/25/34 (a)	259,062	235,132
2.867%, 06/25/35 (a)	712,345	608,245
3.199%, 09/25/35 (a)	404,504	333,148
BCAP LLC Trust 0.000%, 05/25/37 (e)	2,700,000	2,115,425
0.000%, 08/26/37 (144A) (e)	10,300,000	10,213,385
Bear Stearns ALT-A Trust 0.346%, 02/25/34 (a)	392,050	309,017
2.916%, 09/25/35 (a)	2,606,434	1,899,089
Bear Stearns ARM Trust 3.113%, 01/25/35 (a)	4,422,051	3,961,862
2.710%, 03/25/35 (a)	2,338,127	2,199,726
2.731%, 03/25/35 (a)	16,061	15,093
2.340%, 08/25/35 (a)	347,698	328,453
Series 2005-1 Class 2A1 2.769%, 03/25/35 (a)	1,044,209	816,258
Bear Stearns Structured Products, Inc. 3.191%, 01/26/36 (a)	989,529	635,047
Chase Mortgage Finance Corp., Series 2007-A1 Class 5A1 2.787%, 02/25/37 (a)	412,431	372,174
Citigroup Mortgage Loan Trust, Inc. 2.370%, 08/25/35 (a)	501,431	478,374
2.450%, 08/25/35 (a)	468,978	408,641
2.660%, 12/25/35 (a)	105,940	94,744
2.670%, 12/25/35 (a)	7,526,507	6,992,340
Countrywide Alternative Loan Trust 0.466%, 12/25/35 (a)	59,372	39,679
0.366%, 02/20/47 (a)	1,847,891	968,169
0.356%, 05/25/47 (a)	12,812,992	8,478,843
0.366%, 05/25/47 (a)	641,914	351,064
Series 2005-11CB Class 2A6 5.500%, 06/25/35	1,200,000	1,002,251
Countrywide Home Loan Mortgage Pass Through Trust 2.789%, 11/19/33 (a)	83,403	82,230
2.923%, 08/25/34 (a)	460,279	344,060
4.922%, 11/20/34 (a)	1,028,467	958,623
0.476%, 04/25/35 (a)	1,528,378	972,711

Collateralized-Mortgage Obligation—(Continued)
0.526%, 06/25/35 (144A) (a)	$320,062	$290,166
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 0.286%, 10/25/36 (a)	71,444	30,825
5.869%, 10/25/36	1,223,678	730,326
5.886%, 10/25/36	1,223,678	731,309
Deutsche Mortgage Securities, Inc., Series 2010-RS2 Class A1 1.436%, 06/28/47 (144A) (a)	1,027,368	1,025,668
First Franklin Mortgage Loan Asset Backed Certificates 0.236%, 11/25/36 (a)	53,584	53,335
First Horizon Alternative Mortgage Securities 2.343%, 06/25/34 (a)	522,478	469,343
Fosse Master Issuer plc 1.650%, 10/18/54 (144A) (a)	13,300,000	13,281,820
Granite Master Issuer plc Series 2006-3 Class A3 0.226%, 12/20/54 (a)	1,799,336	1,703,971
Series 2006-3 Class A7 0.286%, 12/20/54 (a)	490,416	465,076
Series 2006-4 Class A6 0.276%, 12/20/54 (a)	392,333	372,062
Granite Mortgages plc 1.015%, 09/20/44 (GBP) (a)	1,725,313	2,668,274
Greenpoint Mortgage Funding Trust 0.406%, 06/25/45 (a)	636,699	423,506
0.456%, 11/25/45 (a)	281,084	173,434
0.266%, 10/25/46 (a)	141,480	131,101
GSR Mortgage Loan Trust 2.790%, 09/25/35 (a)	1,070,022	1,024,207
5.206%, 11/25/35 (a)	2,295,485	2,041,938
Series 2005-AR1 Class 1A1 3.042%, 01/25/35 (a)	790,486	705,344
Series 2005-AR3 Class 6A1 2.769%, 05/25/35 (a)	1,326,158	1,071,578
Series 2005-AR14 Class 2A1 5.184%, 12/25/35 (a)	488,599	455,590
Series 2007-OA4 Class 1A 1.048%, 05/25/47 (a)	740,767	497,500

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Harborview Mortgage Loan Trust 0.407%, 05/19/35 (a)	$163,876	$109,164
0.466%, 02/19/36 (a)	326,705	193,107
Holmes Master Issuer plc 2.677%, 10/15/54 (144A) (EUR)	15,300,000	22,309,447
Indymac Index Mortgage Loan Trust, Series 2005-AR1 Class 2A1 5.067%, 11/25/35 (a)	2,315,916	1,949,683
JPMorgan Mortgage Trust 5.015%, 02/25/35 (a)	2,415,602	2,403,843
5.180%, 06/25/35 (a)	4,986,570	4,947,588
2.842%, 07/25/35 (a)	719,386	694,800
3.079%, 08/25/35 (a)	1,193,971	972,218
5.423%, 07/27/37 (144A) (a)	1,934,743	1,625,328
Series 2005-A6 Class 2A1 3.141%, 08/25/35 (a)	898,688	755,758
Series 2005-A6 Class 4A1 5.433%, 09/25/35 (a)	420,724	394,008
Series 2007-A1 Class 1A1 2.968%, 07/25/35 (a)	759,767	723,401
Master Adjustable Rate Mortgages Trust 2.447%, 12/25/33 (a)	456,073	423,847
2.836%, 11/21/34 (a)	600,000	575,691
Mellon Residential Funding Corp. 0.627%, 12/15/30 (a)	107,046	98,982
0.887%, 11/15/31 (a)	908,103	838,235
Merrill Lynch Floating Trust 0.257%, 06/15/22 (144A) (a)	50,159	49,420
Merrill Lynch/Countrywide Mortgage Investors Trust 1.191%, 10/25/35 (a)	491,867	405,012
1.653%, 10/25/35 (a)	2,508,216	2,245,853
0.436%, 11/25/35 (a)	356,425	306,722
5.426%, 12/25/35 (a)	851,217	740,120
Permanent Master Issuer plc 2.905%, 07/15/42 (144A) (EUR) (a)	1,500,000	2,176,369
RBSSP Resecuritization Trust 2.214%, 07/26/45 (144A) (a)	14,184,756	13,823,073

Collateralized-Mortgage Obligation—(Continued)
Residential Accredit Loans, Inc. 0.486%, 08/25/35 (a)	$255,804	$155,445
1.638%, 09/25/45 (a)	276,650	166,554
Securitized Asset Sales, Inc. 2.565%, 11/26/23 (a)	4,973	4,799
Sequoia Mortgage Trust 0.537%, 10/19/26 (a)	231,262	206,620
0.386%, 07/20/36 (a)	2,923,286	2,307,655
Structured Adjustable Rate Mortgage Loan Trust 2.580%, 02/25/34 (a)	359,016	334,594
5.500%, 12/25/34 (a)	1,882,841	1,744,418
1.678%, 01/25/35 (a)	209,051	133,175
Structured Asset Mortgage Investments, Inc. 0.516%, 10/19/34 (a)	177,564	158,542
0.437%, 07/19/35 (a)	350,834	246,019
0.376%, 06/25/36 (a)	172,748	109,363
0.396%, 05/25/46 (a)	74,089	41,118
Structured Asset Securities Corp. 2.750%, 10/25/35 (144A) (a)	350,215	282,745
0.236%, 05/25/36 (a)	1,850	1,827
SWAN Environment Pvt., Ltd. 6.190%, 04/25/41 (AUD) (a)	708,887	748,987
TBW Mortgage Backed Pass Through Certificates 6.015%, 07/25/37	534,179	292,196
Thornburg Mortgage Securities Trust 0.316%, 06/25/37 (a)	1,650,203	1,607,057
6.043%, 09/25/37 (a)	5,118,154	5,104,355
0.306%, 10/25/46 (a)	1,589,566	1,580,093
WaMu Mortgage Pass Through Certificates 1.478%, 11/25/42 (a)	41,154	35,458
0.476%, 10/25/45 (a)	1,887,367	1,555,389
0.446%, 11/25/45 (a)	298,959	249,232
1.278%, 02/25/46 (a)	300,144	226,567
2.859%, 07/25/46 (a)	1,233,572	901,582
1.778%, 11/25/46 (a)	440,865	327,504
1.088%, 12/25/46 (a)	174,641	121,545
Series 2005-AR10 Class 3A1 5.523%, 08/25/35 (a)	825,831	724,804

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Wells Fargo Mortgage Backed Securities Trust 2.832%, 09/25/34 (a)	$1,150,334	$1,146,557
2.760%, 11/25/34 (a)	499,423	485,143
2.814%, 10/25/35 (a)	44,661	40,423
2.819%, 03/25/36 (a)	309,845	262,343
2.872%, 04/25/36 (a)	1,976,221	1,686,010
Series 2006-AR4 Class 2A4 5.620%, 04/25/36 (a)	1,000,000	938,097

		199,337,942

Commercial Mortgage-Backed Securities—2.8%
Banc of America Commercial Mortgage, Inc. 0.356%, 06/10/49 (144A) (a)	548,928	530,549
5.802%, 06/10/49 (a)	1,648,928	1,750,866
5.930%, 02/10/51 (a)	1,100,000	1,196,964
Banc of America Large Loan, Inc. 1.937%, 11/15/15 (144A) (a)	22,704,858	21,088,579
0.697%, 08/15/29 (144A) (a)	3,801,425	3,508,719
5.672%, 02/17/51 (144A) (a)	1,000,000	1,094,898
Series 2009-UB1 Class A4A 5.692%, 06/24/50 (a)	1,700,000	1,867,685
BCRR Trust 4.230%, 12/22/28 (144A)	359,454	359,240
4.230%, 04/22/34 (144A)	11,420,202	11,623,929
Commercial Mortgage Pass Through Certificates, Series 2010-C1 Class A1 3.156%, 07/10/46 (144A)	2,468,864	2,488,917
Credit Suisse First Boston Mortgage Securities Corp., Series 2010-RR4 5.467%, 09/18/39 (144A) (a)	2,000,000	2,177,847
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1 Class A3A 5.383%, 02/15/40 (144A)	1,600,000	1,724,649
GS Mortgage Securities Corp. II 1.317%, 03/06/20 (144A) (a)	3,600,000	3,534,283

Commercial Mortgage-Backed Securities—(Continued)
Series 2010-C1 Class A2 4.592%, 08/10/43	$6,500,000	$6,547,824
Indus (Eclipse 2007-1X) plc, Series 2007-1X Class A 0.989%, 01/25/20 (GBP) (a)	2,547,000	3,505,693
JPMorgan Chase Commercial Mortgage Securities Corp. 5.794%, 02/12/51 (a)	1,500,000	1,630,602
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	5,400,000	5,823,463
RBSCF Trust, Series 2010-RR4 Class CMLA 6.213%, 12/16/49 (144A) (a)	2,600,000	2,845,759
Vornado DP LLC, Series 2010-VNO Class A2FX-4 4.004%, 09/13/28 (144A)	7,000,000	6,794,329
Wachovia Bank Commercial Mortgage Trust 0.267%, 06/15/20 (144A) (a)	3,867,734	3,509,819
0.277%, 09/15/21 (144A) (a)	6,881,773	6,639,640
Series 2004-C14 Class A4 5.088%, 08/15/41 (a)	1,500,000	1,605,627

		91,849,881

Total Mortgage-Backed Securities (Cost $292,080,710)		291,187,823

Asset-Backed Securities—6.4%

Asset Backed - Automobile—0.2%
Capital Auto Receivables Asset Trust 1.637%, 10/15/12 (a)	1,419,330	1,422,106
Daimler Chrysler Auto Trust 1.670%, 09/10/12 (a)	8,403	8,405
Ford Credit Auto Owner Trust 2.687%, 05/15/13 (a)	4,300,391	4,329,286
Magnolia Funding, Ltd. 3.000%, 04/20/17 (144A) (EUR)	1,291,341	1,871,897

		7,631,694

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed - Credit Card—0.7%
Bank of America Credit Card Trust 0.207%, 03/15/14 (a)	$875,000	$874,577
Citibank Omni Master Trust 2.287%, 05/16/16 (144A) (a)	16,600,000	16,803,486
2.937%, 08/15/18 (144A) (a)	7,100,000	7,470,165

		25,148,228

Asset Backed - Home Equity—0.2%
ACE Securities Corp. 0.236%, 12/25/36 (a)	34,597	33,893
Asset Backed Funding Certificates 0.536%, 06/25/34 (a)	852,021	678,955
Bear Stearns Asset Backed Securities Trust 0.846%, 10/25/32 (a)	25,475	22,557
0.516%, 01/25/36 (a)	2,047	2,042
0.236%, 11/25/36 (a)	13,395	12,883
1.186%, 10/25/37 (a)	3,706,444	2,294,515
Countrywide Asset-Backed Certificates 0.436%, 04/25/36 (a)	430,075	379,443
First NLC Trust 0.256%, 08/25/37 (144A) (a)	1,937,153	1,056,075
Household Home Equity Loan Trust 0.336%, 03/20/36 (a)	2,587,134	2,378,819
5.910%, 03/20/36	1,280	1,278
HSI Asset Securitization Corp. Trust 0.236%, 10/25/36 (a)	19,120	14,428
Merrill Lynch/Countrywide Mortgage Investors Trust 0.256%, 07/25/37 (a)	15,531	15,217
Soundview Home Equity Loan Trust 0.246%, 11/25/36 (144A) (a)	69,116	21,749

		6,911,854

Asset Backed - Other—3.1%
Alzette European CLO S.A. 0.567%, 12/15/20 (144A) (a)	1,047,791	1,016,500

Asset Backed - Other—(Continued)
American Money Management Corp. 0.482%, 05/03/18 (144A) (a)	$500,000	$489,201
Aquilae Clo plc, Series 2006-1 X Class A 2.057%, 01/17/23 (EUR) (a)	3,596,685	4,894,926
Ares Management LLC, Series CLO Funds 2006-6RA Class A1B 0.477%, 03/12/18 (144A) (a)	2,299,530	2,271,430
Babson CLO, Ltd. 0.581%, 11/15/16 (144A) (a)	2,168,109	2,118,716
Carrington Mortgage Loan Trust 0.506%, 10/25/35 (a)	361,439	338,112
Conseco Finance Securitizations Corp. 6.681%, 12/01/33 (a)	6,958,482	7,418,691
Countrywide Asset-Backed Certificates 0.366%, 07/25/36 (a)	6,393,411	5,496,300
Credit-Based Asset Servicing and Securitization LLC 0.306%, 07/25/37 (144A) (a)	285,131	264,370
CSAB Mortgage Backed Trust 5.720%, 09/25/36	1,306,910	918,753
Cumberland CLO, Ltd. 0.517%, 11/10/19 (144A) (a)	4,903,822	4,712,841
Duane Street CLO 0.518%, 11/08/17 (144A) (a)	1,649,638	1,594,587
Equity One ABS, Inc. 0.486%, 04/25/34 (a)	118,587	89,740
First CLO, Ltd. 0.559%, 12/14/16 (a)	1,667,490	1,625,733
Gallatin Funding, Ltd. 0.511%, 08/15/17 (144A) (a)	1,000,000	959,427
GSAMP Trust 0.256%, 10/25/36 (a)	414	406

See accompanying notes to financial statements.

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Schedule of Investments as of June 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed - Other—(Continued)
Harbourmaster CLO 1.731%, 06/15/20 (144A) (EUR) (a)	$714,425	$983,641
Harvest CLO 2.003%, 03/29/17 (EUR) (a)	543,737	754,216
Hillmark Funding 0.509%, 05/21/21 (144A) (a)	15,600,000	14,657,869
HSI Asset Securitization Corp. Trust 0.246%, 05/25/37 (a)	140,566	138,573
JPMorgan Mortgage Acquisition Corp. 0.246%, 03/25/47 (a)	741,754	622,176
Katonah, Ltd. 0.567%, 09/20/16 (144A) (a)	4,387,997	4,280,445
Landmark CDO, Series 2005-1A Class A1L 0.554%, 06/01/17 (144A) (a)	6,900,297	6,717,342
Magi Funding plc 1.835%, 04/11/21 (144A) (EUR) (a) (e)	2,509,607	3,407,838
Morgan Stanley Capital, Inc. 0.236%, 11/25/36 (a)	958	330
Nautique Funding, Ltd., Series 2006-1A Class A1A 0.499%, 04/15/20 (144A) (a) (b)	962,297	899,502
Navigare Funding CLO, Ltd., Series 2006-1A Class A 0.520%, 05/20/19 (144A) (a)	700,000	687,186
Navigator CDO, Ltd. 1.111%, 11/15/15 (144A) (a)	376,899	376,610
NYLIM Flatiron CLO, Ltd., Series 2006-1A Class A2A 0.488%, 08/08/20 (144A) (a)	600,000	567,391
Pacifica CDO Ltd. 0.611%, 02/15/17 (a)	9,908,516	9,695,356

Asset Backed - Other—(Continued)
Park Place Securities, Inc. 0.866%, 12/25/34 (a)	$4,184,849	$3,946,210
0.446%, 09/25/35 (a)	30,826	27,645
Penta CLO S.A. 1.934%, 06/04/24 (EUR) (a)	4,357,383	5,785,468
Small Business Administration Participation Certificates 5.510%, 11/01/27	5,334,344	5,853,822
Structured Asset Securities Corp. 1.686%, 04/25/35 (a)	738,285	594,061
0.236%, 10/25/36 (a)	16,714	16,672
0.326%, 05/25/47 (a)	3,200,000	2,270,085
Symphony CLO, Ltd. 0.501%, 05/15/19 (144A) (a)	3,500,000	3,268,983
Wind River CLO, Ltd. 0.577%, 12/19/16 (144A) (a)	769,233	745,190
Wood Street CLO B.V., Series II-A Class A1 1.763%, 03/29/21 (144A) (EUR) (a)	886,946	1,227,257

		101,733,601

Asset Backed - Student Loan—2.2%
College Loan Corp. Trust 0.524%, 01/25/24 (a)	900,000	904,249
Illinois Student Assistance Commission, Series 2010-1 Class A1 0.754%, 04/25/17 (a)	1,743,362	1,743,327
Nelnet Student Loan Trust, Series 2008-4 Class A2 0.974%, 07/25/18 (a)	1,450,160	1,457,923
North Carolina State Education Assistance Authority 0.785%, 10/26/20 (a)	4,900,000	4,890,935
SLM Student Loan Trust 0.284%, 10/25/17 (a)	1,215,849	1,208,828
0.774%, 10/25/17 (a)	860,000	861,558
1.837%, 12/15/17 (144A) (a)	3,113,603	3,135,839
0.364%, 07/25/22 (a)	943,891	942,255
1.774%, 04/25/23 (a)	25,600,239	26,456,444
2.350%, 04/15/39 (144A) (a)	6,722,431	6,739,963

See accompanying notes to financial statements.

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Schedule of Investments as of June 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed-Student Loan—(Continued)
6.187%, 07/15/42 (144A) (a)	$14,523,153	$13,827,910
4.500%, 11/16/43 (144A) (a)	4,841,628	4,670,487
Series 2004-5X Class A5 1.429%, 10/25/23 (EUR) (a)	4,100,000	5,150,648

		71,990,366

Total Asset-Backed Securities (Cost $212,275,924)		213,415,743

Loan Participation—1.0%
Security Description	Principal Amount	Value

Automobiles—0.0%
Ford Motor Corp. 2.940%, 12/15/13 (144A)	291,994	292,228
2.940%, 12/16/13 (144A)	33,872	33,900

		326,128

Consumer Finance—0.5%
Springleaf Finance Corp. 0.000%, 05/28/17	16,200,000	15,902,325

		15,902,325

Health Care Providers & Services—0.2%
IASIS Healthcare LLC 5.000%, 04/18/18	7,300,000	7,282,407

Utilities—0.3%
NRG Energy, Inc. 0.000%, 11/04/12	8,000,000	8,015,000

Wireless Telecommunication Services—0.0%
Intelsat Jackson Holdings, Ltd. 5.250%, 02/01/14	500,000	481,040

Total Loan Participation (Cost $32,187,443)		32,006,900

Security Description	Par Amount	Value

Municipals—0.1%
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	1,000,000	730,450

Municipals—(Continued)
Tobacco Settlement Financing Corp. 6.000%, 06/01/23	$530,000	$536,789
7.467%, 06/01/47	1,125,000	834,323

Total Municipals (Cost $2,546,429)		2,101,562

Convertible Preferred Stocks—0.0%

Commercial Banks—0.0%
Wells Fargo & Co., Series L 7.500% (Cost $900,000)	900	954,000

Security Description	Shares	Value

Purchased Options—0.0%
IRO USD 1 Year Swaption 1.25, (Counterparty - Goldman Sachs & Co.) 0.000%, 04/30/12	105,700,000	554,196
IRO USD 1 Year Swaption 2.0, (Counterparty - Goldman Sachs & Co.) 0.000%, 11/19/12	3,950,000	95,736

		649,932

Total Purchased Options (Cost $454,850)		649,932

Short-Term Investments—2.2%
Security Description	Par Amount	Value

Commercial Paper—2.0%
Banco Do Brasil S.A. 0.000%, 11/15/11 (d)	$7,100,000	7,065,218
Barclays Bank plc, Series YCD 0.000%, 12/16/11 (d)	27,400,000	27,400,000
Itau Unibanco S.A. New York 0.000%, 03/02/12 (d)	28,900,000	28,571,232
Nordea Bank Finland plc, Series YCD 0.000%, 10/14/11 (d)	2,940,000	2,942,820

		65,979,270

See accompanying notes to financial statements.

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Schedule of Investments as of June 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $3,496,001 on 07/01/11 collateralized by $3,490,000 Federal Home Loan Bank at 1.750% due 8/22/12 with a value of $3,568,525.	$3,496,000	$3,496,000

		3,496,000

U.S. Government & Agency Discount Notes—0.1%
U.S. Treasury Bills 0.000%, 08/18/11 (d)	2,480,000	2,479,858
0.000%, 09/22/11 (d)	826,000	825,924

		3,305,782

Total Short-Term Investments (Cost $72,781,052)		72,781,052

Total Investments—145.4% (Cost $4,786,067,026#)		4,828,480,092
Other Assets and Liabilities (net)—(45.4)%		(1,506,747,466)

Net Assets—100.0%		$3,321,732,626

#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $4,786,067,026. The aggregate unrealized appreciation and depreciation of investments were $62,991,835 and $(21,298,769), respectively, resulting in net unrealized appreciation of $41,693,066 for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open futures contracts.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Zero coupon bond—Interest rate represents current yield to maturity.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees.
(144A)—Securities	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the market value of 144A securities was $902,488,071, which was 27.2% of net assets.
AUD—	Australian Dollar
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen

Forward Sales Commitments

Security Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value

Fannie Mae Pool	Goldman Sachs & Co.	5.500%	TBA	$(5,412,500)	$(5,396,875)

See accompanying notes to financial statements.

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,883,534,391	$—	$2,883,534,391
Domestic Bonds & Debt Securities
Beverages	—	11,638,253	—	11,638,253
Capital Markets	—	156,094,012	—	156,094,012
Chemicals	—	11,049,157	—	11,049,157
Commercial Banks	—	504,377,984	—	504,377,984
Computers & Peripherals	—	5,333,325	—	5,333,325
Consumer Finance	—	63,010,216	—	63,010,216
Diversified Financial Services	—	107,617,423	1,553,949	109,171,372
Diversified Telecommunication Services	—	5,911,308	—	5,911,308
Health Care Providers & Services	—	10,422,594	—	10,422,594
Household Durables	—	9,999,336	—	9,999,336
Insurance	—	18,608,160	—	18,608,160
Media	—	13,945,750	—	13,945,750
Oil, Gas & Consumable Fuels	—	50,565,041	—	50,565,041
Thrifts & Mortgage Finance	—	29,769,933	—	29,769,933
Total Domestic Bonds & Debt Securities	—	998,342,492	1,553,949	999,896,441
Total Foreign Bonds & Debt Securities*	—	331,952,248	—	331,952,248
Mortgage-Backed Securities
Collateralized-Mortgage Obligation	—	187,009,132	12,328,810	199,337,942
Commercial Mortgage-Backed Securities	—	91,849,881	—	91,849,881
Total Mortgage-Backed Securities	—	278,859,013	12,328,810	291,187,823
Asset-Backed Securities
Asset Backed—Automobile	—	7,631,694	—	7,631,694
Asset Backed—Credit Card	—	25,148,228	—	25,148,228
Asset Backed—Home Equity	—	6,911,854	—	6,911,854
Asset Backed—Other	—	97,426,261	4,307,340	101,733,601
Asset Backed—Student Loan	—	71,990,366	—	71,990,366
Total Asset-Backed Securities	—	209,108,403	4,307,340	213,415,743
Total Loan Participation*	—	32,006,900	—	32,006,900

See accompanying notes to financial statements.

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Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$2,101,562	$—	$2,101,562
Total Convertible Preferred Stock*	954,000	—	—	954,000
Purchased Options	—	649,932	—	649,932
Total Short-Term Investments*	—	72,781,052	—	72,781,052
Total Investments	$954,000	$4,809,335,993	$18,190,099	$4,828,480,092

Forward Contracts**
Forward Contracts to Buy Appreciation	$—	$4,520,331	$—	$4,520,331
Forward Contracts to Buy (Depreciation)	—	(218,092)	—	(218,092)
Forward Contracts to Sell Appreciation	—	285,081	—	285,081
Forward Contracts to Sell (Depreciation)	—	(7,269,966)	—	(7,269,966)
Total Forward Contracts	$—	$(2,682,646)	$—	$(2,682,646)
Futures Contracts**
Futures Contracts Long (Appreciation)	$1,591,044	$—	$—	$1,591,044
Futures Contracts Long (Depreciation)	(226,727)	—	—	(226,727)
Total Futures Contracts	$1,364,317	$—	$—	$1,364,317
Forward Sales Commitments	$—	$(5,396,875)	$—	$(5,396,875)
Written Options**
Call Written Options	$—	$(2,455,595)	$—	$(2,455,595)
Put Written Options	—	(1,410,807)	—	(1,410,807)
Total Written Options	$—	$(3,866,402)	$—	$(3,866,402)
SWAP Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$38,455	$—	$38,455
Credit Default Swap Buy Protection (Depreciation)	—	(563,288)	—	(563,288)
Credit Default Swap Sell Protection Appreciation	—	462,025	—	462,025
Credit Default Swap Sell Protection (Depreciation)	—	(959,717)	—	(959,717)
Interest Rate Swap Appreciation	—	7,184,663	—	7,184,663
Interest Rate Swap (Depreciation)	—	(1,495,341)	—	(1,495,341)
Total SWAP Contracts	$—	$4,666,797	$—	$4,666,797

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments still held at June 30, 2011
U.S. Government & Agency Obligations	$13,393,721	$—	$2,091	$(13,395,812)	$—	$—	$—	$—
Domestic Bonds and Debt Securities
Commercial Banks	877,231	—	—	—		(877,231)	—	—
Diversified Financial Services	1,564,016	441	(1,472)	—	(9,036)	—	1,553,949	(1,471)
Asset Backed Securities
Asset Backed-Other	21,949,465	—	76,945	3,365,946	—	(21,085,016)	4,307,340	76,945
Mortgage-Backed Securities
Collateralized-Mortgage Obligation	13,066,747	50,875	56,891	12,246,703	(3,700,000)	(9,392,406)	12,328,810	82,107

Total	$50,851,180	$51,316	$134,455	$2,216,837	$(3,709,036)	$(31,354,653)	$18,190,099	$157,581

Domestic Bonds and Debt Securities in the amount of $877,231, Asset Backed Securities in the amount of $21,085,016 and Mortgage-Backed Securities in the amount of $9,392,406 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$4,824,984,092
Repurchase Agreement	3,496,000
Cash	166,965
Cash denominated in foreign currencies (b)	8,117,681
Collateral for cash collateral	316,166
Receivable for investments sold	72,767,560
Receivable for shares sold	1,117,662
Net variation margin on financial futures contracts	90,143
Interest receivable	22,248,379
Swap interest receivable	98,389
Swap premium paid	8,776,429
Unrealized appreciation on swap contracts	7,685,143
Unrealized appreciation on forward currency contracts	4,805,412

Total assets	4,954,670,021

Liabilities
Payables for:
Investments purchased	1,595,951,451
Payable for cash collateral	11,720,000
Shares redeemed	1,579,354
Forward sales commitments, at value	5,396,875
Unrealized depreciation on forward currency contracts	7,488,058
Unrealized depreciation on swaps	3,018,346
Outstanding written options (c)	3,866,402
Swap interest	12,853
Swap premium received	2,026,884
Accrued Expenses:
Management fees	1,271,718
Distribution and service fees - Class B	349,560
Distribution and service fees - Class E	6,891
Administration fees	14,011
Custodian and accounting fees	59,310
Deferred trustees’ fees	20,516
Other expenses	155,166

Total liabilities	1,632,937,395

Net Assets	$3,321,732,626

Net Assets Represented by
Paid in surplus	$3,219,356,118
Accumulated net realized gain	10,092,255
Unrealized appreciation on investments, futures contracts, written options contracts, short sales, swap contracts and foreign currency transactions	46,523,395
Undistributed net investment income	45,760,858

Net Assets	$3,321,732,626
Net Assets
Class A	$1,556,676,870
Class B	1,709,472,055
Class E	55,583,701

Capital Shares Outstanding*
Class A	138,376,724
Class B	152,633,216
Class E	4,958,816

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.25
Class B	11.20
Class E	11.21

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $4,782,571,026.
(b)	Identified cost of cash denominated in foreign currencies was $8,106,533.
(c)	Premiums received on written options were $5,333,330.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends (a)	$24,918
Interest	53,975,633

Total investment income	54,000,551

Expenses
Management fees	7,007,610
Administration fees	74,375
Custodian and accounting fees	212,680
Distribution and service fees - Class B	1,941,683
Distribution and service fees - Class E	39,747
Audit and tax services	34,161
Legal	20,801
Trustees’ fees and expenses	15,868
Shareholder reporting	65,821
Insurance	8,571
Miscellaneous	11,384

Total expenses	9,432,701

Net investment income	44,567,850

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options Contracts, Forward Sales Commitments, Swaps Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	52,895,727
Futures contracts	331,652
Written options contracts	(1,169,379)
Swap contracts	528,793
Foreign currency transactions	(3,786,648)

Net realized gain on investments, futures contracts, written options contracts, swap contracts and foreign currency transactions	48,800,145

Net change in unrealized appreciation (depreciation) on:
Investments	56,538,666
Futures contracts	1,348,530
Written options contracts	4,986,959
Forward sales commitments	15,625
Swap contracts	(419,589)
Foreign currency transactions	(2,958,564)

Net change in unrealized appreciation on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	59,511,627

Net realized and unrealized gain on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	108,311,772

Net Increase in Net Assets from Operations	$152,879,622

(a)	Net of foreign withholding taxes of $8,832.

See accompanying notes to financial statements.

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PIMCO Inflation Protected Bond Portfolio

Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations
Net investment income	$44,567,850	$30,916,090
Net realized gain on investments, futures contracts, written options contracts, swap contracts and foreign currency transactions	48,800,145	171,981,436
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	59,511,627	(24,023,226)

Net increase in net assets resulting from operations	152,879,622	178,874,300

Distributions to Shareholders
From net investment income
Class A	(24,956,696)	(31,738,835)
Class B	(26,951,824)	(26,604,062)
Class E	(908,972)	(1,258,253)
From net realized gains
Class A	(64,106,474)	(33,191,843)
Class B	(76,807,887)	(29,719,980)
Class E	(2,535,191)	(1,383,067)

Net decrease in net assets resulting from distributions	(196,267,044)	(123,896,040)

Net increase in net assets from capital share transactions	647,256,268	482,747,548

Net Increase in Net Assets	603,868,846	537,725,808
Net assets at beginning of period	2,717,863,780	2,180,137,972

Net assets at end of period	$3,321,732,626	$2,717,863,780

Undistributed net investment income at end of period	$45,760,858	$54,010,500

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class A
Sales	35,374,916	$396,827,442	21,989,311	$248,415,204
Reinvestments	8,045,454	89,063,170	5,956,943	64,930,678
Redemptions	(16,414,759)	(184,154,283)	(20,445,750)	(227,961,144)

Net increase	27,005,611	$301,736,329	7,500,504	$85,384,738

Class B
Sales	27,567,727	$313,448,034	42,388,465	$479,649,156
Reinvestments	9,407,045	103,759,711	5,186,376	56,324,042
Redemptions	(6,633,023)	(75,224,425)	(12,571,794)	(141,714,866)

Net increase	30,341,749	$341,983,320	35,003,047	$394,258,332

Class E
Sales	483,946	$5,479,536	1,048,545	$11,873,924
Reinvestments	312,254	3,444,164	243,216	2,641,320
Redemptions	(474,627)	(5,387,081)	(1,010,335)	(11,410,766)

Net increase	321,573	$3,536,619	281,426	$3,104,478

Increase derived from capital shares transactions		$647,256,268		$482,747,548

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.43		$11.17	$9.84	$10.98	$10.08	$10.78

Income (Loss) from Investment Operations
Net Investment Income(a)	0.21		0.16	0.29	0.40	0.49	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.71	1.46	(1.09)	0.65	(0.40)

Total From Investment Operations	0.60		0.87	1.75	(0.69)	1.14	0.03

Less Distributions
Distributions from Net Investment Income	(0.22)		(0.30)	(0.42)	(0.43)	(0.24)	(0.43)
Distributions from Net Realized Capital Gains	(0.56)		(0.31)	—	(0.02)	—	(0.30)

Total Distributions	(0.78)		(0.61)	(0.42)	(0.45)	(0.24)	(0.73)

Net Asset Value, End of Period	$11.25		$11.43	$11.17	$9.84	$10.98	$10.08

Total Return (%)	5.31		8.00	18.37	(6.88)	11.08	0.65

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.50	*	0.51	0.53	0.53	0.55	0.58
Ratio of Net Expenses to Average Net Assets (%)(c)	0.50	*	0.51	0.53	0.53	0.55	0.58
Ratio of Net Investment Income to Average Net Assets (%)	3.66	*	1.38	2.78	3.74	4.78	4.21
Portfolio Turnover Rate (%)	207.3		526.8	667.7	1,143.3	945.3	851.3
Net Assets, End of Period (in millions)	$1,556.7		$1,273.4	$1,160.3	$824.7	$857.5	$885.5

	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.38		$11.13	$9.80	$10.96	$10.06	$10.76

Income (Loss) from Investment Operations
Net Investment Income(a)	0.19		0.13	0.27	0.37	0.46	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.71	1.45	(1.10)	0.66	(0.41)

Total From Investment Operations	0.58		0.84	1.72	(0.73)	1.12	(0.01)

Less Distributions
Distributions from Net Investment Income	(0.20)		(0.28)	(0.39)	(0.41)	(0.22)	(0.39)
Distributions from Net Realized Capital Gains	(0.56)		(0.31)	—	(0.02)	—	(0.30)

Total Distributions	(0.76)		(0.59)	(0.39)	(0.43)	(0.22)	(0.69)

Net Asset Value, End of Period	$11.20		$11.38	$11.13	$9.80	$10.96	$10.06

Total Return (%)	5.13		7.76	18.05	(7.06)	10.80	0.39

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.75	*	0.76	0.78	0.78	0.80	0.82
Ratio of Net Expenses to Average Net Assets (%)(c)	0.75	*	0.76	0.78	0.78	0.80	0.82
Ratio of Net Investment Income to Average Net Assets (%)	3.40	*	1.13	2.55	3.44	4.52	3.93
Portfolio Turnover Rate (%)	207.3		526.8	667.7	1,143.3	945.3	851.3
Net Assets, End of Period (in millions)	$1,709.5		$1,391.6	$971.4	$542.9	$401.6	$367.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data

	Class E
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$11.39		$11.13	$9.80	$10.96	$10.06	$9.92

Income (Loss) from Investment Operations
Net Investment Income(a)	0.19		0.14	0.28	0.37	0.48	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.71	1.45	(1.09)	0.65	(0.15)

Total From Investment Operations	0.58		0.85	1.73	(0.72)	1.13	0.14

Less Distributions
Distributions from Net Investment Income	(0.20)		(0.28)	(0.40)	(0.42)	(0.23)	—
Distributions from Net Realized Capital Gains	(0.56)		(0.31)	—	(0.02)	—	—

Total Distributions	(0.76)		(0.59)	(0.40)	(0.44)	(0.23)	—

Net Asset Value, End of Period	$11.21		$11.39	$11.13	$9.80	$10.96	$10.06

Total Return (%)	5.17		7.90	18.15	(6.92)	10.93	1.41

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.65	*	0.66	0.68	0.68	0.71	0.75	*
Ratio of Net Expenses to Average Net Assets (%)(c)	0.65	*	0.66	0.68	0.68	0.71	0.75	*
Ratio of Net Investment Income to Average Net Assets (%)	3.44	*	1.24	2.63	3.47	4.63	4.23	*
Portfolio Turnover Rate (%)	207.3		526.8	667.7	1,143.3	945.3	851.3
Net Assets, End of Period (in millions)	$55.6		$52.8	$48.5	$38.8	$7.3	$3.3

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

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MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures, options, swap, and forward transactions, foreign currency transactions, deferred trustees’ compensation, paydown, premium amortization, deferred deflation adjustments and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

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MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions to seek to enhance returns. Reverse repurchase agreements involve sales by the Portfolio of securities concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. For the six months ended June 30, 2011, the Portfolio had an outstanding reverse repurchase agreement balance for 77 days. The average amount of borrowings was $18,331,684 and the weighted average interest rate was 0.23%.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s

25

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. As of June 30, 2011, the Portfolio had no forward commitments and when-issued and delayed-delivery securities.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$7,007,610	0.50%	First $	1.2 Billion

	0.45%	Over $	1.2 Billion

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MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares.

MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases			Sales
U.S. Government	Non U.S. Government	Foreign Government	U.S. Government	Non U.S. Government	Foreign Government

$8,532,177,584	$820,363,049	$262,607,301	$8,259,613,256	$223,434,375	$263,043,514

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the

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5. Investments in Derivative Instruments - continued

risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to receive. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Interest Rate Swaps - The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. As of June 30, 2011, the net unrealized appreciation on such transactions was $5,689,322. This risk is mitigated by maintaining a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps - The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the unrealized appreciation of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in Note 9 to the Notes to Financial Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which a Portfolio is the seller of protection are disclosed in Note 9 to the Notes to Financials Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on swap contracts	$7,184,663	Unrealized depreciation on swap contracts	$1,495,341

	Unrealized appreciation on futures contracts*	1,591,045	Unrealized depreciation on futures contracts*	226,727

	Investments at value(a)	649,932	Investments at value(a)	—

	Outstanding written options	—	Outstanding written option	3,847,863

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,805,412	Unrealized depreciation on forward foreign currency exchange contracts	7,488,058

Credit	Unrealized appreciation on swap contracts	500,480	Unrealized depreciation on swap contracts	1,523,005
	Outstanding written options	—	Outstanding written options	18,539

Total		$14,731,532		$14,599,533

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Transactions in derivative instruments during the six months ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Foreign currency transactions	$—	$(4,865,807)	$—	$(4,865,807)
Futures contracts	331,652	—	—	331,652
Swap contracts	456,962	—	71,831	528,793
Written options contracts	(1,278,304)	—	108,925	(1,169,379)

	$(489,690)	$(4,865,807)	$180,756	$(5,174,741)

Statement of Operations Location - Net Change in Unrealized Gain (Loss)
Investments(a)	$34,136	$—	$—	$34,136
Foreign currency transactions	—	(2,962,174)	—	(2,962,174)
Futures contracts	1,348,530	—	—	1,348,530
Swap contracts	(359,756)	—	(59,833)	(419,589)
Written options contracts	5,053,085	—	(66,126)	4,986,959

	$6,075,995	$(2,962,174)	$(125,959)	$2,987,862

(a)	Includes options purchased which are part of Investments as shown in the Statement of Assets of Liabilities and change in unrealized appreciation (depreciation) on Investments as shown in the Statement of Operations.

For the six months ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(b)	Foreign Currency Risk	Interest Rate Risk	Credit Risk
Investments(a)	$—	$92,350,000	$—
Foreign currency transactions	619,710,928	—	—
Futures contracts long	—	369,515,052	—
Swap contracts	—	10,720,000	4,945,000
Written options contracts	600	29,402,956	8,877,273

(b) Averages are based on daily activity levels during 2011.

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/2/2011	UBS AG	24,037,729	BRL	$15,305,891	$14,869,312	$436,579

9/2/2011	Barclays Bank plc	24,037,729	BRL	15,204,009	14,937,689	266,320

9/19/2011	Deutsche Bank AG	24,497,000	CAD	25,357,041	24,866,895	490,146

11/15/2011	JPMorgan Chase Bank N.A.	43,219,513	CNY	6,709,799	6,728,867	(19,068)

2/13/2012	Deutsche Bank AG	37,170,584	CNY	5,795,743	5,738,415	57,328

9/19/2011	JPMorgan Chase Bank N.A.	531,000	EUR	769,524	762,890	6,634

10/31/2011	Citibank N.A.	28,025,600,000	IDR	3,206,427	3,020,000	186,427

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

10/31/2011	Citibank N.A.	17,461,600,000	IDR	$1,997,793	$1,898,000	$99,793

10/31/2011	Goldman Sachs & Co.	20,257,500,000	IDR	2,317,674	2,190,000	127,674

1/31/2012	Citibank N.A.	17,814,000,000	IDR	2,010,550	1,963,408	47,142

8/12/2011	Barclays Bank plc	99,914,100	INR	2,220,783	2,210,000	10,783

8/12/2011	Deutsche Bank AG	145,400,000	INR	3,231,795	3,110,160	121,635

8/12/2011	JPMorgan Chase Bank N.A.	104,512,000	INR	2,322,981	2,300,000	22,981

8/12/2011	Morgan Stanley	1,073,391,000	INR	23,858,184	22,867,299	990,885

8/12/2011	JPMorgan Chase Bank N.A.	37,231,492,000	KRW	34,790,960	33,903,831	887,129

8/12/2011	Morgan Stanley	218,660,000	KRW	204,327	200,000	4,327

7/7/2011	Barclays Bank plc	49,952,350	MXN	4,261,452	4,130,000	131,452

7/7/2011	Morgan Stanley	35,784,920	MXN	3,052,823	2,960,000	92,823

7/7/2011	Morgan Stanley	13,292,950	MXN	1,134,026	1,100,000	34,026

11/18/2011	Morgan Stanley	99,030,220	MXN	8,345,217	8,294,336	50,881

8/11/2011	Barclays Bank plc	2,000,000	MYR	660,526	644,434	16,092

8/11/2011	Barclays Bank plc	2,000,000	MYR	660,526	647,606	12,920

8/11/2011	Barclays Bank plc	1,900,000	MYR	627,499	617,384	10,115

8/11/2011	Barclays Bank plc	6,527,918	MYR	2,155,929	2,110,000	45,929

8/11/2011	Citibank N.A.	3,600,000	MYR	1,188,947	1,163,505	25,442

8/11/2011	Citibank N.A.	2,000,000	MYR	660,526	648,508	12,018

8/11/2011	Citibank N.A.	3,000,000	MYR	990,789	972,857	17,932

8/11/2011	Citibank N.A.	3,000,000	MYR	990,789	975,071	15,718

8/11/2011	JPMorgan Chase Bank N.A.	2,000,000	MYR	660,526	649,035	11,491

8/11/2011	Morgan Stanley	3,306,560	MYR	1,092,034	1,075,269	16,765

11/10/2011	Citibank N.A.	3,095,462	MYR	1,015,685	1,038,049	(22,364)

11/15/2011	Barclays Bank plc	102,300,000	PHP	2,334,710	2,306,132	28,578

11/15/2011	Barclays Bank plc	43,100,000	PHP	983,636	977,324	6,312

11/15/2011	Barclays Bank plc	43,300,000	PHP	988,201	977,647	10,554

11/15/2011	Barclays Bank plc	43,400,000	PHP	990,483	976,378	14,105

11/15/2011	Barclays Bank plc	33,597,090	PHP	766,759	750,270	16,489

11/15/2011	Citibank N.A.	84,800,000	PHP	1,935,321	1,912,926	22,395

3/15/2012	Citibank N.A.	428,905,200	PHP	9,713,925	9,890,585	(176,660)

9/9/2011	Barclays Bank plc	700,000	SGD	570,327	547,485	22,842

9/9/2011	Citibank N.A.	900,000	SGD	733,277	703,180	30,097

9/9/2011	Deutsche Bank AG	1,200,000	SGD	977,703	940,918	36,785

9/9/2011	Deutsche Bank AG	3,000,000	SGD	2,444,258	2,434,867	9,391

9/9/2011	Deutsche Bank AG	2,400,000	SGD	1,955,406	1,949,064	6,342

9/9/2011	Goldman Sachs & Co.	3,000,000	SGD	2,444,258	2,436,667	7,591

9/9/2011	JPMorgan Chase Bank N.A.	300,000	SGD	244,426	234,212	10,214

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/9/2011	JPMorgan Chase Bank N.A.	1,395,927	SGD	$1,137,335	$1,096,238	$41,097

9/9/2011	JPMorgan Chase Bank N.A.	2,995,628	SGD	2,440,695	2,433,748	6,947

9/9/2011	UBS AG	2,000,000	SGD	1,629,505	1,628,300	1,205

Net Unrealized Appreciation						$4,302,239

Forward Foreign Currency Exchange Contracts to Sell:
Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/29/2011	Deutsche Bank AG	6,609,000	AUD	$7,070,941	$6,887,239	$(183,702)

8/2/2011	Barclays Bank plc	24,037,729	BRL	15,305,891	15,032,976	(272,915)

7/6/2011	JPMorgan Chase Bank N.A.	4,370,000	EUR	6,346,597	6,320,523	(26,074)

7/6/2011	UBS AG	50,000	EUR	72,615	72,313	(302)

7/18/2011	Barclays Bank plc	9,806,000	EUR	14,236,648	14,033,475	(203,173)

7/18/2011	Barclays Bank plc	220,000	EUR	319,403	313,319	(6,084)

7/18/2011	BNP Paribas Bank	4,511,000	EUR	6,549,206	6,458,534	(90,672)

7/18/2011	Citibank N.A.	1,496,000	EUR	2,171,938	2,121,958	(49,980)

7/18/2011	Citibank N.A.	7,143,000	EUR	10,370,424	10,424,923	54,499

7/18/2011	Citibank N.A.	2,227,000	EUR	3,233,226	3,138,950	(94,276)

7/18/2011	Citibank N.A.	13,063,000	EUR	18,965,259	18,554,842	(410,417)

7/18/2011	Citibank N.A.	17,478,000	EUR	25,375,090	25,103,858	(271,232)

7/18/2011	JPMorgan Chase Bank N.A.	173,140,000	EUR	251,369,898	249,825,437	(1,544,461)

7/18/2011	JPMorgan Chase Bank N.A.	3,874,000	EUR	5,624,391	5,428,136	(196,255)

7/18/2011	UBS AG	8,829,000	EUR	12,818,210	12,516,252	(301,958)

9/13/2011	UBS AG	6,300,000	GBP	10,114,100	10,344,682	230,582

7/14/2011	JPMorgan Chase Bank N.A.	303,653,000	JPY	3,765,468	3,625,037	(140,431)

7/25/2011	Citibank N.A.	10,810,000,000	JPY	134,057,191	130,622,602	(3,434,589)

7/7/2011	Morgan Stanley	99,030,220	MXN	8,448,301	8,404,856	(43,445)

Net Unrealized Depreciation						$(6,984,885)

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—China Yuan Renminbi

EUR—Euro

GBP—British Pound

IDR—Indonesia Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

SGD—Singapore Dollar

33

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Futures Contracts

The futures contracts outstanding as of June 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

3MO Euribor	06/18/2012	65	$23,042,789	$23,116,882	$74,093

3MO Euribor	09/17/2012	65	23,007,860	23,098,002	90,142

3MO Euribor	12/17/2012	65	22,973,348	23,072,041	98,693

3MO Euribor	03/18/2013	65	22,949,493	23,050,800	101,307

90 Day EuroDollar Futures	09/19/2011	639	159,058,672	159,198,863	140,191

90 Day EuroDollar Futures	12/19/2011	61	15,170,413	15,185,950	15,537

90 Day EuroDollar Futures	03/19/2012	880	218,331,450	218,933,000	601,550

90 Day EuroDollar Futures	06/18/2012	456	113,008,765	113,298,900	290,135

90 Day EuroDollar Futures	12/17/2012	494	122,287,555	122,178,550	(109,005)

90 Day EuroDollar Futures	03/18/2013	207	51,184,622	51,066,900	(117,722)

90 Day EuroDollar Futures	09/17/2012	328	81,148,204	81,327,600	179,396

Net Unrealized Appreciation					$1,364,317

8. Options Written

The options contracts outstanding as of June 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Over the Counter Options Written - Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

317513GS2	JPMorgan Chase Bank N.A.	10/11/2011	(17,200,000)	$(87,376)	$(111,321)	$(23,945)

CDX.O 5 Year Swaption 0.8	BNP Paribas Bank	09/21/2011	(3,200,000)	(6,880)	(7,139)	(259)

CDX.O 5 Year Swaption 0.8	Credit Suisse Group AG	09/21/2011	(1,000,000)	(3,900)	(2,231)	1,669

EuroDollar Futures	Citibank N.A.	09/19/2011	(119)	(55,702)	(92,225)	(36,523)

IRO USD 3 Year Swaption 3.0	Morgan Stanley	10/11/2011	(126,400,000)	(639,900)	(760,789)	(120,889)

IRO USD 5 Year Swaption 1.8	Credit Suisse Group AG	08/24/2011	(13,600,000)	(27,200)	(21,129)	6,071

OCD001044 FVA USD	Morgan Stanley	10/11/2011	(37,100,000)	(411,799)	(601,308)	(189,509)

OCD001077 FVA USD	Morgan Stanley	11/14/2011	(42,500,000)	(462,139)	(696,661)	(234,522)

OCD001119 FVA USD	Goldman Sachs & Co.	10/11/2011	(17,700,000)	(93,460)	(114,557)	(21,097)

				$(1,788,356)	$(2,407,360)	$(619,004)

Exchange Traded Options Written - Calls

U.S. Treasury Note 5 Year Futures		07/01/2011	(186)	(80,595)	(42,141)	38,454

U.S. Treasury Note 10 Year Futures		07/01/2011	(65)	(30,006)	(6,094)	23,912

				$(110,601)	$(48,235)	$62,366

34

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Options Written - continued

Over the Counter Options Written - Puts	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

CDX.O 5 Year Swaption 0.8	BNP Paribas Bank	09/21/2011	(3,200,000)	$(13,120)	$(1,647)	$11,473

CDX.O 5 Year Swaption 0.8	Credit Suisse Group AG	09/21/2011	(1,000,000)	(4,600)	(515)	4,085

CDX.O 5 Year Swaption 0.8	Morgan Stanley	09/21/2011	(5,000,000)	(22,500)	(6,132)	16,368

CDX.O 5 Year Swaption 0.8	UBS AG	09/21/2011	(1,700,000)	(9,180)	(875)	8,305

EuroDollar Futures	Citibank N.A.	09/19/2011	(119)	(76,150)	(8,925)	67,225

INF Floor USD CPURNS 215.95	Deutsche Bank AG	03/10/2020	(5,100,000)	(38,250)	(18,107)	20,143

INF Floor USD CPURNS 215.95	Citibank N.A.	03/12/2020	(13,900,000)	(119,540)	(37,238)	82,302

INF Floor USD CPURNS 216.69	Citibank N.A.	04/07/2020	(49,000,000)	(436,720)	(136,683)	300,037

INF Floor USD CPURNS 217.97	Citibank N.A.	09/29/2020	(4,700,000)	(60,630)	(14,452)	46,178

IRO USD 1 Year Swaption 1.0	Goldman Sachs & Co.	11/19/2012	(39,500,000)	(225,359)	(233,429)	(8,070)

IRO USD 1 Year Swaption 2.0	Goldman Sachs & Co.	04/30/2012	(211,400,000)	(375,235)	(123,331)	251,904

IRO USD 10 Year Swaption 4.25	Morgan Stanley	10/11/2011	(126,400,000)	(639,900)	(270,268)	369,632

IRO USD 3 Year Swaption 3.0	Barclays Bank plc	06/18/2012	(3,600,000)	(31,637)	(13,775)	17,862

IRO USD 3 Year Swaption 3.0	Citibank N.A.	06/18/2012	(59,100,000)	(657,643)	(226,140)	431,503

IRO USD 3 Year Swaption 3.0	Deutsche Bank AG	06/18/2012	(16,000,000)	(178,832)	(61,222)	117,610

IRO USD 3 Year Swaption 3.0	JPMorgan Chase Bank N.A.	06/18/2012	(40,700,000)	(431,713)	(155,734)	275,979

IRO USD 5 Year Swaption 2.5	Credit Suisse Group AG	08/24/2011	(13,600,000)	(54,060)	(31,616)	22,444

				$(3,375,069)	$(1,340,089)	$2,034,980

Exchange Traded Options Written - Puts

U.S. Treasury Note 5 Year Futures		07/01/2011	(186)	(37,789)	(39,234)	(1,445)

U.S. Treasury Note 10 Year Futures		07/01/2011	(65)	(21,515)	(31,484)	(9,969)

				$(59,304)	$(70,718)	$(11,414)

Total				$5,333,330	$(3,866,402)	$1,466,928

The Portfolio transactions in options written during the period ended June 30, 2011 were as follows:

Call Options	Number of Contracts	Premium received

Options outstanding December 31, 2010	286,400,719	$1,749,288

Options written	249,000,251	1,137,846

Options bought back	(600)	(280,848)

Options expired	(276,700,000)	(707,329)

Options outstanding June 30, 2011	258,700,370	$1,898,957

35

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Options Written - continued

Put Options	Number of Contracts	Premium received

Options outstanding December 31, 2010	417,200,719	$3,534,538

Options written	467,800,251	1,648,852

Options bought back	(157,100,600)	(1,139,047)

Options expired	(134,000,000)	(609,969)

Options outstanding June 30, 2011	593,900,370	$3,434,374

9. Swap Agreements

Open interest rate swap agreements at June 30, 2011 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Pay	INF EUR FRCPXTOB	2.261%	7/14/2011	JPMorgan Chase Bank N.A.	EUR	66,200,000	$(2,528,400)	$(1,087,869)	$(1,440,531)

Receive	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley	BRL	2,500,000	132,236	(7,260)	139,496

Receive	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley	BRL	124,800,000	3,136,080	1,107,194	2,028,886

Receive	ZCS BRL CDI	11.670%	1/2/2012	Goldman Sachs & Co.	BRL	61,300,000	308,923	29,301	279,622

Receive	ZCS BRL CDI	10.835%	1/2/2012	JPMorgan Chase Bank N.A.	BRL	7,000,000	76,962	29,726	47,236

Receive	ZCS BRL CDI	11.290%	1/2/2012	Morgan Stanley	BRL	11,300,000	73,275	—	73,275

Receive	ZCS BRL CDI	11.250%	1/2/2012	JPMorgan Chase Bank N.A.	BRL	10,200,000	84,725	20,793	63,932

Receive	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley	BRL	5,900,000	(18,205)	(5,309)	(12,896)

Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	12,000,000	(42,220)	(306)	(41,914)

Receive	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Chase Bank N.A.	BRL	20,000,000	95,511	(235)	95,746

Receive	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley	BRL	82,600,000	4,305,741	—	4,305,741

Receive	IRS USD 3MIL	4.000%	12/21/2041	Morgan Stanley	USD	6,100,000	185,804	35,075	150,729

Total							$5,810,432	$121,110	$5,689,322

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Black and Decker Corp. (The)
8.950%, due 04/15/2014	(2.200%)	6/20/2014	Citibank N.A.	0.29%	$2,000,000	$(113,562)	$—	$(113,562)

D.R. Horton, Inc.
5.375%, due 06/15/2012	(1.000%)	3/20/2015	JPMorgan Chase Bank N.A.	1.93%	7,500,000	248,314	403,143	(154,829)

Echostar DBS Corp.
6.625%, due 10/01/2014	(3.650%)	12/20/2013	Citibank N.A.	1.80%	6,200,000	(278,286)	—	(278,286)

International Lease Finance Corp.
6.625%, due 11/15/2013	(1.530%)	12/20/2013	JPMorgan Chase Bank N.A.	3.02%	1,100,000	38,455	—	38,455

Lexmark International, Inc.
5.900%, due 06/01/2013	(1.170%)	6/20/2013	JPMorgan Chase Bank N.A.	1.00%	5,000,000	(16,611)	—	(16,611)

Total						$(121,690)	$403,143	$(524,833)

36

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Brazilian Government International Bond
12.250%, due 03/06/2030	1.000%	6/20/2020	Deutsche Bank AG	1.47%	$7,200,000	$(259,655)	$(238,660)	$(20,995)

Brazilian Government International Bond
12.250%, due 03/06/2030	1.000%	6/20/2015	JPMorgan Chase Bank N.A.	0.94%	2,500,000	5,965	(28,452)	34,417

Government of France
4.250%, due 04/25/2019	0.250%	6/20/2015	Citibank N.A.	0.62%	3,300,000	(47,923)	(78,850)	30,927

Government of France
4.250%, due 04/25/2019	4.250%	12/20/2015	Citibank N.A.	0.70%	2,700,000	(52,666)	(74,254)	21,588

Government of France
4.250%, due 04/25/2019	0.250%	6/20/2015	Deutsche Bank AG	0.62%	3,000,000	(43,566)	(98,285)	54,719

Government of France
4.250%, due 04/25/2019	0.250%	6/20/2015	JPMorgan Chase Bank N.A.	0.62%	2,800,000	(40,662)	(98,833)	58,171

Government of France
4.250%, due 04/25/2019	0.250%	12/20/2015	JPMorgan Chase Bank N.A.	0.70%	11,000,000	(214,564)	(221,148)	6,584

Government of Japan
2.000% due 03/21/2022	1.000%	12/20/2015	Deutsche Bank AG	0.79%	1,100,000	9,896	22,879	(12,983)

Government of Japan
2.000% due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.79%	4,400,000	39,583	92,772	(53,189)

Government of Japan
2.000% due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.79%	5,500,000	49,479	113,527	(64,048)

Government of Japan
2.000% due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.79%	2,300,000	20,691	51,101	(30,410)

Government of Japan
2.000% due 03/21/2022	1.000%	12/20/2015	JPMorgan Chase Bank N.A.	0.79%	4,500,000	40,483	92,584	(52,101)

United Kingdom Gilt
4.250%, due 06/07/2032	1.000%	6/20/2015	Citibank N.A.	0.48%	4,300,000	87,506	34,941	52,565

United Kingdom Gilt
4.250%, due 06/07/2032	1.000%	12/20/2015	Credit Suisse Group AG	0.53%	2,100,000	42,586	49,257	(6,671)

United Kingdom Gilt
4.250%, due 06/07/2032	1.000%	6/20/2015	Deutsche Bank AG	0.48%	5,100,000	103,787	43,721	60,066

United Kingdom Gilt
4.250%, due 06/07/2032	1.000%	6/20/2015	Deutsche Bank AG	0.48%	1,800,000	36,631	8,559	28,072

United Kingdom Gilt
4.250%, due 06/07/2032	1.000%	12/20/2015	Deutsche Bank AG	0.53%	2,700,000	54,753	62,664	(7,911)

Petrobras International Bond
8.375%, due 12/10/2018	1.000%	9/20/2012	Deutsche Bank AG	0.69%	700,000	2,695	(8,684)	11,379

Government of Spain
5.500%, due 7/30/2017	1.000%	3/20/2016	Goldman Sachs & Co.	2.57%	1,300,000	(86,698)	(74,096)	(12,602)

Government of Japan
2.000% due 03/21/2022	1.000%	6/20/2016	Citibank N.A.	0.87%	9,500,000	60,248	(4,643)	64,891

Total						$(191,431)	$(353,900)	$162,469

37

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Credit Default Swaps on Credit Indices - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

CDX.EM.14	5.000%	12/20/2015	Deutsche Bank AG	2.07%	$3,200,000	$389,110	$474,400	$(85,290)

CDX.EM.14	5.000%	12/20/2015	Morgan Stanley	2.07%	7,000,000	851,177	987,000	(135,823)

CDX.EM.14	5.000%	12/20/2015	UBS AG	2.07%	4,200,000	510,706	592,200	(81,494)

CDX.EM.14	5.000%	12/20/2015	Citibank N.A.	2.07%	30,900,000	3,757,339	4,143,505	(386,166)

CDX.NA.IG.16	1.000%	6/20/2016	Goldman Sachs & Co.	0.92%	22,300,000	83,233	44,587	38,646

CDX.EM.15	5.000%	6/20/2016	Barclays Bank plc	2.12%	2,500,000	327,466	337,500	(10,034)

Total						$5,919,031	$6,579,192	$(660,161)

BRL—Brazilian Real

EUR—Euro

MXN—Mexican Peso

USD—United States Dollar

IG—Investment Grade

NA—North America

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio

38

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

11. Market, Credit and Counterparty Risk - continued

reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

12. Income Tax Information

The tax character of distributions paid for the six months ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2010	2009	2010	2009	2010	2009

$123,896,040	$59,876,258	$—	$—	$123,896,040	$59,876,258

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$189,578,043	$6,687,579	$(50,485,392)	$—	145,780,230

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

13. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

39

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

40

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Met Investors Series Trust PIMCO Total Return Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class A, B, and E shares of the PIMCO Total Return Portfolio returned 3.00%, 2.82% and 2.94%, respectively, compared to its benchmark, the Barclays Capital U.S. Aggregate Bond Index1, which returned 2.72%.

Market Environment/Conditions

Concern about political unrest across the Middle East/North Africa, the strongest earthquake on record in Japan, and the sovereign debt crisis in the Eurozone sparked a flight to safety and boosted demand for Treasuries during the first half of the year. The Barclays Capital U.S. Aggregate (BCAG) Bond Index, a widely used index of U.S. high-grade bonds, returned 2.72 percent during the first half of 2011.

The Treasury rally stalled late during the final days of the first half of the year as Greece’s parliament approved austerity measures, easing concerns (at least temporarily) about the potential for the Euro area’s first sovereign default. In addition, U.S. manufacturing businesses unexpectedly expanded at a faster pace in June, suggesting that the supply chain disruption from the Japanese earthquake was easing.

Another indicator that raised hopes for stronger growth in the second half of 2011 was falling commodity prices. Lower retail fuel prices relieved some stress on consumers coping with an official unemployment rate over 9 percent and continued weakness in residential property markets. On June 30 the Federal Reserve (Fed) ended its $600 billion program of buying Treasuries known as QE2, and indicated its intent to continue buying Treasuries with proceeds from maturing debt on its $2.9 trillion balance sheet. The Fed also reiterated its “extended period” language for a near-zero federal funds rate.

Portfolio Review/Current Positioning

Exposure to non-U.S. developed interest rates, particularly core Europe, added to returns as rates fell on fears of a global economic slowdown; however, an underweight to U.S. duration detracted from returns as rates fell. A focus on shorter maturities, implemented via money market futures, added to performance as these contracts increased in price during the first half of the year. An overweight to emerging markets, especially to dollar denominated debt in Brazil and emerging market corporates in Russia were positive for performance. An underweight to Agency mortgage-backed securities (MBS) detracted from performance as the sector outperformed like-duration Treasuries during the period; however, exposure to Non-Agency mortgages partially mitigated some of this negative impact. An overweight to bonds of banks, finance companies, and life insurers all added to performance as these sectors outpaced the broader corporate market amid improving balance sheets and higher profits. Additionally, exposure to Build America Bonds (BABs) added to performance, given the light supply and reduced negative headlines for municipals. Finally, exposure to emerging market currencies added to returns as these currencies appreciated versus the U.S. dollar.

In regards to Portfolio positioning as of June 30, 2011, PIMCO has been broadening sources of Portfolio returns and reducing overall risk exposures in light of market uncertainties. We have maintained an underweight to duration overall. The focus of the duration is on the short end of the yield curve, where markets are pricing in more and faster Fed tightening than we foresee. This offers potential to gain from “roll down”, or the maturing of bonds along the relatively steep short maturity curve. We have retained Agency mortgages as important source of high quality income. We continued to hold non-Agency mortgages and commercial mortgage-backed securities (CMBS) that have senior positions in the capital structure as another source of attractive yield. In the corporate sector, we have maintained an overweight to banking/financial credits, which are attractively valued vs. the broader market. We continued to favor Build America Bonds, seeking to capture their attractive valuations relative to corporates. Additionally, we continued to own corporate and quasi-sovereign bonds in high quality countries; taking exposure to relatively high nominal and real local interest rates in Brazil. The portfolio also held long positions in relatively high yielding, high quality emerging market currencies as well as commodity-based, fiscally sound currencies such as Norway and Canada.

William H. Gross, CFA

Managing Director, Co-Chief Investment Officer

Pacific Investment Management Company LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Portfolio Composition as of June 30, 2011

Top Issuers

% of Net Assets
Fannie Mae	27.0
Japan Treasury Bills	20.0
Freddie Mac	3.5
Citigroup, Inc.	1.8
Barclays Bank plc	1.8
Brazil Notas do Tesouro Nacional	1.8
U.S. Treasury Notes	1.6
Wells Fargo & Co.	1.5
JPMorgan Chase & Co.	1.5
U.S. Treasury Inflation Index Bonds	1.1

Top Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	30.1
Domestic Bonds & Debt Securities	24.6
Foreign Bonds & Debt Securities	24.2
Cash & Equivalents	10.0
Mortgage-Backed Securities	4.4
Municipals	2.9
Asset-Backed Securities	1.7
Preferred Stocks	0.9
Convertible Preferred Stocks	0.9
Loan Participation	0.3

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

PIMCO Total Return Portfolio managed by

Pacific Investment Management Company LLC vs. Barclays Capital U.S. Aggregate Bond Index1

	Average Annual Return[2] (for the six months ended June 30, 2011)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
PIMCO Total Return Portfolio—Class A	3.00%	5.53%	8.58%	6.97%	—
Class B	2.82%	5.22%	8.31%	6.70%	—
Class E	2.94%	5.33%	8.42%	—	6.26%
Barclays Capital U.S. Aggregate Bond Index[1]	2.72%	3.90%	6.52%	5.74%	—

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS, ABS, and CMBS.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011 .

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class A
Actual	0.51%	$1,000.00	$1,030.00	$2.57
Hypothetical*	0.51%	1,000.00	1,022.27	2.56

Class B
Actual	0.76%	$1,000.00	$1,028.20	$3.82
Hypothetical*	0.76%	1,000.00	1,021.03	3.81

Class E
Actual	0.66%	$1,000.00	$1,029.40	$3.32
Hypothetical*	0.66%	1,000.00	1,021.52	3.31

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—33.9% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—30.4%
Fannie Mae 8.000%, 08/01/14	$2,049	$2,201
Fannie Mae 10 Yr. Pool 4.500%, 01/01/13	255,524	266,200
4.500%, 03/01/13	231,487	236,089
4.500%, 04/01/13	539,767	567,246
4.000%, 08/01/13	79,000	82,485
3.500%, 09/01/13	43,782	44,512
4.000%, 09/01/13	215,355	224,954
4.500%, 09/01/13	540,908	568,441
3.500%, 10/01/13	62,512	63,640
4.000%, 12/01/13	553,502	566,111
4.500%, 12/01/13	341,435	362,671
4.000%, 03/01/14	19,417	19,947
4.500%, 03/01/14	785,244	823,757
4.000%, 05/01/14	784,645	819,116
3.500%, 06/01/14	16,810	17,184
4.000%, 06/01/14	412,643	427,098
3.500%, 07/01/14	30,198	30,870
4.000%, 07/01/14	9,708	10,120
4.000%, 09/01/15	6,256	6,476
5.500%, 04/01/16	133,173	144,776
5.500%, 06/01/16	45,418	48,219
5.500%, 06/01/16	30,625	33,379
5.500%, 08/01/17	12,394	13,269
5.500%, 09/01/18	756,897	820,963
5.500%, 10/01/18	352,363	382,127
Fannie Mae 15 Yr. Pool 5.500%, 03/01/13	10,318	11,195
5.500%, 11/01/13	9,294	10,083
6.500%, 12/01/13	2,059	2,115
5.500%, 01/01/14	13,355	14,490
5.500%, 02/01/14	11,220	12,173
5.500%, 03/01/14	11,042	11,980
5.500%, 04/01/14	141,828	153,874
5.500%, 04/01/14	12,102	13,130
5.500%, 06/01/14	12,437	13,493
5.500%, 09/01/14	690,065	748,678
5.500%, 12/01/14	209,309	227,087
5.500%, 08/01/15	2,074,032	2,171,346
5.500%, 03/01/16	21,418	23,237
6.500%, 04/01/16	50,524	55,336
6.500%, 06/01/16	27,145	29,731
6.500%, 07/01/16	77,220	84,576
6.500%, 08/01/16	4,900	5,367

Agency Sponsored Mortgage-Backed—(Continued)
6.000%, 09/01/16	$13,167	$14,398
6.500%, 09/01/16	30,057	32,919
6.500%, 10/01/16	64,374	70,505
5.500%, 11/01/16	12,855	13,955
5.500%, 12/01/16	11,436	12,415
5.500%, 01/01/17	14,180	15,391
6.500%, 02/01/17	43,759	47,927
6.000%, 03/01/17	12,249	13,409
6.000%, 04/01/17	28,778	31,505
6.000%, 06/01/17	23,675	25,919
6.000%, 07/01/17	66,077	72,340
6.500%, 07/01/17	51,947	56,896
5.500%, 09/01/17	14,514	15,765
5.500%, 10/01/17	11,352	12,331
6.500%, 10/01/17	16,058	17,587
5.500%, 12/01/17	15,301	16,760
5.500%, 01/01/18	484,789	526,538
5.500%, 02/01/18	3,905,133	4,241,732
5.500%, 02/01/18	183,517	199,105
4.500%, 06/01/18	203,979	218,333
5.500%, 11/01/18	13,481	14,641
5.500%, 09/01/20	60,260	65,566
5.500%, 12/01/20	13,238	14,379
4.000%, 03/01/22	290,134	307,105
5.500%, 03/01/22	1,266,738	1,373,865
5.500%, 04/01/22	530,981	580,230
5.500%, 04/01/22	41,485	44,993
5.500%, 07/01/22	846,806	919,983
5.500%, 09/01/22	368,469	399,630
5.500%, 10/01/22	2,549,778	2,770,510
5.500%, 11/01/22	683,410	741,261
5.500%, 12/01/22	637,214	691,202
4.500%, 01/01/23	2,001,633	2,128,776
4.500%, 02/01/23	1,434,870	1,525,976
5.500%, 02/01/23	882,153	956,797
5.500%, 03/01/23	119,299	129,388
4.500%, 04/01/23	2,338,947	2,487,457
4.500%, 05/01/23	2,451,134	2,606,767
4.500%, 06/01/23	3,956,058	4,207,245
4.500%, 07/01/23	2,410,460	2,563,511
5.500%, 07/01/23	62,090	67,351
5.500%, 08/01/23	420,232	455,771
5.500%, 10/01/23	530,736	575,702
5.500%, 11/01/23	103,202	112,612
5.500%, 12/01/23	265,951	288,707

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 01/01/24	$329,822	$350,403
5.500%, 01/01/24	75,460	81,853
4.500%, 03/01/24	15,465,189	16,438,732
4.000%, 04/01/24	351,785	367,415
4.500%, 04/01/24	2,221,765	2,362,469
4.500%, 05/01/24	6,051,877	6,433,300
4.000%, 07/01/24	734,446	767,079
5.500%, 09/01/24	296,734	322,123
4.500%, 10/01/24	1,619,561	1,721,382
4.000%, 11/01/24	409,846	428,056
4.000%, 12/01/24	717,501	750,002
5.500%, 01/01/25	5,529,862	5,998,385
4.000%, 02/01/25	851,595	889,433
4.000%, 03/01/25	1,527,361	1,594,747
4.500%, 04/01/25	927,604	985,342
4.000%, 05/01/25	4,349,160	4,541,042
4.000%, 06/01/25	1,310,215	1,368,020
4.000%, 07/01/25	7,895,676	8,244,029
4.500%, 07/01/25	481,170	510,895
3.500%, 08/01/25	1,815,989	1,852,412
4.000%, 08/01/25	35,654,898	37,227,967
3.500%, 09/01/25	410,337	418,567
4.000%, 09/01/25	47,486	49,581
3.500%, 10/01/25	875,000	892,549
4.000%, 10/01/25	2,381,647	2,486,724
3.500%, 11/01/25	4,943,757	5,042,913
4.500%, 11/01/25	633,089	672,496
3.500%, 12/01/25	19,865,484	20,263,922
4.000%, 12/01/25	8,434,435	8,806,557
3.500%, 01/01/26	8,015,192	8,176,958
3.500%, 02/01/26	15,704,021	16,023,231
4.000%, 02/01/26	17,847,910	18,624,193
3.500%, 03/01/26	4,208,512	4,294,238
4.000%, 03/01/26	25,696,034	26,829,066
3.500%, 04/01/26	8,069,549	8,233,923
4.000%, 04/01/26	2,568,522	2,680,751
4.000%, 04/01/26	658,064	686,686
3.500%, 05/01/26	12,366,679	12,618,581
3.500%, 05/01/26	1,225,139	1,250,094
4.000%, 05/01/26	2,084,829	2,175,508
3.500%, 06/01/26	104,119,781	106,240,629
4.000%, 06/01/26	4,215,922	4,399,291
3.500%, 07/01/26	10,227,269	10,432,240
4.000%, 07/01/26	140,748	146,795
4.500%, TBA (a)	37,000,000	39,231,544

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, TBA (a)	$500,000	$541,953
Fannie Mae 20 Yr. Pool
6.000%, 08/01/18	14,183	15,543
6.000%, 12/01/18	21,487	23,547
5.500%, 02/01/19	71,407	77,483
6.000%, 02/01/19	32,832	35,979
6.000%, 06/01/22	2,463,542	2,721,754
5.500%, 09/01/22	31,005	33,876
6.000%, 09/01/22	636,162	700,713
5.500%, 10/01/22	138,735	151,581
6.000%, 10/01/22	416,462	460,112
6.000%, 01/01/23	779,179	860,847
5.500%, 06/01/23	1,081,819	1,181,449
5.500%, 03/01/25	2,044,232	2,230,451
5.500%, 11/01/26	75,796	82,246
5.500%, 01/01/27	379,145	411,408
5.500%, 06/01/27	72,482	78,736
5.500%, 08/01/27	773,753	840,516
5.500%, 11/01/27	281,798	306,113
6.000%, 11/01/27	58,899	64,765
5.500%, 12/01/27	662,768	719,955
5.500%, 03/01/28	326,998	354,907
5.500%, 04/01/28	892,291	968,457
5.500%, 05/01/28	410,028	445,023
5.500%, 06/01/28	126,450	137,242
5.500%, 07/01/28	72,861	79,080
5.500%, 09/01/28	1,134,229	1,230,855
6.000%, 09/01/28	358,109	393,776
5.500%, 10/01/28	194,038	210,629
6.000%, 10/01/28	316,657	348,195
5.500%, 12/01/28	86,080	93,427
5.500%, 01/01/29	1,104,782	1,199,073
5.500%, 07/01/29	395,799	429,579
5.500%, 10/01/29	1,020,701	1,107,975
5.500%, 04/01/30	1,222,315	1,326,637
Fannie Mae 30 Yr. Pool 8.000%, 11/01/13	2,061	2,163
8.000%, 10/01/25	3,412	4,007
6.000%, 12/01/28	150,102	166,529
6.000%, 01/01/29	106,866	118,561
6.000%, 02/01/29	541,314	600,555
6.000%, 04/01/29	15,903	17,643
6.000%, 06/01/29	23,352	25,908
5.000%, 09/01/30	241,813	258,439
7.500%, 09/01/30	2,405	2,826

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.000%, 03/01/32	$7,959	$8,549
6.000%, 07/01/32	621,143	689,121
5.000%, 09/01/32	19,106	20,437
5.000%, 10/01/32	38,247	40,913
5.000%, 11/01/32	8,032	8,591
6.000%, 11/01/32	339,381	376,523
6.000%, 01/01/33	117,672	129,220
6.000%, 02/01/33	100,432	111,423
5.000%, 03/01/33	23,471	25,089
6.000%, 03/01/33	98,441	109,214
5.000%, 04/01/33	20,587,613	22,006,332
6.000%, 04/01/33	65,422	72,581
5.000%, 05/01/33	107,913,617	115,350,084
6.000%, 05/01/33	101,958	113,117
5.000%, 06/01/33	14,566,407	15,570,220
5.000%, 07/01/33	27,336,711	29,216,349
6.000%, 07/01/33	103,490	114,816
5.000%, 08/01/33	76,732,258	82,019,978
6.000%, 08/01/33	349,059	387,261
5.000%, 09/01/33	36,087	38,640
5.000%, 10/01/33	120,303	128,594
5.000%, 11/01/33	9,561,229	10,220,105
5.000%, 12/01/33	15,726	16,810
5.000%, 01/01/34	580,594	621,420
6.000%, 01/01/34	11,648	12,923
5.000%, 02/01/34	3,711,198	3,966,942
5.000%, 03/01/34	7,339,916	7,842,279
5.000%, 04/01/34	886,732	948,100
5.000%, 05/01/34	135,471	144,742
5.500%, 05/01/34	192,207	209,212
5.000%, 06/01/34	122,615	131,052
5.500%, 06/01/34	174,400	189,829
5.500%, 07/01/34	154,575	168,347
5.000%, 08/01/34	451,255	482,539
5.500%, 09/01/34	33,142	36,074
6.000%, 09/01/34	158,084	175,385
5.000%, 10/01/34	9,457	10,105
5.000%, 11/01/34	5,896	6,300
5.500%, 11/01/34	1,554,374	1,691,894
6.000%, 11/01/34	42,893	47,399
5.000%, 12/01/34	25,330	27,064
5.500%, 12/01/34	35,742	38,904
5.000%, 01/01/35	575,801	615,556
5.500%, 01/01/35	2,245,055	2,443,681
5.000%, 02/01/35	11,226	11,995

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 02/01/35	$2,959,354	$3,221,176
5.000%, 03/01/35	43,974,313	46,984,026
5.000%, 04/01/35	45,258,555	48,356,122
6.000%, 04/01/35	4,553,879	5,052,258
5.000%, 05/01/35	23,317	24,904
6.000%, 05/01/35	205,168	226,468
5.000%, 06/01/35	25,592,327	27,343,928
5.000%, 07/01/35	9,848,049	10,516,506
6.000%, 07/01/35	377,048	416,645
5.000%, 08/01/35	20,939	22,358
5.000%, 09/01/35	65,938	70,418
6.000%, 09/01/35	74,495	82,229
5.000%, 10/01/35	3,223,631	3,445,547
5.000%, 11/01/35	1,141,372	1,218,777
6.000%, 12/01/35	408,101	451,307
5.000%, 02/01/36	9,112,009	9,729,964
5.000%, 03/01/36	24,227	25,870
6.000%, 03/01/36	553,285	609,860
6.000%, 05/01/36	2,322,520	2,560,686
6.000%, 06/01/36	1,561,772	1,721,466
5.000%, 07/01/36	162,569	173,695
5.500%, 07/01/36	8,035,985	8,746,951
6.000%, 07/01/36	1,086,084	1,197,141
5.000%, 08/01/36	3,428,837	3,661,372
6.000%, 08/01/36	23,238,107	25,614,368
5.500%, 09/01/36	954,310	1,039,336
6.000%, 09/01/36	9,557,560	10,534,847
6.000%, 09/01/36	108,483	119,576
6.000%, 10/01/36	27,205,217	29,987,527
5.500%, 11/01/36	75,443	81,823
6.000%, 11/01/36	4,512,478	4,974,403
5.500%, 12/01/36	191,080	207,213
6.000%, 12/01/36	23,544,638	25,952,167
5.500%, 01/01/37	853,869	925,612
6.000%, 01/01/37	1,037,363	1,143,514
5.000%, 02/01/37	26,559,523	28,360,832
5.500%, 02/01/37	611,622	662,741
6.000%, 02/01/37	38,601,571	42,486,557
5.500%, 03/01/37	406,301	440,661
6.000%, 03/01/37	3,204,230	3,529,184
6.000%, 04/01/37	11,749,247	12,931,305
5.500%, 05/01/37	369,535	400,381
6.000%, 05/01/37	7,450,016	8,204,824
5.500%, 06/01/37	1,447,375	1,568,191
6.000%, 06/01/37	13,156,401	14,478,809

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 07/01/37	$3,922,067	$4,250,159
6.000%, 07/01/37	73,899,392	81,317,607
5.500%, 08/01/37	551,200	597,210
6.000%, 08/01/37 (b)	26,439,723	29,093,690
6.000%, 08/01/37	18,551,539	20,415,819
5.500%, 09/01/37	287,120	311,047
6.000%, 09/01/37	33,454,056	36,813,113
6.000%, 10/01/37	5,808,665	6,391,229
6.000%, 11/01/37	416,774	458,609
5.500%, 12/01/37	9,802,107	10,620,317
6.000%, 12/01/37	611,920	673,344
5.500%, 01/01/38	260,082	281,792
5.500%, 02/01/38	8,708,875	9,429,336
6.000%, 02/01/38	13,614,745	14,981,672
5.500%, 03/01/38	10,902,936	11,864,142
6.000%, 03/01/38	357,875	393,463
5.500%, 04/01/38	160,310	173,537
6.000%, 04/01/38	156,162	171,762
5.500%, 05/01/38	5,667,524	6,135,295
6.000%, 05/01/38	21,007,927	23,112,801
5.500%, 06/01/38	3,094,910	3,351,573
6.000%, 06/01/38	404,082	444,338
5.500%, 07/01/38	506,941	548,782
6.000%, 07/01/38	8,472,516	9,315,028
5.500%, 08/01/38	360,955	390,746
6.000%, 08/01/38	8,493,918	9,341,718
6.000%, 09/01/38	17,598,046	19,351,441
5.500%, 10/01/38	47,275	51,169
6.000%, 10/01/38	11,695,821	12,862,964
6.000%, 11/01/38	5,101,364	5,609,981
6.000%, 12/01/38	4,663,307	5,129,030
4.500%, 01/01/39	192,630	199,882
5.500%, 01/01/39	1,180,265	1,277,678
6.000%, 01/01/39	2,592,384	2,853,766
4.500%, 02/01/39	15,126,666	15,693,142
6.000%, 02/01/39	211,458	232,486
4.500%, 03/01/39	878,437	910,683
4.500%, 04/01/39	57,675,498	59,805,442
5.500%, 04/01/39	165,303	179,076
6.000%, 04/01/39	1,179,987	1,297,510
4.500%, 05/01/39	3,117,327	3,231,759
4.500%, 06/01/39	18,970,250	19,666,621
6.000%, 06/01/39	348,487	383,141
4.500%, 07/01/39	26,864	27,838
6.000%, 07/01/39	14,669	16,142

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 08/01/39	$2,067,091	$2,142,971
5.500%, 08/01/39	497,543	538,700
6.000%, 08/01/39	221,331	243,548
5.500%, 09/01/39	1,728,564	1,882,813
6.000%, 09/01/39	545,948	600,750
5.500%, 12/01/39	343,994	372,332
4.500%, 04/01/40	99	103
5.500%, 04/01/40	92,541	100,179
6.000%, 05/01/40	30,814	33,878
4.500%, 06/01/40	480,172	498,248
4.500%, 07/01/40	1,420,758	1,472,119
4.500%, 09/01/40	4,405,067	4,565,394
5.500%, 12/01/40	497,379	538,430
3.500%, 01/01/41	7,921,662	7,587,628
3.500%, 02/01/41	21,313,524	20,391,476
4.000%, 02/01/41	13,954,118	13,978,172
3.500%, 03/01/41	22,620,589	21,666,739
3.500%, 03/01/41	7,017,328	6,721,426
3.500%, 05/01/41	500,299	479,202
4.500%, 05/01/41	497,508	515,654
3.500%, 06/01/41	424,338	406,436
4.000%, 06/01/41	23,069,823	23,109,591
4.500%, TBA (a)	804,000,000	832,014,576
5.500%, TBA (a)	26,000,000	28,116,556
6.000%, TBA (a)	25,000,000	27,464,850
Fannie Mae ARM Pool 2.289%, 10/01/28 (c)	236,322	245,892
2.745%, 02/01/31 (c)	279,463	280,804
2.518%, 09/01/31 (c)	118,710	124,729
2.636%, 07/01/32 (c)	44,895	45,225
2.745%, 09/01/32 (c)	378,656	396,755
2.917%, 11/01/32 (c)	248,113	261,155
2.351%, 03/01/33 (c)	9,552	10,014
1.915%, 06/01/33 (c)	111,314	115,270
2.555%, 07/01/33 (c)	86,274	90,535
2.590%, 04/01/34 (c)	28,768	30,138
2.410%, 05/01/34 (c)	1,639,693	1,719,103
4.774%, 09/01/34 (c)	225,782	241,276
4.982%, 09/01/34 (c)	2,516,850	2,638,629
2.629%, 10/01/34 (c)	47,756	50,267
2.553%, 11/01/34 (c)	11,963	12,573
2.680%, 11/01/34 (c)	7,154,456	7,543,921
2.689%, 11/01/34 (c)	343,894	361,446
2.078%, 12/01/34 (c)	4,167,652	4,296,512
2.113%, 12/01/34 (c)	1,426,413	1,486,331

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
2.350%, 12/01/34 (c)	$144,248	$151,378
2.020%, 01/01/35 (c)	564,240	593,544
2.337%, 01/01/35 (c)	202,824	212,423
2.360%, 01/01/35 (c)	158,429	166,305
2.362%, 01/01/35 (c)	58,937	61,872
2.368%, 01/01/35 (c)	168,098	176,429
2.378%, 02/01/35 (c)	107,108	112,481
2.446%, 02/01/35 (c)	505,227	529,853
2.149%, 03/01/35 (c)	161,384	167,105
2.685%, 04/01/35 (c)	315,553	330,840
2.434%, 05/01/35 (c)	176,855	186,310
2.562%, 05/01/35 (c)	1,271,259	1,339,365
2.599%, 08/01/35 (c)	2,208,753	2,296,853
2.809%, 08/01/35 (c)	2,071,387	2,177,228
1.877%, 09/01/35 (c)	4,556,507	4,694,292
2.430%, 10/01/35 (c)	2,149,387	2,244,790
2.254%, 11/01/35 (c)	622,617	642,003
2.497%, 11/01/35 (c)	1,667,321	1,744,821
2.551%, 11/01/35 (c)	1,040,938	1,096,384
5.375%, 01/01/36 (c)	805,728	866,464
6.155%, 08/01/36 (c)	1,187,114	1,248,074
4.558%, 12/01/36 (c)	827,443	865,443
1.495%, 08/01/41 (c)	1,134,380	1,132,296
1.545%, 09/01/41 (c)	2,080,609	2,100,224
1.495%, 07/01/42 (c)	732,623	731,860
1.495%, 08/01/42 (c)	681,374	681,139
1.495%, 10/01/44 (c)	1,075,185	1,074,367
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	12,318	12,986
6.000%, 06/01/14	13,506	14,735
6.000%, 10/01/14	7,007	7,645
6.000%, 03/01/15	1,058	1,154
5.500%, 04/01/16	9,102	9,851
5.500%, 09/01/19	1,230,551	1,335,620
Freddie Mac 20 Yr. Gold Pool 6.000%, 03/01/21	198,052	218,092
5.500%, 04/01/21	49,761	53,987
6.000%, 01/01/22	710,571	786,026
6.000%, 10/01/22	2,507,149	2,769,618
5.500%, 12/01/22	4,908	5,310
6.000%, 12/01/22	154,832	171,041
6.000%, 02/01/23	91,563	100,966
5.500%, 03/01/23	1,001,424	1,083,331
6.000%, 04/01/23	140,094	154,761
5.500%, 08/01/26	9,028	9,800

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 12/01/27	$446,341	$484,156
5.500%, 01/01/28	249,410	270,541
5.500%, 05/01/28	524,835	569,301
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/32	109,982	119,730
5.500%, 10/01/35	165,985	180,489
5.500%, 11/01/35	520,913	566,430
5.500%, 01/01/36	514,755	558,656
5.500%, 02/01/36	283,315	308,337
5.500%, 04/01/36	238,949	258,409
5.500%, 06/01/36	13,708,324	14,914,711
5.500%, 08/01/36	662,708	718,647
5.500%, 12/01/36	3,440,025	3,730,398
5.500%, 02/01/37	139,317	150,871
5.500%, 03/01/37	122,609	133,284
5.500%, 04/01/37	196,799	213,340
5.500%, 06/01/37	94,362	102,179
5.500%, 07/01/37	927,260	1,005,482
5.500%, 08/01/37	797,488	866,207
5.500%, 09/01/37	196,493	212,772
5.500%, 10/01/37	132,309	143,226
5.500%, 11/01/37	348,801	377,881
5.500%, 12/01/37	286,128	309,834
5.500%, 01/01/38	689,982	747,145
5.500%, 02/01/38	1,667,289	1,805,420
5.500%, 03/01/38	180,537	195,729
5.500%, 04/01/38	888,218	962,806
5.500%, 07/01/38	4,940,496	5,349,805
4.500%, 09/01/38	879,664	912,231
5.500%, 09/01/38	1,667,361	1,803,935
5.500%, 10/01/38	583,708	633,348
5.500%, 11/01/38	629,046	680,571
5.500%, 12/01/38	37,846	41,000
5.500%, 01/01/39	5,681,660	6,151,480
4.500%, 02/01/39	364,360	377,635
5.500%, 02/01/39	128,303	138,752
5.500%, 09/01/39	354,630	383,512
5.500%, 12/01/39	170,813	184,724
5.500%, 02/01/40	236,814	256,100
4.500%, 10/01/40	494,826	512,063
4.500%, 12/01/40	62,167	64,294
4.500%, TBA (a)	58,000,000	59,749,048
5.500%, TBA (a)	170,000,000	183,653,210
Freddie Mac ARM Non-Gold Pool 2.784%, 01/01/29 (c)	1,063,735	1,122,270

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
2.505%, 11/01/31 (c)	$56,761	$59,386
3.181%, 08/01/32 (c)	234,811	244,508
2.368%, 10/01/34 (c)	146,051	151,611
2.500%, 11/01/34 (c)	284,941	298,595
2.718%, 11/01/34 (c)	103,072	108,773
2.897%, 11/01/34 (c)	139,073	146,719
2.966%, 11/01/34 (c)	75,918	80,027
2.427%, 01/01/35 (c)	145,456	152,601
2.501%, 01/01/35 (c)	641,659	673,472
2.358%, 02/01/35 (c)	146,473	153,077
2.375%, 02/01/35 (c)	172,046	180,714
2.382%, 02/01/35 (c)	121,606	127,739
2.428%, 02/01/35 (c)	151,981	159,777
2.472%, 02/01/35 (c)	87,933	92,442
2.494%, 02/01/35 (c)	282,001	298,819
2.653%, 02/01/35 (c)	148,640	157,218
5.177%, 03/01/35 (c)	1,202,204	1,287,765
2.561%, 06/01/35 (c)	3,646,858	3,837,021
2.567%, 08/01/35 (c)	1,867,391	1,965,380
2.520%, 09/01/35 (c)	563,194	585,596
2.546%, 09/01/35 (c)	1,786,389	1,868,620
Freddie Mac Gold Pool 5.500%, 04/01/37	273,764	296,802
5.500%, 07/01/37	3,216,893	3,483,405
5.500%, 11/01/37	2,512,824	2,721,006
5.500%, 03/01/38	996,497	1,079,054
4.500%, 02/01/39	3,277,213	3,395,735
Ginnie Mae I 15 Yr. Pool 6.000%, 04/15/14	31,787	34,865
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/23	25,225	29,280
7.500%, 01/15/26	18,414	21,583
3.500%, 12/15/40	1,929,982	1,876,908
3.500%, 01/15/41	565,489	549,938
3.500%, 02/15/41	1,498,402	1,457,196
Ginnie Mae I Pool 7.500%, 04/15/31	5,738,560	6,058,590
Ginnie Mae II 30 Yr. Pool 3.500%, 01/20/41	1,993,864	1,938,410
Ginnie Mae II ARM Pool 2.375%, 02/20/22 (c)	21,848	22,616
3.375%, 04/20/22 (c)	2,734	2,852
2.375%, 01/20/23 (c)	41,973	43,448
2.125%, 01/20/26 (c)	18,024	18,590
2.375%, 02/20/26 (c)	20,521	21,242

Agency Sponsored Mortgage-Backed—(Continued)
3.375%, 05/20/26 (c)	$30,184	$31,479
2.500%, 11/20/26 (c)	19,169	19,815
2.375%, 01/20/27 (c)	11,829	12,244
2.375%, 02/20/27 (c)	13,110	13,571
3.375%, 06/20/27 (c)	10,825	11,290
2.625%, 08/20/27 (c)	117,198	121,553
2.625%, 09/20/27 (c)	92,594	96,034
2.125%, 11/20/27 (c)	32,486	33,506
2.250%, 02/20/28 (c)	23,740	24,550
2.250%, 03/20/28 (c)	24,460	25,294
3.375%, 05/20/28 (c)	11,884	12,394
2.125%, 10/20/28 (c)	23,570	24,310
3.375%, 04/20/29 (c)	15,812	16,491
3.875%, 04/20/29 (c)	18,533	19,399
3.375%, 05/20/29 (c)	16,336	17,037
2.625%, 07/20/29 (c)	18,680	19,374
2.625%, 08/20/29 (c)	17,597	18,251
2.625%, 09/20/29 (c)	22,454	23,288
2.125%, 10/20/29 (c)	16,178	16,686
2.250%, 01/20/30 (c)	70,627	73,036
3.375%, 04/20/30 (c)	42,455	44,277
3.375%, 05/20/30 (c)	58,142	60,637
3.375%, 06/20/30 (c)	23,974	25,002
2.500%, 10/20/30 (c)	6,441	6,658
2.125%, 11/20/30 (c)	93,765	96,709
3.375%, 04/20/31 (c)	31,983	33,355
2.625%, 08/20/31 (c)	7,007	7,267
2.500%, 10/20/31 (c)	7,255	7,503
1.750%, 03/20/32 (c)	1,255	1,290
3.375%, 04/20/32 (c)	3,315	3,457
3.500%, 04/20/32 (c)	12,142	12,681
3.375%, 05/20/32 (c)	35,916	37,457
2.625%, 07/20/32 (c)	16,999	17,631
2.000%, 03/20/33 (c)	11,942	12,334
2.625%, 09/20/33 (c)	130,218	135,056

		2,951,068,334

Federal Agencies—0.2%
Fannie Mae REMICS 0.587%, 09/18/31 (c)	841,727	845,328
1.086%, 04/25/32 (c)	329,341	333,413
2.524%, 05/25/35 (c)	3,407,846	3,550,710
5.500%, 03/15/17	139,296	140,991
1.875%, 11/15/23 (c)	1,300,196	1,342,865
6.500%, 01/15/24	88,163	99,124

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
3.500%, 07/15/32	$149,866	$157,108
0.437%, 07/15/34 (c)	332,968	332,277
Freddie Mac Structured Pass Through Securities 1.695%, 07/25/44 (c)	11,345,065	11,089,379
1.484%, 10/25/44 (c)	2,191,323	2,202,129
1.495%, 02/25/45 (c)	193,852	191,520
Ginnie Mae 0.687%, 02/16/30 (c)	28,513	28,606
0.487%, 01/16/31 (c)	68,442	68,383

		20,381,833

U.S. Treasury—3.3%
U.S. Treasury Inflation Index Bonds 2.375%, 01/15/25	2,624,380	3,020,499
2.000%, 01/15/26 (b)	33,987,300	37,189,549
2.375%, 01/15/27 (b)	48,168,432	55,017,405
1.750%, 01/15/28	11,484,631	12,039,120
2.500%, 01/15/29 (b)	41,159,283	47,892,695
3.875%, 04/15/29	2,872,401	3,941,247
U.S. Treasury Notes 0.750%, 06/15/14	28,900,000	28,870,667
1.500%, 06/30/16	127,600,000	125,985,062

		313,956,244

Total U.S. Treasury & Government Agencies (Cost $3,222,842,692)		3,285,406,411

Domestic Bonds & Debt Securities—27.7%

Capital Markets—2.3%
Goldman Sachs Group, Inc. (The) 6.600%, 01/15/12	10,000,000	10,310,170
5.700%, 09/01/12	55,000	57,850
0.674%, 07/22/15 (c)	5,400,000	5,130,545
1.784%, 05/23/16 (EUR) (c)	4,300,000	5,919,612
6.250%, 09/01/17	14,200,000	15,688,529
6.150%, 04/01/18	1,800,000	1,961,735
7.500%, 02/15/19	10,000,000	11,652,690
6.750%, 10/01/37	13,500,000	13,541,121

Capital Markets—(Continued)
Lehman Brothers Holdings, Inc. 0.000%, 12/23/08 (d)	$12,500,000	$3,281,250
5.625%, 01/24/13 (d)	32,500,000	8,775,000
6.750%, 12/28/17 (d)	14,800,000	22,200
6.875%, 05/02/18 (d)	3,900,000	1,067,625
Merrill Lynch & Co., Inc.
Series C 0.482%, 06/05/12 (c)	1,800,000	1,797,084
6.050%, 08/15/12	26,500,000	27,904,394
6.400%, 08/28/17	3,100,000	3,388,223
Series MTN 6.875%, 04/25/18	23,400,000	25,925,703
Morgan Stanley Series EMTN 1.711%, 04/13/16 (EUR) (c)	300,000	403,829
Series F 0.450%, 04/19/12 (c)	800,000	800,031
0.726%, 10/18/16 (c)	3,400,000	3,134,032
5.950%, 12/28/17	48,200,000	51,887,107
Scotland International Finance No. 2 B.V. 4.250%, 05/23/13 (144A)	19,800,000	19,871,260
Small Business Administration Participation Certificates 5.500%, 10/01/18	47,519	51,584
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A)	8,820,497	8,949,921

		221,521,495

Chemicals—0.6%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	3,337,290
Dow Chemical Co. (The) 4.850%, 08/15/12	26,100,000	27,267,714
6.000%, 10/01/12	3,300,000	3,508,745
7.375%, 11/01/29	185,000	227,987
ICI Wilmington, Inc. 5.625%, 12/01/13	340,000	368,972
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	16,400,000	18,396,667
Rohm & Haas Co. 6.000%, 09/15/17	8,500,000	9,677,292

		62,784,667

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—8.7%
ABN AMRO N.A. Holding Capital 6.523%, 12/29/49 (144A) (c)	$345,000	$322,575
ANZ National International, Ltd. 3.125%, 08/10/15 (144A)	8,700,000	8,771,775
Australia & New Zealand Banking Group, Ltd. 2.125%, 01/10/14 (144A)	17,100,000	17,250,548
Banco Santander Brazil S.A. 2.347%, 03/18/14 (144A) (c)	20,800,000	20,887,426
4.250%, 01/14/16 (144A)	14,800,000	14,849,160
Series 141 10.956%, 07/13/11 (144A) (e)	36,300,000	36,470,610
Banco Santander Chile 1.875%, 01/19/16 (144A) (c)	6,900,000	6,819,449
Bank of China (Hong Kong), Ltd.
5.550%, 02/11/20 (144A)	2,500,000	2,523,264
Bank of India, Series EMTN 4.750%, 09/30/15	5,100,000	5,287,593
Bank of Montreal, Series CB2 2.850%, 06/09/15 (144A)	5,600,000	5,807,458
Bank of Nova Scotia 1.650%, 10/29/15 (144A)	6,100,000	5,999,990
Barclays Bank plc 5.450%, 09/12/12	39,300,000	41,418,702
2.375%, 01/13/14	6,300,000	6,378,706
5.000%, 09/22/16	26,400,000	28,432,246
0.421%, 03/23/17 (c)	1,500,000	1,463,069
6.050%, 12/04/17 (144A)	44,400,000	47,072,791
10.179%, 06/12/21 (144A)	18,080,000	22,774,834
7.434%, 09/29/49 (144A) (c)	6,700,000	6,884,250
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	3,987,750
6.500%, 03/10/21 (144A)	7,800,000	7,995,000
BNP Paribas S.A., Series BKNT 1.190%, 01/10/14 (c)	26,000,000	25,827,126
BPCE S.A. 2.375%, 10/04/13 (144A)	2,400,000	2,404,651
CIT Group, Inc. 7.000%, 05/01/14	1,197,315	1,213,778
7.000%, 05/01/15	889,144	892,478
7.000%, 05/01/16	1,481,907	1,478,202
7.000%, 05/01/17	2,074,669	2,072,076

Commercial Banks—(Continued)
Series C 5.250%, 04/01/14 (144A)	$2,600,000	$2,600,000
Credit Agricole S.A. 8.375%, 10/31/49 (144A) (c)	46,000,000	48,300,000
Credit Suisse of New York 2.200%, 01/14/14	5,700,000	5,777,833
Danske Bank A.S. 2.500%, 05/10/12 (144A)	4,500,000	4,566,700
Deutsche Bank AG London 6.000%, 09/01/17	25,700,000	28,711,886
Dexia Credit Local 0.753%, 04/29/14 (144A) (c)	1,200,000	1,175,736
DnB NOR Bank ASA 0.484%, 09/01/16 (c)	1,500,000	1,495,328
Export-Import Bank of Korea 5.125%, 06/29/20	4,300,000	4,372,988
4.000%, 01/29/21	2,700,000	2,495,525
HSBC Bank plc 2.000%, 01/19/14 (144A)	6,000,000	6,036,102
HSBC Capital Funding LP 4.610%, 12/31/49 (144A) (c)	585,000	573,328
ING Bank N.V. 1.046%, 03/30/12 (144A) (c)	66,800,000	67,073,880
2.650%, 01/14/13 (144A)	1,500,000	1,520,868
2.000%, 10/18/13 (144A)	3,300,000	3,291,176
Intesa Sanpaolo
2.658%, 02/24/14 (144A) (c)	14,100,000	14,076,185
Intesa Sanpaolo/New York, Series YCD
2.375%, 12/21/12	45,500,000	45,864,045
Key Bank N.A., Series EMTN
1.559%, 11/21/11 (EUR) (c)	500,000	723,233
Lloyds TSB Bank plc
4.875%, 01/21/16	7,400,000	7,576,172
12.000%, 12/31/49 (144A) (c)	5,800,000	6,315,999
Nordea Bank AB
2.125%, 01/14/14 (144A)	2,700,000	2,731,345

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Rabobank Nederland
11.000%, 06/29/49 (144A) (c)	$277,000	$355,683
RBS Capital Trust II
6.425%, 12/29/49	120,000	86,400
Resona Bank, Ltd.
5.850%, 09/29/49 (144A) (c)	4,400,000	4,394,711
Royal Bank of Scotland Group plc
7.640%, 03/31/49	14,500,000	11,346,250
6.990%, 10/29/49 (144A)	2,000,000	1,810,000
Royal Bank of Scotland plc (The)
3.950%, 09/21/15	12,300,000	12,369,643
Series EMTN 0.986%, 09/29/15 (c)	500,000	438,127
0.561%, 10/14/16 (c)	500,000	444,403
Santander US Debt S.A. Unipersonal
2.991%, 10/07/13 (144A)	24,300,000	24,257,815
Societe Financement de l’Economie Francaise
0.476%, 07/16/12 (144A) (c)	57,000,000	57,188,100
Societe Generale S.A.
5.922%, 04/29/49 (144A) (c)	13,200,000	11,431,358
State Bank of India
4.500%, 07/27/15 (144A)	12,200,000	12,570,094
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/14 (144A)	7,400,000	7,461,013
Svenska Handelsbanken AB
1.249%, 09/14/12 (144A) (c)	34,000,000	34,318,478
Turkiye Garanti Bankasi A.S.
2.774%, 04/20/16 (144A) (c)	3,800,000	3,790,500
UBS AG
1.273%, 01/28/14 (c)	1,700,000	1,704,600
Series BKNT 2.250%, 08/12/13	14,900,000	15,164,207
5.875%, 12/20/17	21,700,000	23,836,430
Series MTN 1.359%, 02/2A3/12 (c)	7,900,000	7,951,366
USB Capital IX
3.500%, 10/29/49 (c)	8,125,000	6,725,794

Commercial Banks—(Continued)
Wachovia Bank N.A., Series MTN
0.577%, 03/15/16 (c)	$6,000,000	$5,707,320
Westpac Banking Corp. 0.756%, 07/16/14 (144A) (c)	29,000,000	29,141,578
Westpac Capital Trust III 5.819%, 09/30/13 (144A) (c)	80,000	79,257
Westpac Capital Trust IV 5.256%, 03/31/16 (144A) (c)	165,000	159,225

		853,296,188

Commercial Services & Supplies—0.1%
R.R. Donnelley & Sons Co. 4.950%, 04/01/14	6,200,000	6,308,190

Computers & Peripherals—0.6%
Hewlett-Packard Co. 0.534%, 05/24/13 (c)	38,300,000	38,408,427
International Business Machines Corp. 5.700%, 09/14/17	19,300,000	22,468,829

		60,877,256

Construction Materials—0.1%
C10 Capital, Ltd. 6.722%, 12/18/49 (c)	4,800,000	3,600,000
C8 Capital SPV, Ltd. 6.640%, 12/31/14 (144A) (c)	1,700,000	1,275,000

		4,875,000

Consumer Finance—2.3%
Ally Financial, Inc. 6.875%, 09/15/11	9,000,000	9,078,750
6.000%, 12/15/11	5,035,000	5,110,525
6.875%, 08/28/12	1,500,000	1,556,250
3.466%, 02/11/14 (c)	8,900,000	8,752,011
4.500%, 02/11/14	9,000,000	9,022,500
3.647%, 06/20/14 (c)	9,000,000	8,806,392
6.750%, 12/01/14	9,458,000	9,919,721
8.300%, 02/12/15	3,500,000	3,920,000
6.250%, 12/01/17 (144A)	23,000,000	22,932,886
7.500%, 09/15/20	7,800,000	8,190,000

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Consumer Finance—(Continued)
American Express Bank FSB S.A. 5.500%, 04/16/13	$16,700,000	$17,873,225
6.000%, 09/13/17	34,000,000	38,402,728
American Express Centurion Bank 6.000%, 09/13/17	34,000,000	38,402,728
Banque PSA Finance 2.146%, 04/04/14 (144A) (c)	14,900,000	14,884,146
Ford Motor Credit Co. LLC 7.250%, 10/25/11	1,300,000	1,319,609
3.033%, 01/13/12 (c)	9,000,000	9,022,770
7.800%, 06/01/12	800,000	836,808
7.000%, 10/01/13	500,000	535,589
8.000%, 06/01/14	2,500,000	2,744,392
7.000%, 04/15/15	500,000	541,329
12.000%, 05/15/15	4,000,000	4,964,440
8.000%, 12/15/16	500,000	563,493
Springleaf Finance Corp.,
Series MTN 6.900%, 12/15/17	3,200,000	2,952,000
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	1,300,000	1,315,191

		221,647,483

Diversified Financial Services—5.3%
ANZ Capital Trust II 5.360%, 11/29/49 (144A)	525,000	539,438
Bank of America Corp. 5.650%, 05/01/18	17,800,000	18,793,632
8.000%, 12/29/49 (c)	5,000,000	5,228,190
Bear Stearns & Co., Inc. 6.400%, 10/02/17	19,300,000	22,048,783
Bear Sterns Cos. LLC (The) 6.950%, 08/10/12	8,200,000	8,756,772
7.250%, 02/01/18	5,000,000	5,945,405
BM&F Bovespa S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,040,500
Citigroup Capital XXI 8.300%, 12/21/57 (c)	35,900,000	36,797,500
Citigroup, Inc. 5.625%, 08/27/12	1,000,000	1,044,983
5.500%, 04/11/13	17,900,000	19,012,037
2.262%, 08/13/13 (c)	7,000,000	7,135,450
5.500%, 10/15/14	35,000,000	38,090,605

Diversified Financial Services—(Continued)
6.125%, 11/21/17	$44,600,000	$49,324,166
6.125%, 05/15/18	2,900,000	3,198,077
8.500%, 05/22/19	3,800,000	4,717,742
General Electric Capital Corp. 6.750%, 03/15/32	165,000	183,856
6.875%, 01/10/39	6,500,000	7,382,336
6.500%, 09/15/67 (144A) (GBP) (c)	11,900,000	18,929,711
6.375%, 11/15/67 (c)	5,400,000	5,555,250
International Lease Finance Corp. 1.795%, 08/15/11 (EUR) (c)	30,400,000	44,039,754
5.400%, 02/15/12	16,642,000	16,933,235
5.300%, 05/01/12	24,700,000	25,194,000
5.250%, 01/10/13	2,900,000	2,961,480
6.375%, 03/25/13	2,900,000	3,001,500
5.875%, 05/01/13	1,600,000	1,646,000
6.750%, 09/01/16 (144A)	5,300,000	5,671,000
JPMorgan Chase & Co. 0.580%, 06/13/16 (c)	5,300,000	4,967,817
6.000%, 10/01/17	23,600,000	26,260,452
6.000%, 01/15/18	25,600,000	28,509,952
JPMorgan Chase Capital XXI Series U 1.223%, 02/02/37 (c)	27,300,000	21,943,603
LBG Capital No.1 plc 7.875%, 11/01/20 (144A)	285,000	269,325
Macquarie Bank, Ltd., Series B 2.600%, 01/20/12 (144A)	2,200,000	2,227,570
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	11,249,852
Pearson Dollar Finance plc 5.700%, 06/01/14 (144A)	13,500,000	14,875,420
SLM Corp. 4.182%, 03/15/12 (c)	1,500,000	1,503,825
5.125%, 08/27/12	400,000	410,546
5.375%, 01/15/13	700,000	719,662
5.000%, 10/01/13	4,739,000	4,931,166
0.574%, 01/27/14 (c)	11,600,000	11,007,275
5.375%, 05/15/14	8,235,000	8,579,363
Series MTN 6.250%, 01/25/16	3,200,000	3,323,270
8.450%, 06/15/18	7,400,000	8,133,103
8.000%, 03/25/20	400,000	430,201
Teco Finance, Inc. 6.750%, 05/01/15	4,400,000	5,026,547

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Temasek Financial I, Ltd. 4.300%, 10/25/19 (144A)	$5,500,000	$5,683,172
Trans Capital Investment, Ltd. 8.700%, 08/07/18 (144A)	2,800,000	3,451,000

		516,674,523

Diversified Telecommunication Services—0.3%
AT&T, Inc. 5.100%, 09/15/14	380,000	417,909
5.625%, 06/15/16	455,000	516,355
6.300%, 01/15/38	6,400,000	6,799,859
5.350%, 09/01/40	301,000	286,330
CenturyTel, Inc. 6.000%, 04/01/17	5,000,000	5,222,925
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	50,000	66,162
Embarq Corp. 7.995%, 06/01/36	6,600,000	6,780,886
France Telecom S.A. 8.500%, 03/01/31	165,000	222,679
Qtel International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	401,000
4.750%, 02/16/21 (144A)	800,000	784,000
Qwest Corp. 8.875%, 03/15/12	1,720,000	1,814,600
Sprint Capital Corp. 8.750%, 03/15/32	6,900,000	7,503,750
Verizon Global Funding Corp. 7.375%, 09/01/12	185,000	199,016
Verizon New York, Inc. 6.875%, 04/01/12	325,000	339,531
7.375%, 04/01/32	155,000	178,779

		31,533,781

Electric Utilities—1.2%
Arizona Public Service Co. 4.650%, 05/15/15	165,000	178,649
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	61,880,000
Consumers Energy Co. 5.000%, 02/15/12	2,500,000	2,564,023
Dominion Resources, Inc. 6.300%, 03/15/33	210,000	231,280
DTE Energy Co. 6.375%, 04/15/33	260,000	280,212

Electric Utilities—(Continued)
Electricite de France 5.500%, 01/26/14 (144A)	$5,100,000	$5,607,516
6.500%, 01/26/19 (144A)	5,100,000	5,970,223
6.950%, 01/26/39 (144A)	5,100,000	5,985,263
Enel Finance International S.A. 6.250%, 09/15/17 (144A)	9,350,000	10,335,471
Entergy Corp. 3.625%, 09/15/15	14,300,000	14,540,655
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,315,669
7.750%, 01/20/20	5,000,000	5,857,686
Nisource Finance Corp. 6.150%, 03/01/13	475,000	511,156
Pepco Holdings, Inc. 7.450%, 08/15/32	180,000	208,756
Progress Energy, Inc. 6.850%, 04/15/12	650,000	680,729

		117,147,288

Energy Equipment & Services—0.1%
Cameron International Corp. 1.183%, 06/02/14 (c)	9,100,000	9,144,408
Transocean, Inc. 7.500%, 04/15/31	1,000,000	1,129,081

		10,273,489

Food & Drug Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	1,018,480	1,148,651

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc. 5.800%, 02/15/18	6,600,000	7,617,555

Food Products—0.3%
Kraft Foods, Inc. 6.125%, 02/01/18	23,500,000	27,072,399
6.875%, 02/01/38	2,100,000	2,437,447

		29,509,846

Gas Utilities—0.0%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	1,600,000	1,574,989

Health Care Providers & Services—0.2%
Prudential Holding LLC 8.695%, 12/18/23 (144A)	150,000	182,187

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc. 6.000%, 02/15/18	$11,100,000	$12,603,484
6.875%, 02/15/38	2,200,000	2,523,774

		15,309,445

Independent Power Producers & Energy Traders—0.1%
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, 09/16/15 (144A)	11,200,000	11,137,481
PSEG Power LLC 5.500%, 12/01/15	420,000	464,052
8.625%, 04/15/31	245,000	315,670

		11,917,203

Insurance—1.6%
American General Finance Corp. Series I 4.875%, 07/15/12	800,000	798,000
Series J 0.497%, 12/15/11 (c)	3,400,000	3,356,643
American General Institutional Capital, Series B 8.125%, 03/15/46 (144A)	24,700,000	26,737,750
American International Group, Inc. 4.250%, 05/15/13	8,545,000	8,792,574
5.050%, 10/01/15	6,300,000	6,582,051
5.450%, 05/18/17	700,000	732,922
5.850%, 01/16/18	23,700,000	24,866,301
8.250%, 08/15/18	300,000	344,738
6.400%, 12/15/20	2,800,000	3,019,260
5.250%/6.250%, 11/16/22 (f)	3,163,000	3,024,619
8.000%, 05/22/38 (EUR) (c)	2,750,000	4,003,949
8.625%, 05/22/38 (GBP) (c)	5,500,000	9,146,709
Series EMTN 5.000%, 06/26/17 (EUR)	24,000,000	33,583,631
CNA Financial Corp. 5.850%, 12/15/14	5,000,000	5,420,810
Dai-ichi Life Insurance Co., Ltd. 7.250%, 12/31/49 (144A) (c)	7,400,000	7,488,103

Insurance—(Continued)
ING Capital Funding Trust III 3.846%, 12/31/49 (c)	$200,000	$189,798
Liberty Mutual Group, Inc. 5.750%, 03/15/14 (144A)	5,750,000	6,103,361
Nationwide Financial Services, Inc. 6.250%, 11/15/11	55,000	55,728
5.900%, 07/01/12	60,000	61,668
Pacific LifeCorp. 6.000%, 02/10/20 (144A)	2,600,000	2,792,738
Principal Life Income Funding Trusts 5.300%, 04/24/13	3,400,000	3,657,978

		150,759,331

Machinery—0.3%
Caterpillar, Inc. 0.425%, 05/21/13 (c)	33,000,000	33,056,001

Media—0.3%
British Sky Broadcasting Group plc 6.100%, 02/15/18 (144A)	15,000,000	16,800,645
Comcast Corp. 7.050%, 03/15/33	75,000	87,051
COX Communications, Inc. 4.625%, 06/01/13	430,000	456,800
Historic TW, Inc. 9.150%, 02/01/23	155,000	208,968
News America Holdings, Inc. 8.250%, 08/10/18	110,000	137,219
7.750%, 01/20/24	25,000	30,651
Time Warner Cable, Inc. 5.400%, 07/02/12	5,000,000	5,228,145
Time Warner Cos., Inc. 5.875%, 11/15/16	6,500,000	7,438,450
7.625%, 04/15/31	310,000	372,955
Time Warner Entertainment Co. LP 8.375%, 03/15/23	260,000	330,740

		31,091,624

Metals & Mining—0.3%
AngloGold Ashanti Holdings plc
5.375%, 04/15/20	2,400,000	2,367,151

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Gerdau Trade, Inc.
5.750%, 01/30/21 (144A)	$6,900,000	$6,941,977
Vale Overseas, Ltd.
4.625%, 09/15/20	5,000,000	4,997,690
6.875%, 11/21/36	8,200,000	8,923,945
6.875%, 11/10/39	3,600,000	3,930,408

		27,161,171

Oil & Gas Exploration & Production—0.0%
Novatek Finance, Ltd.
5.326%, 02/03/16 (144A)	3,100,000	3,180,915

Oil, Gas & Consumable Fuels—1.0%
El Paso Corp.
7.750%, 01/15/32	2,715,000	3,171,858
Gazprom Via Gaz Capital S.A.
8.146%, 04/11/18 (144A)	12,400,000	14,647,500
8.625%, 04/28/34	23,300,000	29,183,250
Series REGS
8.125%, 07/31/14	3,600,000	4,090,500
Husky Energy, Inc.
6.150%, 06/15/19	215,000	241,007
Indian Oil Corp., Ltd.
4.750%, 01/22/15	2,200,000	2,298,032
Kinder Morgan Energy Partners LP
7.400%, 03/15/31	225,000	256,996
7.750%, 03/15/32	135,000	160,715
7.300%, 08/15/33	90,000	102,839
Magellan Midstream Partners
5.650%, 10/15/16	385,000	435,981
Noble Group, Ltd.
4.875%, 08/05/15 (144A)	2,500,000	2,598,438
Petrobras International Finance Co.
5.750%, 01/20/20	4,800,000	5,144,424
5.375%, 01/27/21	26,600,000	27,374,912
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Series REGS
5.500%, 09/30/14	1,400,000	1,532,464
Spectra Energy Capital LLC
6.250%, 02/15/13	375,000	404,154
8.000%, 10/01/19	55,000	67,385
Total Capital S.A.
4.450%, 06/24/20	3,100,000	3,241,549

Oil, Gas & Consumable Fuels—(Continued)
TransCanada Pipelines, Ltd.
7.625%, 01/15/39	$2,500,000	$3,105,758
Transcontinental Gas Pipe Line Corp.
8.875%, 07/15/12	35,000	37,796
Valero Energy Corp.
7.500%, 04/15/32	225,000	251,965
Williams Cos., Inc.
7.500%, 01/15/31	592,000	678,872

		99,026,395

Paper & Forest Products—0.1%
International Paper Co.
5.250%, 04/01/16	6,500,000	7,029,555

Pharmaceuticals—0.7%
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	49,400,000	53,141,507
Roche Holdings, Inc.
7.000%, 03/01/39(144A)	8,000,000	9,741,600
Wyeth
5.500%, 03/15/13	2,500,000	2,698,112
5.500%, 02/15/16	5,000,000	5,704,355
6.450%, 02/01/24	160,000	191,009

		71,476,583

Real Estate Investment Trusts—0.1%
HCP, Inc.
6.700%, 01/30/18	7,500,000	8,395,807
Health Care Property Investors, Inc.
5.950%, 09/15/11	3,500,000	3,534,199

		11,930,006

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC
3.500%, 07/21/15	1,000,000	1,024,470

Road & Rail—0.3%
Con-way, Inc.
7.250%, 01/15/18	10,000,000	11,015,680
CSX Corp.
6.250%, 03/15/18	8,100,000	9,359,040
Norfolk Southern Corp.
5.590%, 05/17/25	60,000	64,983
7.800%, 05/15/27	7,000	9,097
5.640%, 05/17/29	168,000	178,724
7.250%, 02/15/31	65,000	80,299

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Road & Rail—(Continued)
RZD Capital Ltd., Series EMTN
5.739%, 04/03/17	$3,200,000	$3,412,000
Union Pacific Corp.
6.625%, 02/01/29	50,000	58,002

		24,177,825

Specialty Retail—0.2%
Home Depot, Inc.
5.400%, 03/01/16	5,000,000	5,592,870
Limited Brands, Inc.
6.900%, 07/15/17	15,000,000	16,143,750

		21,736,620

Tobacco—0.2%
Altria Group, Inc.
9.700%, 11/10/18	7,600,000	10,001,227
Philip Morris International, Inc.
6.375%, 05/16/38	4,100,000	4,660,454
Reynolds American, Inc.
7.625%, 06/01/16	2,400,000	2,881,625

		17,543,306

Transportation—0.1%
GATX Corp.
6.000%, 02/15/18	5,000,000	5,437,255
GATX Financial Corp.
5.800%, 03/01/16	5,000,000	5,473,390

		10,910,645

Wireless Telecommunication Services—0.1%
America Movil S.A.B de C.V. 5.000%, 03/30/20	5,000,000	5,240,995
AT&T Wireless Services, Inc. 8.125%, 05/01/12	200,000	212,091
Cingular Wireless LLC 6.500%, 12/15/11	700,000	717,938

		6,171,024

Total Domestic Bonds & Debt Securities (Cost $2,563,080,835)		2,690,292,520

Foreign Bonds & Debt Securities—27.3%

Aruba Guilder—0.0%
UFJ Finance Aruba AEC 6.750%, 07/15/13	220,000	241,852

Brazil—1.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125%, 09/15/17 (144A) (EUR)	$2,700,000	$3,813,510
Brazil Notas do Tesouro Nacional,
Series F 10.000%, 01/01/12 (BRL)	21,916,200	138,848,503
10.000%, 01/01/17 (BRL)	5,730,000	33,307,772

		175,969,785

Canada—2.5%
Canada Housing Trust No.1
4.000%, 06/15/12 (144A) (CAD)	15,200,000	16,162,995
4.800%, 06/15/12 (144A) (CAD)	11,800,000	12,639,247
4.550%, 12/15/12 (144A) (CAD)	26,300,000	28,468,097
2.750%, 12/15/15 (144A) (CAD)	9,000,000	9,494,587
3.350%, 12/15/20 (144A) (CAD)	16,300,000	16,836,374
Series 15 3.950%, 12/15/11 (CAD)	3,000,000	3,150,739
Canadian Government Bond 1.500%, 12/01/12 (CAD)	9,600,000	9,966,776
1.750%, 03/01/13 (CAD)	19,900,000	20,722,416
2.000%, 08/01/13 (CAD)	19,700,000	20,622,049
2.500%, 09/01/13 (CAD)	21,600,000	22,836,343
2.250%, 08/01/14 (CAD)	7,900,000	8,290,570
2.000%, 12/01/14 (CAD)	18,900,000	19,624,247
4.500%, 06/01/15 (CAD)	2,700,000	3,057,639
3.000%, 12/01/15 (CAD)	2,800,000	3,003,398
Province of Ontario 1.375%, 01/27/14	13,800,000	13,890,224
1.875%, 09/15/15	3,900,000	3,900,589
4.300%, 03/08/17 (CAD)	4,200,000	4,640,494
4.200%, 03/08/18 (CAD)	1,300,000	1,430,007
5.500%, 06/02/18 (CAD)	2,600,000	3,046,550
4.400%, 06/02/19 (CAD)	9,100,000	10,013,067
4.200%, 06/02/20 (CAD)	6,900,000	7,423,305
Series MTN 4.600%, 06/02/39 (CAD)	4,600,000	4,926,295

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Canada—(Continued)
Province of Quebec
4.500%, 12/01/16 (CAD)	$400,000	$448,747
4.500%, 12/01/20 (CAD)	400,000	434,174

		245,028,929

Cayman Islands—0.0%
Hutchison Whampoa International, Ltd. 6.250%, 01/24/14 (144A)	245,000	271,371
Mizuho Financial Group Cayman, Ltd. 5.790%, 04/15/14 (144A)	315,000	341,549

		612,920

Denmark—0.3%
Nykredit Realkredit A.S. 2.359%, 04/01/38 (c) (DKK)	23,030,195	4,264,319
2.359%, 10/01/38 (c) (DKK)	25,195,342	4,631,371
Realkredit Danmark A.S.
Series 73D 2.480%, 01/01/38 (c) (DKK)	22,860,372	4,246,674
Series 83D 2.480%, 01/01/38 (DKK)	97,066,598	17,889,891

		31,032,255

France—0.1%
AXA S.A. 8.600%, 12/15/30	60,000	71,667
Societe Generale S.A. 8.875%, 06/29/49 (c) (GBP)	5,000,000	8,034,000

		8,105,667

Germany—0.2%
Bundesrepublik Deutschland 3.250%, 07/04/21 (EUR)	14,000,000	20,724,947

Italy—0.6%
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/19 (EUR)	7,343,739	10,431,049
Series CPI 2.100%, 09/15/16 (EUR)	823,416	1,185,567
2.100%, 09/15/21 (EUR)	31,145,335	42,332,097

		53,948,713

Japan—20.0%
Japan Treasury Bills
Series 130 1.087%, 08/22/11 (e) (JPY)	$7,820,000,000	$96,954,231
Series 183 170.594%, 07/11/11 (e) (JPY)	27,820,000,000	344,958,686
Series 188 14.977%, 07/25/11 (e) (JPY)	38,270,000,000	474,517,154
Series 189 16.634%, 08/01/11 (e) (JPY)	830,000,000	10,291,135
Series 190 0.395%, 08/08/11 (e) (JPY)	6,310,000,000	78,235,941
Series 192 1.719%, 08/15/11 (e) (JPY)	33,460,000,000	414,869,563
Series 194 0.010%, 08/22/11 (e) (JPY)	6,310,000,000	78,232,968
Series 197 1.384%, 09/05/11 (e) (JPY)	23,810,000,000	295,193,808
Series 202 0.485%, 09/20/11 (e) (JPY)	300,000,000	3,719,226
Series 204 0.844%, 10/03/11 (e) (JPY)	20,000,000	248,241
Series186 71.704%, 07/19/11 (e) (JPY)	11,710,000,000	145,197,321

		1,942,418,274

Mexico—0.2%
Mexican Bonos 6.000%, 06/18/15 (MXN)	70,900,000	6,060,253
United Mexican States 6.050%, 01/11/40 (MXN)	5,100,000	5,451,900

		11,512,153

Netherlands—0.2%
Deutsche Telekom Finance 5.250%, 07/22/13	425,000	458,578
Fortis Bank Nederland Holding NV 3.000%, 04/17/12 (EUR)	1,600,000	2,346,743
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	4,236,504

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Netherlands—(Continued)
LeasePlan Corp. NV 3.125%, 02/10/12 (EUR)	$7,700,000	$11,283,669

		18,325,494

Panama—0.0%
Panama Government International Bond 9.375%, 04/01/29	1,161,000	1,729,890
6.700%, 01/26/36	1,150,000	1,362,750

		3,092,640

Russia—0.0%
Morgan Stanley (Gazprom) 9.625%, 03/01/13 (144A)	130,000	146,575
Russian Foreign Bond, Series REGS 3.625%, 04/29/15	1,500,000	1,548,750

		1,695,325

Singapore—0.0%
United Overseas Bank, Ltd. 5.375%, 09/03/19 (144A) (c)	470,000	504,337

South Africa—0.0%
South Africa Government International Bond 5.875%, 05/30/22	700,000	782,775

South Korea—0.2%
Export-Import Bank of Korea 1.050%, 03/03/12 (144A) (SGD)	18,300,000	14,900,895
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	2,566,726
Standard Chartered First Bank Korea, Ltd. 7.267%, 03/03/34 (144A) (c)	240,000	256,200
Woori Bank 6.025%, 03/13/14 (144A) (c)	305,000	292,176

		18,015,997

Spain—0.8%
Instituto de Credito Oficial 3.276%, 03/25/14 (144A) (c) (EUR)	19,200,000	27,726,381

Spain—(Continued)
Santander Finance Preferred S.A. Unipersonal, Series 8
11.300%, 07/27/49 (c) (GBP)	$7,900,000	$13,487,077
Santander Issuances S.A. Unipersonal, Series 24
7.300%, 07/27/19 (c) (GBP)	5,000,000	8,367,973
Spain Government Bond 4.650%, 07/30/25 (EUR)	17,000,000	22,253,060
4.900%, 07/30/40 (EUR)	1,300,000	1,624,294

		73,458,785

Sweden—0.0%
Swedbank A.B. 3.625%, 12/02/11 (EUR)	1,400,000	2,047,554

United Kingdom—0.4%
Barclays Bank plc,
Series EMTN 6.000%, 01/23/18 (EUR)	15,000,000	21,725,894
FCE Bank plc,
Series EMTN 7.125%, 01/15/13 (EUR)	4,000,000	6,027,255
HBOS Capital Funding LP 6.071%, 06/30/49 (144A) (c)	45,000	39,150
Royal Bank of Scotland plc (The), Series MPLE
2.011%, 03/30/15 (c) (CAD)	7,763,000	7,082,223

		34,874,522

Total Foreign Bonds & Debt Securities (Cost $2,564,158,282)		2,642,392,924

Mortgage-Backed Securities—4.9%

Collateralized-Mortgage Obligations—3.3%
Adjustable Rate Mortgage Trust 2.791%, 05/25/35 (c)	569,828	556,909
4.207%, 11/25/35 (c)	1,085,636	811,357
2.820%, 05/16/47 (144A) (EUR) (c)	13,300,000	19,301,941

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligations—(Continued)
American Home Mortgage Assets 1.198%, 11/25/46 (c)	$5,629,212	$2,620,640
American Home Mortgage Investment Trust 2.403%, 02/25/45 (c)	2,876,593	2,560,617
Arran Residential Mortgages Funding plc 2.620%, 05/16/47 (144A) (EUR) (c)	4,209,397	6,113,409
Banc of America Funding Corp. 2.783%, 05/25/35 (c)	4,549,104	4,411,296
2.785%, 02/20/36 (c)	10,314,755	9,520,519
5.775%, 01/20/47 (c)	634,067	423,153
Banc of America Mortgage Securities, Inc. 5.000%, 05/25/34	360,746	361,598
BCAP LLC Trust 5.250%, 02/26/36 (144A)	13,735,485	13,519,545
0.356%, 01/25/37 (c)	3,986,687	2,101,875
5.250%, 08/26/37 (144A) (g)	23,354,000	23,157,612
Bear Stearns Adjustable Rate Mortgage Trust 2.768%, 02/25/33 (c)	37,437	33,431
2.340%, 08/25/35 (c)	64,869	61,279
2.400%, 08/25/35 (c)	1,820,517	1,691,349
Bear Stearns ALT-A Trust 1.026%, 11/25/34 (c)	1,372,209	1,091,232
2.652%, 05/25/35 (c)	2,917,944	2,306,127
2.916%, 09/25/35 (c)	2,299,794	1,675,667
4.627%, 11/25/36 (c)	6,959,315	4,432,704
4.838%, 11/25/36 (c)	3,943,475	2,334,356
Bear Stearns Structured Products, Inc. 3.190%, 01/26/36 (c)	2,350,132	1,508,236
5.027%, 12/26/46 (c)	1,638,483	1,092,105
Chase Mortgage Finance Corp. 5.392%, 12/25/35 (c)	19,686,373	18,711,307
6.019%, 09/25/36 (c)	11,473,248	10,914,225
Chevy Chase Mortgage Funding Corp.
0.436%, 08/25/35 (144A) (c)	109,108	76,063
0.316%, 05/25/48 (144A) (c)	4,480,282	1,903,604

Collateralized-Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc. 2.370%, 08/25/35 (c)	$6,614,117	$6,309,983
2.450%, 08/25/35 (c)	2,183,175	1,902,293
2.670%, 12/25/35 (c)	10,679,472	9,921,534
Countrywide Alternative Loan Trust 4.814%, 05/25/35 (c)	8,062,335	912,390
0.396%, 03/20/46 (c)	336,694	192,212
Countrywide Home Loan Mortgage Pass Through Trust 0.476%, 04/25/35 (c)	179,809	114,437
0.526%, 06/25/35 (144A) (c)	6,145,185	5,571,182
Countrywide Home Loans 5.750%, 05/25/33	28,095	28,280
0.506%, 03/25/35 (c)	1,608,062	1,069,551
4.757%, 09/20/36 (c)	8,257,833	4,717,696
Credit Suisse First Boston Mortgage Securities Corp.
0.884%, 03/25/32 (144A) (c)	144,560	119,998
6.500%, 04/25/33	131,230	137,930
6.000%, 11/25/35	4,495,091	3,278,032
DSLA Mortgage Loan Trust 2.505%, 07/19/44 (c)	1,266,879	976,267
First Horizon Alternative Mortgage Securities 4.514%, 01/25/36 (c)	82,453,129	9,392,961
First Horizon Asset Securities, Inc. 2.848%, 08/25/35 (c)	453,619	380,892
GMAC Mortgage Corp. 5.940%, 07/01/13 (g)	3,068	3,062
Granite Mortgages plc
1.199%, 01/20/44 (GBP) (c)	1,221,292	1,892,707
1.718%, 01/20/44 (EUR) (c)	759,241	1,063,539
1.015%, 09/20/44 (GBP) (c)	6,240,025	9,650,479
1.634%, 09/20/44 (EUR) (c)	743,633	1,039,515
Greenpoint Mortgage Funding Trust 0.406%, 06/25/45 (c)	124,234	82,635
0.266%, 01/25/47 (c)	56,595	53,249

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust 6.000%, 03/25/32	$478	$502
2.790%, 09/25/35 (c)	164,619	157,570
2.841%, 04/25/36 (c)	4,893,342	3,984,267
Harborview Mortgage Loan Trust 0.407%, 05/19/35 (c)	1,925,537	1,282,680
0.377%, 01/19/38 (c)	291,324	184,245
Holmes Master Issuer plc
2.677%, 10/15/54 (144A) (EUR)	7,600,000	11,081,817
Indymac ARM Trust
1.928%, 01/25/32 (c)	1,199	997
1.929%, 01/25/32 (c)	40,351	33,440
Indymac Index Mortgage Loan Trust
2.664%, 12/25/34 (c)	313,049	234,068
JPMorgan Mortgage Trust
5.015%, 02/25/35 (c)	1,175,373	1,169,651
2.967%, 07/25/35 (c)	7,646,597	7,522,347
5.359%, 07/25/35 (c)	14,886,565	14,632,377
5.750%, 01/25/36	1,466,834	1,363,114
Master Alternative Loans Trust
0.586%, 03/25/36 (c)	1,023,074	335,827
Merrill Lynch Mortgage Investments, Inc.
1.191%, 10/25/35 (c)	363,554	299,357
4.250%, 10/25/35 (c)	1,204,650	1,004,656
0.436%, 11/25/35 (c)	260,464	224,143
0.396%, 02/25/36 (c)	1,948,308	1,431,541
Morgan Stanley Mortgage Loan Trust
5.500%, 08/25/35	12,541,507	12,206,661
Nomura Asset Acceptance Corp.
4.976%, 05/25/35 (f)	7,419,190	6,723,099
RBSSP Resecuritization Trust
0.426%, 06/27/36 (144A) (c)	8,300,000	4,606,500
Residential Accredit Loans, Inc.
0.586%, 03/25/33 (c)	889,408	808,936
6.000%, 06/25/36	3,777,616	2,349,243
0.366%, 06/25/46 (c)	2,498,344	922,916
Residential Asset Securitization Trust
0.586%, 05/25/33 (c)	589,298	565,874
0.586%, 01/25/46 (c)	2,549,825	1,139,616

Collateralized-Mortgage Obligations—(Continued)
Residential Funding Mortgage Securities I
0.536%, 06/25/18 (c)	$43,973	$42,994
Sequoia Mortgage Trust
0.536%, 07/20/33 (c)	710,405	663,970
Structured Adjustable Rate Mortgage Loan Trust
2.609%, 01/25/35 (c)	4,178,350	3,391,128
2.532%, 04/25/35 (c)	13,607,469	10,554,518
2.638%, 08/25/35 (c)	320,500	250,872
Structured Asset Mortgage Investments, Inc.
0.436%, 07/19/35 (c)	2,199,308	1,934,938
0.416%, 05/25/45 (c)	1,974,824	1,241,195
Structured Asset Securities Corp.
2.750%, 10/25/35 (144A) (c)	109,442	88,358
Thornburg Mortgage Securities Trust
0.306%, 10/25/46 (c)	926,653	921,131
Washington Mutual Pass-Through Certificate
2.609%, 02/27/34 (c)	496,281	496,193
1.678%, 06/25/42 (c)	310,074	247,831
1.678%, 08/25/42 (c)	153,582	134,430
Wells Fargo Mortgage Backed Securities Trust
2.733%, 09/25/33 (c)	1,860,322	1,832,938
2.756%, 03/25/36 (c)	31,042,600	26,933,580
2.872%, 04/25/36 (c)	4,071,800	3,724,742
5.620%, 04/25/36 (c)	1,896,494	872,349
5.195%, 08/25/36 (c)	352,260	351,025

		320,050,616

Commercial Mortgage-Backed Securities—1.6%
Banc of America Commercial Mortgage, Inc.
5.451%, 01/15/49	8,400,000	9,096,118
Banc of America Large Loan, Inc.
1.938%, 11/15/15 (144A) (c)	7,022,305	6,522,412
Bear Stearns Commercial Mortgage Securities, Inc.
5.331%, 02/11/44	400,000	423,073
5.471%, 01/12/45 (c)	1,100,000	1,212,738
5.700%, 06/11/50	6,400,000	6,966,308

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass Through Certificates
5.306%, 12/10/46	$1,900,000	$2,037,187
Credit Suisse Mortgage Capital Certificates
5.661%, 03/15/39 (c)	400,000	436,303
5.467%, 09/15/39	22,300,000	24,078,258
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	9,800,000	10,526,150
4.799%, 08/10/42 (c)	100,000	106,924
GS Mortgage Securities Corp. II
1.142%, 03/06/20 (144A) (c)	5,259,966	5,203,222
JPMorgan Chase Commercial Mortgage Securities
4.070%, 11/15/43 (144A)	13,700,000	13,247,538
5.420%, 01/15/49	400,000	429,442
5.882%, 02/15/51 (c)	900,000	979,960
Lehman Brothers-UBS Commercial Mortgage Trust
5.866%, 09/15/45 (c)	15,200,000	16,551,788
Merrill Lynch Commercial Mortgage Pass-Through Certificates
0.728%, 07/09/21 (144A) (c)	13,297,259	12,780,757
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.967%, 08/12/49 (c)	11,800,000	12,936,818
5.485%, 03/12/51 (c)	2,200,000	2,340,000
Morgan Stanley Capital, Inc.
0.247%, 10/15/20 (144A) (c)	703,754	686,937
5.879%, 06/11/49 (c)	3,600,000	3,941,467
5.809%, 12/12/49	200,000	219,768
Morgan Stanley Dean Witter Capital I
4.920%, 03/12/35	495,000	519,426
Morgan Stanley Reremic Trust
5.800%, 08/12/45 (144A) (c)	900,000	986,230
Silenus (European Loan Conduit)
1.570%, 05/15/19 (EUR) (c)	1,174,144	1,563,687
Sovereign Commercial Mortgage Securities Trust
5.938%, 07/22/30 (144A) (c)	1,248,079	1,297,529

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust
0.277%, 09/15/21 (144A) (c)	$3,160,518	$3,049,316
5.342%, 12/15/43	16,700,000	17,608,613

		155,747,969

Total Mortgage-Backed Securities (Cost $481,655,741)		475,798,585

Municipals—3.2%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable
8.084%, 02/15/50	6,900,000	8,587,947
Badger Tobacco Asset Securitization Corp.
6.125%, 06/01/27	115,000	120,938
Bay Area Toll Bridge Authority, Build America Bonds, Series S1
7.043%, 04/01/50	10,400,000	11,397,568
Buckeye Tobacco Settlement Financing Authority
5.875%, 06/01/47	4,600,000	3,360,070
California Infrastructure & Economic Development Bank Revenue, Build America Bonds
6.486%, 05/15/49	2,500,000	2,567,450
California State General Obligation Unlimited, Build America Bonds
5.650%, 04/01/13 (c)	2,700,000	2,876,337
7.500%, 04/01/34	2,900,000	3,282,800
7.950%, 03/01/36	700,000	763,378
7.550%, 04/01/39	2,900,000	3,321,544
7.600%, 11/01/40	6,900,000	7,958,253
California State Public Works Board Lease Revenue, Build America Bonds, Taxable, University Projects,
Series B-2 7.804%, 03/01/35	3,100,000	3,145,043
California State University Revenue, Build America Bonds
6.484%, 11/01/41	4,400,000	4,456,936

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, 07/01/40	$7,800,000	$7,843,602
Chicago Transit Authority Transfer Tax Receipts Revenue
Series A 6.300%, 12/01/21	400,000	427,912
6.899%, 12/01/40	7,300,000	7,783,333
Series B 6.300%, 12/01/21	700,000	748,846
6.899%, 12/01/40	7,200,000	7,676,712
Clark County NV, Airport Revenue, Series C
6.820%, 07/01/45	4,800,000	5,237,136
Clark County NV, Refunding
4.750%, 06/01/30	5,500,000	5,425,475
East Baton Rouge Sewer Commission, Build America Bonds
6.087%, 02/01/45	17,000,000	17,347,990
Golden State Tobacco Securitization Corp., Series A-1 5.000%, 06/01/33	10,000,000	7,373,300
Illinois Finance Authority, Peoples Gas Light & Coke
5.000%, 02/01/33(AMBAC)	7,410,000	7,413,038
Irvine Ranch CA, Water District, Build America Bonds, Taxable, Series B
6.622%, 05/01/40	21,700,000	25,631,389
Los Angeles CA, Wastewater System Revenue, Build America Bonds
5.713%, 06/01/39	2,300,000	2,289,121
Los Angeles Department of Water & Power Build America Bonds
6.166%, 07/01/40	60,200,000	60,512,438
Subseries A-2 5.000%, 07/01/44	2,900,000	2,905,916
Los Angeles Department of Water & Power Revenue, Build America Bonds
6.603%, 07/01/50	3,200,000	3,567,008

Los Angeles, California Unified School District Build America Bonds
6.758%, 07/01/34	$1,100,000	$1,246,014
Refunding, Series A 4.500%, 07/01/25(MBIA)	5,000,000	4,959,000
4.500%, 01/01/28(MBIA)	3,700,000	3,502,827
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority, Series A2 6.089%, 11/15/40	200,000	210,622
Municipal Electric Authority of Georgia 6.655%, 04/01/57	1,300,000	1,226,888
New Jersey Economic Development Authority, Build America Bonds 1.247%, 09/15/11 (c)	19,100,000	19,082,810
New Jersey State Turnpike Authority Revenue, Build America Bonds, Taxable 7.102%, 01/01/41	5,300,000	6,167,928
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	32,005,113
Palomar Community College District, Series A 4.750%, 05/01/32	300,000	297,240
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	1,011,200
Port Authority of New York & New Jersey, One Hundred Sixtyfifth 5.647%, 11/01/40	3,000,000	3,032,010
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit, Series 2-B 7.242%, 01/01/41	1,800,000	1,856,898
State of Illinois 4.071%, 01/01/14	7,300,000	7,562,216
Build America Bonds 6.900%, 03/01/35	2,100,000	2,142,546

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

State of Texas Transportation Commission Mobility Funding, Series A 4.750%, 04/01/35	$3,500,000	$3,521,175
State of Texas Transportation Commission Revenue, Build America Bonds, Series B 5.178%, 04/01/30	3,000,000	3,075,600
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	900,000	615,762
7.467%, 06/01/47	7,915,000	5,869,922
Tobacco Settlement Funding Corp. 5.875%, 05/15/39	2,000,000	1,932,100
6.250%, 06/01/42	1,300,000	1,220,765

Total Municipals (Cost $304,109,132)		314,560,116

Asset-Backed Securities—1.9%

Asset Backed - Automobile—0.0%
Daimler Chrysler Auto Trust 1.670%, 09/10/12 (c)	38,651	38,662

Asset Backed-Home Equity—0.2%
Asset Backed Funding Certificates
0.536%, 06/25/34 (c)	4,224,232	3,366,185
0.246%, 01/25/37 (c)	13,240	13,209
Asset Backed Securities Corp.
0.266%, 05/25/37 (c)	361,366	306,237
Bear Stearns Asset Backed Securities Trust
0.586%, 10/27/32 (c)	23,611	20,642
0.436%, 04/25/37 (c)	15,761,000	4,908,976
1.186%, 10/25/37 (c)	7,476,793	4,628,591
Household Home Equity Loan
0.986%, 11/20/36 (c)	98,024	97,973
Morgan Stanley Capital, Inc.
0.246%, 05/25/37 (c)	683,554	590,064
Option One Mortgage Loan Trust
0.826%, 08/25/33 (c)	29,133	23,820
0.246%, 07/25/37 (c)	564,922	544,711
Renaissance Home Equity Loan Trust
0.626%, 08/25/33 (c)	264,865	244,573
Soundview Home Equity Loan Trust
0.266%, 06/25/37 (c)	73,221	61,769

		14,806,750

Asset-Backed Securities—(Continued)
Security Description	Par Amount	Value

Asset Backed - Other—1.6%
ARES CLO Funds
0.544%, 04/20/17 (144A) (c)	$6,923,330	$6,795,473
Avery Point CLO, Ltd.
0.725%, 12/17/15 (144A) (c)	2,263,435	2,221,217
Babson CLO, Ltd.
0.617%, 06/15/16 (144A) (c)	3,695,692	3,633,327
Blackrock Senior Income Series Corp.
0.514%, 04/20/19 (144A) (c)	7,870,863	7,381,924
Carrington Mortgage Loan Trust
0.506%, 10/25/35 (c)	880,024	823,230
Citigroup Mortgage Loan Trust, Inc.
0.246%, 07/25/45 (c)	1,117,858	916,236
Denali Capitala CLO IV, Ltd.
0.616%, 08/23/16 (144A) (c)	4,784,366	4,702,203
Dryden Leveraged Loan CDO
0.787%, 12/22/15 (144A) (c)	1,669,017	1,651,297
Galaxy CLO, Ltd.
0.514%, 04/25/19 (144A) (c)	14,400,681	13,725,649
Grayston CLO, Ltd.
0.641%, 08/15/16 (144A) (c)	2,111,353	2,077,127
Green Tree Financial Corp.
6.220%, 03/01/30	106,768	114,430
Hillmark Funding
0.509%, 05/21/21 (144A) (c)	29,600,000	27,812,367
Hudson Straits CLO, Ltd.
0.658%, 10/15/16 (144A) (c)	4,305,936	4,246,892
Katonah, Ltd.
0.797%, 02/20/15 (144A) (c)	1,570,035	1,549,985
0.701%, 05/18/15 (144A) (c)	5,620,402	5,499,726
Merrill Lynch First Franklin Mortgage Loan Trust 0.246%, 07/25/37 (c)	88,418	86,590

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed - Other—(Continued)
Mid-State Trust 7.791%, 03/15/38	$182,735	$176,094
Mountain View Funding CLO 0.538%, 04/15/19 (144A) (c)	4,958,831	4,751,256
MSIM Peconic Bay, Ltd. 0.554%, 07/20/19 (144A) (c)	9,200,000	8,816,481
NYLIM Flatiron CLO, Ltd. 0.826%, 07/18/15 (144A) (c)	3,412,106	3,385,386
Octagon Investment Partners V, Ltd. 0.554%, 11/28/18 (144A) (c)	12,600,000	12,032,840
Octagon Investment Partners VII, Ltd. 0.613%, 12/02/16 (144A) (c)	5,962,858	5,783,823
Pacifica CDO, Ltd.
0.640%, 05/13/16 (144A) (c)	4,898,156	4,778,057
0.534%, 01/26/20 (144A) (c)	12,051,095	11,582,549
Penta CLO S.A. 1.934%, 06/04/24 (c) (EUR)	2,808,091	3,728,413
Popular ABS Mortgage Pass-Through Trust 0.276%, 06/25/47 (c)	1,498,504	1,327,339
Residential Asset Securities Corp. 0.296%, 04/25/37 (c)	326,848	322,597
Small Business Administration Participation Certificates 6.220%, 12/01/28	8,872,606	9,858,338
United States Small Business Administration 5.471%, 03/10/18	3,817,897	4,129,346
Velocity CLO, Ltd. 0.609%, 08/22/16 (144A) (c)	2,776,778	2,718,769

		156,628,961

Asset Backed - Student Loan—0.1%
SLM Student Loan Trust 0.724%, 01/25/17 (c)	3,000,000	3,006,240

Asset Backed - Student Loan—(Continued)
0.404%, 01/25/19 (c)	$7,547,268	$7,521,118
2.837%, 12/16/19 (144A) (c)	2,200,000	2,251,598

		12,778,956

Total Asset-Backed Securities (Cost $187,133,789)		184,253,329

Convertible Preferred Stocks—1.0%
Security Description	Shares	Value

Commercial Banks—0.6%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	53,950	57,187,000

Energy Equipment & Services—0.4%
Transocean, Ltd., Series B 1.500%, due 12/15/37	44,600,000	44,767,250

Total Convertible Preferred Stocks (Cost $81,535,468)		101,954,250

Preferred Stocks—1.0%

Commercial Banks—0.6%
Wells Fargo Co. (c)	50,400,000	54,684,000

Diversified Financial Services—0.4%
GMAC Capital Trust I, Series 2* (c)	1,130,800	29,051,948
JPMorgan Chase & Co., Series 1 (c)	8,200,000	8,837,509

		37,889,457

Insurance—0.0%
American International Group, Inc.	168,900	293,886

Total Preferred Stocks (Cost $96,543,148)		92,867,343

Loan Participation—0.3%
Security Description	Principal Amount	Value

Automobiles—0.0%
Ford Motor Co.
2.940%, 11/29/13	$1,490,385	1,491,584

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount	Value

Automobiles—(Continued)
2.940%, 12/15/13	$533,129	$533,558
2.940%, 12/16/13	234,736	234,925

		2,260,067

Commercial Banks—0.0%
CIT Group, Inc.
6.250%, 07/27/15	383,385	386,205
6.250%, 08/11/15	1,150,115	1,158,574

		1,544,779

Consumer Finance—0.2%
Springleaf Finance Corp.
5.500%, 05/28/17	23,300,000	22,871,863

Oil & Gas Exploration & Production—0.1%
Petroleum Export, Ltd.
3.247%, 12/07/12	7,675,560	7,630,789

Total Loan Participation (Cost $34,631,136)		34,307,498

Short-Term Investments—11.3%
Security Description	Par Amount	Value

Commercial Paper—10.1%
Banco Bradesco S.A.
1.000%, 08/26/11 (144A)	92,900,000	92,669,360
Bank of Nova Scotia
0.518%, 08/09/12 (c)	7,400,000	7,397,780
Erste Abwicklungsanstalt
0.370%, 01/17/12	1,800,000	1,796,300
Itau Unibanco S.A. New York
0.010%, 07/11/11	37,100,000	37,086,647
1.450%, 12/05/11	8,900,000	8,843,074
0.010%, 01/17/12	29,500,000	29,218,154
Kells Funding LLC
0.300%, 07/07/11	32,300,000	32,298,385
0.280%, 07/08/11	30,800,000	30,798,323
0.280%, 07/08/11	8,100,000	8,099,559
0.280%, 07/13/11	12,400,000	12,398,843
0.130%, 07/18/11	26,000,000	25,998,404
0.280%, 07/18/11	14,300,000	14,298,109
0.250%, 08/16/11	10,000,000	9,996,806
0.250%, 08/16/11	900,000	899,713
0.240%, 08/19/11	18,200,000	18,194,055
0.260%, 09/02/11	50,000,000	49,977,250
Short-Term Investments—(Continued)
Security Description	Par Amount	Value

Commercial Paper—(Continued)
0.260%, 09/02/11	$9,000,000	$8,995,905
0.260%, 09/02/11	5,100,000	5,097,679
0.240%, 09/21/11	28,000,000	27,984,693
0.300%, 10/03/11	48,500,000	48,462,008
0.260%, 10/05/11	25,000,000	24,982,667
0.260%, 10/05/11	3,000,000	2,997,920
0.310%, 11/16/11	10,100,000	10,087,998
0.260%, 12/01/11	27,000,000	26,970,165
0.310%, 01/27/12	96,900,000	96,724,772
Straight A Funding LLC
0.200%, 07/06/11	15,400,000	15,399,572
0.200%, 07/07/11	2,800,000	2,799,907
0.190%, 07/25/11	11,400,000	11,398,556
0.190%, 08/01/11	2,000,000	1,999,673
0.170%, 08/04/11	54,100,000	54,091,314
0.170%, 08/04/11	19,400,000	19,396,885
0.180%, 08/04/11	102,600,000	102,582,558
0.170%, 08/05/11	5,100,000	5,099,157
0.170%, 08/08/11	15,000,000	14,997,308
0.170%, 08/08/11	15,000,000	14,997,308
0.160%, 08/22/11	28,000,000	27,993,529
0.160%, 09/01/11	28,000,000	27,992,284
0.160%, 09/02/11	28,000,000	27,992,160
0.160%, 09/06/11	18,000,000	17,994,640
0.160%, 09/19/11	2,000,000	1,999,289
Vodafone Group plc
0.830%, 01/13/12	1,800,000	1,791,866

		980,800,575

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/11 at 0.050% to be repurchased at $15,300,149 on 07/05/11 collateralized by $19,452,000 Freddie Mac at 4.500% due 01/01/25 with a value of $15,796,683.	15,300,000	15,300,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 06/15/11 at 0.100% to be repurchased at $50,004,028 on 07/14/11 collateralized by $46,640,000 Federal Home Loan Bank at 5.250% due 08/08/33 with a value of $50,685,009.	50,000,000	50,000,000

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
State Street Bank & Trust Co. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $3,032,001 on 07/01/11, collateralized by $1,110,000 Federal Home Loan Bank at 3.625% due 10/18/13 with a value of $1,191,863 and collateralized by $1,860,000 Federal Home Loan Bank at 1.750% due 08/22/12 with a value of $1,901,850.	$3,032,000	$3,032,000

		68,332,000

U.S. Treasury—0.5%
U.S. Treasury Bills
0.025%, 08/04/11 (e)	780,000	779,982
0.036%, 08/04/11 (e)	33,599,000	33,597,849
0.172%, 08/04/11 (e)	392,000	391,936
0.022%, 08/11/11 (e)	1,510,000	1,509,963
0.051%, 08/18/11 (e)	1,940,000	1,939,867
0.004%, 08/25/11 (e)	70,000	69,999
0.010%, 08/25/11 (e)	1,380,000	1,379,978
0.045%, 09/01/11 (e)	160,000	159,988
0.045%, 09/08/11 (e)	1,020,000	1,019,912
0.043%, 09/15/11 (e)	10,000	9,999
0.046%, 09/15/11 (e)	1,140,000	1,139,890
0.047%, 09/15/11 (e)	1,960,000	1,959,805
0.035%, 09/22/11 (e)	1,331,000	1,330,893
0.034%, 10/20/11 (e)	820,000	819,915

		46,109,976

Total Short-Term Investments (Cost $1,095,242,551)		1,095,242,551

Total Investments—112.5% (Cost $10,630,932,774#)		10,917,075,527
Other Assets and Liabilities (net)—(12.5)%		(1,216,743,432)

Net Assets—100.0%		$9,700,332,095

*	Non-income producing security.
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $10,630,932,774. The aggregate unrealized appreciation and depreciation of investments were $419,765,688 and $(133,622,935), respectively, resulting in net unrealized appreciation of $286,142,753 for federal income tax purposes.
(a)	This security is traded on a “to-be-announced” basis.
(b)	All or a portion of the security was pledged as collateral against open futures contracts.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Zero coupon bond—Interest rate represents current yield to maturity.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the market value of 144A securities was $1,408,823,353, which was 14.5% of net assets.
AMBAC—	Ambac Indemnity Corporation
BRL—	Brazilian Real
CAD—	Canadian Dollar
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen
MBIA—	Municipal Bond Insurance Association
MTN—	Medium-Term Note

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

MXN—	Mexican Peso
SGD—	Singapore Dollar
TBA—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Forward Sales Commitments	Counterparty	Interest Rate	Maturity Date	Proceeds	Value

U.S. Treasury Bill	Barclays Bank plc	0.170%	8/4/2011	$(33,997,828)	$(33,999,932)

Fannie Mae	Barclays Bank plc	5.000%	TBA	(249,190,000)	(248,661,504)

Fannie Mae	JPMorgan Chase Bank N.A.	3.500%	TBA	(196,260,000)	(195,540,096)

Fannie Mae	JPMorgan Chase Bank N.A.	4.000%	TBA	(122,830,659)	(122,941,250)

Fannie Mae	Credit Suisse Group AG	3.500%	TBA	(57,975,000)	(57,393,720)

Fannie Mae	Goldman Sachs & Co.	4.000%	TBA	(37,380,000)	(37,011,544)

Ginnie Mae	UBS AG	3.500%	TBA	(3,913,320)	(3,882,500)

Ginnie Mae	JPMorgan Chase Bank N.A.	3.500%	TBA	(1,958,750)	(1,940,624)

				$(703,505,557)	$(701,371,170)

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,285,406,411	$—	$3,285,406,411
Total Domestic Bonds & Debt Securities*	—	2,690,292,520	—	2,690,292,520
Total Foreign Bonds & Debt Securities*	—	2,642,392,924	—	2,642,392,924
Mortgage-Backed Securities
Collateralized-Mortgage Obligation	—	296,889,942	23,160,674	320,050,616
Commercial Mortgage-Backed Securities	—	155,747,969	—	155,747,969
Total Mortgage-Backed Securities	—	452,637,911	23,160,674	475,798,585
Municipals	—	314,560,116	—	314,560,116
Total Asset-Backed Securities*	—	184,253,329	—	184,253,329
Convertible Preferred Stocks
Commercial Banks	57,187,000	—	—	57,187,000
Energy Equipment & Services	—	44,767,250	—	44,767,250
Total Convertible Preferred Stocks	57,187,000	44,767,250	—	101,954,250
Total Preferred Stocks*	—	92,867,343	—	92,867,343
Total Loan Participation*	—	34,307,498	—	34,307,498
Total Short-Term Investments*	—	1,095,242,551	—	1,095,242,551
Total Investments	$57,187,000	$10,836,727,853	$23,160,674	$10,917,075,527

Forward Contracts**
Forward Contracts to Buy Appreciation	$—	$22,656,464	$—	$22,656,464
Forward Contracts to Buy (Depreciation)	—	(2,540,651)	—	(2,540,651)
Forward Contracts to Sell Appreciation	—	5,249,983	—	5,249,983
Forward Contracts to Sell (Depreciation)	—	(44,766,757)	—	(44,766,757)
Total Forward Contracts	$—	$(19,400,961)	$—	$(19,400,961)
Futures Contracts**
Futures Contracts Long (Appreciation)	$39,743,078	$—	$—	$39,743,078
Futures Contracts Long (Depreciation)	(6,392,073)	—	—	(6,392,073)
Total Futures Contracts	$33,351,005	$—	$—	$33,351,005

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Sales Commitments	$—	$(701,371170)	$—	$(701,371170)
Written Options**
Call Written Options	$—	$(10,566,011)	$—	$(10,566,011)
Put Written Options	—	(9,499,766)	—	(9,499,766)
Total Written Options	$—	$(20,065,777)	$—	$(20,065,777)
SWAP Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$658,712	$—	$658,712
Credit Default Swap Buy Protection (Depreciation)	—	(307,672)	—	(307,672)
Credit Default Swap Sell Protection Appreciation	—	10,487,467	—	10,487,467
Credit Default Swap Sell Protection (Depreciation)	—	(3,639,095)	—	(3,639,095)
Interest Rate Swap Appreciation	—	20,032,033	—	20,032,033
Interest Rate Swap (Depreciation)	—	(27,953,979)	—	(27,953,979)
Total SWAP Contracts	$—	$(722,534)	$—	$(722,534)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2011	Change in unrealized appreciation for investments still held at June 30, 2011
Asset Backed Securities	$175,495	$—	$(20,660)	$23,002,777	$—	$23,157,612	$104,815
Foreign Bonds & Debt Securities	4,337	14	36	—	(1,325)	3,062	27,215

Total	$179,832	$14	$(20,624)	$23,002,777	$(1,325)	$23,160,674	$132,030

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$10,848,743,527
Repurchase Agreement	68,332,000
Cash	427,528
Cash denominated in foreign currencies (b)	5,490,562
Receivable for investments sold	895,414,463
Receivable for shares sold	3,564,934
Interest receivable	62,176,785
Receivable for variation margin on futures contracts	1,376,453
Swap interest receivable	938,975
Swap premium paid	29,609,990
Unrealized appreciation on swap contracts	31,178,212
Unrealized appreciation on forward currency exchange contracts	27,907,938
Miscellaneous assets	513,974

Total assets	11,975,675,341

Liabilities
Payables for:
Investments purchased	1,423,099,783
Cash collateral	27,988,000
Shares redeemed	3,691,570
Forward sales commitments, at value (c)	701,371,170
Unrealized depreciation on forward currency exchange contracts	47,307,660
Unrealized depreciation on swap contracts	31,900,746
Outstanding written options (d)	20,065,777
Swap interest	1,064,019
Swap premium received	13,454,251
Accrued Expenses:
Management fees	3,797,619
Distribution and service fees - Class B	918,029
Distribution and service fees - Class E	12,806
Administration fees	41,388
Custodian and accounting fees	227,347
Deferred trustees’ fees	20,516
Other expenses	382,565

Total liabilities	2,275,343,246

Net Assets	$9,700,332,095

Net Assets Represented by
Paid in surplus	$9,344,908,635
Accumulated net realized loss	(44,699,620)
Unrealized appreciation on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	308,769,386
Undistributed net investment income	91,353,694

Net Assets	$9,700,332,095
Net Assets
Class A	$5,118,575,856
Class B	4,479,207,072
Class E	102,549,167
Capital Shares Outstanding*
Class A	423,518,663
Class B	375,720,583
Class E	8,547,160
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.09
Class B	11.92
Class E	12.00

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $10,562,600,774.
(b)	Identified cost of cash denominated in foreign currencies was $5,476,924.
(c)	Proceeds of forward sales commitments was $703,505,557.
(d)	Premiums received on written options were $28,090,308.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$2,299,867
Interest	140,395,457

Total investment income	142,695,324

Expenses
Management fees	23,309,919
Administration fees	238,524
Custodian and accounting fees	858,313
Distribution and service fees - Class B	5,228,858
Distribution and service fees - Class E	81,203
Audit and tax services	38,399
Legal	20,801
Trustees’ fees and expenses	15,868
Shareholder reporting	181,221
Insurance	49,960
Miscellaneous	34,696

Total expenses	30,057,762

Net investment income	112,637,562

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options Contracts, Forward Sales Commitments, Swaps Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(22,310,317)
Futures contracts	3,748,225
Written options contracts	3,572,145
Swap contracts	3,304,700
Foreign currency transactions	10,627,349

Net realized loss on investments, futures contracts, written options contracts, swap contracts and foreign currency transactions	(1,057,898)

Net change in unrealized appreciation (depreciation) on:
Investments	164,179,248
Futures contracts	42,776,131
Written options contracts	20,476,897
Forward sales commitments	3,948,657
Swap contracts	(27,771,899)
Foreign currency transactions	(25,971,619)

Net change in unrealized appreciation on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	177,637,415

Net realized and unrealized gain on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	176,579,517

Net Increase in Net Assets from Operations	$289,217,079

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations
Net investment income	$112,637,562	$188,552,358
Net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts and foreign currency transactions	(1,057,898)	397,523,418
Net change in unrealized appreciation on investments, futures contracts, written options contracts, forward sales commitments, swap contracts and foreign currency transactions	177,637,415	56,388,960

Net increase in net assets resulting from operations	289,217,079	642,464,736

Distributions to Shareholders
From net investment income
Class A	(168,583,951)	(168,538,898)
Class B	(114,599,829)	(117,649,661)
Class E	(2,895,746)	(3,886,900)
From net realized gains
Class A	(181,361,626)	(24,340,157)
Class B	(132,645,160)	(17,748,769)
Class E	(3,288,406)	(582,497)

Net decrease in net assets resulting from distributions	(603,374,718)	(332,746,882)

Net increase in net assets from capital share transactions	393,498,281	2,255,272,505

Net Increase in Net Assets	79,340,642	2,564,990,359
Net assets at beginning of period	9,620,991,453	7,056,001,094

Net assets at end of period	$9,700,332,095	$9,620,991,453

Undistributed net investment income at end of period	$91,353,694	$264,795,658

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class A
Sales	45,240,758	$560,576,998	113,975,303	$1,390,268,654
Reinvestments	29,210,816	349,945,577	16,167,565	192,879,055
Redemptions	(95,586,983)	(1,153,336,021)	(26,248,418)	(323,370,121)

Net increase	(21,135,409)	$(242,813,446)	103,894,450	$1,259,777,588

Class B
Sales	56,043,502	$683,313,279	114,832,514	$1,397,664,338
Reinvestments	20,917,512	247,244,988	11,493,924	135,398,430
Redemptions	(23,127,761)	(281,430,054)	(44,449,844)	(541,598,121)

Net increase	53,833,253	$649,128,213	81,876,594	$991,464,647

Class E
Sales	460,700	$5,665,391	3,072,747	$38,243,830
Reinvestments	519,677	6,184,152	377,164	4,469,397
Redemptions	(2,007,268)	(24,666,029)	(3,166,247)	(38,682,957)

Net decrease	(1,026,891)	$(12,816,486)	283,664	$4,030,270

Increase derived from capital shares transactions		$393,498,281		$2,255,272,505

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.47		$12.02	$11.60	$12.29	$11.80	$11.60

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15		0.28	0.45	0.59	0.56	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.71	1.47	(0.51)	0.35	0.04

Total From Investment Operations	0.37		0.99	1.92	0.08	0.91	0.53

Less Distributions
Distributions from Net Investment Income	(0.36)		(0.47)	(0.96)	(0.48)	(0.42)	(0.32)
Distributions from Net Realized Capital Gains	(0.39)		(0.07)	(0.54)	(0.29)	—	(0.01)

Total Distributions	(0.75)		(0.54)	(1.50)	(0.77)	(0.42)	(0.33)

Net Asset Value, End of Period	$12.09		$12.47	$12.02	$11.60	$12.29	$11.80

Total Return (%)	3.00		8.41	18.39	0.64	7.85	4.80

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.51	*	0.51	0.52	0.52	0.54	0.58
Ratio of Net Expenses to Average Net Assets (%)(b)	0.51	*	0.51	0.52	0.52	0.54	0.58
Ratio of Net investment Income to Average Net Assets (%)	2.41	*	2.31	3.93	5.00	4.74	4.28
Portfolio Turnover Rate (%)	246.5		713.7	633.1	800.2	943.9	161.2
Net Assets, End of Period (in millions)	$5,118.6		$5,543.8	$4,095.7	$2,696.4	$3,045.1	$1,445.1

	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.30		$11.87	$11.47	$12.17	$11.69	$11.50

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13		0.25	0.42	0.55	0.53	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.21		0.70	1.45	(0.50)	0.34	0.04

Total From Investment Operations	0.34		0.95	1.87	0.05	0.87	0.50

Less Distributions
Distributions from Net Investment Income	(0.33)		(0.45)	(0.93)	(0.46)	(0.39)	(0.30)
Distributions from Net Realized Capital Gains	(0.39)		(0.07)	(0.54)	(0.29)	—	(0.01)

Total Distributions	(0.72)		(0.52)	(1.47)	(0.75)	(0.39)	(0.31)

Net Asset Value, End of Period	$11.92		$12.30	$11.87	$11.47	$12.17	$11.69

Total Return (%)	2.82		8.17	18.03	0.41	7.56	4.52

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.76	*	0.76	0.77	0.78	0.79	0.83
Ratio of Net Expenses to Average Net Assets (%)(b)	0.76	*	0.76	0.77	0.78	0.79	0.83
Ratio of Net Investment Income to Average Net Assets (%)	2.19	*	2.06	3.64	4.77	4.51	4.01
Portfolio Turnover Rate (%)	246.5		713.7	633.1	800.2	943.9	161.2
Net Assets, End of Period (in millions)	$4,479.2		$3,958.7	$2,849.6	$1,353.6	$1,274.4	$1,219.1

Please	see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.37		$11.93	$11.52	$12.21	$11.73	$11.53

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14		0.27	0.44	0.57	0.54	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.69	1.44	(0.51)	0.35	0.05

Total From Investment Operations	0.36		0.96	1.88	0.06	0.89	0.52

Less Distributions
Distributions from Net Investment Income	(0.34)		(0.45)	(0.93)	(0.46)	(0.41)	(0.31)
Distributions from Net Realized Capital Gains	(0.39)		(0.07)	(0.54)	(0.29)	—	(0.01)

Total Distributions	(0.73)		(0.52)	(1.47)	(0.75)	(0.41)	(0.32)

Net Asset Value, End of Period	$12.00		$12.37	$11.93	$11.52	$12.21	$11.73

Total Return (%)	2.94		8.24	18.21	0.47	7.63	4.67

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.66	*	0.66	0.67	0.67	0.69	0.72
Ratio of Net Expenses to Average Net Assets (%)(b)	0.66	*	0.66	0.67	0.67	0.69	0.72
Ratio of Net investment Income to Average Net Assets (%)	2.27	*	2.17	3.82	4.88	4.61	4.10
Portfolio Turnover Rate (%)	246.5		713.7	633.1	800.2	943.9	161.2
Net Assets, End of Period (in millions)	$102.5		$118.5	$110.9	$88.8	$132.0	$132.5

*	Annualized.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells TBA mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the agreed upon repurchase price. In the event the buyer of securities under a mortgage dollar roll files for

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2. Significant Accounting Policies - continued

bankruptcy or becomes insolvent, the Portfolio’s use of proceeds from the dollar roll may be restricted pending a court determination, a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities sold.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$23,309,919	0.50%	First $	1.2 Billion

	0.475%	Over $	1.2 Billion

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3. Investment Management Agreement and Other Transactions with Affiliates - continued

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases			Sales
U.S. Government	Non U.S. Government	Foreign Government	U.S. Government	Non U.S. Government	Foreign Government
$18,533,176,168	$1,121,642,712	$3,145,211,660	$22,916,451,019	$293,907,795	$1,728,575,725

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments utilized by the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

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5. Investments in Derivative Instruments - continued

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s

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5. Investments in Derivative Instruments - continued

custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to receive. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Interest Rate Swaps - The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by maintaining a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps - The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as

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5. Investments in Derivative Instruments - continued

opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the unrealized appreciation of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in Note 9 to the Notes to Financials Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which a Portfolio is the seller of protection are disclosed in Note 9 to the Notes to Financials Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2011, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on swap contracts	$20,032,033	Unrealized depreciation on swap contracts	$27,953,979
	Unrealized appreciation on futures contracts*	39,743,078	Unrealized depreciation on futures contracts*	6,392,073
	Outstanding written options	—	Outstanding written options	19,960,683
Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	27,907,938	Unrealized depreciation on forward foreign currency exchange contracts	47,307,660
Credit	Unrealized appreciation on swap contracts	11,146,179	Unrealized depreciation on swap contracts	3,946,767
	Outstanding written options	—	Outstanding written options	105,094

Total		$98,829,228		$105,666,256

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2011, were as follows:

Statement of Operations Location - Net Realized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Foreign currency transactions	$—	$(4,248,015)	$—	$(4,248,015)
Futures contracts	3,748,225	—	—	3,748,225
Swap contracts	(4,303,074)	—	7,607,774	3,304,700
Written options contracts	4,070,004	(539,109)	41,250	3,572,145

	$3,515,155	$(4,787,124)	$7,649,024	$6,377,055

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5. Investments in Derivative Instruments - continued

Statement of Operations Location -Net Change in Unrealized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Foreign currency transactions	$—	$(25,766,470)	$—	$(25,766,470)
Futures contracts	42,776,131	—	—	42,776,131
Swap contracts	(18,958,762)	—	(8,813,137)	(27,771,899)
Written options contracts	20,452,900	—	23,997	20,476,897

	$44,270,269	$(25,766,470)	$(8,789,140)	$9,714,659

For the six months ended June 30, 2011, the average amount or number per contract outstanding for each derivative type was as follows:

Average Notional or Face Amount(a)	Foreign Currency Risk	Interest Rate Risk	Credit Risk
Foreign currency transactions	$2,735,588,571	$—	$—
Futures contracts long	—	13,637,397,050	—
Futures contracts short	—	167,250,000	—
Swap contracts	—	22,863,393	9,903,892
Written options contracts	536	64,462,571	30,153,333

(a)	Averages are based on activity levels during 2011.

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/29/2011	Deutsche Bank AG	288,000	AUD	$308,130	$300,125	$8,005

8/2/2011	Barclays Bank plc	10,928,923	BRL	6,958,931	6,834,848	124,083

8/2/2011	UBS AG	48,319,817	BRL	30,767,376	29,889,779	877,597

9/2/2011	Morgan Stanley	5,950,400	BRL	3,763,664	3,200,000	563,664

9/19/2011	Deutsche Bank AG	25,657,000	CAD	26,557,766	26,044,410	513,356

11/15/2011	JPMorgan Chase Bank N.A.	46,396,886	CNY	7,203,084	7,223,554	(20,470)

11/15/2011	JPMorgan Chase Bank N.A.	1,928,000	CNY	299,321	299,658	(337)

2/13/2012	Barclays Bank plc	4,300,777	CNY	670,589	672,669	(2,080)

2/13/2012	Citibank N.A.	53,000,000	CNY	8,263,910	8,216,417	47,493

2/13/2012	Citibank N.A.	71,900,000	CNY	11,210,852	11,154,723	56,129

2/13/2012	JPMorgan Chase Bank N.A.	108,762,192	CNY	16,958,510	16,829,740	128,770

6/1/2012	Citibank N.A.	26,898,900	CNY	4,214,582	4,200,000	14,582

6/1/2012	JPMorgan Chase Bank N.A.	33,909,400	CNY	5,313,004	5,300,000	13,004

2/1/2013	Citibank N.A.	100,000,000	CNY	15,891,565	15,745,552	146,013

7/18/2011	Barclays Bank plc	1,315,000	EUR	1,909,156	1,864,880	44,276

7/18/2011	Citibank N.A.	3,803,000	EUR	5,521,311	5,394,255	127,056

7/18/2011	Citibank N.A.	323,000	EUR	468,941	455,267	13,674

7/18/2011	JPMorgan Chase Bank N.A.	6,210,000	EUR	9,015,866	8,885,316	130,550

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/18/2011	JPMorgan Chase Bank N.A.	2,117,000	EUR	$3,073,525	$2,997,617	$75,908

7/18/2011	JPMorgan Chase Bank N.A.	4,212,000	EUR	6,115,109	6,087,671	27,438

7/18/2011	Morgan Stanley	2,233,000	EUR	3,241,937	3,218,668	23,269

7/18/2011	Morgan Stanley	2,000,000	EUR	2,903,661	2,838,060	65,601

7/27/2011	Barclays Bank plc	59,321,523,000	IDR	6,894,735	6,423,554	471,181

7/27/2011	Citibank N.A.	5,252,500,000	IDR	610,480	550,000	60,480

7/27/2011	Citibank N.A.	7,814,600,000	IDR	908,264	820,000	88,264

7/27/2011	Citibank N.A.	26,407,900,000	IDR	3,069,298	2,840,475	228,823

7/27/2011	Citibank N.A.	132,854,400,000	IDR	15,441,207	14,551,413	889,794

7/27/2011	JPMorgan Chase Bank N.A.	27,376,000,000	IDR	3,181,818	2,900,000	281,818

7/27/2011	JPMorgan Chase Bank N.A.	16,712,000,000	IDR	1,942,378	1,820,678	121,700

1/31/2012	Citibank N.A.	147,642,200,000	IDR	16,663,412	16,272,699	390,713

8/12/2011	Barclays Bank plc	1,264,752,000	INR	28,111,551	27,870,251	241,300

8/12/2011	Morgan Stanley	672,340,000	INR	14,944,053	14,323,392	620,661

7/5/2011	Citibank N.A.	20,000,000	JPY	248,000	246,761	1,239

7/14/2011	Barclays Bank plc	11,045,000	JPY	136,964	135,075	1,889

7/14/2011	JPMorgan Chase Bank N.A.	785,340,000	JPY	9,738,658	9,375,459	363,199

7/14/2011	JPMorgan Chase Bank N.A.	110,348,000	JPY	1,368,377	1,339,637	28,740

7/14/2011	UBS AG	331,725,000	JPY	4,113,576	3,920,075	193,501

7/25/2011	Citibank N.A.	23,805,738,000	JPY	295,220,201	291,351,730	3,868,471

8/12/2011	Goldman Sachs & Co.	6,200,150,000	KRW	5,793,729	5,500,000	293,729

8/12/2011	JPMorgan Chase Bank N.A.	106,468,788,219	KRW	99,489,739	96,952,865	2,536,874

8/12/2011	Morgan Stanley	2,480,280,000	KRW	2,317,697	2,206,164	111,533

7/7/2011	Citibank N.A.	54,614,250	MXN	4,659,160	4,500,000	159,160

7/7/2011	Citibank N.A.	4,507,000	MXN	384,494	366,706	17,788

7/7/2011	Deutsche Bank AG	28,447,550	MXN	2,426,870	2,300,000	126,870

7/7/2011	JPMorgan Chase Bank N.A.	144,693,647	MXN	12,343,863	11,900,000	443,863

7/7/2011	Morgan Stanley	45,219,550	MXN	3,857,695	3,700,000	157,695

7/7/2011	Morgan Stanley	44,004,600	MXN	3,754,047	3,600,000	154,047

7/7/2011	Morgan Stanley	1,145,034,758	MXN	97,683,294	93,632,738	4,050,556

7/7/2011	UBS AG	53,754,800	MXN	4,585,840	4,400,000	185,840

7/7/2011	UBS AG	78,449,280	MXN	6,692,534	6,400,000	292,534

11/18/2011	Citibank N.A.	982,327,288	MXN	82,780,127	83,075,588	(295,461)

11/18/2011	Morgan Stanley	616,398,147	MXN	51,943,499	52,353,818	(410,319)

8/11/2011	Barclays Bank plc	3,500,000	MYR	1,155,920	1,127,759	28,161

8/11/2011	Barclays Bank plc	3,600,000	MYR	1,188,947	1,165,690	23,257

8/11/2011	Barclays Bank plc	3,400,000	MYR	1,122,894	1,104,793	18,101

8/11/2011	Citibank N.A.	6,370,000	MYR	2,103,775	2,058,757	45,018

8/11/2011	Citibank N.A.	3,600,000	MYR	1,188,946	1,167,315	21,631

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/11/2011	Citibank N.A.	5,300,000	MYR	$1,750,394	$1,718,715	$31,679

8/11/2011	Citibank N.A.	5,200,000	MYR	1,717,368	1,690,123	27,245

8/11/2011	JPMorgan Chase Bank N.A.	3,500,000	MYR	1,155,920	1,135,810	20,110

8/11/2011	Morgan Stanley	5,913,557	MYR	1,953,028	1,923,045	29,983

11/15/2011	Barclays Bank plc	48,900,000	PHP	1,116,004	1,102,344	13,660

11/15/2011	Barclays Bank plc	20,600,000	PHP	470,137	467,120	3,017

11/15/2011	Barclays Bank plc	20,700,000	PHP	472,419	467,374	5,045

11/15/2011	Barclays Bank plc	20,700,000	PHP	472,419	465,692	6,727

11/15/2011	Barclays Bank plc	16,067,377	PHP	366,693	358,807	7,886

11/15/2011	Citibank N.A.	47,410,000	PHP	1,082,000	1,100,000	(18,000)

11/15/2011	Citibank N.A.	47,734,500	PHP	1,089,406	1,100,000	(10,594)

11/15/2011	Citibank N.A.	52,200,000	PHP	1,191,318	1,200,000	(8,682)

11/15/2011	Citibank N.A.	65,835,000	PHP	1,502,499	1,500,000	2,499

11/15/2011	Citibank N.A.	49,005,000	PHP	1,118,401	1,100,000	18,401

11/15/2011	Citibank N.A.	57,473,000	PHP	1,311,660	1,300,000	11,660

11/15/2011	Citibank N.A.	40,600,000	PHP	926,580	915,858	10,722

11/15/2011	Deutsche Bank AG	52,860,000	PHP	1,206,381	1,200,000	6,381

11/15/2011	Goldman Sachs & Co.	87,840,000	PHP	2,004,701	2,000,000	4,701

11/15/2011	JPMorgan Chase Bank N.A.	47,410,000	PHP	1,082,000	1,100,000	(18,000)

11/15/2011	JPMorgan Chase Bank N.A.	119,070,000	PHP	2,717,438	2,700,000	17,438

11/15/2011	JPMorgan Chase Bank N.A.	53,244,000	PHP	1,215,144	1,200,000	15,144

3/15/2012	Citibank N.A.	168,900,000	PHP	3,825,278	3,895,744	(70,466)

3/15/2012	Citibank N.A.	1,197,565,000	PHP	27,122,675	27,584,130	(461,455)

3/15/2012	Morgan Stanley	173,011,500	PHP	3,918,397	3,973,166	(54,769)

7/1/2011	Barclays Bank plc	86,910,000	RUB	3,118,916	3,042,002	76,914

7/1/2011	Citibank N.A.	86,910,000	RUB	3,118,916	3,118,664	252

9/9/2011	Barclays Bank plc	3,400,000	SGD	2,770,158	2,659,210	110,948

9/9/2011	Citibank N.A.	4,300,000	SGD	3,503,435	3,359,637	143,798

9/9/2011	Deutsche Bank AG	8,000,000	SGD	6,518,020	6,272,788	245,232

9/9/2011	Deutsche Bank AG	11,000,000	SGD	8,962,278	8,927,847	34,431

9/9/2011	Deutsche Bank AG	7,300,000	SGD	5,947,693	5,928,404	19,289

9/9/2011	Goldman Sachs & Co.	10,000,000	SGD	8,147,525	8,122,223	25,302

9/9/2011	Goldman Sachs & Co.	1,927,677	SGD	1,570,580	1,568,403	2,177

9/9/2011	JPMorgan Chase Bank N.A.	2,000,000	SGD	1,629,505	1,561,414	68,091

9/9/2011	JPMorgan Chase Bank N.A.	9,748,580	SGD	7,942,680	7,655,672	287,008

9/9/2011	JPMorgan Chase Bank N.A.	7,000,000	SGD	5,703,267	5,687,034	16,233

9/9/2011	UBS AG	6,100,000	SGD	4,969,990	4,966,314	3,676

7/27/2011	JPMorgan Chase Bank N.A.	40,792,204	TRY	25,050,481	25,697,495	(647,014)

7/27/2011	JPMorgan Chase Bank N.A.	4,488,040	TRY	2,756,104	2,900,000	(143,896)

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/27/2011	JPMorgan Chase Bank N.A.	6,479,340	TRY	$3,978,961	$4,200,000	$(221,039)

7/27/2011	JPMorgan Chase Bank N.A.	5,116,320	TRY	3,141,931	3,300,000	(158,069)

10/27/2011	JPMorgan Chase Bank N.A.	56,875,904	TRY	34,333,337	33,830,540	502,797

1/11/2012	Barclays Bank plc	127,386,100	TWD	4,453,670	4,444,735	8,935

7/28/2011	Barclays Bank plc	174,452,689	ZAR	25,734,081	25,171,732	562,349

7/28/2011	Citibank N.A.	14,622,300	ZAR	2,156,983	2,100,000	56,983

7/28/2011	Morgan Stanley	36,956,550	ZAR	5,451,581	5,409,173	42,408

9/13/2011	Barclays Bank plc	9,881,950	ZAR	1,447,768	1,300,000	147,768

9/13/2011	Morgan Stanley	5,319,300	ZAR	779,311	700,000	79,311

9/13/2011	UBS AG	4,560,000	ZAR	668,069	600,000	68,069

10/28/2011	Deutsche Bank AG	211,270,939	ZAR	30,744,987	30,340,199	404,788

Net Unrealized Appreciation						$20,117,304

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/2/2011	Barclays Bank plc	3,458,070	BRL	$2,201,907	$2,100,000	$(101,907)

8/2/2011	Barclays Bank plc	10,197,760	BRL	6,493,367	6,200,000	(293,367)

8/2/2011	Citibank N.A.	2,123,940	BRL	1,352,407	1,300,000	(52,407)

8/2/2011	Citibank N.A.	2,612,480	BRL	1,663,482	1,600,000	(63,482)

8/2/2011	Citibank N.A.	1,468,800	BRL	935,250	900,000	(35,250)

8/2/2011	Morgan Stanley	22,509,800	BRL	14,332,991	14,005,600	(327,391)

8/2/2011	Morgan Stanley	2,121,600	BRL	1,350,917	1,300,000	(50,917)

8/2/2011	Morgan Stanley	2,123,810	BRL	1,352,324	1,300,000	(52,324)

8/2/2011	Morgan Stanley	1,632,400	BRL	1,039,422	1,000,000	(39,422)

8/2/2011	UBS AG	4,628,650	BRL	2,947,267	2,872,262	(75,005)

8/2/2011	UBS AG	2,123,810	BRL	1,352,324	1,300,000	(52,324)

8/2/2011	UBS AG	4,247,620	BRL	2,704,649	2,600,000	(104,649)

9/2/2011	Barclays Bank plc	10,928,923	BRL	6,912,610	6,791,525	(121,085)

9/19/2011	BNP Paribas Bank	5,851,000	CAD	6,056,417	5,946,138	(110,279)

9/19/2011	Citibank N.A.	6,583,000	CAD	6,814,116	6,657,289	(156,827)

9/19/2011	JPMorgan Chase Bank N.A.	2,617,000	CAD	2,708,877	2,645,489	(63,388)

9/19/2011	JPMorgan Chase Bank N.A.	2,330,000	CAD	2,411,802	2,390,845	(20,957)

8/8/2011	Citibank N.A.	158,350,000	DKK	30,810,510	31,433,488	622,978

7/18/2011	Barclays Bank plc	874,000	EUR	1,268,900	1,249,647	(19,253)

7/18/2011	Barclays Bank plc	1,550,000	EUR	2,250,337	2,249,059	(1,278)

7/18/2011	Barclays Bank plc	1,692,000	EUR	2,456,497	2,421,440	(35,057)

7/18/2011	Barclays Bank plc	2,834,000	EUR	4,114,487	4,196,437	81,950

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/18/2011	Barclays Bank plc	5,555,000	EUR	$8,064,917	$7,941,617	$(123,300)

7/18/2011	Barclays Bank plc	12,668,000	EUR	18,391,786	18,217,217	(174,569)

7/18/2011	Barclays Bank plc	21,598,000	EUR	31,356,631	30,552,877	(803,754)

7/18/2011	BNP Paribas Bank	6,470,000	EUR	9,393,342	9,380,335	(13,007)

7/18/2011	Citibank N.A.	1,000	EUR	1,452	1,481	29

7/18/2011	Citibank N.A.	2,281,000	EUR	3,311,625	3,276,227	(35,398)

7/18/2011	Citibank N.A.	2,615,000	EUR	3,796,536	3,816,488	19,952

7/18/2011	Citibank N.A.	5,800,000	EUR	8,420,616	8,330,823	(89,793)

7/18/2011	Deutsche Bank AG	3,700,000	EUR	5,371,772	5,401,759	29,987

7/18/2011	JPMorgan Chase Bank N.A.	1,193,000	EUR	1,732,033	1,739,615	7,582

7/18/2011	JPMorgan Chase Bank N.A.	2,856,000	EUR	4,146,427	4,164,577	18,150

7/18/2011	JPMorgan Chase Bank N.A.	4,185,000	EUR	6,075,910	6,055,172	(20,738)

7/18/2011	JPMorgan Chase Bank N.A.	4,219,000	EUR	6,125,272	6,049,791	(75,481)

7/18/2011	JPMorgan Chase Bank N.A.	7,097,000	EUR	10,303,640	10,087,662	(215,978)

7/18/2011	JPMorgan Chase Bank N.A.	8,794,000	EUR	12,767,396	12,657,133	(110,263)

7/18/2011	JPMorgan Chase Bank N.A.	181,998,000	EUR	264,230,211	262,606,734	(1,623,477)

7/18/2011	UBS AG	4,939,000	EUR	7,170,590	7,220,426	49,836

7/18/2011	UBS AG	7,138,000	EUR	10,363,165	10,397,518	34,353

7/18/2011	UBS AG	34,721,000	EUR	50,409,000	48,862,863	(1,546,137)

9/13/2011	UBS AG	48,768,000	GBP	78,292,766	80,077,690	1,784,924

7/11/2011	JPMorgan Chase Bank N.A.	27,803,740,000	JPY	344,777,036	330,800,000	(13,977,036)

7/14/2011	Barclays Bank plc	1,296,903,000	JPY	16,082,327	15,502,253	(580,074)

7/19/2011	JPMorgan Chase Bank N.A.	11,695,660,000	JPY	145,036,261	139,400,000	(5,636,261)

7/25/2011	Citibank N.A.	38,780,000,000	JPY	480,919,322	468,598,012	(12,321,310)

7/25/2011	Citibank N.A.	23,300,000,000	JPY	288,948,433	290,352,810	1,404,377

8/1/2011	UBS AG	830,000,000	JPY	10,293,360	10,163,286	(130,074)

8/8/2011	Deutsche Bank AG	6,310,000,000	JPY	78,257,178	78,207,790	(49,388)

8/15/2011	JPMorgan Chase Bank N.A.	25,060,000,000	JPY	310,808,647	309,490,847	(1,317,800)

8/18/2011	JPMorgan Chase Bank N.A.	8,400,000,000	JPY	104,183,438	103,869,125	(314,313)

8/22/2011	Citibank N.A.	6,310,000,000	JPY	78,263,378	78,682,229	418,851

8/22/2011	JPMorgan Chase Bank N.A.	7,820,000,000	JPY	96,992,015	96,543,210	(448,805)

9/6/2011	Citibank N.A.	23,810,000,000	JPY	295,342,190	292,882,140	(2,460,050)

9/20/2011	Citibank N.A.	300,000,000	JPY	3,721,578	3,732,086	10,508

10/3/2011	Citibank N.A.	20,000,000	JPY	248,127	246,902	(1,225)

7/7/2011	Citibank N.A.	982,327,288	MXN	83,802,667	84,088,965	286,298

7/7/2011	Morgan Stanley	616,398,147	MXN	52,585,130	53,000,700	415,570

7/1/2011	Citibank N.A.	86,910,000	RUB	3,118,916	3,160,938	42,022

7/1/2011	Barclays Bank plc	86,910,000	RUB	3,118,916	3,118,664	(252)

7/27/2011	JPMorgan Chase Bank N.A.	56,875,904	TRY	34,927,477	34,418,096	(509,381)

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/28/2011	Barclays Bank plc	12,074,400	ZAR	$1,781,134	$1,800,000	$18,866

7/28/2011	Deutsche Bank AG	211,270,939	ZAR	31,165,260	30,752,684	(412,576)

7/28/2011	Morgan Stanley	2,686,200	ZAR	396,250	400,000	3,750

Net Unrealized Depreciation						$(39,517,026)

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—China Yuan Renminbi

DKK—Danish Krone

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

RUB—Russian Ruble

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

ZAR—South African Rand

7. Futures Contracts

The futures contracts outstanding as of June 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount		Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

3MO Euribor Interest Rate Futures	6/18/2012	268	EUR	95,133,714	$95,312,684	$178,970

3MO Euribor Interest Rate Futures	9/17/2012	268	EUR	95,012,334	95,234,838	222,504

3MO Euribor Interest Rate Futures	12/17/2012	268	EUR	94,885,489	95,127,799	242,310

3MO Euribor Interest Rate Futures	3/18/2013	268	EUR	94,793,483	95,040,223	246,740

90 Day EuroDollar Futures	9/19/2011	740	USD	184,252,015	184,361,750	109,735

90 Day EuroDollar Futures	12/19/2011	5,342	USD	1,325,799,883	1,329,890,900	4,091,017

90 Day EuroDollar Futures	3/19/2012	19,408	USD	4,809,480,002	4,828,467,800	18,987,798

90 Day EuroDollar Futures	6/18/2012	18,649	USD	4,618,547,036	4,633,577,162	15,030,126

90 Day EuroDollar Futures	9/17/2012	8,147	USD	2,019,555,971	2,020,048,650	492,679

90 Day EuroDollar Futures	12/17/2012	2,781	USD	688,588,715	687,810,825	(777,890)

90 Day EuroDollar Futures	3/18/2013	4,751	USD	1,173,586,578	1,172,071,700	(1,514,878)

90 Day EuroDollar Futures	6/17/2013	1,324	USD	326,602,882	325,753,650	(849,232)

90 Day EuroDollar Futures	9/16/2013	1,122	USD	275,862,357	275,324,775	(537,582)

90 Day EuroDollar Futures	12/16/2013	581	USD	142,452,070	142,177,963	(274,107)

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Futures Contracts - continued

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount		Valuation as of June 30, 2011	Unrealized Appreciation/ Depreciation

90 Day EuroDollar Futures	3/17/2014	948	USD	231,897,389	$231,383,100	$(514,289)

90 Day EuroDollar Futures	6/16/2014	187	USD	45,611,282	45,520,475	(90,807)

German Euro Bobl Futures	9/8/2011	743	EUR	126,015,363	125,801,066	(214,297)

German Euro Bund Futures	9/8/2011	458	EUR	83,872,895	83,466,354	(406,541)

U.S. Treasury Note 2 Year Futures	9/30/2011	698	USD	152,960,738	153,101,937	141,199

U.S. Treasury Note 5 Year Futures	9/30/2011	1,396	USD	167,609,107	166,396,657	(1,212,450)

Net Unrealized Appreciation						$33,351,005

EUR—Euro

USD—United States Dollar

8. Options written

The options contracts outstanding as of June 30, 2011, the description and unrealized appreciation (depreciation) were as follows:

Over the Counter Options Written - Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of June 30, 2011	Unrealized Appreciation/ (Depreciation)

CDX.O 5 Year Swaption 0.8	BNP Paribas Bank	9/21/2011	(16,600,000)	$(35,690)	$(37,034)	$(1,344)

FNMA 4.5	Credit Suisse Group AG	8/4/2011	(26,000,000)	(65,000)	(26,534)	38,466

FVA USD 1 Year 1.0	JPMorgan Chase Bank N.A.	10/11/2011	(56,400,000)	(286,512)	(365,030)	(78,518)

FVA USD 1 Year 1.0	Goldman Sachs & Co.	10/11/2012	(60,900,000)	(321,564)	(394,155)	(72,591)

FVA USD 1 Year 2.0	Morgan Stanley	10/11/2011	(277,500,000)	(3,102,220)	(4,497,651)	(1,395,431)

FVA USD 1 Year 2.0	Morgan Stanley	11/14/2011	(151,400,000)	(1,646,680)	(2,481,752)	(835,072)

IRO USD 5 Year Swaption 1.8	Credit Suisse Group AG	8/24/2011	(111,800,000)	(223,600)	(173,692)	49,908

IRO USD 10 Year Swaption 3.0	Morgan Stanley	10/11/2011	(390,800,000)	(1,985,259)	(2,352,186)	(366,927)

				$(7,666,525)	$(10,328,034)	$(2,661,509)

Exchange Traded Options Written - Calls

U.S. Treasury Note 5 Year Futures	Citibank N.A.	7/22/2011	(137)	$(31,587)	$(20,336)	$11,251

U.S. Treasury Note 5 Year Futures	Citibank N.A.	7/22/2011	(882)	(382,177)	(199,828)	182,349

U.S. Treasury Note 10 Year Futures	Citibank N.A.	7/22/2011	(190)	(87,711)	(17,813)	69,898

				$(501,475)	$(237,977)	$263,498

Over the Counter Options Written - Puts

CDX.O 5 Year Swaption 1.2	BNP Paribas Bank	9/21/2011	(16,600,000)	$(68,060)	$(8,543)	$59,517

FNMA 4.5	Credit Suisse Group AG	8/4/2011	(26,000,000)	(81,250)	(88,539)	(7,289)

INF Floor USD CPURNS 215.95	Citibank N.A.	3/12/2020	(16,200,000)	(137,080)	(43,399)	93,681

INF Floor USD CPURNS 215.95	Deutsche Bank AG	3/10/2020	(5,800,000)	(43,500)	(20,592)	22,908

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Options written - continued

Over the Counter Options Written - Puts	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of June 30, 2011	Unrealized Appreciation/ (Depreciation)

INF Floor USD CPURNS 216.69	Citibank N.A.	4/7/2020	(38,800,000)	$(346,040)	$(108,231)	$237,809

INF Floor USD CPURNS 217.97	Citibank N.A.	9/29/2020	(17,500,000)	(225,750)	(53,809)	171,941

INF Floor USD CPURNS 218.011	Deutsche Bank AG	10/13/2020	(18,000,000)	(176,400)	(73,385)	103,015

IRO USD 1 Year Swaption 0.65	Goldman Sachs & Co.	11/14/2011	(121,900,000)	(249,895)	(96,057)	153,838

IRO USD 1 Year Swaption 1.0	Goldman Sachs & Co.	11/19/2012	(139,600,000)	(796,458)	(824,980)	(28,522)

IRO USD 2 Year Swaption 2.25	Citibank N.A.	9/24/2012	(23,000,000)	(156,688)	(121,095)	35,593

IRO USD 2 Year Swaption 2.25	Goldman Sachs & Co.	9/24/2012	(89,300,000)	(529,847)	(470,165)	59,682

IRO USD 2 Year Swaption 2.25	Morgan Stanley	9/24/2012	(196,500,000)	(1,247,163)	(1,034,573)	212,590

IRO USD 5 Year Swaption 2.5	Credit Suisse Group AG	8/24/2011	(111,800,000)	(444,405)	(259,901)	184,504

IRO USD 3 Year Swaption 2.75	Deutsche Bank AG	6/18/2012	(240,800,000)	(2,499,648)	(1,198,991)	1,300,657

IRO USD 3 Year Swaption 3.0	Barclays Bank plc	6/18/2012	(50,200,000)	(448,989)	(192,085)	256,904

IRO USD 3 Year Swaption 3.0	Citibank N.A.	6/18/2012	(189,200,000)	(2,064,210)	(723,955)	1,340,255

IRO USD 3 Year Swaption 3.0	Credit Suisse Group AG	6/18/2012	(115,800,000)	(732,435)	(443,097)	289,338

IRO USD 3 Year Swaption 3.0	Deutsche Bank AG	6/18/2012	(72,500,000)	(788,856)	(277,414)	511,442

IRO USD 3 Year Swaption 3.0	JPMorgan Chase Bank N.A.	6/18/2012	(167,600,000)	(1,750,743)	(641,305)	1,109,438

IRO USD 5 Year Swaption 3.25	Citibank N.A.	7/16/2012	(99,100,000)	(2,450,082)	(1,380,988)	1,069,094

IRO USD 10 Year Swaption 4.25	Morgan Stanley	10/11/2011	(390,800,000)	(1,985,259)	(835,609)	1,149,650

IRO USD 10 Year Swaption 10.0	Morgan Stanley	7/10/2012	(40,200,000)	(242,205)	(575)	241,630

				$(17,464,963)	$(8,897,288)	$8,567,675

Exchange Traded Options Written - Puts

CME APUT EUR 99.375	Merrill Lynch & Co., Inc.	9/19/2011	(1,887)	$(1,175,285)	$(141,525)	$1,033,760

CME APUT EUR 99.0	Merrill Lynch & Co., Inc.	3/19/2012	(1,330)	(1,059,324)	(182,875)	876,449

U.S. Treasury Note 5 Year Futures	Citibank N.A.	7/22/2011	(882)	(159,845)	(186,047)	(26,202)

U.S. Treasury Note 10 Year Futures	Citibank N.A.	7/22/2011	(190)	(62,891)	(92,031)	(29,140)

				$(2,457,345)	$(602,478)	$1,854,867

Total				$(28,090,308)	$(20,065,777)	$8,024,531

The Portfolio transactions in options written during the period ended June 30, 2011 were as follows:

Call Options	Number of Contracts	Premium received

Options outstanding December 31, 2010	736,201,887	$6,557,029

Options written	793,801,209	3,633,970

Options bought back	(1,887)	(808,783)

Options expired	(438,600,000)	(1,214,216)

Options outstanding June 30, 2011	1,091,401,209	$8,168,000

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Options written - continued

Put Options	Number of Contracts	Premium received

Options outstanding December 31, 2010	1,882,301,887	$17,650,522

Options written	793,802,402	5,168,124

Options bought back	-	-

Options expired	(488,900,000)	(2,896,338)

Options outstanding June 30, 2011	2,187,204,289	$19,922,308

9. Swap Agreements

Open interest rate swap agreements at June 30, 2011 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive	IRS USD 3ML	3.500%	6/15/2021	Morgan Stanley	USD	7,800,000	$(159,316)	$11,232	$(170,548)

Receive	IRS USD 3ML	3.500%	6/15/2021	Deutsche Bank AG	USD	20,900,000	(426,885)	191,100	(617,985)

Receive	IRS USD 3ML	3.500%	6/15/2021	UBS AG	USD	28,000,000	(571,903)	375,622	(947,525)

Receive	IRS USD 3ML	3.500%	6/15/2021	JPMorgan Chase Bank N.A.	USD	36,800,000	(751,644)	(49,872)	(701,772)

Receive	IRS USD 3ML	3.500%	6/15/2021	Citibank N.A.	USD	90,300,000	(1,844,387)	(69,376)	(1,775,011)

Receive	IRS USD 3ML	4.250%	6/15/2041	Credit Suisse Group AG	USD	2,500,000	(79,040)	79,125	(158,165)

Receive	IRS USD 3ML	4.250%	6/15/2041	Barclays Bank plc	USD	7,000,000	(221,311)	157,500	(378,811)

Receive	IRS USD 3ML	4.250%	6/15/2041	Citibank N.A.	USD	12,700,000	(401,522)	460,060	(861,582)

Receive	IRS USD 3ML	4.250%	6/15/2041	Goldman Sachs & Co.	USD	15,800,000	(499,531)	440,080	(939,611)

Receive	IRS USD 3ML	4.250%	6/15/2041	Deutsche Bank AG	USD	19,800,000	(625,995)	(734,580)	108,585

Receive	IRS USD 3ML	4.250%	6/15/2041	JPMorgan Chase Bank N.A.	USD	24,200,000	(765,105)	(618,798)	(146,307)

Receive	IRS USD 3ML	4.250%	6/15/2041	BNP Paribas Bank	USD	63,300,000	(2,001,286)	1,691,040	(3,692,326)

Receive	IRS USD 3ML	4.250%	6/15/2041	UBS AG	USD	90,600,000	(2,864,401)	2,135,355	(4,999,756)

Receive	IRS USD 3ML	4.250%	6/15/2041	Morgan Stanley	USD	145,200,000	(4,590,629)	3,019,175	(7,609,804)

Receive	IRS USD 3ML	4.000%	12/21/2041	Deutsche Bank AG	USD	8,700,000	268,727	(34,800)	303,527

Receive	IRS USD 3ML	4.000%	12/21/2041	Morgan Stanley	USD	26,500,000	807,182	340,400	466,782

Receive	IRS USD 3ML	4.000%	12/21/2041	Citibank N.A.	USD	31,300,000	966,801	382,240	584,561

Pay	IRS EUR 6ME	3.500%	9/21/2021	Barclays Bank plc	EUR	39,400,000	(12,286)	512,035	(524,321)

Pay	IRS EUR 6ME	3.650%	9/21/2021	Citibank N.A.	EUR	11,000,000	198,666	13,581	185,085

Pay	IRS EUR 6ME	3.500%	9/21/2021	Deutsche Bank AG	EUR	17,100,000	(5,332)	205,430	(210,762)

Pay	IRS EUR 6ME	3.500%	9/21/2021	Goldman Sachs & Co.	EUR	64,900,000	(20,237)	(724,545)	704,308

Pay	IRS EUR 6ME	3.500%	9/21/2021	Morgan Stanley	EUR	28,000,000	(8,731)	(214,741)	206,010

Pay	IRS EUR 6ME	3.650%	9/21/2021	Morgan Stanley	EUR	28,800,000	520,145	141,911	378,234

Pay	IRS MXN TIIE	6.500%	3/5/2013	Morgan Stanley	MXN	37,200,000	25,845	(1,452)	27,297

Pay	IRS MXN TIIE	7.330%	1/28/2015	JPMorgan Chase Bank N.A.	MXN	97,200,000	352,018	(5,572)	357,590

Pay	IRS MXN TIIE	7.330%	1/28/2015	Citibank N.A.	MXN	215,600,000	780,813	100,718	680,095

Pay	ZCS BRL CDI	10.835%	1/2/2012	Goldman Sachs & Co.	BRL	27,600,000	229,257	26,466	202,791

Pay	ZCS BRL CDI	10.990%	1/2/2012	Goldman Sachs & Co.	BRL	42,300,000	326,396	69,702	256,694

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Pay	ZCS BRL CDI	12.540%	1/2/2012	Merrill Lynch & Co., Inc.	BRL	80,800,000	$4,273,855	$(443,165)	$4,717,020

Pay	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley	BRL	90,500,000	4,786,929	(503,219)	5,290,148

Pay	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley	BRL	105,400,000	503,343	(42,617)	545,960

Pay	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley	BRL	295,300,000	(11,278,498)	(7,355,900)	(3,922,598)

Pay	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley	BRL	31,600,000	204,911	49,229	155,682

Pay	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Chase Bank N.A.	BRL	43,900,000	482,662	158,550	324,112

Pay	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	52,700,000	265,583	47,758	217,825

Pay	ZCS BRL CDI	11.930%	1/2/2013	Goldman Sachs & Co.	BRL	63,700,000	341,019	(91,373)	432,392

Pay	ZCS BRL CDI	12.070%	1/2/2013	JPMorgan Chase Bank N.A.	BRL	64,200,000	122,913	150,874	(27,961)

Pay	ZCS BRL CDI	12.590%	1/2/2013	Morgan Stanley	BRL	321,000,000	3,815,653	289,533	3,526,120

Pay	ZCS BRL CDI	12.510%	1/2/2014	Morgan Stanley	BRL	3,400,000	59,564	15,642	43,922

Pay	ZCS BRL CDI	11.990%	1/2/2014	Barclays Bank plc	BRL	19,400,000	26,759	86,039	(59,280)

Pay	ZCS BRL CDI	12.650%	1/2/2014	Goldman Sachs & Co.	BRL	23,900,000	509,844	192,551	317,293

Pay	ZCS BRL CDI	11.890%	1/2/2014	Morgan Stanley	BRL	38,000,000	(213,380)	(3,526)	(209,854)

Total							$(7,472,534)	$449,412	$(7,921,946)

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

CNA Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America N.A.	1.092%	5,000,000	$78,321	$—	$78,321

Con-way, Inc. 7.250%, due 01/15/2018	(1.834%)	3/20/2018	Bank of America N.A.	2.281%	10,000,000	262,952	—	262,952

Health Care Property Investors, Inc. 5.950%, due 09/15/2011	(0.460%)	9/20/2011	JPMorgan Chase Bank N.A.	0.318%	3,600,000	(1,163)	—	(1,163)

Liberty Mutual Group, Inc. 5.750%, due 03/15/2014	(0.680%)	3/20/2014	Bank of America N.A.	1.388%	5,750,000	108,485	—	108,485

Limited Brands, Inc. 6.900%, due 07/15/2017	(3.113%)	9/20/2017	Morgan Stanley	2.493%	5,000,000	(169,698)	—	(169,698)

Pearson Dollar Finance plc 5.700%, due 06/01/2014	(0.760%)	6/20/2014	Morgan Stanley	0.443%	8,500,000	(79,623)	—	(79,623)

Pearson Dollar Finance plc 5.700%, due 06/01/2014	(0.830%)	6/20/2014	JPMorgan Chase Bank N.A.	0.443%	5,000,000	(57,188)	—	(57,188)

R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	(1.030%)	6/20/2014	Bank of America N.A.	2.101%	6,200,000	191,018	—	191,018

Rohm & Haas Holdings 6.000%, due 09/15/2017	(0.423%)	9/20/2017	Bank of America N.A.	0.459%	8,500,000	17,936	—	17,936

Total						$351,040	$—	$351,040

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

ArcelorMittal 6.125%, due 06/01/2018	1.000%	6/20/2016	Credit Suisse Group AG	2.236%	4,400,000	$(246,861)	$(221,992)	$(24,869)

Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	3/20/2015	Goldman Sachs & Co.	0.816%	3,100,000	20,800	(54,777)	75,577

Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	3/20/2016	Citibank N.A.	1.043%	900,000	(1,756)	(10,165)	8,409

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	Citibank N.A.	0.938%	11,700,000	27,916	(327,293)	355,209

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	Deutsche Bank AG	0.938%	6,100,000	14,554	(66,949)	81,503

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	JPMorgan Chase Bank N.A.	0.938%	12,700,000	30,302	(139,386)	169,688

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	9/20/2015	Citibank N.A.	0.964%	1,200,000	1,765	(18,832)	20,597

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	9/20/2015	JPMorgan Chase Bank N.A.	0.964%	4,100,000	6,030	(41,229)	47,259

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	9/20/2015	UBS AG	0.964%	1,600,000	2,353	(15,139)	17,492

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	12/20/2015	Morgan Stanley	1.006%	37,100,000	(9,285)	(214,047)	204,762

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	3/20/2016	Deutsche Bank AG	1.043%	25,000,000	(48,862)	(146,458)	97,596

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	3/20/2016	Morgan Stanley	1.043%	25,000,000	(48,862)	(146,458)	97,596

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2016	Citibank N.A.	1.077%	19,300,000	(70,459)	(65,160)	(5,299)

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2016	Deutsche Bank AG	1.077%	11,000,000	(40,159)	(36,869)	(3,290)

China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2015	Deutsche Bank AG	0.654%	15,000,000	189,434	85,576	103,858

China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2016	Barclays Bank plc	0.783%	1,200,000	11,872	14,340	(2,468)

China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2016	BNP Paribas Bank	0.783%	600,000	5,936	7,258	(1,322)

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

China Government International Bond 4.750%, due 10/29/2013	1.000%	6/20/2016	Citibank N.A.	0.813%	13,400,000	$119,717	$141,012	$(21,295)

China Government International Bond 4.750%, due 10/29/2013	1.000%	6/20/2016	Deutsche Bank AG	0.813%	3,600,000	32,163	34,343	(2,180)

China Government International Bond 4.750%, due 10/29/2013	1.000%	6/20/2016	JPMorgan Chase Bank N.A.	0.813%	11,700,000	104,529	125,946	(21,417)

China Government International Bond 4.750%, due 10/29/2013	1.000%	9/20/2016	Deutsche Bank AG	0.840%	2,200,000	17,577	12,154	5,423

China Government International Bond 4.750%, due 10/29/2013	1.000%	9/20/2016	JPMorgan Chase Bank N.A.	0.840%	1,500,000	11,984	8,160	3,824

China Government International Bond 4.750%, due 10/29/2013	1.000%	9/20/2016	Morgan Stanley	0.840%	1,500,000	11,984	7,415	4,569

China Government International Bond 4.750%, due 10/29/2013	1.000%	9/20/2016	UBS AG	0.840%	700,000	5,592	3,634	1,958

Egypt Government International Bond 5.750%, due 04/29/2020	1.000%	3/20/2016	Deutsche Bank AG	3.053%	18,400,000	(1,614,013)	(1,946,383)	332,370

Egypt Government International Bond 5.750%, due 04/29/2020	1.000%	3/20/2016	JPMorgan Chase Bank N.A.	3.053%	3,600,000	(315,785)	(443,014)	127,229

General Electric Capital Corp 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank N.A.	0.789%	3,600,000	284,434	—	284,434

General Electric Capital Corp. 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank N.A.	0.789%	20,800,000	1,643,394	—	1,643,394

General Electric Capital Corp. 5.625%, due 09/15/2017	6.950%	3/20/2013	Citibank N.A.	0.606%	375,000	41,117	—	41,117

General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank N.A.	0.789%	9,100,000	909,309	—	909,309

General Electric Capital Corp. 5.625%, due 09/15/2017	4.325%	12/20/2013	Citibank N.A.	0.789%	10,200,000	887,463	—	887,463

General Electric Capital Corp. 5.625%, due 09/15/2017	4.200%	12/20/2013	Citibank N.A.	0.789%	21,900,000	1,838,077	—	1,838,077

General Electric Capital Corp. 5.625%, due 09/15/2017	4.875%	12/20/2013	Citibank N.A.	0.789%	3,100,000	311,672	—	311,672

General Electric Capital Corp. 5.625%, due 09/15/2017	1.000%	12/20/2015	Morgan Stanley	1.207%	13,500,000	(119,723)	(264,491)	144,768

Government of France 4.250%, due 04/25/2019	0.250%	9/20/2015	UBS AG	0.656%	5,000,000	(83,581)	(132,503)	48,922

Government of France 4.250%, due 04/25/2019	0.250%	12/20/2015	Goldman Sachs & Co.	0.700%	3,700,000	(72,171)	(72,557)	386

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Government of France 4.250%, due 04/25/2019	0.250%	3/20/2016	Deutsche Bank AG	0.739%	7,200,000	$(160,265)	$(291,432)	$131,167

Government of France 4.250%, due 04/25/2019	0.250%	3/20/2016	Morgan Stanley	0.739%	1,600,000	(35,614)	(54,485)	18,871

Government of France 4.250%, due 04/25/2019	0.250%	3/20/2016	UBS AG	0.739%	2,500,000	(55,648)	(101,149)	45,501

Government of France 4.250%, due 04/25/2019	0.250%	6/20/2016	Goldman Sachs & Co.	0.774%	26,100,000	(652,441)	(681,657)	29,216

Government of South Korea 4.875%, due 09/22/2014	1.000%	6/20/2016	Deutsche Bank AG	0.973%	3,100,000	3,923	1,476	2,447

Government of South Korea 4.875%, due 09/22/2014	1.000%	6/20/2016	Deutsche Bank AG	0.973%	2,000,000	2,532	1,429	1,103

Japanese Government Bond 2.000%, due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.792%	6,700,000	60,274	163,889	(103,615)

Japanese Government Bond 2.000%, due 03/21/2022	1.000%	3/20/2016	JPMorgan Chase Bank N.A.	0.832%	4,300,000	32,964	37,798	(4,834)

Limited Brands, Inc. 6.900%, due 07/15/2017	2.290%	9/20/2017	Bank of America N.A.	2.493%	10,000,000	111,465	—	111,465

Merrill Lynch & Co., Inc. 5.000%, due 01/15/2015	1.000%	9/20/2011	Citibank N.A.	0.422%	700,000	921	(1,243)	2,164

Merrill Lynch & Co., Inc. 5.000%, due 01/15/2015	1.000%	9/20/2011	JPMorgan Chase Bank N.A.	0.422%	2,700,000	3,553	(3,197)	6,750

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2015	Citibank N.A.	0.885%	4,300,000	17,978	(98,727)	116,705

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2015	Deutsche Bank AG	0.885%	6,400,000	26,757	(146,943)	173,700

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	9/20/2015	Citibank N.A.	0.943%	1,900,000	4,456	(28,651)	33,107

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	9/20/2015	UBS AG	0.943%	600,000	1,407	(8,488)	9,895

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2016	Barclays Bank plc	1.012%	31,800,000	(17,891)	(244,359)	226,468

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2016	Deutsche Bank AG	1.012%	20,600,000	(11,590)	(151,130)	139,540

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	6/20/2016	Citibank N.A.	1.042%	10,000,000	(20,027)	(21,564)	1,537

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2021	Barclays Bank plc	1.401%	24,600,000	(806,994)	(1,177,460)	370,466

Republic of Indonesia 6.750%, due 03/10/2014	1.000%	9/20/2015	Citibank N.A.	1.144%	1,400,000	(8,241)	(31,728)	23,487

Republic of Indonesia 7.250%, due 04/20/2015	1.000%	6/20/2016	Barclays Bank plc	1.329%	5,000,000	(77,515)	(78,629)	1,114

Republic of Indonesia 7.250%, due 04/20/2015	1.000%	6/20/2016	Barclays Bank plc	1.329%	5,600,000	(86,816)	(89,360)	2,544

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Republic of Indonesia 6.750%, due 03/10/2014	1.000%	6/20/2016	Citibank N.A.	1.329%	4,200,000	$(65,113)	$(77,852)	$12,739

Republic of Indonesia 6.750%, due 03/10/2014	1.000%	6/20/2016	Citibank N.A.	1.329%	1,700,000	(26,355)	(32,306)	5,951

Republic of Indonesia 7.250%, due 04/20/2015	1.000%	6/20/2021	Citibank N.A.	1.820%	3,400,000	(225,720)	(243,711)	17,991

Republic of Indonesia 6.750%, due 03/10/2014	1.000%	6/20/2021	UBS AG	1.820%	1,700,000	(112,860)	(124,288)	11,428

Republic of Italy 6.875%, due 09/27/2023	1.000%	3/20/2016	Barclays Bank plc	1.661%	4,000,000	(116,352)	(155,679)	39,327

Republic of Italy 6.875%, due 09/27/2023	1.000%	3/20/2016	Barclays Bank plc	1.661%	8,300,000	(241,431)	(271,979)	30,548

Republic of Italy 6.875%, due 09/27/2023	1.000%	3/20/2016	Goldman Sachs & Co.	1.661%	1,300,000	(37,814)	(50,014)	12,200

Republic of Italy 6.875%, due 09/27/2023	1.000%	3/20/2016	Goldman Sachs & Co.	1.661%	20,600,000	(599,215)	(746,548)	147,333

Republic of Italy 6.875%, due 09/27/2023	1.000%	3/20/2016	Goldman Sachs & Co.	1.661%	24,500,000	(712,657)	(813,650)	100,993

Republic of Italy 6.875%, due 09/27/2023	1.000%	6/20/2016	Deutsche Bank AG	1.688%	7,900,000	(250,218)	(203,582)	(46,636)

Republic of Italy 6.875%, due 09/27/2023	1.000%	6/20/2016	Goldman Sachs & Co.	1.688%	3,000,000	(95,019)	(59,111)	(35,908)

Republic of Kazakhstan	1.000%	3/20/2016	Citibank N.A.	1.504%	1,200,000	(27,259)	(34,632)	7,373

Republic of Kazakhstan	1.000%	3/20/2016	Deutsche Bank AG	1.504%	1,200,000	(27,259)	(36,299)	9,040

Spanish Government Bond 5.500%, due 07/30/2017	1.000%	3/20/2016	Goldman Sachs & Co.	2.571%	26,400,000	(1,760,627)	(1,632,936)	(127,691)

Spanish Government Bond 5.500%, due 07/30/2017	1.000%	3/20/2016	Goldman Sachs & Co.	2.571%	2,800,000	(186,734)	(186,074)	(660)

Spanish Government Bond 5.500%, due 07/30/2017	1.000%	3/20/2016	Goldman Sachs & Co.	2.571%	15,300,000	(1,020,364)	(929,289)	(91,075)

Spanish Government Bond 5.500%, due 07/30/2017	1.000%	3/20/2016	Morgan Stanley	2.571%	8,200,000	(546,861)	(494,613)	(52,248)

Spanish Government Bond 5.500%, due 07/30/2017	1.000%	6/20/2016	Citibank N.A.	2.589%	10,500,000	(739,325)	(727,340)	(11,985)

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2015	JPMorgan Chase Bank N.A.	0.451%	2,900,000	58,327	12,266	46,061

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2015	JPMorgan Chase Bank N.A.	0.451%	1,500,000	30,169	7,052	23,117

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Goldman Sachs & Co.	0.478%	35,400,000	720,401	327,080	393,321

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	12/20/2015	Goldman Sachs & Co.	0.534%	2,400,000	48,670	55,666	(6,996)

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2016	Credit Suisse Group AG	0.563%	2,500,000	49,929	48,244	1,685

U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	9/20/2015	UBS AG	0.449%	31,800,000	(368,403)	(477,132)	108,729

United Kingdom Gilt 4.250% due 06/07/2032	1.000%	6/20/2016	UBS AG	0.590%	5,500,000	108,155	95,155	13,000

U.S. Treasury Note 4.875%, due 08/15/2016	0.250%	3/20/2016	BNP Paribas Bank	0.484%	21,500,000	(324,305)	(303,267)	(21,038)

Total						$(4,276,595)	$(13,984,313)	$9,707,718

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

9. Swap Agreements - continued

Credit Default Swaps on Credit Indices - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2011 (b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

CDX.EM.12	5.000%	12/20/2014	Deutsche Bank AG	1.962%	4,400,000	$442,911	$439,300	$3,611

CDX.EM.13	5.000%	6/20/2015	Barclays Bank plc	1.983%	62,900,000	7,103,685	7,847,300	(743,615)

CDX.EM.13	5.000%	6/20/2015	Deutsche Bank AG	1.983%	40,900,000	4,619,089	5,209,850	(590,761)

CDX.EM.13	5.000%	6/20/2015	JPMorgan Chase Bank N.A.	1.983%	29,900,000	3,376,792	3,609,900	(233,108)

CDX.EM.13	5.000%	6/20/2015	Morgan Stanley	1.983%	11,300,000	1,276,179	1,326,150	(49,971)

CDX.EM.14	5.000%	12/20/2015	Barclays Bank plc	2.073%	20,600,000	2,504,893	2,770,700	(265,807)

CDX.EM.14	5.000%	12/20/2015	Citibank N.A.	2.073%	6,000,000	729,580	830,100	(100,520)

CDX.EM.14	5.000%	12/20/2015	Deutsche Bank AG	2.073%	13,700,000	1,665,875	1,704,150	(38,275)

CDX.EM.14	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	2.073%	1,200,000	145,916	158,400	(12,484)

CDX.EM.14	5.000%	12/20/2015	Morgan Stanley	2.073%	5,000,000	607,984	650,000	(42,016)

CDX.EM.14	5.000%	12/20/2015	UBS AG	2.073%	2,200,000	267,513	304,700	(37,187)

CDX.EM.15	5.000%	6/20/2016	Barclays Bank plc	2.122%	6,900,000	903,807	928,200	(24,393)

CDX.EM.15	5.000%	6/20/2016	Deutsche Bank AG	2.122%	3,400,000	445,354	460,700	(15,346)

CDX.NA.HY.16	5.000%	6/20/2016	Barclays Bank plc	4.611%	68,400,000	1,108,149	1,881,000	(772,851)

CDX.NA.IG.9	0.553%	12/20/2017	JPMorgan Chase Bank N.A.	0.364%	1,928,998	21,710	—	21,710

CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	0.079%	6,172,793	46,858	—	46,858

CDX.NA.IG.16	1.000%	6/20/2016	BNP Paribas Bank	0.921%	298,600,000	1,114,498	991,754	122,744

CDX.NA.IG.16	1.000%	6/20/2016	Credit Suisse Group AG	0.921%	94,800,000	353,833	453,312	(99,479)

CDX.NA.IG.16	1.000%	6/20/2016	Deutsche Bank AG	0.921%	15,600,000	58,225	74,990	(16,765)

CDX.NA.IG.16	1.000%	6/20/2016	Morgan Stanley	0.921%	10,300,000	38,443	50,134	(11,691)

Total						$26,831,294	$29,690,640	$(2,859,346)

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

HY—High Yield

IG—Investment Grade

MXN—Mexican Peso

USD—United States Dollar

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of a country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

12. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2010	2009	2010	2009	2010	2009

$290,075,459	$447,577,455	$42,671,423	$91,728,216	$332,746,882	$539,305,671

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$473,921,418	$128,696,511	$66,979,472	$—	$669,579,401

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

13. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Quarterly Portfolio Schedule

beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Met Investors Series Trust T. Rowe Price Mid Cap Growth Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class A, B, and E shares of the T. Rowe Price Mid Cap Growth Portfolio returned 7.29%, 7.18% and 7.20%, respectively, compared to its benchmark, the Russell Midcap Growth Index1, which returned 9.59%.

Market Environment/Conditions

Most equity indices ended at or slightly below their previous levels, but the period was very volatile. Early in the period, strong economic data pushed the market higher. Yet tumultuous world events, including political upheaval in North Africa and the Middle East and a major natural disaster in Japan, joined with more simmering concerns, such as the Greek debt crisis and the slow pace of economic recovery, in undermining investor confidence. Within the mid-cap universe, growth outperformed value. All capitalization ranges ended in positive territory, led by mid-caps. Swings in investor sentiment created a wide dispersion in returns, but defensive sectors (such as consumer staples, utilities, and health care) led the index. Meanwhile, the telecommunications and industrials and business services sectors lagged.

Portfolio Review/Current Positioning

Consumer Discretionary was a notable detractor, due to stock choices and an unfavorable underweight to this high-performing benchmark sector. Among our weakest holdings were Lamar Advertising Co. and Marriott International, Inc. With a focus on billboard advertising in local markets, Lamar Advertising suffered from a slower recovery in smaller markets as opposed to the U.S. economy as a whole. As a result, the company reduced its estimates of future revenues. However, we believe that the firm has strong prospects as a leader in digital billboards, with a strong leadership team focused on finding small and mid-size markets where it can be more competitive. Marriott suffered from weak demand in the U.S., though its international business is strong, and from the continued effects of its decision to spin off its timeshare business.

Our overall investment level in the sector is lower than historical levels due to continuing challenges facing consumers following the 2008/2009 financial crisis. We continue to focus on companies with strong brands and innovative managements that will be able to prosper as they seize market share from less-nimble competitors. Our largest areas of investment are generally in media, specialty retailers, and hotels, restaurants, and leisure companies.

An underweight to Consumer Staples, the strongest benchmark sector, proved detrimental. Our underweight to the food products industry in particular hurt, as did underperforming stock choices such as Shoppers Drug Mart Corp. (Canada). Shoppers Drug Mart lagged the very strong position of the sector as a whole. While a decline in risk appetite boosted consumer staples stocks this quarter, we maintain our strategic underweight here, as few stocks meet our long-term growth requirements.

Materials was another area of relative weakness, due to underperforming stock holdings that included Agnico-Eagle Mines, Ltd. and HudBay Minerals, Inc. (Canada). Despite historically high gold prices, gold producer Agnico-Eagle Mines posted lower-than-expected revenues due to unanticipated cash costs. A Canadian mining company, Hudbay Minerals had difficulty bringing their products to market due to a lack of railcars. We typically maintain a very small position in Materials and focus primarily in metals and mining.

Stock selection and a favorable overweight in Health Care boosted relative returns. The pharmaceuticals industry was a key area of strength, due to holdings such as Valeant Pharmaceuticals International, Inc., Elan Corp., and Regeneron Pharmaceuticals. Valeant Pharmaceuticals, Inc. benefited from its acquisition strategy, while Elan boosted sales for one of its drugs. Favorable test results pushed one of Regeneron Pharmaceuticals’ new drugs closer to Food and Drug Administration (FDA) approval.

Brian W.H. Berghuis, CFA, MBA,

Portfolio Manager

T. Rowe Price Associates, Inc.

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Portfolio Composition as of June 30, 2011

Top Holdings

% of Net Assets
AMETEK, Inc.	1.7
Nuance Communications, Inc.	1.5
Dollar General Corp.	1.4
Roper Industries, Inc.	1.4
Gardner Denver, Inc.	1.4
IHS, Inc. - Class A	1.4
Valeant Pharmaceuticals International, Inc.	1.3
Fastenal Co.	1.3
Global Payments, Inc.	1.3
Range Resources Corp.	1.2

Top Sectors

% of Market Value of Total Investments
Non-Cyclical	22.6
Technology	17.7
Industrials	14.7
Cyclical	12.2
Energy	8.5
Financials	8.1
Communications	7.8
Cash & Equivalents	4.0
Basic Materials	3.2
Utilities	1.2

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

T. Rowe Price Mid Cap Growth Portfolio managed by

T. Rowe Price Associates, Inc. vs. Russell Midcap Growth Index1

	Average Annual Return[2] (for the six months ended June 30, 2011)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
T. Rowe Price Mid-Cap Growth Portfolio—Class A	7.29%	38.13%	8.49%	3.38%	—
Class B	7.18%	37.76%	8.23%	3.11%	—
Class E	7.20%	37.89%	8.34%	—	6.01%
Russell Midcap Growth Index[1]	9.59%	43.25%	6.28%	5.52%	—

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class A(a)
Actual	0.75%	$1,000.00	$1,072.90	$3.85
Hypothetical*	0.75%	1,000.00	1,021.08	3.76

Class B(a)
Actual	1.00%	$1,000.00	$1,071.80	$5.14
Hypothetical*	1.00%	1,000.00	1,019.84	5.01

Class E(a)
Actual	0.90%	$1,000.00	$1,072.00	$4.62
Hypothetical*	0.90%	1,000.00	1,020.33	4.51

*  Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 to the Financial Statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Goodrich Corp.	105,000	$10,027,500
Rockwell Collins, Inc. (a)	151,000	9,315,190
Textron, Inc. (a)	701,000	16,550,610

		35,893,300

Air Freight & Logistics—0.5%
UTI Worldwide, Inc. (a)	396,000	7,797,240

Beverages—0.3%
Hansen Natural Corp.*	58,000	4,695,100

Biotechnology—3.8%
Alexion Pharmaceuticals, Inc.*	195,000	9,170,850
BioMarin Pharmaceutical, Inc.* (a)	140,000	3,809,400
Cephalon, Inc.* (a)	183,000	14,621,700
Human Genome Sciences, Inc.* (a)	377,000	9,251,580
Regeneron Pharmaceuticals, Inc.* (a)	195,000	11,058,450
Theravance, Inc.* (a)	234,000	5,197,140
Vertex Pharmaceuticals, Inc.*	130,000	6,758,700

		59,867,820

Capital Markets—1.3%
Apollo Global Management LLC— Class A	4,300	73,960
Eaton Vance Corp. (a)	262,000	7,920,260
TD Ameritrade Holding Corp. (a)	674,000	13,149,740

		21,143,960

Chemicals—0.7%
Rockwood Holdings, Inc.*	193,000	10,670,970

Commercial Banks—1.0%
Fifth Third BanCorp.	318,000	4,054,500
Popular, Inc.*	446,000	1,230,960
SunTrust Banks, Inc.	148,000	3,818,400
TCF Financial Corp. (a)	534,000	7,369,200

		16,473,060

Communications Equipment—2.4%
JDS Uniphase Corp.*	1,141,000	19,009,060
Juniper Networks, Inc.*	200,000	6,300,000
Motorola Mobility Holdings, Inc.* (a)	584,000	12,871,360

		38,180,420

Construction & Engineering—1.1%
Foster Wheeler AG* (a)	82,100	2,494,198
Quanta Services, Inc.*	764,000	15,432,800

		17,926,998

Common Stocks—(Continued)
Security Description	Shares	Value

Diversified Financial Services—2.3%
CBOE Holdings, Inc. (a)	257,000	$6,322,200
Interactive Brokers Group, Inc.—Class A (a)	151,000	2,363,150
IntercontinentalExchange, Inc.*	91,000	11,348,610
MSCI, Inc.—Class A*	442,000	16,654,560

		36,688,520

Electrical Equipment—4.5%
A123 Systems, Inc.* (a)	186,000	989,520
Acuity Brands, Inc. (a)	105,000	5,856,900
AMETEK, Inc.	608,000	27,299,200
Babcock & Wilcox Co.*	545,000	15,101,950
Roper Industries, Inc. (a)	265,000	22,074,500

		71,322,070

Electronic Equipment, Instruments & Components—2.6%
Dolby Laboratories, Inc.—Class A* (a)	301,000	12,780,460
FLIR Systems, Inc. (a)	390,000	13,146,900
Trimble Navigation, Ltd.*	389,000	15,419,960

		41,347,320

Energy Equipment & Services—2.5%
FMC Technologies, Inc.*	225,000	10,077,750
McDermott International, Inc.*	934,000	18,502,540
Trican Well Service, Ltd.	449,000	10,551,558

		39,131,848

Food & Staples Retailing—1.9%
Shoppers Drug Mart Corp.	436,000	17,952,689
Whole Foods Market, Inc.	187,000	11,865,150

		29,817,839

Health Care Equipment & Supplies—4.2%
C.R. Bard, Inc.	150,000	16,479,000
CareFusion Corp.*	506,000	13,748,020
DENTSPLY International, Inc.	389,000	14,813,120
Edwards Lifesciences Corp.*	112,000	9,764,160
IDEXX Laboratories, Inc.* (a)	156,000	12,099,360

		66,903,660

Health Care Providers & Services—2.5%
Community Health Systems, Inc.*	305,000	7,832,400
Henry Schein, Inc.* (a)	249,000	17,825,910
Laboratory Corp. of America Holdings*	96,000	9,291,840
MEDNAX, Inc.*	70,000	5,053,300

		40,003,450

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.9%
Allscripts Healthcare Solutions, Inc.* (a)	310,000	$6,020,200
SXC Health Solutions Corp.*	136,000	8,013,120

		14,033,320

Hotels, Restaurants & Leisure—3.6%
Chipotle Mexican Grill, Inc.* (a)	39,000	12,019,410
Choice Hotels International, Inc. (a)	183,000	6,104,880
Marriott International, Inc.—Class A (a)	467,000	16,573,830
Panera Bread Co.—Class A* (a)	60,000	7,539,600
Starbucks Corp.	149,000	5,884,010
Tim Hortons, Inc.	171,000	8,346,510

		56,468,240

Independent Power Producers & Energy Traders—1.2%
Calpine Corp.* (a)	1,186,000	19,130,180

Insurance—3.1%
Aon Corp.	262,000	13,440,600
HCC Insurance Holdings, Inc.	271,000	8,536,500
Principal Financial Group, Inc.	354,000	10,768,680
W.R. Berkley Corp. (a)	276,000	8,953,440
Willis Group Holdings plc (a)	187,000	7,687,570

		49,386,790

Internet & Catalog Retail—0.7%
Liberty Media Corp.—Interactive—Class A*	674,000	11,302,980

Internet Software & Services—1.1%
Equinix, Inc.*	69,000	6,970,380
LinkedIn Corp.—Class A* (a)	20,000	1,801,800
Rackspace Hosting, Inc.*	130,000	5,556,200
WebMD Health Corp.*	74,000	3,372,920

		17,701,300

IT Services—4.6%
Fiserv , Inc.*	265,000	16,596,950
Gartner, Inc.—Class A*	463,500	18,674,415
Global Payments, Inc.	399,000	20,349,000
Western Union Co.	841,000	16,845,230

		72,465,595

Life Sciences Tools & Services—3.6%
Bruker Corp.* (a)	516,000	10,505,760
Covance, Inc.*	305,000	18,107,850
Illumina, Inc.* (a)	112,000	8,416,800

Life Sciences Tools & Services—(Continued)
Qiagen N.V.* (a)	430,000	$8,178,600
Waters Corp.*	120,000	11,488,800

		56,697,810

Machinery—3.6%
Crane Co.	113,000	5,583,330
Gardner Denver, Inc.	262,000	22,021,100
IDEX Corp. (a)	343,000	15,726,550
WABCO Holdings, Inc.*	198,000	13,673,880

		57,004,860

Media—2.7%
Discovery Communications, Inc.—Class A* (a)	243,000	9,953,280
Discovery Communications, Inc.—Class C*	251,000	9,174,050
Lamar Advertising Co.—Class A* (a)	423,000	11,577,510
Liberty Media-Starz, Series A*	112,900	8,494,596
Madison Square Garden, Inc. (The)—Class A* (a)	100,000	2,753,000

		41,952,436

Metals & Mining—2.5%
Agnico-Eagle Mines, Ltd.	241,000	15,214,330
Franco-Nevada Corp.	299,000	11,163,080
HudBay Minerals, Inc.	374,000	5,598,780
Osisko Mining Corp.*	469,515	7,298,968

		39,275,158

Multiline Retail—1.4%
Dollar General Corp.* (a)	662,000	22,435,180

Oil, Gas & Consumable Fuels—6.9%
Consol Energy, Inc.	305,000	14,786,400
Continental Resources, Inc.* (a)	134,000	8,697,940
EQT Corp.	311,000	16,333,720
Peabody Energy Corp.	93,000	5,478,630
QEP Resources, Inc.	311,000	13,009,130
Quicksilver Resources, Inc.* (a)	545,000	8,044,200
Range Resources Corp. (a)	350,000	19,425,000
SM Energy Co. (a)	149,000	10,948,520
Ultra Petroleum Corp.* (a)	262,000	11,999,600

		108,723,140

Pharmaceuticals—1.7%
Elan Corp. plc (ADR)*	584,000	6,640,080
Valeant Pharmaceuticals International, Inc. (a)	401,600	20,867,136

		27,507,216

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—3.2%
IHS, Inc.—Class A* (a)	262,000	$21,856,040
Manpower, Inc.	245,000	13,144,250
Robert Half International, Inc. (a)	277,000	7,487,310
Verisk Analytics, Inc.—Class A*	232,000	8,031,840

		50,519,440

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc. (a)	89,000	8,392,700

Road & Rail—0.9%
Hertz Global Holdings, Inc.*	870,000	13,815,600

Semiconductors & Semiconductor Equipment—7.8%
Altera Corp. (a)	195,000	9,038,250
Atmel Corp.* (a)	623,000	8,765,610
Cree, Inc.* (a)	189,000	6,348,510
First Solar, Inc.* (a)	43,000	5,687,610
Intersil Corp.—Class A (a)	617,000	7,928,450
Marvell Technology Group, Ltd.*	623,000	9,198,595
MEMC Electronic Materials, Inc.* (a)	632,000	5,390,960
Microchip Technology, Inc. (a)	233,000	8,833,030
National Semiconductor Corp.	686,000	16,882,460
NVIDIA Corp.*	701,000	11,170,435
PMC-Sierra, Inc.*	323,000	2,445,110
Silicon Laboratories, Inc.* (a)	226,800	9,357,768
Varian Semiconductor Equipment Associates, Inc.*	89,000	5,468,160
Xilinx, Inc. (a)	452,000	16,484,440

		122,999,388

Software—6.2%
Ariba, Inc.* (a)	155,000	5,342,850
Concur Technologies, Inc.* (a)	191,000	9,563,370
FactSet Research Systems, Inc. (a)	115,000	11,766,800
MICROS Systems, Inc.*	225,000	11,184,750
Nuance Communications, Inc.* (a)	1,103,000	23,681,410
Red Hat, Inc.*	337,000	15,468,300
Rovi Corp.* (a)	273,000	15,659,280
TIBCO Software, Inc.* (a)	195,000	5,658,900

		98,325,660

Specialty Retail—2.7%
Bed Bath & Beyond, Inc.*	149,000	8,697,130
CarMax, Inc.* (a)	547,000	18,089,290
O’Reilly Automotive, Inc.* (a)	232,000	15,198,320

		41,984,740

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—0.1%
Coach, Inc.	28,000	$1,790,040

Thrifts & Mortgage Finance—0.3%
BankUnited, Inc. (a)	171,000	4,538,340

Trading Companies & Distributors—2.3%
Air Lease Corp.* (a)	323,000	7,845,670
Fastenal Co	576,000	20,730,240
MSC Industrial Direct Co., Inc.—Class A	127,000	8,421,370

		36,997,280

Total Common Stocks (Cost $1,125,264,222)		1,511,310,968

Preferred Stocks—0.5%

Hotels, Restaurants & Leisure—0.2%
Coupon.Com (144A) (b)*	296,331	3,255,700

Internet Software & Services—0.3%
Hungry Machine, Inc. (144A) (b)	757,490	4,280,576

Total Preferred Stocks (Cost $7,536,276)		7,536,276

Convertible Bonds—0.1%

Electrical Equipment—0.1%
A123 Systems, Inc. 3.750%, 04/15/16 (Cost—$1,403,000)	$1,403,000	1,276,145

Short-Term Investments—27.8%

Mutual Funds—27.8%
State Street Navigator Securities Lending Prime Portfolio (c)	376,314,358	376,314,358
T. Rowe Price Government Reserve Investment Fund**	63,129,353	63,129,353

		439,443,711

Total Short-Term Investments (Cost $439,443,711)		439,443,711

Total Investments—123.9% (Cost $1,573,647,209#)		1,959,567,100

Other Assets and Liabilities (net)—(23.9)%		(377,628,585)

Net Assets—100.0%		$1,581,938,515

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

*	Non-income producing security.
**	Affiliated issuer. (See Note 8 to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,573,647,209. The aggregate unrealized appreciation and depreciation of investments were $405,094,997 and $(19,175,106), respectively, resulting in net unrealized appreciation of $385,919,891 for federal income tax purpose.
(a)	All or a portion of the security was on loan. As of June 30, 2011, the market value of securities loaned was $370,817,796 and the collateral received consisted of cash in the amount of $376,314,358. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the market value of 144A securities was $7,536,276, which was 0.5% of net assets.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,511,310,968	$—	$—	$1,511,310,968
Total Preferred Stocks*	—	—	7,536,276	7,536,276
Total Convertible Bonds*	—	1,276,145	—	1,276,145
Total Short-Term Investments*	439,443,711	—	—	439,443,711
Total Investments	$1,950,754,679	$1,276,145	$7,536,276	$1,959,567,100

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Purchases	Balance as of June 30, 2011	Change in Unrealized Appreciation/(Depreciation) for Investments still held at June 30, 2011
Preferred Stock
Hotels, Restaurants & Leisure	$—	$3,255,700	$3,255,700	$—
Internet Software & Services	—	4,280,576	4,280,576	—

Total	$—	$7,536,276	$7,536,276	$—

See accompanying notes to financial statements.

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T. Rowe Price Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)(b)	$1,896,437,747
Short-term from affiliated transactions	63,129,353
Cash denominated in foreign currencies	9,272
Receivable for investments sold	10,965,199
Receivable for shares sold	541,694
Dividends receivable	435,283
Interest receivable	30,325

Total assets	1,971,548,873

Liabilities
Payables for:
Investments purchased	11,192,100
Shares redeemed	850,475
Collateral for securities loaned	376,314,358
Accrued Expenses:
Management fees	916,316
Distribution and service fees - Class B	183,566
Distribution and service fees - Class E	2,740
Administration fees	6,701
Custodian and accounting fees	16,105
Deferred trustees’ fees	20,516
Other expenses	107,481

Total liabilities	389,610,358

Net Assets	$1,581,938,515

Net Assets Represented by
Paid in surplus	$1,058,480,034
Accumulated net realized gain	143,400,640
Unrealized appreciation on investments and foreign currency transactions	385,921,714
Distributions in excess of net investment income	(5,863,873)

Net Assets	$1,581,938,515

Net Assets
Class A	$643,021,705
Class B	916,385,615
Class E	22,531,195
Capital Shares Outstanding*
Class A	61,989,223
Class B	90,877,162
Class E	2,208,537
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.37
Class B	10.08
Class E	10.20

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding short-term from affiliated transaction, was $1,510,517,856.
(b)	Includes securities loaned at value of $370,817,796.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends (a)	$3,703,946
Interest (b)	390,164
Income earned from affilliated transactions	61,230

Total investment income	4,155,340

Expenses
Management fees	6,179,915
Administration fees	41,994
Custodian and accounting fees	85,907
Distribution and service fees - Class B	1,094,218
Distribution and service fees - Class E	17,993
Audit and tax services	15,966
Legal	20,801
Trustees’ fees and expenses	15,868
Shareholder reporting	55,301
Insurance	6,528
Miscellaneous	7,233

Total expenses	7,541,724
Less management fee waiver	(200,391)
Less broker commission recapture	(17,270)

Net expenses	7,324,063

Net investment loss	(3,168,723)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	147,875,695
Futures contracts	843,710
Foreign currency transactions	(50,681)

Net realized gain on investments, futures contracts and foreign currency transactions	148,668,724

Net change in unrealized appreciation (depreciation) on:
Investments	(23,719,122)
Foreign currency transactions	1,323

Net change in unrealized depreciation on investments and foreign currency transactions	(23,717,799)

Net realized and unrealized gain on investments and foreign currency transactions	124,950,925

Net Increase in Net Assets from Operations	$121,782,202

(a)	Net of foreign withholding taxes of $71,210.
(b)	Includes net income on securities loaned of $377,739.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(3,168,723)	$(2,748,272)
Net realized gain on investments, futures contracts and foreign currency transactions	148,668,724	76,380,300
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(23,717,799)	258,202,845

Net increase in net assets resulting from operations	121,782,202	331,834,873

Distributions to Shareholders
From net realized gains
Class A	(19,985,267)	—
Class B	(22,409,779)	—
Class E	(585,910)	—

Net decrease in net assets resulting from distributions	(42,980,956)	—

Net increase (decrease) in net assets from capital share transactions	(82,630,010)	104,243,629

Net Increase (Decrease) in Net Assets	(3,828,764)	436,078,502
Net assets at beginning of period	1,585,767,279	1,149,688,777

Net assets at end of period	$1,581,938,515	$1,585,767,279

Distributions in excess of net investment income at end of period	$(5,863,873)	$(2,695,150)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class A
Sales	3,707,010	$38,615,255	12,130,789	$104,608,215
Reinvestments	1,897,936	19,985,267	—	—
Redemptions	(20,827,411)	(222,667,119)	(10,677,049)	(89,400,980)

Net increase (decrease)	(15,222,465)	$(164,066,597)	1,453,740	$15,207,235

Class B
Sales	12,299,908	$125,084,199	21,237,106	$176,915,008
Reinvestments	2,188,455	22,409,779	—	—
Redemptions	(6,232,027)	(62,852,071)	(10,436,882)	(84,633,830)

Net increase	8,256,336	$84,641,907	10,800,224	$92,281,178

Class E
Sales	241,425	$2,482,245	501,243	$4,198,021
Reinvestments	56,555	585,909	—	—
Redemptions	(611,741)	(6,273,474)	(886,297)	(7,442,805)

Net decrease	(313,761)	$(3,205,320)	(385,054)	$(3,244,784)

Increase (decrease) derived from capital shares transactions		$(82,630,010)		$104,243,629

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.90		$7.73	$5.30	$9.83	$8.76	$8.49

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.01)		(0.01)	(0.00)+	0.01	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.74		2.18	2.43	(3.54)	1.50	0.53

Total From Investment Operations	0.73		2.17	2.43	(3.53)	1.52	0.56

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.01)	(0.02)	—
Distributions from Net Realized Capital Gains	(0.26)		—	—	(0.99)	(0.43)	(0.29)

Total Distributions	(0.26)		—	—	(1.00)	(0.45)	(0.29)

Net Asset Value, End of Period	$10.37		$9.90	$7.73	$5.30	$9.83	$8.76

Total Return (%)	7.29		28.07	45.85	(39.62)	17.85	6.56

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.78	*	0.79	0.79	0.78	0.80	0.81
Ratio of Net Expenses to Average Net Assets (%)(b)	0.76	*	0.77	0.77	0.76	0.78	0.81
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.25	)*	(0.10)	(0.05)	0.09	0.16	0.32
Portfolio Turnover Rate (%)	22.8		27.6	31.5	36.2	35.5	33.7
Net Assets, End of Period (in millions)	$643.0		$764.5	$585.5	$347.4	$524.2	$386.8

	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.64		$7.55	$5.19	$9.66	$8.62	$8.38

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.72		2.12	2.38	(3.47)	1.48	0.52

Total From Investment Operations	0.70		2.09	2.36	(3.48)	1.47	0.53

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	(0.00)++	—
Distributions from Net Realized Capital Gains	(0.26)		—	—	(0.99)	(0.43)	(0.29)

Total Distributions	(0.26)		—	—	(0.99)	(0.43)	(0.29)

Net Asset Value, End of Period	$10.08		$9.64	$7.55	$5.19	$9.66	$8.62

Total Return (%)	7.18		27.68	45.47	(39.75)	17.64	6.16

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	1.03	*	1.04	1.04	1.03	1.05	1.06
Ratio of Net Expenses to Average Net Assets (%)(b)	1.01	*	1.02	1.02	1.01	1.03	1.05
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.50	)*	(0.33)	(0.30)	(0.16)	(0.08)	0.12
Portfolio Turnover Rate (%)	22.8		27.6	31.5	36.2	35.5	33.7
Net Assets, End of Period (in millions)	$916.4		$796.7	$542.0	$314.0	$523.0	$453.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.75		$7.62	$5.24	$9.72	$8.67	$8.42

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.02	) +	(0.02)	(0.01)	(0.01)	0.00 +	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.73		2.15	2.39	(3.48)	1.49	0.52

Total From Investment Operations	0.71		2.13	2.38	(3.49)	1.49	0.54

Less Distributions
Distributions from Net Investment Income	—		—	—	—	(0.01)	—
Distributions from Net Realized Capital Gains	(0.26)		—	—	(0.99)	(0.43)	(0.29)

Total Distributions	(0.26)		—	—	(0.99)	(0.44)	(0.29)

Net Asset Value, End of Period	$10.20		$9.75	$7.62	$5.24	$9.72	$8.67

Total Return (%)	7.20		27.95	45.42	(39.60)	17.62	6.38

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.93	*	0.94	0.94	0.93	0.95	0.96
Ratio of Net Expenses to Average Net Assets (%)(b)	0.91	*	0.92	0.92	0.91	0.93	0.95
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.40	)*	(0.27)	(0.19)	(0.07)	0.00 +++	0.22
Portfolio Turnover Rate (%)	22.8		27.6	31.5	36.2	35.5	33.7
Net Assets, End of Period (in millions)	$22.5		$24.6	$22.2	$17.3	$37.3	$25.0

*	Annualized.
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
+++	Ratio of net investment income to average net assets was less than 0.01%
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

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T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transaction, passive foreign investment companies (PFIC), deferred trustees’ compensation, capital loss carryforwards, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2011 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2011 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$6,179,915	0.75%	All

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Effective February 17, 2005, the Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Metropolitan Series Fund, Inc. (“MSF”) in the aggregate exceed $750,000,000, (ii) the Subadviser subadvises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Adviser has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by the Subadviser for the Portfolio pursuant to this voluntary subadvisory fee waiver. Amounts waived for the six months ended June 30, 2011 are shown as a management fee waiver in the Statement of Operations.

The subadvisory fee waiver schedule for the period January 1 through June 30, 2011 was:

Percentage Fee Waiver	Combined Assets

0.0%	First $750 Million

5.0%	Next $750 Million

7.5%	Next $1.5 Billion

10.0%	Excess over $3 Billion

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

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Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$—	$358,744,608	$—	$401,417,162

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2011, the Portfolio entered into equity index futures contracts which were subject to equity price risk. During the period April 26 through April 28, 2011, the Portfolio had bought and sold $117,190,779 in equity index futures contracts. At June 30, 2011, the Portfolio did not have any open futures contracts. For the six months ended June 30, 2011, the Portfolio had realized gains in the amount of $843,705 which are shown under Net realized gain on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Affiliated Issuer

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following investment company:

Security Description	Number of shares held at December 31, 2010	Shares purchased	Shares sold	Number of shares held at June 30, 2011	Income earned from affiliates during the period

T. Rowe Price Government Reserve Investment Fund	77,240,903	144,051,986	(158,163,536)	63,129,353	$61,230

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2010	2009	2010	2009	2010	2009

$—	$—	$—	$—	$—	$—

There were no distributions paid for the years ending December 31, 2010 and 2009.

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$—	$42,980,885	$401,692,652	$—	$444,673,537

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

10. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

20

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Met Investors Series Trust Third Avenue Small Cap Value Portfolio Semiannual Report	June 30, 2011, as amended December 16, 2011

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Managed by Third Avenue Management LLC

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2011, the Class A and B shares of the Third Avenue Small Cap Value Portfolio returned 2.88% and 2.67%, respectively, compared to its benchmarks, the Russell 2000 Value Index1 and the Dow Jones U.S. Small-Cap Total Stock Market Index2, which returned 3.77% and 7.72%, respectively.

Market Environment / Conditions

The U.S. economy showed resilience during the first half of 2011 and the operational results of its public companies are mostly showing rising profits and rising cash balances. Also, as we have predicted in the past, mergers and acquisitions activity has continued to increase, both in the U.S. and around the world. Unfortunately, some exogenous events have weighed on equity prices, though this has, in some cases, created buying opportunities for us at Third Avenue. Global equity markets began to tumble in mid-May, as fears spread regarding a possible sovereign default in Greece that might have sparked a financial crisis within the European Union. The International Monetary Fund, the European Commission and the European Central Bank all demanded that Greece adopt further unpopular austerity measures before receiving further bailout funds from the EU. As is typical, negotiations in Greece’s parliament went down to the wire and while the EU’s demands were ultimately met, the resolution was unclear for most of the quarter. This uncertainty, along with fears about the possible effects of a government-engineered economic slowdown in China, weighed on stock prices and made for an uncomfortable end to spring.

Portfolio Review / Current Positioning

At Third Avenue, sector allocations are determined from the bottom up. Our investments in real estate management and development, as well as the hotel and leisure industries, were performance detractors. Owing largely to the recent takeover of Bronco Drilling, energy equipment services companies were the largest contributors to performance for the six months ended June 30, 2011. A discussion of individual performance detractors and contributors follows.

Skyline Corp., down 31.8%, was the largest detractor from performance so far in 2011. Skyline is a producer of manufactured homes and recreation vehicles. Its business continues to be depressed due to a decline in industry sales and a lack of retail financing opportunities. The balance sheet is strong with $53.4 million in cash and short-term investments and no debt, positioning Skyline well for an industry recovery.

The next largest detractor from performance was Tellabs, Inc., down 31.5% for the first two quarters. For the first quarter of 2011, Tellabs reported a $24.1 million loss compared with profit of $45.6 million in the first quarter of 2010 as sales from North American customers, which have typically accounted for more than half of revenues, fell 36% and gross margins fell from over 50% to 38%. Tellabs has cash and short term investments worth $1.06 billion, leaving cash and investments less debt supporting 68% of its market capitalization.

Our top performance contributor for the first half of the year, as it was in the first quarter, was Bronco Drilling Co., Inc., up 37.5%. Bronco, a U.S. oil and land gas drilling company, also saw its share price double during the fourth quarter of 2010 as it benefitted from increased inland exploration and production activity and utilization of its drills. We sold our position in Bronco after its announced acquisition by Chesapeake Energy at a 6% premium over its mid-April share price.

Our next top contributor to performance for the quarter was Westlake Chemical Corp., up 19.7%. Westlake, a petrochemical company producing plastic resins and PVC building products is a well managed company with a strong balance sheet that has been performing well over the last year. Westlake continues to benefit from low natural gas prices and high oil prices, as its raw materials are natural gas derivates, while its global competitors rely on oil as the basis for their manufacturing.

We sold our investment in Bronco Drilling after the announcement of the Chesapeake Energy Corp. takeover, and our investment in Herley Industries was similarly exited with its takeover by Kratos Defense and Security Solutions in a cash transaction. Shares of Parco (Japan) were sold to Aeon, a publicly listed Japanese retailer after we negotiated a 15% premium to its market price. We sold our investment in Cimarex Energy as the stock price had climbed to what we deemed its full value. Portfolio company New Alliance Bancshares merged with First Niagara Financial Group to form a much larger regional bank in the Northeast. As a result of the merger, First Niagara became part of the portfolio.

In order of the amount of capital invested, new positions in the portfolio that attained a meaningful size include:

Viterra, Inc. (Canada), a diversified grain handling and storage company with irreplaceable networks for bringing grains to market, primarily in North America and Australia.

Mantech International, which provides information technology, cyber security, technical and consulting services primarily to U.S. federal government agencies, with a large exposure to the Department of Defense and intelligence community.

Oshkosh Corp., a manufacturer of heavy vehicles and vehicle bodies, mostly for defense, construction, and municipal customers.

The Madison Square Garden Company, owner of New York’s Madison Square Garden, the New York Knicks and the New York Rangers, as well as media properties.

Liberty Media—Starz is the television programming subsidiary of Liberty Media Group.

Seacor Holdings, a well-run and well-financed conglomerate that provides logistical services to various commodities related industries including offshore oil and gas and inland chemical and petroleum shipping.

1

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Managed by Third Avenue Management LLC

Portfolio Manager Commentary* (continued)

Third Avenue adheres to a disciplined investment strategy driven by our deep dive fundamental analysis of companies and the securities they issue. We don’t choose investments based on top-down themes or macroeconomic forecasts. Our strategy is to maintain a portfolio of well-financed and well-managed companies acquired at a discount to net asset value in order to build a portfolio that is measurably cheaper than the market and to hold these investments for the long-term in the belief that the value of our investments will ultimately be recognized in the marketplace.

Curtis Jensen, Chief Investment Officer

Ian Lapey, Portfolio Manager

Third Avenue Management LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2011

Top Holdings

% of Net Assets
Superior Industries International, Inc.	3.1
Wheelock & Co., Ltd.	2.7
Cavco Industries, Inc.	2.5
Canfor Corp.	2.5
Montpelier Re Holdings, Ltd.	2.5
Alexander & Baldwin, Inc.	2.2
K-Swiss, Inc. - Class A	2.1
AVX Corp.	2.0
Ingram Micro, Inc. - Class A	2.0
Vail Resorts, Inc.	1.9

Top Sectors

% of Market Value of Total Investments
Cyclical	20.6
Cash & Equivalents	19.5
Financial	15.2
Industrial	13.9
Basic Materials	8.1
Technology	7.1
Non-Cyclical	5.8
Communications	4.7
Energy	2.6
Diversified	2.5

2

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Third Avenue Small Cap Value Portfolio managed by

Third Avenue Management LLC vs. Russell 2000 Value Index1 and

Dow Jones U.S. Small-Cap Total Stock Market Index2

	Average Annual Return[3] (for the six months ended June 30, 2011)
	6 Month	1 Year	5 Year	Since Inception[4]
Third Avenue Small Cap Value Portfolio—Class A	2.88%	31.79%	2.80%	8.44%
Class B	2.67%	31.43%	2.55%	8.19%
Russell 2000 Value Index[1]	3.77%	31.35%	2.24%	6.62%
Dow Jones U.S. Small-Cap Total Stock Market Index[2]	7.72%	40.01%	6.24%	9.01%

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

2The Dow Jones U.S. Small-Cap Total Stock Market Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones U.S. Total Full Cap Equity Index available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A and Class B shares is 5/1/02. Index returns are based on an inception date of 5/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period** January 1, 2011 to June 30, 2011

Class A
Actual	0.77%	$1,000.00	$1,028.80	$3.87
Hypothetical*	0.77%	1,000.00	1,020.98	3.86

Class B
Actual	1.02%	$1,000.00	$1,026.7	$5.13
Hypothetical*	1.02%	1,000.00	1,019.74	5.11

*  Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—79.9% of Net Assets

Security Description	Shares	Value

Auto Components—3.1%
Superior Industries International, Inc. (a)	1,941,976	$42,937,089

Beverages—1.2%
Sapporo Holdings, Ltd.	4,051,800	16,676,876

Building Products—0.8%
Insteel Industries, Inc.	855,820	10,731,983

Capital Markets—2.0%
Investment Technology Group, Inc.*	1,150,635	16,131,903
Westwood Holdings Group, Inc.	315,624	12,025,274

		28,157,177

Chemicals—3.1%
Lanxess AG	134,961	11,081,213
Minerals Technologies, Inc.	152,659	10,119,765
Stepan Co.	19,153	1,357,948
Westlake Chemical Corp.	399,837	20,751,540

		43,310,466

Commercial & Professional Services—0.8%
UniFirst Corp.	211,455	11,881,656

Communications Equipment—4.0%
Bel Fuse, Inc.—Class B	457,269	9,918,164
Sycamore Networks, Inc.	947,195	21,065,617
Tellabs, Inc.	5,498,462	25,347,910

		56,331,691

Computers & Peripherals—2.2%
Electronics for Imaging, Inc.*	580,701	9,999,671
Lexmark International, Inc.—Class A*	697,460	20,407,680

		30,407,351

Diversified Financial Services—2.5%
Ackermans & van Haaren N.V.	243,811	23,721,925
Leucadia National Corp.	336,339	11,469,160

		35,191,085

Electrical Equipment—1.4%
Encore Wire Corp.	825,737	19,999,350

Electronic Equipment, Instruments & Components—6.5%
AVX Corp.	1,824,452	27,804,648
Electro Scientific Industries, Inc.* (a)	1,036,485	20,004,161
Ingram Micro, Inc.—Class A*	1,527,451	27,707,961
Park Electrochemical Corp.	565,162	15,796,278

		91,313,048

Energy Equipment & Services—4.1%
Bristow Group, Inc.	407,497	$20,790,497
Pioneer Drilling Co.*	324,324	4,942,698
SEACOR Holdings, Inc.	166,528	16,646,139
Tidewater, Inc.	282,803	15,217,629

		57,596,963

Food Products—2.3%
Sanderson Farms, Inc.	203,666	9,731,162
Viterra, Inc.	2,076,450	22,568,002

		32,299,164

Health Care Equipment & Supplies—0.3%
Teleflex, Inc.	62,111	3,792,498

Health Care Providers & Services—1.5%
Cross Country Healthcare, Inc.* (a)	2,707,534	20,577,258

Hotels, Restaurants & Leisure—1.9%
Vail Resorts, Inc.	582,377	26,917,465

Household Durables—5.3%
Cavco Industries, Inc.* (a)	787,653	35,444,385
M.D.C. Holdings, Inc.	144,759	3,566,862
Skyline Corp. (a)	1,157,658	20,259,015
Stanley Furniture Co., Inc.* (a)	3,543,535	14,847,411

		74,117,673

Insurance—6.4%
Arch Capital Group, Ltd.*	370,350	11,821,572
E-L Financial Corp.	40,155	18,323,256
HCC Insurance Holdings, Inc.	391,919	12,345,449
Montpelier Re Holdings, Ltd.	1,917,672	34,518,096
National Western Life Insurance Co.—Class A	82,335	13,129,962

		90,138,335

IT Services—2.8%
Broadridge Financial Solutions, Inc.	728,976	17,546,452
ManTech International Corp.	490,268	21,777,705

		39,324,157

Leisure Equipment & Products—0.8%
JAKKS Pacific, Inc.*	633,023	11,653,953

Life Sciences Tools & Services—1.6%
Pharmaceutical Product Development, Inc.	850,465	22,826,481

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—2.4%
Alamo Group, Inc.	523,010	$12,395,337
Oshkosh Corp.*	709,923	20,545,172

		32,940,509

Marine—2.2%
Alexander & Baldwin, Inc.	628,130	30,250,741

Media—2.5%
Liberty Media-Starz, Series A*	226,100	17,011,764
Madison Square Garden, Inc.—Class A (The)*	658,675	18,133,323

		35,145,087

Metals & Mining—1.0%
Kaiser Aluminum Corp.	252,552	13,794,390

Paper & Forest Products—4.0%
Canfor Corp.*	3,221,400	35,245,808
Glatfelter	1,336,992	20,562,937

		55,808,745

Professional Services—0.8%
ICF International Inc.*	429,824	10,908,933

Real Estate Investment Trusts—0.3%
Excel Trust Inc.	209,516	2,310,962
Origen Financial, Inc.*	811,331	1,338,696

		3,649,658

Real Estate Management & Development—5.5%
Brookfield Asset Management, Inc.—Class A	463,778	15,383,516
Hang Lung Group, Ltd.	3,756,000	23,987,966
Wheelock & Co., Ltd.	9,286,000	37,691,729

		77,063,211

Semiconductors & Semiconductor Equipment—1.1%
MEMC Electronic Materials, Inc.*	1,843,521	15,725,234

Software—0.9%
Synopsys, Inc.*	514,536	13,228,721

Specialty Retail—1.6%
Haverty Furniture Cos., Inc. (a)	1,966,587	22,635,416

Textiles, Apparel & Luxury Goods—2.1%
K-Swiss, Inc.—Class A* (a)	2,830,169	30,084,697

Thrifts & Mortgage Finance—0.9%
First Niagara Financial Group, Inc.	551,909	$7,285,199
Kearny Financial Corp.	660,494	6,017,100

		13,302,299

Total Common Stocks (Cost $980,367,205)		1,120,719,360

Short-Term Investment—19.4%

Repurchase Agreement—19.4%

Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/11 at 0.010% to be repurchased at $272,070,076 on 07/01/11 collateralized by $18,500,000 Federal Home Loan Bank at 4.125% due 03/13/20 with a value of $19,864,375; by $63,265,000 Freddie Mac at 3.500% due 08/18/20 with a value of $63,739,488; by $82,035,000 Freddie Mac at 2.550% due 09/08/17 with a value of $82,240,088; by $865,000 Freddie Mac at 3.310% due 11/10/20 with a value of $837,969; by $74,000,000 Fannie Mae at 4.377% due 01/23/2018 with a value of $82,695,000; by U.S. Treasury Notes at 2.375% due 06/30/18 with a value of $28,136,631
(Cost—$272,070,000)

	$272,070,000	272,070,000

Total Short-Term Investments (Cost $272,070,000)		272,070,000

Total Investments—99.3% (Cost $1,252,437,205)		1,392,789,360
Other Assets and Liabilities (net)—0.7%		9,180,711

Net Assets—100.0%		$1,401,970,071

*	Non-income producing security.
#	As of June 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,252,437,205. The aggregate unrealized appreciation and depreciation of investments were $224,051,357 and $(83,699,202), respectively, resulting in net unrealized appreciation of $140,352,155 for federal income tax purposes.
(a)	Affiliated issuer. (See Note 7 to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$42,937,089	$—	$—	$42,937,089
Beverages	—	16,676,876	—	16,676,876
Building Products	10,731,983	—	—	10,731,983
Capital Markets	28,157,177	—	—	28,157,177
Chemicals	32,229,253	11,081,213	—	43,310,466
Commercial & Professional Services	11,881,656	—	—	11,881,656
Communications Equipment	56,331,691	—	—	56,331,691
Computers & Peripherals	30,407,351	—	—	30,407,351
Diversified Financial Services	11,469,160	23,721,925	—	35,191,085
Electrical Equipment	19,999,350	—	—	19,999,350
Electronic Equipment, Instruments & Components	91,313,048	—	—	91,313,048
Energy Equipment & Services	57,596,963	—	—	57,596,963
Food Products	32,299,164	—	—	32,299,164
Health Care Equipment & Supplies	3,792,498	—	—	3,792,498
Health Care Providers & Services	20,577,258	—	—	20,577,258
Hotels, Restaurants & Leisure	26,917,465	—	—	26,917,465
Household Durables	74,117,673	—	—	74,117,673
Insurance	90,138,335	—	—	90,138,335
IT Services	39,324,157	—	—	39,324,157
Leisure Equipment & Products	11,653,953	—	—	11,653,953
Life Sciences Tools & Services	22,826,481	—	—	22,826,481
Machinery	32,940,509	—	—	32,940,509
Marine	30,250,741	—	—	30,250,741
Media	35,145,087	—	—	35,145,087
Metals & Mining	13,794,390	—	—	13,794,390
Paper & Forest Products	55,808,745	—	—	55,808,745
Professional Services	10,908,933	—	—	10,908,933
Real Estate Investment Trusts	3,649,658	—	—	3,649,658
Real Estate Management & Development	15,383,516	61,679,695	—	77,063,211
Semiconductors & Semiconductor Equipment	15,725,234	—	—	15,725,234
Software	13,228,721	—	—	13,228,721
Specialty Retail	22,635,416	—	—	22,635,416

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$30,084,697	$—	$—	$30,084,697
Thrifts & Mortgage Finance	13,302,299	—	—	13,302,299
Total Common Stocks	1,007,559,651	113,159,709	—	1,120,719,360
Short-Term Investment	—	272,070,000	—	272,070,000
Total Investments	$1,007,559,651	$385,229,709	$—	$1,392,789,360

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments at value (a)	$892,864,310
Investment from affiliated transaction (b)	227,855,050
Repurchase Agreement	272,070,000
Cash	940
Cash denominated in foreign currencies (c)	533,976
Receivable for investments sold	11,684,150
Receivable for shares sold	330,605
Dividends receivable	1,282,996
Interest receivable	76

Total assets	1,406,622,103

Liabilities
Payables for:
Investments purchased	1,983,327
Shares redeemed	1,575,015
Accrued Expenses:
Management fees	822,371
Distribution and service fees - Class B	126,835
Administration fees	5,940
Custodian and accounting fees	22,950
Deferred trustees’ fees	20,516
Other expenses	95,078

Total liabilities	4,652,032

Net Assets	$1,401,970,071

Net Assets Represented by
Paid in surplus	$1,421,339,999
Accumulated net realized loss	(159,652,929)
Unrealized appreciation on investments and foreign currency transactions	162,865,424
Unrealized depreciation on investment from affiliated transactions	(22,524,115)
Undistributed net investment income	(58,308)

Net Assets	$1,401,970,071

Net Assets
Class A	$769,284,089
Class B	632,685,982
Capital Shares Outstanding*
Class A	50,315,019
Class B	41,509,464
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.29
Class B	15.24

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement and investment from affiliated transaction, was $729,988,040.
(b)	Identified cost of investment from affiliated transaction was $250,379,165
(c)	Identified cost of cash denominated in foreign currencies was $530,537.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends (a)	$4,744,274
Interest	11,471
Income earned from affiliated transactions	975,485

Total investment income	5,731,230

Expenses
Management fees	4,753,733
Administration fees	33,266
Custodian and accounting fees	80,060
Distribution and service fees - Class B	799,739
Audit and tax services	15,966
Legal	20,801
Trustees’ fees and expenses	15,868
Shareholder reporting	43,279
Insurance	2,624
Miscellaneous	7,511

Total expenses	5,772,847

Net investment loss	(41,617)

Net Realized and Unrealized Gain (Loss) on Investments, Investments in Affiliates and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	76,989,495
Investments in affiliates	(18,600,980)
Foreign currency transactions	293,993

Net realized gain on investments, investments in affiliates and foreign currency transactions	58,682,508

Net change in unrealized appreciation (depreciation) on:
Investments	(59,582,755)
Investments in affiliates	26,790,665
Foreign currency transactions	(4,931)

Net change in unrealized depreciation on investments, investments in affiliates, and foreign currency transactions	(32,797,021)

Net realized and unrealized loss on investments, investments in affiliates and foreign currency transactions	25,885,487

Net Increase in Net Assets from Operations	$25,843,870

(a)	Net of foreign withholding taxes of $127,393.

See accompanying notes to financial statements.

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Third Avenue Small Cap Value Portfolio

Statements of Changes in Net Assets

June 30, 2011

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$(41,617)	$2,120,799
Net realized gain on investments, investments in affiliates and foreign currency transactions	58,682,508	58,259,136
Net change in unrealized appreciation (depreciation) on investments in affiliated and foreign currency transactions	(32,797,021)	179,775,996

Net increase in net assets resulting from operations	25,843,870	240,155,931

Distributions to Shareholders
From net investment income
Class A	(7,475,653)	(10,503,841)
Class B	(6,576,253)	(6,636,258)

Net decrease in net assets resulting from distributions	(14,051,906)	(17,140,099)

Net increase (decrease) in net assets from capital share transactions	169,754,942	(279,709,273)

Net Increase (Decrease) in Net Assets	181,546,906	(56,693,441)
Net assets at beginning of period	1,220,423,165	1,277,116,606

Net assets at end of period	$1,401,970,071	$1,220,423,165

Undistributed (distribution in excess of) net investment income at end of period	$(58,308)	$14,035,215

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Value	Shares	Value
Class A
Sales	19,507,818	$311,944,550	5,369,946	$70,232,466
Reinvestments	471,650	7,475,652	749,739	10,503,841
Redemptions	(8,235,671)	(131,816,129)	(24,879,321)	(351,194,806)

Net increase (decrease)	11,743,797	$187,604,073	(18,759,636)	$(270,458,499)

Class B
Sales	2,720,449	$41,591,509	5,683,346	$74,753,841
Reinvestments	415,955	6,576,253	474,697	6,636,258
Redemptions	(4,342,865)	(66,016,893)	(6,941,718)	(90,640,873)

Net decrease	(1,206,461)	$(17,849,131)	(783,675)	$(9,250,774)

Increase (decrease) derived from capital shares transactions		$169,754,942		$(279,709,273)

See accompanying notes to financial statements.

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Third Avenue Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.04		$12.68	$10.29	$15.75	$17.48	$16.61

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01		0.03	0.17	0.16	0.17	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.43		2.51	2.50	(4.46)	(0.54)	1.89

Total From Investment Operations	0.44		2.54	2.67	(4.30)	(0.37)	2.16

Less Distributions
Distributions from Net Investment Income	(0.19)		(0.18)	(0.16)	(0.15)	(0.21)	(0.11)
Distributions from Net Realized Capital Gains	—		—	(0.12)	(1.01)	(1.15)	(1.18)

Total Distributions	(0.19)		(0.18)	(0.28)	(1.16)	(1.36)	(1.29)

Net Asset Value, End of Period	$15.29		$15.04	$12.68	$10.29	$15.75	$17.48

Total Return (%)	2.88		20.15	26.82	(29.69)	(2.79)	13.38
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.77	*	0.78	0.78	0.77	0.76	0.80
Ratio of Net Expenses to Average Net Assets (%)(b)	0.77	*	0.78	0.78	0.77	0.76	0.80
Ratio of Net Investment Income to Average Net Assets (%)	0.14	*	0.22	1.62	1.18	0.99	1.64
Portfolio Turnover Rate (%)	23.7		11.4	12.9	39.8	36.0	12.1
Net Assets, End of Period (in millions)	$769.3		$580.3	$727.2	$747.1	$1,171.6	$883.6

	Class B
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.99		$12.64	$10.25	$15.68	$17.41	$16.55

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.01)		0.02	0.16	0.13	0.13	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.42		2.48	2.48	(4.44)	(0.54)	1.91

Total From Investment Operations	0.41		2.50	2.64	(4.31)	(0.41)	2.12

Less Distributions
Distributions from Net Investment Income	(0.16)		(0.15)	(0.13)	(0.11)	(0.17)	(0.08)
Distributions from Net Realized Capital Gains	—		—	(0.12)	(1.01)	(1.15)	(1.18)

Total Distributions	(0.16)		(0.15)	(0.25)	(1.12)	(1.32)	(1.26)

Net Asset Value, End of Period	$15.24		$14.99	$12.64	$10.25	$15.68	$17.41

Total Return (%)	2.67		19.90	26.45	(29.82)	(3.02)	13.13
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	1.02	*	1.03	1.03	1.02	1.01	1.05
Ratio of Net Expenses to Average Net Assets (%)(b)	1.02	*	1.03	1.03	1.02	1.01	1.05
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.15	*	0.15	1.46	0.92	0.76	1.28
Portfolio Turnover Rate (%)	23.7		11.4	12.9	39.8	36.0	12.1
Net Assets, End of Period (in millions)	$632.7		$640.1	$549.9	$444.0	$741.5	$573.8

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

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Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-four Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Third Avenue Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2011 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

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Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, deferred trustees’ compensation, capital loss carryforwards, and losses deferred due to wash sales, Real Estate Investment Trust (REITs), and return of capital from certain securities as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

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Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Third Avenue Management LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2011	% per annum	Average Daily Net Assets

$4,753,733	0.75%	First $1 Billion

	0.70%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2011 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred or paid in that regard.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating

14

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2011, the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

M.J. Whitman LLC	$17,709

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government

$—	$269,090,472	$—	$328,811,262

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

7. Affiliated Issuers

A summay of Portfolio's transactions in the securities of affiliated issuers during the period ended June 30, 2011 was as follows:

Security Description	Number of shares held at December 31, 2010	Shares purchased	Shares sold	Number of shares held at June 30, 2011

Bronco Drilling Co., Inc.	4,460,843	—	(4,460,843)	—

Cavco Industries, Inc.	787,653	—	—	787,653

Cross Country Healthcare, Inc.	2,684,784	25,000	(2,250)	2,707,534

Electro Scientific Industries, Inc.	1,427,802	—	(391,317)	1,036,485

Haverty Furniture Cos., Inc.	1,966,587	—	—	1,966,587

Herley Industries, Inc.	1,060,702	—	(1,060,702)	—

K-Swiss, Inc.	2,830,169	—	—	2,830,169

Skyline Corp.	1,275,713	1,172	(119,227)	1,157,658

Stanley Furniture Co., Inc.	3,627,538	—	(84,003.00)	3,543,535

Superior Industries International, Inc.	2,243,637	—	(301,661)	1,941,976

Sycamore Networks, Inc.	1,884,001	—	(936,806)	947,195

Security Description	Net Realized Gain/(Loss)	Return of Capital	Dividend Income	Ending Value as of June 30, 2011

Bronco Drilling Co., Inc.	$(8,543,351)	$—	$—	$—

Cavco Industries, Inc.	—	—	—	35,444,385

Cross Country Healthcare, Inc.	(16,048)	—	—	20,577,258

Electro Scientific Industries, Inc.	(718,524)	—	—	20,004,161

Haverty Furniture Cos., Inc.	—	—	—	22,635,416

Herley Industries, Inc.	4,840,855	—	—	—

K-Swiss, Inc.	—	—	—	30,084,697

Skyline Corp.	(1,063,074)	—	325,876	20,259,015

Stanley Furniture Co., Inc.	(1,542,557)	—	—	14,847,412

Superior Industries International, Inc.	(266,847)	—	649,609	42,937,089

Sycamore Networks, Inc.	(11,291,434)	—	—	21,065,617

	$(18,600,980)	$—	$975,485	$227,855,050

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2010 and 2009 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2010	2009	2010	2009	2010	2009

$17,140,099	$17,771,886	$—	$13,940,862	$17,140,099	$31,712,748

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$14,051,518	$—	$157,572,812	$(202,769,921)	$(31,145,591)

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2011 (Unaudited)—(Continued)

8. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2010, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2017	Total

$202,769,921	$202,769,921

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law by President Obama on December 22, 2010.

The Act makes a number of changes to the provisions in the Code relating to regulated investment companies (“RICs”) that will generally become effective for taxable years of RICs beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

9. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”) which was generally effective for years beginning after December 15, 2009 and was adopted by the Portfolio. The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 fair value measurements. These enhanced disclosures became effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

17

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Item 2.	Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant’s President and Jeffrey A. Tupper, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Procedures”) and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Tupper determined that the Procedures adequately ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

Date: December 16, 2011

By:	/s/ Jeffrey A. Tupper
Jeffrey A. Tupper Chief Financial Officer and Treasurer

Date: December 16, 2011